OMB APPROVAL
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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-09885

                                   Janus Adviser Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


     Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 7/31


Date of reporting period: 10/31/08


Item 1. Schedule of Investments.
--------------------------------

Janus Adviser Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 38.0%
Advertising Sales - 0.1%
            56,760  Lamar Advertising Co. - Class A*                                                                   $     861,049
Aerospace and Defense - 0.9%
           271,580  BAE Systems PLC**                                                                                      1,525,418
            37,335  Boeing Co.                                                                                             1,951,500
            93,665  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                   1,959,472
                                                                                                                           5,436,390
Agricultural Chemicals - 1.6%
            19,315  Monsanto Co.                                                                                           1,718,649
            28,430  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 2,423,942
           156,300  Syngenta A.G. (ADR)**                                                                                  5,842,494
                                                                                                                           9,985,085
Apparel Manufacturers - 0.5%
           546,875  Esprit Holdings, Ltd.                                                                                  3,070,216
Applications Software - 0.6%
            33,145  Citrix Systems, Inc.*                                                                                    854,147
           126,425  Microsoft Corp.                                                                                        2,823,070
                                                                                                                           3,677,217
Athletic Footwear - 0.6%
            61,800  NIKE, Inc. - Class B                                                                                   3,561,534
Automotive - Cars and Light Trucks - 0.1%
            32,371  BMW A.G.**                                                                                               838,879
Beverages - Non-Alcoholic - 0.3%
            42,530  Coca-Cola Co.                                                                                          1,873,872
Brewery - 1.3%
           196,091  InBev N.V.**                                                                                           7,905,074
Building Products - Air and Heating - 0.2%
            63,700  Daikin Industries, Ltd.**                                                                              1,431,925
Cable Television - 0.1%
            21,035  DIRECTV Group, Inc.*                                                                                     460,456
Casino Hotels - 0.7%
           253,413  Crown, Ltd.                                                                                            1,133,201
           136,985  MGM Mirage*                                                                                            2,254,773
            18,295  Wynn Resorts, Ltd.*                                                                                    1,105,018
                                                                                                                           4,492,992
Commercial Services - Finance - 0.5%
            36,785  Visa, Inc. A-Shares                                                                                    2,036,050
            64,385  Western Union Co.                                                                                        982,515
                                                                                                                           3,018,565
Computers - 1.2%
            49,880  Apple, Inc.*                                                                                           5,366,589
            38,385  Research In Motion, Ltd. (U.S. Shares)*                                                                1,935,756
                                                                                                                           7,302,345
Computers - Memory Devices - 0.9%
           492,840  EMC Corp.*                                                                                             5,805,655
Cosmetics and Toiletries - 1.3%
           172,880  Avon Products, Inc.                                                                                    4,292,610
            63,550  Colgate-Palmolive Co.                                                                                  3,988,398
                                                                                                                           8,281,008
Diversified Operations - 1.4%
           443,565  China Merchants Holdings International Company, Ltd.                                                   1,048,863
            91,035  Danaher Corp.                                                                                          5,392,914
           835,595  Melco International Development, Ltd.                                                                    148,260
            36,790  Siemens A.G.**                                                                                         2,248,238
                                                                                                                           8,838,275
E-Commerce/Services - 0.2%
            50,745  eBay, Inc.*                                                                                              774,876
            56,465  Liberty Media Corp. - Interactive - Class A*                                                             275,549
                                                                                                                           1,050,425
Electric Products - Miscellaneous - 0.3%
            55,715  Emerson Electric Co.                                                                                   1,823,552
Electronic Connectors - 0.2%
            33,145  Amphenol Corp. - Class A                                                                                 949,604
Enterprise Software/Services - 1.4%
           498,050  Oracle Corp.*                                                                                          9,109,335
Finance - Investment Bankers/Brokers - 0.5%
            16,655  Credit Suisse Group (ADR)**                                                                              622,897
            13,325  Goldman Sachs Group, Inc.                                                                              1,232,563
            90,765  Morgan Stanley Co.                                                                                     1,585,664
                                                                                                                           3,441,124
Food - Miscellaneous/Diversified - 1.8%
           288,944  Nestle S.A.**                                                                                         11,266,767
Hotels and Motels - 0.5%
           131,195  Starwood Hotels & Resorts Worldwide, Inc.                                                              2,957,135
Industrial Gases - 0.2%
            22,535  Praxair, Inc.                                                                                          1,468,155
Machinery - General Industrial - 0.1%
         3,037,095  Shanghai Electric Group Company, Ltd.*                                                                   896,084
Medical - Biomedical and Genetic - 1.4%
            44,735  Celgene Corp.*                                                                                         2,874,671
           136,255  Gilead Sciences, Inc.*                                                                                 6,247,292
                                                                                                                           9,121,963
Medical - Drugs - 4.0%
            67,140  Allergan, Inc.                                                                                         2,663,444
           153,475  Bristol-Myers Squibb Co.                                                                               3,153,911
           129,935  Merck & Company, Inc.                                                                                  4,021,488
            94,962  Roche Holding A.G.**                                                                                  14,540,447
            44,435  Wyeth                                                                                                  1,429,918
                                                                                                                          25,809,208
Medical - HMO - 0.9%
            25,410  Coventry Health Care, Inc.*                                                                              335,158
           222,905  UnitedHealth Group, Inc.                                                                               5,289,536
                                                                                                                           5,624,694
Medical Instruments - 0.2%
            26,700  Medtronic, Inc.                                                                                        1,076,811
Medical Products - 0.2%
            33,310  Covidien, Ltd.**                                                                                       1,475,300
Networking Products - 0.3%
           117,440  Cisco Systems, Inc.*                                                                                   2,086,909
Oil Companies - Exploration and Production - 1.1%
           135,955  EnCana Corp. (U.S. Shares)                                                                             6,921,469
Oil Companies - Integrated - 2.8%
           202,085  ConocoPhillips                                                                                        10,512,461
           121,495  Hess Corp.                                                                                             7,315,214
                                                                                                                          17,827,675
Optical Supplies - 0.2%
            11,365  Alcon, Inc. (U.S. Shares)**                                                                            1,001,484
Power Converters and Power Supply Equipment - 0.2%
            72,185  Suntech Power Holdings Company, Ltd. (ADR)*                                                            1,263,238
Retail - Apparel and Shoe - 0.1%
            50,825  Nordstrom, Inc.                                                                                          919,424
Retail - Consumer Electronics - 0.3%
            39,405  Yamada Denki Company, Ltd.**                                                                           2,135,778
Retail - Drug Store - 1.4%
           293,675  CVS/Caremark Corp.                                                                                     9,001,139
Retail - Jewelry - 0.1%
            23,020  Tiffany & Co.                                                                                            631,899
Retail - Restaurants - 0.3%
            36,905  McDonald's Corp.                                                                                       2,137,907
Soap and Cleaning Preparations - 1.6%
           237,368  Reckitt Benckiser PLC**                                                                                9,974,780
Telecommunication Equipment - Fiber Optics - 0.6%
           334,250  Corning, Inc.                                                                                          3,619,928
Tobacco - 2.7%
           423,135  Altria Group, Inc.                                                                                     8,119,960
           199,640  Philip Morris International, Inc.                                                                      8,678,350
                                                                                                                          16,798,310
Transportation - Railroad - 1.4%
           132,249  Canadian National Railway Co. (U.S. Shares)                                                            5,721,092
            49,970  Union Pacific Corp.                                                                                    3,336,497
                                                                                                                           9,057,589
Web Portals/Internet Service Providers - 0.2%
             3,190  Google, Inc. - Class A*                                                                                1,146,358
Wireless Equipment - 0.5%
            81,780  QUALCOMM, Inc.                                                                                         3,128,903
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $279,592,923)                                                                                   240,563,484
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.1%
Food - Miscellaneous/Diversified - 0%
                 3  Heinz (H.J.) Finance Co., 8.0000% (144A)                                                                 296,438
Metal - Diversified - 0.1%
            12,940  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500%                                               631,213
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $913,097)                                                                                        927,651
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 11.1%
Agricultural Chemicals - 0%
      $    205,000  Mosaic Co., 7.6250%, due 12/1/16 (144A)                                                            $     179,021
Beverages - Non-Alcoholic - 0.4%
         1,320,000  Dr. Pepper Snapple Group, 6.1200%, due 5/1/13 (144A)                                                   1,238,756
           480,000  Dr. Pepper Snapple Group, 6.8200%, due 5/1/18 (144A)                                                     420,253
           590,000  Dr. Pepper Snapple Group, 7.4500%, due 5/1/38 (144A)                                                     477,705
           660,000  PepsiCo, Inc., 7.9000%, 11/1/18                                                                          696,308
                                                                                                                           2,833,022
Cable Television - 0.7%
           540,000  Comcast Corp., 6.3000%, due 11/15/17                                                                     466,658
           600,000  Comcast Corp., 5.7000%, due 5/15/18                                                                      495,765
           600,000  Comcast Corp., 6.4000%, due 5/15/38                                                                      458,905
           235,000  Cox Communications, Inc., 6.9500%, due 6/1/38 (144A)                                                     176,679
         1,330,000  Time Warner Cable, Inc., 6.7500%, due 7/1/18                                                           1,140,704
         2,060,000  Time Warner Cable, Inc., 7.3000%, due 7/1/38                                                           1,723,566
                                                                                                                           4,462,277
Cellular Telecommunications - 0.2%
         1,181,000  Rogers Communications, 6.3750%, due 3/1/14                                                             1,054,568
Chemicals - Diversified - 0.1%
           600,000  E.I. DU Pont De Nemours, 5.0000%, due 7/15/13                                                            572,895
Coal - 0.1%
           595,000  Arch Western Finance, 6.7500%, due 7/1/13                                                                499,800
Commercial Banks - 0.5%
         2,470,000  Credit Suisse New York, 5.0000%, due 5/15/13**                                                         2,227,572
         1,195,000  U.S. Bank, 5.7000%, due 12/15/08                                                                       1,198,504
                                                                                                                           3,426,076
Computer Services - 0.1%
           256,000  SunGard Data Systems, Inc., 9.1250%, due 8/15/13                                                         212,480
           256,000  SunGard Data Systems, Inc., 10.2500%, due 8/15/15                                                        179,200
                                                                                                                             391,680
Consumer Products - Miscellaneous - 0.2%
           200,000  Kimberly-Clark Corp., 7.5000%, due 11/1/18                                                               203,087
           280,000  Clorox Co., 5.0000%, due 3/1/13                                                                          256,754
           610,000  Clorox Co., 5.9500%, due 10/15/17                                                                        543,309
                                                                                                                           1,003,150
Cosmetics and Toiletries - 0.1%
           465,000  Estee Lauder Companies, Inc., 7.7500%, due 11/1/13                                                       472,267
Data Processing and Management - 0.1%
           495,000  Fiserv, Inc., 6.1250%, due 11/20/12                                                                      435,893
           495,000  Fiserv, Inc., 6.8000%, due 11/20/17                                                                      378,210
                                                                                                                             814,103
Diversified Operations - 0.7%
           600,000  Morgan Stanley, 6.7500%, due 4/15/11                                                                     559,873
         2,454,000  3M Company, 4.3750%, due 8/15/13                                                                       2,418,189
           670,000  Dover Corp., 5.4500%, due 3/15/18                                                                        608,917
           335,000  Dover Corp., 6.6000%, due 3/15/38                                                                        304,511
           510,000  Eaton Corp., 4.9000%, due 5/15/13                                                                        473,326
                                                                                                                           4,364,816
Electric - Distribution - 0.1%
           665,000  Midamerican Energy Holdings, 5.9500%, due 5/15/37                                                        475,569
Electric - Generation - 0.1%
           570,000  Allegheny Energy Supply, 8.2500%, due 4/15/12 (144A)                                                     521,550
           255,000  Edison Mission Energy, 7.0000%, due 5/15/17                                                              201,769
                                                                                                                             723,319
Electric - Integrated - 1.6%
           285,000  Centerpoint Energy, Inc., 6.5000%, due 5/1/18                                                            215,666
         1,140,000  CMS Energy Corp., 6.3000%, due 2/1/12                                                                  1,017,756
           335,000  Consumers Energy Co., 5.6500%, due 9/15/18                                                               264,781
           270,000  Duke Energy Carolinas, 5.1000%, due 4/15/18                                                              235,256
           375,000  Duke Energy Carolinas, 6.0500%, due 4/15/38                                                              316,298
           670,000  Midamerican Energy Holdings, 6.5000%, due 9/15/37                                                        517,433
         1,010,000  Oncor Electric Delivery, 5.9500%, due 9/1/13 (144A)                                                      925,785
         1,055,000  Oncor Electric Delivery, 6.8000%, due 9/1/18 (144A)                                                      891,366
           420,000  Oncor Electric Delivery, 7.5000%, due 9/1/38 (144A)                                                      328,430
           215,000  Pacific Gas and Electric Co., 3.6000%, due 3/1/09                                                        213,103
           745,000  Pacific Gas and Electric Co., 4.2000%, due 3/1/11                                                        709,814
         1,315,000  Pacific Gas and Electric Co., 8.2500%, due 10/15/18                                                    1,338,683
           195,000  Pacificorp, 6.2500%, due 10/15/37                                                                        158,828
           190,000  Public Service Colorado, 5.8000%, due 8/1/18                                                             173,033
         1,170,000  Tampa Electric, 6.1000%, due 5/15/18                                                                     940,947
           810,000  TXU Energy Co. LLC, 10.2500%, due 11/1/15 (144A)                                                         617,625
         1,165,000  Virginia Electric & Power Co., 5.1000%, due 11/30/12                                                   1,062,022
         1,190,000  West Penn Power Co., 5.9500%, due 12/15/17 (144A)                                                        962,120
                                                                                                                          10,888,946
Enterprise Software/Services - 0.2%
         1,230,000  BMC Software, Inc., 7.2500%, due 6/1/18                                                                1,059,763
Fiduciary Banks - 0.1%
           525,000  Bank of America Corp., 4.5000%, due 4/1/13                                                               492,577
Finance - Investment Bankers/Brokers - 0.5%
         1,290,000  Citigroup, Inc., 6.1250%, due 11/21/17                                                                 1,109,066
         2,455,000  JP Morgan Chase & Co, 6.0000%, due 1/15/18                                                             2,202,336
                                                                                                                           3,311,402
Food - Miscellaneous/Diversified - 0.3%
           691,000  General Mills, Inc., 5.2500%,  due 8/15/13                                                               654,021
           355,000  General Mills, Inc., 5.2000%, due 3/17/15                                                                307,355
           255,000  Kellogg Company, 4.2500%, due 3/6/13                                                                     235,687
           665,000  Kraft Foods, Inc., 6.1250%, due 2/1/18                                                                   569,767
                                                                                                                           1,766,830
Food - Retail - 0.4%
           705,000  Kroger Co., 6.4000%, due 8/15/17                                                                         613,405
           280,000  Kroger Co., 6.1500%, due 1/15/20                                                                         229,869
           220,000  Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                     180,400
         1,709,000  Supervalu, Inc., 7.5000%, due 11/15/14                                                                 1,401,380
                                                                                                                           2,425,054
Independent Power Producer - 0.2%
           595,000  NRG Energy, Inc., 7.3750%, due 2/1/16                                                                    513,188
         1,185,000  Reliant Energy, Inc., 7.6250%, due 6/15/14                                                               912,450
           170,000  Reliant Energy, Inc., 7.8750%, due 6/15/17                                                               130,050
                                                                                                                           1,555,688
Machinery - Construction and Mining - 0%
           310,000  Atlas Copco A.B., 5.6000%, due 5/22/17ss.                                                                278,129
Medical - Hospitals - 0.2%
           570,000  HCA, Inc., 6.5000%, due 2/15/16                                                                          334,875
           880,000  HCA, Inc., 9.2500%, due 11/15/16                                                                         748,000
                                                                                                                           1,082,875
Medical Products - 0.5%
           465,000  Covidien, Ltd., 6.5500%, due 10/15/37**                                                                  367,592
         1,815,000  Covidien International, 5.4500%, due 10/15/12**                                                        1,751,491
         1,380,000  Covidien International, 6.0000%, due 10/15/17**                                                        1,203,331
                                                                                                                           3,322,414
Multimedia - 0%
           305,000  Viacom, Inc., 6.1250%, due 10/5/17                                                                       236,548
Office Automation and Equipment - 0.2%
           235,000  Xerox Corp., 3.6263%, due 12/18/09 ***                                                                   214,384
           385,000  Xerox Corp, 5.6500%, due 5/15/13                                                                         303,865
         1,055,000  Xerox Corp, 6.3500%, due 5/15/18                                                                         773,104
                                                                                                                           1,291,353
Oil Companies - Exploration and Production - 0%
            95,000  Forest Oil Corp., 8.0000%, due 12/15/11 (144A)                                                            84,550
Pipelines - 0.5%
           885,000  El Paso Corporation, 7.0000%, due 6/15/17                                                                675,436
           255,000  Kinder Morgan Energy Partners L.P., 6.0000%, due 2/1/17                                                  203,742
           155,000  Kinder Morgan Energy Partners L.P., 6.5000%, due 2/1/37                                                  107,579
           185,000  Kinder Morgan Energy Partners N.T., 5.9500%, due 2/15/18                                                 144,770
           660,000  Kinder Morgan Energy Partners N.T., 6.9500%, due 1/15/38                                                 484,048
         1,740,000  Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                         1,348,500
           265,000  Plains All American Pipeline, 6.5000%, due 5/1/18 (144A)                                                 196,084
           205,000  Southern Natural Gas Co., 5.9000%, due 4/1/17 (144A)                                                     158,103
                                                                                                                           3,318,262
Reinsurance - 0.2%
         1,245,000  Berkshire Hathaway, Inc., 5.0000%, due 8/15/13 (144A)                                                  1,185,556
Retail - Discount - 0.1%
           375,000  Wal-Mart Stores, Inc., 4.2500%, due 4/15/13                                                              364,433
           375,000  Wal-Mart Stores, Inc., 6.2000%, due 4/15/38                                                              323,711
                                                                                                                             688,144
Retail - Regional Department Stores - 0.2%
         1,030,000  May Department Stores Co., 4.8000%, due 7/15/09                                                          974,488
Special Purpose Entity - 0.1%
           450,000  Petroplus Finance, Ltd., 6.7500%, due 5/1/14 (144A)                                                      301,500
           112,000  Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                       73,360
                                                                                                                             374,860
Steel - Producers - 0.1%
         1,152,000  Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                        763,200
Super-Regional Banks - 0.8%
         1,560,000  Bank of America, 8.0000%, due 1/30/18 ***                                                              1,167,988
         1,240,000  Bank of America Corp., 4.9000%, due 5/1/13                                                             1,147,006
         1,155,000  Wells Fargo Capital, 9.7500%, due 9/26/13 ***                                                          1,120,350
         1,730,000  Wells Fargo Co., 5.6250%, due 12/11/17                                                                 1,526,190
                                                                                                                           4,961,534
Telephone - Integrated - 0.6%
         1,595,000  AT&T, Inc., 4.9500%, due 1/15/13                                                                       1,476,760
           350,000  AT&T, Inc., 5.5000%, due 2/1/18                                                                          297,378
         1,355,000  AT&T, Inc., 5.6000%, due 5/15/18                                                                       1,156,077
           795,000  AT&T, Inc., 6.4000%, due 5/15/38                                                                         636,214
                                                                                                                           3,566,429
Telephone - Local - 0.3%
         1,000,000  Verizon Communications, Inc., 8.7500%, due 11/1/18                                                     1,021,100
           530,000  Verizon Communications, Inc., 8.9500%, due 3/1/39                                                        536,561
                                                                                                                           1,557,661
Transportation - Railroad - 0.4%
           595,000  CSX Corp., 8.3750%, due 10/15/14                                                                         597,231
           605,000  Burlington North Santa Fe, 5.7500%, due 3/15/18                                                          529,820
           515,000  Canadian National Railways, 4.2500%, due 8/1/09                                                          511,159
         1,115,000  Union Pacific Corp., 5.7000%, due 8/15/18                                                                937,799
                                                                                                                           2,576,009
Wireless Equipment - 0.2%
         1,245,000  Rogers Communications, Inc., 6.8000%, due 8/15/18                                                      1,089,416
           315,000  Rogers Communications, Inc., 7.5000%, due 8/15/38                                                        264,657
                                                                                                                           1,354,073
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $78,658,108)                                                                                  70,388,908
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 18.4%
                    Fannie Mae:
         6,200,000  5.5000%, 11/13/08+++                                                                                   6,196,125
         6,200,000  6.0000%, 11/13/08 +++                                                                                  6,056,625
         2,435,000  4.5000%, 11/18/08 +++                                                                                  2,317,053
         5,000,000  5.0000%, 11/18/08+++                                                                                   4,735,940
         3,135,001  5.0000%, 2/1/23                                                                                        3,066,625
         6,944,200  5.5000%, 3/1/23                                                                                        6,929,180
         1,374,902  4.5000%, 6/1/23                                                                                        1,309,253
         2,998,253  5.5000%, 8/1/23                                                                                        2,991,468
         2,493,441  5.0000%, 9/1/23                                                                                        2,439,059
         1,570,000  6.0000%, 11/1/23                                                                                       1,582,511
         2,385,687  6.0000%, 4/1/37                                                                                        2,385,801
         1,083,253  5.5000%, 6/1/37                                                                                        1,058,932
         3,408,793  6.5000%, 10/1/37                                                                                       3,457,475
         7,014,608  5.0000%, 3/1/38                                                                                        6,647,364
         1,110,938  6.0000%, 3/1/38                                                                                        1,110,991
         5,844,009  5.5000%, 4/1/38                                                                                        5,712,215
         6,069,094  5.0000%, 5/1/38                                                                                        5,751,352
         1,129,408  5.0000%, 5/1/38                                                                                        1,070,279
         2,270,994  5.5000%, 5/1/38                                                                                        2,219,778
         1,142,843  5.5000%, 6/1/38                                                                                        1,117,069
         6,078,678  5.5000%, 6/1/38                                                                                        5,941,591
         1,152,165  5.5000%, 6/1/38                                                                                        1,126,181
         4,697,094  6.0000%, 6/1/38                                                                                        4,696,850
           481,635  5.5000%, 7/1/38                                                                                          470,773
         1,156,151  5.5000%, 7/1/38                                                                                        1,130,078
         2,549,568  6.0000%, 7/1/38                                                                                        2,549,435
                                                                                                                          84,070,003
                    Freddie Mac:
         1,109,585  4.5000%, 4/1/23                                                                                        1,054,178
         1,316,000  6.0000%, 8/1/23                                                                                        1,324,896
           520,488  5.5000%, 2/1/38                                                                                          507,877
         3,840,000  6.0000%, 2/1/38                                                                                        3,835,440
           881,247  4.5000%, 5/1/38                                                                                          799,658
         2,350,000  5.5000%, 5/1/38                                                                                        2,293,062
         1,045,184  5.0000%, 4/1/38                                                                                          989,485
           260,980  4.5000%, 5/1/38                                                                                          236,817
         1,135,546  5.0000%, 5/1/38                                                                                        1,075,030
         5,277,515  5.5000%, 6/1/38                                                                                        5,149,646
         1,903,826  6.0000%, 6/1/38                                                                                        1,901,565
         3,920,000  5.0000%, 8/1/38                                                                                        3,711,097
         2,564,888  6.0000%, 8/1/38                                                                                        2,561,842
           763,303  5.5000%, 9/1/38                                                                                          744,808
           680,000  6.5000%, 9/1/38                                                                                          689,605
         1,570,002  6.5000%, 9/1/38                                                                                        1,592,178
         3,421,081  6.5000%, 9/1/38                                                                                        3,469,404
                                                                                                                          31,936,588
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $117,686,742)                                                                     116,006,591
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 25.2%
                    U.S. Treasury Notes/Bonds:
         4,859,000  4.3750%, 11/15/08                                                                                      4,864,695
           423,000  4.7500%, 12/31/08                                                                                        425,710
         4,362,000  4.8750%, 5/31/09                                                                                       4,452,647
         3,612,000  4.6250%, 11/15/09                                                                                      3,727,978
         4,698,000  3.2500%, 12/31/09                                                                                      4,791,960
         6,767,000  4.8750%, 1/31/09                                                                                       6,835,198
         6,714,000  4.5000%, 2/15/09**                                                                                     6,784,289
         4,551,000  3.1250%, 4/15/09                                                                                       4,593,666
           641,000  4.8750%, 5/15/09                                                                                         653,419
         5,633,000  6.0000%, 8/15/09                                                                                       5,835,439
         3,434,000  4.0000%, 4/15/10                                                                                       3,559,286
         1,138,000  4.5000%, 5/15/10                                                                                       1,192,144
         2,155,000  2.6250%, 5/31/10                                                                                       2,194,059
            78,000  3.6250%, 6/15/10                                                                                          80,846
           574,000  2.8750%, 6/30/10                                                                                         587,139
         1,997,000  2.7500%, 7/31/10                                                                                       2,042,869
            15,000  2.3750%, 8/31/10                                                                                          15,234
         6,627,000  4.5000%, 11/15/10**                                                                                    7,039,637
         6,807,000  4.5000%, 2/28/11**                                                                                     7,286,682
           705,000  4.8750%, 5/31/11                                                                                         763,603
         1,395,000  4.8750%, 7/31/11                                                                                       1,513,030
         7,475,000  4.5000%, 9/30/11**                                                                                     8,045,552
           569,000  2.5000%, 3/31/13                                                                                         568,778
           346,000  3.1250%, 4/30/13                                                                                         354,677
         2,277,000  3.3750%, 6/30/13                                                                                       2,345,132
         2,075,000  3.1250%, 8/31/13                                                                                       2,111,474
        19,750,000  3.1250%, 9/30/13                                                                                      20,070,937
         1,727,000  4.5000%, 5/15/17                                                                                       1,799,318
         2,127,000  4.2500%, 11/15/17                                                                                      2,187,654
        12,077,000  4.0000%, 8/15/18                                                                                      12,093,037
           722,000  7.8750%, 2/15/21                                                                                         924,216
         1,720,000  6.0000%, 2/15/26                                                                                       1,960,666
         1,004,000  4.7500%, 2/15/37                                                                                       1,064,475
         4,218,000  4.5000%, 5/15/38                                                                                       4,311,256
                                                                                                                         127,076,702
                    Fannie Mae:
         1,000,000  5.2500%, 1/15/09                                                                                       1,005,211
           465,000  6.3750%, 6/15/09                                                                                         475,418
         7,740,000  2.8750%, 10/12/10                                                                                      7,712,708
         2,500,000  3.6250%, 8/15/11                                                                                       2,525,023
         2,365,000  3.8750%, 7/12/13                                                                                       2,336,861
         1,185,000  5.3750%, 6/12/17                                                                                       1,197,854
         1,785,000  6.6250%, 11/15/30                                                                                      2,017,361
                                                                                                                          17,270,436
                    Freddie Mac:
           520,000  5.7500%, 3/15/09                                                                                         525,854
         2,645,000  3.1250%, 10/25/10                                                                                      2,650,962
         5,095,000  2.8750%, 11/23/10                                                                                      5,075,655
         2,500,000  3.8750%, 6/29/11                                                                                       2,544,575
         2,365,000  3.7500%, 6/28/13                                                                                       2,319,424
         1,190,000  4.8800%, 6/13/18                                                                                       1,163,947
                                                                                                                          14,280,417
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $157,287,369)                                                                      158,627,555
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 7.2%
        21,031,172  Janus Institutional Cash Management Fund - Institutional Shares, 1.46%                                21,031,172
        24,250,523  Janus Institutional Money Market Fund - Institutional Shares, 1.09%                                   24,250,523
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $45,281,695)                                                                                    45,281,695

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $679,419,934) - 100%                                                                       631,795,884
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

Country                                               Value     % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Australia                                      $    1,133,200              0.2%
Belgium                                             7,905,074              1.2%
Bermuda                                             4,920,375              0.8%
Brazil                                              1,959,472              0.3%
Canada                                             21,270,558              3.4%
Cayman Islands                                      1,263,237              0.2%
China                                                 896,084              0.1%
Germany                                             3,087,118              0.5%
Hong Kong                                           1,197,123              0.2%
Japan                                               3,567,703              0.6%
Luxembourg                                          3,322,414              0.5%
Sweden                                                278,129              0.0%
Switzerland                                        35,501,662              5.6%
United Kingdom                                     11,500,198              1.8%
United States ++                                  533,993,537             84.6%
-------------------------------------------------------------------------------
Total                                          $  631,795,884            100.0%
-------------------------------------------------------------------------------

++ Includes Short-Term Securities (77.4% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of October 31, 2008 (unaudited)

Currency Sold and                     Currency        Currency      Unrealized
Settlement Date                      Units Sold    Value in U.S.$   Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/12/08                  2,140,000  $   3,441,854  $     443,885

British Pound 12/19/08                  1,275,000      2,045,434        114,416

Euro 11/12/08                           1,900,000      2,420,727        207,372

Euro 12/19/08                           2,330,000      2,964,995         87,591

Japanese Yen 11/12/08                  78,000,000        792,166        (46,219)

Swiss Franc 11/12/08                    9,300,000      8,023,092        784,963
--------------------------------------------------------------------------------
Total                                              $  19,688,268  $   1,592,008

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
**          A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
***         Rate is subject to change. Rate shown reflects current rate.
+++         Security is traded on a "to-be-announced" basis.

ss. Schedule of Restricted and Illiquid Securities (as of October 31, 2008)

                                                                                                  Value as a
                                                                                                     % of
                                              Acquisition      Acquisition                        Investment
                                                 Date              Cost             Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund
Atlas Copco A.B., 5.6000%
   due 5/22/17                                  5/15/07          309,861         $  278,129           0.0%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                       $84,614,973



Valuation Inputs Summary (as of October 31, 2008)

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

                Level 2 - Other Significant   Level 3 - Significant Unobservable
                   Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Balanced Fund            $ 172,711,454            $ 459,084,430                 $ -
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund            $ -                      $ 1,592,008                   $ -
------------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forwards, written option contracts and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Adviser Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.6%
Airport Development - Maintenance - 0.4%
           627,746  Macquarie Airports**                                                                                $    897,756
Automotive - Cars and Light Trucks - 0.3%
            21,906  BMW A.G.                                                                                                 567,684
Brewery - 3.2%
           173,787  InBev N.V.**                                                                                           7,005,927
Broadcast Services and Programming - 4.3%
           454,520  Liberty Global, Inc. - Class A*,**                                                                     7,495,035
           125,970  Liberty Global, Inc. - Class C*,**                                                                     2,035,675
                                                                                                                           9,530,710
Building Products - Cement and Aggregate - 1.2%
           331,242  Cemex S.A. de C.V. (ADR)*,**                                                                           2,504,189
           175,300  Gujarat Ambuja Cements, Ltd.                                                                             218,811
                                                                                                                           2,723,000
Cable Television - 5.5%
           551,935  DIRECTV Group, Inc.*,**                                                                               12,081,857
Commercial Banks - 2.0%
           192,550  ICICI Bank, Ltd.                                                                                       1,624,518
           141,070  ICICI Bank, Ltd. (ADR)**                                                                               2,410,886
            73,100  Mitsubishi UFJ Financial Group, Inc.                                                                     450,240
                                                                                                                           4,485,644
Containers - Metal and Glass - 2.2%
           209,700  Owens-Illinois, Inc.*,**                                                                               4,797,936
Diversified Operations - 1.0%
           905,000  China Merchants Holdings International Company, Ltd.**                                                 2,139,981
Electric - Generation - 2.0%
         1,525,888  National Thermal Power Corporation, Ltd.                                                               4,403,957
Electric - Integrated - 2.9%
         3,707,945  Tenaga Nasional Berhad                                                                                 6,271,796
Electric - Transmission - 0.8%
         1,239,280  Power Grid Corporation of India Limited                                                                1,775,526
Engineering - Research and Development Services - 1.2%
           134,310  Larsen & Toubro, Ltd.                                                                                  2,225,594
            29,185  Larsen & Toubro, Ltd. (GDR)                                                                              483,514
                                                                                                                           2,709,108
Finance - Consumer Loans - 4.1%
           836,800  SLM Corp.*,**                                                                                          8,928,656
Finance - Investment Bankers/Brokers - 1.6%
            29,915  Goldman Sachs Group, Inc.                                                                              2,767,138
            43,300  Merrill Lynch & Company, Inc.                                                                            804,947
                                                                                                                           3,572,085
Financial Guarantee Insurance - 1.4%
            92,715  Assured Guaranty, Ltd.                                                                                 1,041,189
           217,620  MBIA, Inc.*,**                                                                                         2,139,205
                                                                                                                           3,180,394
Forestry - 5.2%
           308,025  Plum Creek Timber Company, Inc.**                                                                     11,483,172
Independent Power Producer - 5.3%
           401,045  NRG Energy, Inc.*,**                                                                                   9,324,296
            14,019  Reliance Power, Ltd.*                                                                                     29,519
           428,670  Reliant Energy, Inc.*,**                                                                               2,250,518
                                                                                                                          11,604,333
Investment Companies - 0.7%
         1,440,150  Australian Infrastructure Fund**                                                                       1,562,668
Investment Management and Advisory Services - 0%
               702  Future Capital Holdings, Ltd.*                                                                             2,711
Medical - Biomedical and Genetic - 6.1%
           222,930  Amgen, Inc.*,**                                                                                       13,351,278
Metal Processors and Fabricators - 0.4%
           403,268  Bharat Forge, Ltd.                                                                                       850,435
Multi-Line Insurance - 0.7%
            26,565  ACE, Ltd. (U.S. Shares)                                                                                1,523,768
Multimedia - 5.7%
           667,730  Liberty Media Corp. - Entertainment - Class A*,**                                                     10,750,452
           162,845  News Corporation, Inc. - Class A                                                                       1,732,671
               325  News Corporation, Inc. - Class B                                                                           3,452
                                                                                                                          12,486,575
Oil Companies - Exploration and Production - 4.6%
           245,234  Forest Oil Corp.*,**                                                                                   7,163,285
             1,200  OGX Petroleo E Gas Participacoes*                                                                        152,425
           270,705  Sandridge Energy, Inc.*,**                                                                             2,896,544
                                                                                                                          10,212,254
Paper and Related Products - 0.2%
         1,279,899  Ballarpur Industries, Ltd.                                                                               521,338
Pipelines - 8.3%
           226,976  Enbridge, Inc.**                                                                                       7,886,135
           206,813  Kinder Morgan Management LLC*,**                                                                      10,330,308
                                                                                                                          18,216,443
Real Estate Management/Services - 4.6%
           384,420  CB Richard Ellis Group, Inc. - Class A*,**                                                             2,694,784
           425,205  Mitsubishi Estate Company, Ltd.**                                                                      7,486,196
                                                                                                                          10,180,980
Real Estate Operating/Development - 6.9%
         1,821,970  CapitaLand, Ltd.**                                                                                     3,599,843
         1,194,905  New World Development Company, Ltd.                                                                    1,004,563
           341,580  St. Joe Co.*                                                                                          10,561,653
                                                                                                                          15,166,059
Reinsurance - 0.5%
               258  Berkshire Hathaway, Inc. - Class B*                                                                      990,720
REIT - Diversified - 2.2%
            68,210  Vornado Realty Trust**                                                                                 4,812,216
REIT - Mortgage - 0.8%
           106,035  Annaly Mortgage Management, Inc.**                                                                     1,473,886
            95,860  Gramercy Capital Corp.*                                                                                  254,988
                                                                                                                           1,728,874
REIT - Warehouse/Industrial - 1.5%
           238,780  ProLogis                                                                                               3,342,920
Resorts and Theme Parks - 1.5%
           100,230  Vail Resorts, Inc.*                                                                                    3,333,650
Retail - Consumer Electronics - 0.6%
            24,110  Yamada Denki Company, Ltd.                                                                             1,306,779
Retail - Major Department Stores - 1.0%
            47,060  J.C. Penney Company, Inc.                                                                              1,125,675
           272,192  Pantaloon Retail India, Ltd.                                                                           1,135,914
                                                                                                                           2,261,589
Soap and Cleaning Preparations - 0.9%
            45,774  Reckitt Benckiser PLC**                                                                                1,923,535
Super-Regional Banks - 0.4%
            38,725  Bank of America Corp.                                                                                    935,983
Television - 0.4%
           144,781  British Sky Broadcasting Group PLC**                                                                     882,593
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $319,623,843)                                                                                   203,752,890
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.8%
REIT - Diversified - 0.5%
   $     1,612,000  Vornado Realty Trust, 2.8500%, due 4/1/27                                                              1,136,460
REIT - Warehouse/Industrial - 0.3%
         1,585,000  Prologis, 2.2500%, due 4/1/37                                                                            721,175
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,832,300)                                                                                    1,857,635
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0 %
               475  Annaly Mortgage Management, Inc.
                    expires January 2009
                    exercise price $16.00**                                                                                   27,313
               605  Chesapeake Energy Corp.
                    expires January 2009
                    exercise price $60.00**                                                                                    6,171
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $386,925)                                                                      33,484
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 5.3%
               466  Forest Oil Corp.
                    expires November 2008
                    exercise price $72.00                                                                                  1,993,781
                70  MSCI World Index
                    expires December 2008
                    exercise price $1,143.00                                                                               1,406,413
                70  MSCI World Index
                    expires December 2008
                    exercise price $1,194.00                                                                               1,521,307
               245  S&P 500 Index
                    expires December 2008
                    exercise price $925.00                                                                                 1,333,290
               736  S&P 500 Index
                    expires December 2008
                    exercise price $975.00                                                                                 5,422,112
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $9,568,810)                                                                 11,676,903
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.3%
         2,825,000  Janus Institutional Money Market Fund - Institutional Shares, 1.09% (cost $2,825,000)                  2,825,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $334,236,878) - 100%                                                                      $220,145,912
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                     $      2,460,424              1.1%
Belgium                                              7,005,926              3.2%
Bermuda                                              1,041,189              0.5%
Brazil                                                 152,425              0.1%
Canada                                               7,886,135              3.6%
Germany                                                567,684              0.3%
Hong Kong                                            3,144,544              1.4%
India                                               15,682,723              7.1%
Japan                                                9,243,215              4.2%
Malaysia                                             6,271,796              2.8%
Mexico                                               2,504,190              1.1%
Singapore                                            3,599,843              1.6%
Switzerland                                          1,523,768              0.7%
United Kingdom                                       2,806,128              1.3%
United States++                                    156,255,922             71.0%
--------------------------------------------------------------------------------
Total                                         $    220,145,912            100.0%

++Includes Short-Term Securities (69.7% excluding Short-Term Securities)

Janus Adviser Contrarian Fund
Forward Currency Contracts, Open

Currency Sold and                 Currency         Currency          Unrealized
Settlement Date                   Units Sold       Value in U.S.$    Gain/(Loss)
Australian Dollar 12/12/08           3,519,000     $    2,328,228    $  163,131
British Pound 11/12/08               1,616,500          2,599,886       536,205
Singapore Dollar 12/12/08            4,465,000          3,016,217        50,481
Total                                              $    7,944,331    $  749,817

                                                                          Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
      Annaly Mortgage Management, Inc.
      expires January 2009
      950 contracts
      exercise price $20.00                                            $(9,500)

      Chesapeake Energy Corp.
      expires January 2009
      605 contracts
      exercise price $75.00                                             (1,513)

      Forest Oil Corp.
      expires November 2008
      1,065 contracts
      exercise price $84.00                                                  0

      S&P 500 Index
      expires December 2008
      737 contracts
      exercise price $1,400.00                                            (737)

      --------------------------------------------------------------------------

      (Premiums received $1,420,515)                                  $(11,750)
      --------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
      Chesapeake Energy Corp.
      expires January 2009
      605 contracts
      exercise price $45.00                                        $(1,412,494)

      Forest Oil Corp.
      expires January 2009
      230 contracts
      exercise price $55.00                                           (601,059)

      Forest Oil Corp.
      expires November 2008
      835 contracts
      exercise price $59.00                                         (2,488,718)

      S&P 500 Index
      expires December 2008
      982 contracts
      exercise price $1075.00                                      (12,737,522)

      --------------------------------------------------------------------------

      (Premiums received $3,022,615)                              $(17,239,792)
      --------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                 $     139,940,008
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                                                  Level 2 - Other             Level 3 -
                                                                                  Significant Observable      Significant
                                                         Level 1 - Quoted Prices  Inputs                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Contrarian Fund                            $          142,427,858   $          66,007,667       $                 -
------------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                            $                    -   $          11,710,387       $                 -
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Contrarian Fund              $                    -   $          (17,251,542)     $                 -
------------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forwards, written option contracts and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Adviser Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 31.9%
Agricultural Operations - 0.2%
           379,000  Bunge Limited Finance Corp., 4.3800%, due
                    12/15/08                                                                                            $    377,785
Beverages - Non-Alcoholic - 1.1%
           650,000  PepsiCo, Inc., 7.9000%, due 11/1/18                                                                      685,757
           727,000  Dr. Pepper Snapple Group, 6.1200%, due 5/1/13 (144A)                                                     682,254
           493,000  Dr. Pepper Snapple Group, 6.8200%, due 5/1/18 (144A)                                                     431,635
           580,000  Dr. Pepper Snapple Group, 7.4500%, due 5/1/38 (144A)                                                     469,609
                                                                                                                           2,269,255
Cable Television - 2.1%
           567,000  Comcast Corp., 6.3000%, due 11/15/17                                                                     489,991
           834,000  Comcast Corp., 5.7000%, due 5/15/18                                                                      689,113
           981,000  Cox Communications, Inc., 4.6300%, due 1/15/10                                                           940,348
           836,000  Cox Communications, Inc., 6.2500%, due 6/1/18 (144A)                                                     682,109
           204,000  Cox Communications, Inc., 6.9500%, due 6/1/38 (144A)                                                     153,372
           540,000  Time Warner Cable, Inc., 6.7500%, due 7/1/18                                                             463,143
         1,193,000  Time Warner Cable, Inc., 7.3000%, due 7/1/38                                                             998,163
                                                                                                                           4,416,239
Cellular Telecommunications - 0.5%
         1,097,000  Rogers Communications, 6.3800%, due 3/1/14                                                               979,561
Chemicals - Diversified - 0.2%
           558,000  E.I. DU Pont De Nemours, 5.0000%, due 7/15/13                                                            532,792
Coal - 0.2%
           597,000  Arch Western Finance, 6.7500%, due 7/1/13                                                                501,480
Commercial Banks - 1.0%
         2,289,000  Credit Suisse New York, 5.0000%, due 5/15/13                                                           2,064,337
Commercial Services - 0.6%
           597,000  Aramark Services, Inc., 8.5000%, due 2/1/15                                                              510,435
           823,000  Iron Mountain, Inc., 8.6300%, due 4/1/13                                                                 750,988
                                                                                                                           1,261,423
Computer Services - 0.1%
           204,000  SunGard Data Systems, Inc., 9.1300%, due 8/15/13                                                         169,320
           204,000  SunGard Data Systems, Inc., 10.2500%, due 8/15/15                                                        142,800
                                                                                                                             312,120
Consumer Products - Miscellaneous - 0.4%
           195,000  Kimberly-Clark Corp., 7.5000%, due 11/1/18                                                               198,009
           269,000  Clorox Co., 5.0000%, due 3/1/13                                                                          246,667
           475,000  Clorox Co., 5.9500%, due 10/15/17                                                                        423,070
                                                                                                                             867,746
Cosmetics and Toiletries - 0.2%
           465,000  Estee Lauder Companies, Inc., 7.7500%, due 11/1/13                                                       472,267
Data Processing and Management - 0.4%
           537,000  Fiserv, Inc., 6.1300%, due 11/20/12                                                                      472,878
           537,000  Fiserv, Inc., 6.8000%, due 11/20/17                                                                      410,301
                                                                                                                             883,179
Diversified Operations - 2.2%
         2,058,000  3M Company, 4.3800%, due 8/15/13                                                                       2,027,967
           399,000  Dover Corp., 5.4500%, due 3/15/18                                                                        362,624
           188,000  Dover Corp., 6.6000%, due 3/15/38                                                                        170,890
           495,000  Eaton Corp., 4.9000%, due 5/15/13                                                                        459,405
           701,000  Kansas City Southern, 7.5000%, due 6/15/09                                                               672,960
           371,000  SPX Corp., 7.6300%, due 12/15/14 (144A)                                                                  311,640
           685,000  Textron, Inc., 6.3800%, due 11/15/08                                                                     685,465
                                                                                                                           4,690,951
Electric - Generation - 0.7%
           597,000  Allegheny Energy Supply, 8.2500%, due 4/15/12 (144A)                                                     546,255
         1,283,000  Edison Mission Energy, 7.0000%, due 5/15/17                                                            1,015,174
                                                                                                                           1,561,429
Electric - Integrated - 5.4%
           279,000  Centerpoint Energy, Inc., 6.5000%, due 5/1/18                                                            211,126
         1,165,000  CMS Energy Corp., 6.3000%, due 2/1/12                                                                  1,040,075
           190,000  Consumers Energy Co., 5.6500%, due 9/15/18                                                               150,174
           283,000  Duke Energy Carolinas, 5.1000%, due 4/15/18                                                              246,584
           375,000  Duke Energy Carolinas, 6.0500%, due 4/15/38                                                              316,298
           660,000  MidAmerican Energy Holdings, 5.9500%, due 5/15/37                                                        471,993
           610,000  MidAmerican Energy Holdings, 6.5000%, due 9/15/37                                                        471,096
         1,035,000  Monongahela Power Co., 6.7000%, due 6/15/14                                                              943,076
           702,000  Oncor Electric Delivery, 5.9500%, due 9/1/13 (144A)                                                      643,467
           772,000  Oncor Electric Delivery, 6.8000%, due 9/1/18 (144A)                                                      652,260
           313,000  Oncor Electric Delivery, 7.5000%, due 9/1/38 (144A)                                                      244,758
           483,000  Pacific Gas and Electric Co., 4.8000%, due 3/1/14                                                        427,881
         1,300,000  Pacific Gas and Electric Co., 8.2500%, due 10/15/18                                                    1,323,413
           367,000  Pacificorp, 6.2500%, due 10/15/37                                                                        298,922
           157,000  Public Service Colorado, 5.8000%, due 8/1/18                                                             142,980
         1,137,000  Southern California Edison Co., 7.6300%, due 1/15/10                                                   1,146,084
         1,193,000  Tampa Electric, 6.1000%, due 5/15/18                                                                     959,444
         1,015,000  Virginia Electric & Power Co., 5.1000%, due 11/30/12                                                     925,281
         1,005,000  West Penn Power Co., 5.9500%, due 12/15/17 (144A)                                                        812,547
                                                                                                                          11,427,459
Electronic Components - Semiconductors - 0.1%
           215,000  National Semiconductor Corp., 3.0700%, due 6/15/10* ,@                                                   207,232
Enterprise Software/Services - 0.5%
         1,133,000  BMC Software, Inc., 7.2500%, due 6/1/18                                                                  976,188
Fiduciary Banks - 0.3%
           578,000  Bank of America Corp., 4.5000%, due 4/1/13                                                               542,303
Finance - Consumer Loans - 0.2%
           435,000  John Deere Capital Corp., 4.8800%, due 10/15/10                                                          430,744
Finance - Investment Bankers/Brokers - 1.4%
         1,142,000  Citigroup, Inc., 6.1300%, due 11/21/17                                                                   981,824
         2,298,000  JP Morgan Chase & Co, 6.0000%, due 1/15/18                                                             2,061,495
                                                                                                                           3,043,319
Food - Miscellaneous/Diversified - 0.8%
           629,000  General Mills, Inc., 5.2500%, due 8/15/13                                                                595,339
           419,000  General Mills, Inc., 5.2000%, due 3/17/15                                                                362,766
           295,000  Kellogg Company, 4.2500%, due 3/6/13                                                                     272,657
           660,000  Kraft Foods, Inc., 6.1300%, due 2/1/18                                                                   565,483
                                                                                                                           1,796,245
Food - Retail - 1.0%
           261,000  Kroger Co., 6.1500%, due 1/15/20                                                                         214,271
           278,000  Stater Brothers Holdings, Inc., 8.1300%, due 6/15/12                                                     247,420
           453,000  Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                     371,460
         1,694,000  Supervalu, Inc., 7.5000%, due 11/15/14                                                                 1,389,080
                                                                                                                           2,222,231
Gas - Distribution - 0.1%
           299,000  Southern Star Central Corp., 6.0000%, due 6/1/16 (144A)                                                  260,130
Independent Power Producer - 0.8%
         1,034,000  NRG Energy, Inc., 7.3800%, due 2/1/16                                                                    891,825
           753,000  Reliant Energy, Inc., 7.6300%, due 6/15/14                                                               579,810
           154,000  Reliant Energy, Inc., 7.8800%, due 6/15/17                                                               117,810
                                                                                                                           1,589,445
Medical - Hospitals - 0.4%
           598,000  HCA, Inc., 6.5000%, due 2/15/16                                                                          351,325
           697,000  HCA, Inc., 9.2500%, due 11/15/16                                                                         592,450
                                                                                                                             943,775
Medical Products - 1.0%
           598,000  Covidien International, 5.4500%, due 10/15/12                                                            577,075
         1,286,000  Covidien International, 6.0000%, due 10/15/17                                                          1,121,366
           460,000  Covidien International, 6.5500%, due 10/15/37                                                            363,639
                                                                                                                           2,062,080
Metal - Diversified - 0.2%
           511,000  Freeport-McMoRan Copper & Gold, Inc., 8.3800%, due 4/1/17                                                401,135
Multimedia - 0.2%
           238,000  Viacom, Inc., 6.2500%, due 4/30/16                                                                       191,917
           240,000  Viacom, Inc., 6.1300%, due 10/5/17                                                                       186,136
                                                                                                                             378,053
Non-Hazardous Waste Disposal - 0.6%
           737,000  Allied Waste Industries, Inc., 6.5000%, due 11/15/10                                                     689,095
           635,000  Waste Management, Inc., 7.3800%, due 8/1/10                                                              606,484
                                                                                                                           1,295,579
Office Automation and Equipment - 0.4%
           231,000  Xerox Corp., 3.6300%, due 12/18/09*                                                                      210,735
           398,000  Xerox Corp., 5.6500%, due 5/15/13                                                                        314,125
           569,000  Xerox Corp., 6.3500%, due 5/15/18                                                                        416,963
                                                                                                                             941,823
Oil Companies - Exploration and Production - 0.3%
            70,000  Forest Oil Corp., 8.0000%, due 12/15/11                                                                   62,300
           545,000  Kerr-McGee Corp., 6.8800%, due 9/15/11                                                                   545,556
                                                                                                                             607,856
Pipelines - 1.6%
           922,000  El Paso Corporation, 7.0000%, due 6/15/17                                                                703,674
           179,000  Kinder Morgan Energy Partners N.T., 5.9500%, due 2/15/18                                                 140,075
           648,000  Kinder Morgan Energy Partners N.T., 6.9500%, due 1/15/38                                                 475,247
         2,386,000  Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                         1,849,150
           295,000  Plains All American Pipeline, 6.5000%, due 5/1/18 (144A)                                                 218,282
                                                                                                                           3,386,428
Reinsurance - 0.7%
         1,091,000  Berkshire Hathaway, Inc., 5.0000%, due 8/15/13 (144A)                                                  1,038,909
           372,000  Berkshire Hathaway, Inc., 4.6300%, due 10/15/13                                                          356,157
                                                                                                                           1,395,066
Retail - Discount - 0.3%
           398,000  Wal-Mart Stores, Inc., 4.2500%, due 4/15/13                                                              386,786
           399,000  Wal-Mart Stores, Inc., 6.2000%, due 4/15/38                                                              344,428
                                                                                                                             731,214
Special Purpose Entity - 0.3%
           508,000  Petroplus Finance, Ltd., 6.7500%, due 5/1/14 (144A)                                                      340,360
           374,000  Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                      244,970
            95,000  Source Gas LLC, 5.9000%, due 4/1/17ss.                                                                    70,867
                                                                                                                             656,197
Steel - Producers - 0.4%
         1,193,000  Steel Dynamics, Inc., 7.75%, due 4/15/16 (144A)                                                          790,363
Super-Regional Banks - 1.2%
         1,135,000  Bank of America Corp., 4.9000%, due 5/1/13                                                             1,049,881
           250,000  Bank of America Corp., 8.0000%, due 7/30/99*                                                             187,178
         1,460,000  Wells Fargo Co., 5.6300%, due 12/11/17                                                                 1,287,998
           115,000  Wells Fargo Co., 9.7500%, due 3/26/99*                                                                   111,550
                                                                                                                           2,636,607
Telephone - Integrated - 2.1%
         1,626,000  AT&T, Inc., 4.9500%, due 1/15/13                                                                       1,505,463
           418,000  AT&T, Inc., 5.5000%, due 2/1/18                                                                          355,154
           569,000  AT&T, Inc., 5.6000%, due 5/15/18                                                                         485,467
           747,000  BellSouth Corp., 4.7500%, due 11/15/12                                                                   685,970
           990,000  Verizon Communications, Inc., 8.7500%, due 11/1/18                                                     1,010,889
           490,000  Verizon Communications, Inc., 8.9500%, due 3/1/39                                                        496,066
                                                                                                                           4,539,009
Transportation - Railroad - 1.0%
           590,000  CSX Corp., 8.3800%, due 10/15/14                                                                         592,213
           478,000  Burlington North Santa Fe, 5.7500%, due 3/15/18                                                          418,601
           171,000  Kansas City Southern Mex., 7.3800%, due 6/1/14                                                           133,808
         1,159,000  Union Pacific Corp., 5.7000%, due 8/15/18                                                                974,806
                                                                                                                           2,119,428
Transportation - Services - 0.1%
           322,000  Fedex Corp., 5.5000%, due 8/15/09                                                                        315,638
Wireless Equipment - 0.6%
         1,084,000  Rogers Communications, Inc., 6.8000%, due 8/15/18                                                        948,536
           271,000  Rogers Communications, Inc., 7.5000%, due 8/15/38                                                        227,689
                                                                                                                           1,176,225
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $74,253,845)                                                                                  68,062,336
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 41.5%
U.S Government Agency - 39.4%
                  Fannie Mae:
         2,373,000  2.8800%, due 10/12/10                                                                                  2,364,633
         1,174,000  3.6300%, due 8/15/11                                                                                   1,185,751
         2,180,000  3.8800%, due 7/12/13                                                                                   2,154,062
         1,102,000  5.3800%, due 6/12/17                                                                                   1,113,953
           128,059  6.5000%, due 11/1/17                                                                                     131,273
           375,574  5.0000%, due 11/1/18                                                                                     370,200
           626,845  4.5000%, due 5/1/19                                                                                      600,049
           123,302  5.5000%, due 8/1/19                                                                                      123,408
           274,922  5.5000%, due 9/1/19                                                                                      275,159
            48,344  5.5000%, due 9/1/19                                                                                       48,449
            91,406  4.5000%, due 4/1/20                                                                                       87,241
            23,178  4.5000%, due 9/1/20                                                                                       22,122
           357,235  6.0000%, due 10/1/21                                                                                     360,110
           270,000  5.0000%, due 2/1/23                                                                                      264,111
           543,569  5.0000%, due 4/1/23                                                                                      531,968
         1,301,055  4.5000%, due 6/1/23                                                                                    1,238,933
         1,185,000  4.5000%, due 7/1/23C                                                                                   1,127,601
         2,244,097  5.0000%, due 9/1/23                                                                                    2,195,154
           265,000  6.0000%, due 11/1/23                                                                                     267,112
           608,763  5.5000%, due 9/1/24                                                                                      599,559
           124,223  7.0000%, due 11/1/28                                                                                     129,336
         1,175,000  6.6250%, due 11/15/30                                                                                  1,327,954
           167,852  6.5000%, due 2/1/31                                                                                      170,106
           314,311  7.0000%, due 2/1/32                                                                                      327,247
         1,230,834  6.0000%, due 10/1/32                                                                                   1,235,001
         1,076,331  5.5000%, due 2/1/33                                                                                    1,054,749
           253,793  6.5000%, due 3/1/33                                                                                      258,964
           769,974  5.5000%, due 11/1/33                                                                                     754,054
           900,344  5.0000%, due 4/1/34                                                                                      854,333
         1,364,862  6.0000%, due 7/1/34                                                                                    1,371,020
            97,376  6.5000%, due 9/1/34                                                                                       99,017
         1,287,853  5.5000%, due 11/1/34                                                                                   1,260,419
           122,272  5.5000%, due 11/1/34                                                                                     119,668
           194,658  6.0000%, due 1/1/35                                                                                      194,952
           105,100  5.5000%, due 1/1/36                                                                                      102,795
           323,359  6.5000%, due 1/1/36                                                                                      327,977
           915,169  6.0000%, due 3/1/36                                                                                      915,265
         5,224,502  6.0000%, due 7/1/36                                                                                    5,225,045
           177,253  6.0000%, due 8/1/36                                                                                      177,272
            64,814  6.0000%, due 8/1/36                                                                                       64,821
           294,818  6.0000%, due 1/1/37                                                                                      294,848
         1,108,892  5.5000%, due 6/1/37                                                                                    1,083,995
         1,185,000  6.0000%, due 9/1/37C                                                                                   1,184,259
         1,589,357  6.0000%, due 12/1/37                                                                                   1,589,433
         4,493,882  5.5000%, due 1/1/38                                                                                    4,392,984
         3,467,298  6.5000%, due 1/1/38                                                                                    3,516,274
         1,357,281  5.5000%, due 3/1/38                                                                                    1,326,671
         1,118,703  6.0000%, due 3/1/38                                                                                    1,118,757
         1,095,130  5.5000%, due 4/1/38                                                                                    1,070,433
         1,133,337  5.0000%, due 5/1/38                                                                                    1,074,002
           743,439  5.0000%, due 5/1/38                                                                                      704,517
         2,286,792  5.5000%, due 5/1/38                                                                                    2,235,220
         2,253,873  5.0000%, due 6/1/38                                                                                    2,135,873
         1,157,089  5.5000%, due 6/1/38                                                                                    1,130,994
         1,150,758  5.5000%, due 6/1/38                                                                                    1,124,806
           820,152  5.5000%, due 6/1/38                                                                                      801,656
         1,153,187  5.5000%, due 7/1/38                                                                                    1,127,180
                  Freddie Mac:
         2,373,000  3.1300%, due 10/25/10                                                                                  2,378,350
         1,174,000  3.8800%, due 6/29/11                                                                                   1,194,932
         2,172,000  3.7500%, due 6/28/13                                                                                   2,130,143
           180,128  5.5000%, due 1/1/16                                                                                      180,790
           321,572  5.5000%, due 1/1/18                                                                                      322,426
         1,029,000  4.8800%, due 6/13/18                                                                                   1,006,472
           233,026  5.5000%, due 2/1/21                                                                                      232,208
           163,112  5.0000%, due 4/1/21                                                                                      159,427
           231,000  5.5000%, due 10/1/21                                                                                     230,189
         1,113,381  4.5000%, due 4/1/23                                                                                    1,057,784
           231,000  6.0000%, due 8/1/23                                                                                      232,562
           334,070  6.0000%, due 11/1/33                                                                                     334,509
           165,749  6.5000%, due 7/1/34                                                                                      169,562
           613,942  6.0000%, due 2/1/34                                                                                      615,093
           649,865  5.5000%, due 12/1/34                                                                                     634,932
           153,244  5.5000%, due 12/1/34                                                                                     149,723
         1,886,552  5.0000%, due 10/1/35                                                                                   1,787,192
         1,766,712  5.0000%, due 11/1/35                                                                                   1,673,665
            82,925  5.5000%, due 8/1/36                                                                                       80,929
           482,287  5.5000%, due 2/1/38                                                                                      470,602
         1,355,000  6.0000%, due 2/1/38                                                                                    1,353,391
           978,040  5.0000%, due 4/1/38                                                                                      925,919
           886,356  4.5000%, due 5/1/38                                                                                      804,294
           235,023  4.5000%, due 5/1/38                                                                                      213,264
         1,148,382  5.0000%, due 5/1/38                                                                                    1,087,183
         1,900,000  5.5000%, due 5/1/38                                                                                    1,853,964
         1,107,431  5.0000%, due 6/1/38                                                                                    1,048,414
           728,479  5.5000%, due 6/1/38                                                                                      710,829
         1,355,001  5.0000%, due 8/1/38                                                                                    1,282,790
           296,341  5.5000%, due 9/1/38                                                                                      289,161
           460,000  6.5000%, due 9/1/38                                                                                      466,498
           275,003  6.5000%, due 9/1/38                                                                                      278,887
                  Ginnie Mae:
           531,767  6.0000%, due 10/20/34                                                                                    531,902
           239,281  6.5000%, due 2/20/35                                                                                     241,342
           936,619  5.5000%, due 3/20/35                                                                                     919,665
                                                                                                                          83,991,738
U.S. Government Agency Variable Notes - 2.1%
                    Fannie Mae:
         1,286,304  5.0300%, due 1/1/33                                                                                    1,284,730
           612,567  4.5800%, due 4/1/33                                                                                      608,094
           386,394  4.5700%, due 12/1/34                                                                                     389,262
         1,116,099  5.5400%, due 11/1/36                                                                                   1,115,698
                    Freddie Mac:
           801,996  3.7400%, due 7/1/34                                                                                      795,537
           307,657  5.6600%, due 3/1/37                                                                                      307,696
                                                                                                                           4,501,017
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $90,283,148)                                                                       88,492,755
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 21.9%
                    U.S Treasury Notes/Bonds:
           665,000  4.8800%, due 5/31/09                                                                                     678,819
         2,080,000  4.6300%, due 7/31/09                                                                                   2,129,562
         4,473,000  3.2500%, due 12/31/09                                                                                  4,562,460
         9,633,000  4.5000%, due 5/15/10**                                                                                10,091,318
           852,000  2.6300%, due 5/31/10                                                                                     867,443
         3,635,000  2.3800%, due 8/31/10                                                                                   3,691,797
         4,033,000  2.0000%, due 9/30/10                                                                                   4,070,495
           632,000  5.1300%, due 6/30/11                                                                                     688,090
         6,463,000  4.6300%, due 2/29/12                                                                                   7,017,907
         1,074,000  4.7500%, due 5/31/12                                                                                   1,173,513
           117,000  3.1300%, due 8/31/13                                                                                     119,057
         8,471,000  3.1300%, due 9/30/13                                                                                   8,608,653
           286,000  4.0000%, due 8/15/18                                                                                     286,380
            15,000  7.2500%, due 8/15/22                                                                                      18,525
           968,000  5.0000%, due 5/15/37                                                                                   1,066,161
            36,000  4.3800%, due 2/15/38                                                                                      36,107
         1,670,000  4.5000%, due 5/15/38                                                                                   1,706,922
                                                                                                                          46,813,209
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $46,506,237)                                                                        46,813,209
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.7%
         4,995,358  Janus Institutional Cash Management Fund - Institutional Shares                                        4,995,358
         5,071,860  Janus Institutional Money Market Fund - Institutional Shares                                           5,071,859
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $10,067,217)                                                                                    10,067,217

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $221,110,447) - 100%                                                                      $213,435,517
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)
                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Bermuda                                    $        585,330              0.3%
Canada                                            4,004,935              1.9%
Luxembourg                                        2,062,079              1.0%
Mexico                                              133,808              0.1%
Switzerland                                       2,064,337              0.9%
United States++                                 204,585,028             95.8%
--------------------------------------------------------------------------------
Total                                      $    213,435,517            100.0%
                                           ================            ======

++ Includes Short-Term Securities (91.1% excluding Short-Term Securities)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Rate is subject to change. Rate shown reflects current rate.

@           Security is illiquid.


ss. Schedule of Restricted and Illiquid Securities (as of October 31, 2008)

                                                                                                                     Value as a % of
                                                                          Acquisition      Acquisition                  Investment
                                                                              Date            Cost        Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund
Source Gas LLC, 5.9000%, due 4/1/17 (144A)                             4/11/07 - 9/20/07    $94,516       70,867            0%
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                $     2,618,945
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2008.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                                                  Level 2 - Other             Level 3 -
                                                                                  Significant Observable      Significant
                                                         Level 1 - Quoted Prices  Inputs                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Flexible Bond Fund                         $                     -  $          213,435,517      $                 -
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Floating Rate High Income Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 75.2%
Advertising Services - 0.8%
            15,789  Dex Media West LLC, 7.0000%, due 10/24/14**                                                        $       8,783
            31,579  Dex Media West LLC, 7.4200%, due 10/24/14**                                                               17,566
            52,632  Dex Media West LLC, 7.7700%, due 10/24/14**                                                               29,276
                                                                                                                              55,625
Aerospace and Defense - 0.9%
             5,520  Hawker Beechcraft, Inc., 3.6618%, due 3/26/14**                                                            3,487
            94,241  Hawker Beechcraft, Inc., 5.7619%, due 3/26/14**                                                           59,529
                                                                                                                              63,016
Airlines - 1.1%
           100,000  American Airlines, Inc., 0%, due 12/17/10**                                                               76,300
Apparel Manufacturers - 1.1%
           100,000  Hanesbrands, Inc., 0%, due 3/5/14**                                                                       78,500
Auction House - Art Dealer - 0.9%
            44,825  Adesa, Inc., 6.0200%, due 9/23/13**                                                                       28,496
            51,118  Adesa, Inc., 6.0200%, due 9/23/13**                                                                       32,496
                                                                                                                              60,992
Automotive - Cars and Light Trucks - 1.5%
            98,496  Ford Motor Co., 7.5900%, due 12/16/13**                                                                   53,779
            99,746  General Motors Corp., 5.7950%, due 11/18/13**                                                             52,153
                                                                                                                             105,932
Cable Television - 6.0%
               256  CSC Holdings, Inc., 4.5687%, bank loan, due 3/29/13**                                                        219
            26,037  CSC Holdings, Inc., 4.5687%, bank loan, due 3/29/13**                                                     22,283
           199,421  CSC Holdings, Inc., 4.5687%, bank loan, due 3/29/13**                                                    170,672
           100,000  Charter Communications Operating LLC, 5.5500%, due 3/6/14**                                               73,861
            99,250  Charter Communications Operating LLC, 5.9725%, due 3/6/14**                                               73,307
            24,286  Mediacom Communications, 6.5000%, due 9/30/10**                                                           20,066
            24,893  Mediacom Communications, 6.5000%, due 9/30/10**                                                           20,568
            25,143  Mediacom Communications, 6.5000%, due 9/30/10**                                                           20,774
            25,429  Mediacom Communications, 6.5000%, due 9/30/10**                                                           21,010
                                                                                                                             422,760
Casino Hotels - 2.3%
           148,125  Harrahs Entertainment, Inc., 5.8000%, due 1/28/15**                                                      100,671
             1,125  Harrahs Entertainment, Inc., 6.7619%, due 1/28/15**                                                          765
            82,983  Las Vegas Sands LLC 5.5200%, due 5/24/14**                                                                47,134
            16,765  Las Vegas Sands LLC 5.5200%, due 5/24/14**                                                                 9,523
                                                                                                                             158,093
Cellular Telecommunications - 2.5%
           100,000  Alltel Corp., 5.5000%, due 5/15/15**                                                                      95,000
             4,326  MetroPCS Wireless, Inc., 3.3750%, due 2/20/14**                                                            3,528
            31,807  MetroPCS Wireless, Inc., 5.3750%, due 2/20/14**                                                           25,938
            63,613  MetroPCS Wireless, Inc., 5.0625%, due 2/20/14**                                                           51,877
                                                                                                                             176,343
Chemicals - Diversified - 0.8%
            70,478  Georgia Gulf Corp., 9.0450%, due 10/3/13**                                                                55,466
Commercial Services - Finance - 1.3%
            99,750  Lender Process Services, Inc., 5.6175%, due 6/18/14**                                                     92,518
Computer Services - 0.6%
            59,395  Solar Capital Corp., 4.5075%, due 2/28/14**                                                               45,326
Data Processing and Management - 1.0%
            99,497  First Data Corp., 3.2662%, due 2/28/14**                                                                  72,716
Dialysis Centers - 1.2%
             2,605  DaVita, Inc., 5.2700%, due 10/5/12**                                                                       2,249
             2,605  DaVita, Inc., 5.2700%, due 10/5/12**                                                                       2,249
             4,397  DaVita, Inc., 5.2700%, due 10/5/12**                                                                       3,795
             3,908  DaVita, Inc., 5.3900%, due 10/5/12**                                                                       3,373
             4,508  DaVita, Inc., 5.3900%, due 10/5/12**                                                                       3,891
             9,787  DaVita, Inc., 5.3900%, due 10/5/12**                                                                       8,447
             9,787  DaVita, Inc., 5.3900%, due 10/5/12**                                                                       8,447
             2,605  DaVita, Inc., 5.3900%, due 10/5/12**                                                                       2,249
            53,936  DaVita, Inc., 4.2000%, due 10/5/12**                                                                      46,553
             2,931  DaVita, Inc., 4.3200%, due 10/5/12**                                                                       2,530
             2,931  DaVita, Inc., 6.3200%, due 10/5/12**                                                                       2,530
                                                                                                                              86,313
Diversified Operations - Commercial Services - 3.0%
            14,934  Aramark Corp., 2.4687%, due 1/27/14**                                                                     12,477
           235,066  Aramark Corp., 5.6368%, due 1/27/14**                                                                    196,386
                                                                                                                             208,863
Electric - Integrated - 2.6%
            11,930  Texas Competitive Electric Holdings Company LLC, 6.2344%, due 10/10/14**                                   9,341
            61,959  Texas Competitive Electric Holdings Company LLC, 6.2344%, due 10/10/14**                                  48,511
            10,261  Texas Competitive Electric Holdings Company LLC, 6.2344%, due 10/10/14**                                   8,034
           132,412  Texas Competitive Electric Holdings Company LLC, 63025%, due 10/10/14**                                  103,678
            16,834  Texas Competitive Electric Holdings Company LLC, 6.2344%, due 10/10/14**                                  13,181
                                                                                                                             182,745
Electronic Components - Semiconductors - 1.0%
            99,746  Freescale Semiconductor, Inc., 5.4700%, due 12/1/13**                                                     66,519
Food - Confectionery - 2.1%
           295,000  WM Wrigley Jr. Co., 7.7500%, due 7/17/14**                                                               279,330
Food - Dairy Products - 2.1%
             1,547  Dean Foods Co., 4.6200%, due 4/2/14**                                                                      1,158
           198,200  Dean Foods Co., 5.2700%, due 4/2/14**                                                                    148,303
                                                                                                                             149,461
Food - Retail - 1.2%
            99,744  Supervalu, Inc., 3.6419%, due 6/2/12**                                                                    83,785
Food - Wholesale/Distribution - 1.0%
            89,338  Roundy's Supermarket, Inc., 5.2100%, due 11/3/11**                                                        71,023
Gambling - Non-Hotel - 0.5%
            57,085  Isle of Capri Casinos, 0%, due 11/25/13**                                                                 37,676
Health Care Cost Containment - 0.5%
           110,000  Concentra, Inc., 8.3006%, due 6/25/15 **,***                                                              36,300
Independent Power Producer - 1.8%
            47,519  NRG Energy, Inc., 2.7006%, due 2/1/13**                                                                   41,471
            96,807  NRG Energy, Inc., 2.7006%, due 2/1/13**                                                                   84,487
                                                                                                                             125,958
Insurance Brokers - 0.8%
            98,750  U.S.I. Holdings Corp., 5.5600%, due 5/5/14**                                                              58,263
Investment Management and Advisory Services - 0.4%
            20,298  Nuveen Investments, Inc., 5.4600%, due 11/13/14**                                                         11,189
             1,151  Nuveen Investments, Inc., 5.4625%, due 11/13/14**                                                            634
            23,326  Nuveen Investments, Inc., 5.4631%, due 11/13/14 **                                                        12,859
                                                                                                                              24,682
Medical - Generic Drugs - 1.2%
            40,768  Mylan Laboratories, Inc. 6.6250%, due 10/2/14 **                                                          34,796
            19,660  Mylan Laboratories, Inc. 7.0625%, due 10/2/14 **                                                          16,780
            39,320  Mylan Laboratories, Inc. 7.0625%, due 10/2/14 **                                                          33,560
                                                                                                                              85,136
Medical - Hospitals - 5.6%
           226,832  Community Health Systems, Inc., 4.7131%, due 7/25/14**, ***                                              183,167
           247,737  HCA, Inc., 5.0506%, due 11/18/13**                                                                       204,338
                                                                                                                             387,505
Medical - Outpatient and Home Medical Care - 1.1%
            89,184  Select Medical Corp., 4.8118%, due 2/24/12**                                                              67,334
                25  Select Medical Corp., 5.0000%, due 2/24/12**                                                                  19
             3,571  Select Medical Corp., 5.7225%, due 2/24/12**                                                               2,696
             7,141  Select Medical Corp., 5.7512, due 2/24/12**                                                                5,391
                                                                                                                              75,440
Medical Instruments - 1.0%
            99,744  Accellent, Inc., 5.3100%, due 11/23/12**                                                                  67,327
Medical Products - 2.8%
           149,246  Biomet, Inc., 6.7618%, due 3/25/15**                                                                     128,305
            98,750  Cardinal Health 409, Inc., 6.0118%, due 4/10/14**                                                         63,694
                                                                                                                             191,999
Motion Pictures and Services - 0.7%
            98,500  Metro-Goldwyn-Mayer, Inc., 6.0506%, due 4/9/12**                                                          46,394
Non-Hazardous Waste Disposal - 1.2%
            37,161  Allied Waste Industries, Inc., 2.4812 %, due 3/28/14**                                                    35,457
             2,452  Allied Waste Industries, Inc., 4.0600%, due 3/28/14**                                                      2,334
            17,032  Allied Waste Industries, Inc., 5.4300%, due 3/28/14**                                                     16,211
             2,323  Allied Waste Industries, Inc., 5.5500%, due 3/28/14**                                                      2,211
            13,935  Allied Waste Industries, Inc., 5.5500%, due 3/28/14**                                                     13,264
            16,258  Allied Waste Industries, Inc., 5.5500%, due 3/28/14**                                                     15,474
                                                                                                                              84,951
Oil Companies - Exploration and Production - 1.1%
            99,750  Quicksilver Resources, Inc., 7.7500%, due 8/8/13**                                                        77,306
Optical Supplies - 0.5%
             5,000  Bausch & Lomb, Inc., 7.0118%, due 4/24/15**                                                                4,025
             1,000  Bausch & Lomb, Inc., 7.0118%, due 4/24/15**                                                                  805
            39,700  Bausch & Lomb, Inc., 7.0118%, due 4/24/15**                                                               31,959
                                                                                                                              36,789
Paper and Related Products - 3.4%
            12,179  Georgia-Pacific Corp., 4.5668%, due 12/20/12**                                                            10,129
           194,861  Georgia-Pacific Corp., 4.5668%, due 12/20/12**                                                           162,060
            14,803  Georgia-Pacific Corp., 4.8675%, due 12/20/12**                                                            12,311
            17,324  Georgia-Pacific Corp., 5.1188%, due 12/20/12**                                                            14,408
            49,625  New Page Corp., 6.5625%, due 12/22/14**                                                                   40,527
                                                                                                                             239,435
Physical Therapy and Rehabilitation Centers - 1.1%
                34  Healthsouth Corp. 5.5000%, due 3/11/13**                                                                      28
               224  Healthsouth Corp. 5.5000%, due 3/11/13**                                                                     186
            91,038  Healthsouth Corp. 5.5000%, due 3/11/13**                                                                  75,464
                                                                                                                              75,678
Pipelines - 1.5%
             6,024  Atlas Pipelines Partners, 5.6800%, due 7/27/14**                                                           4,819
             6,024  Atlas Pipelines Partners, 5.6800%, due 7/27/14**                                                           4,819
            11,227  Atlas Pipelines Partners, 5.6800%, due 7/27/14**                                                           8,982
            12,048  Atlas Pipelines Partners, 5.6800%, due 7/27/14**                                                           9,639
             7,537  Dynegy, Inc., 4.6200%, due 4/2/13**                                                                        5,649
            92,444  Dynegy, Inc., 4.6200%, due 4/2/13**                                                                       69,795
                                                                                                                             103,703
Printing - Commercial - 0.6%
            10,460  Quebecor World, Inc., 8.2500%, due 7/17/09**                                                               9,231
             4,167  Quebecor World, Inc., 8.8825%, due 7/17/09**                                                               3,677
             4,851  Quebecor World, Inc., 8.8825%, due 7/17/09**                                                               4,281
             4,167  Quebecor World, Inc., 8.8825%, due 7/17/09**                                                               3,677
             8,333  Quebecor World, Inc., 8.8825%, due 7/17/09**                                                               7,354
            11,816  Quebecor World, Inc., 8.8825%, due 7/17/09**                                                              10,427
                                                                                                                              38,647
Protection - Safety - 1.2%
           100,000  Allied Barton, 7.7500%, due 6/22/10**                                                                     85,000

Publishing - Periodicals - 1.4%
             2,545  Idearc, Inc., 4.4700%, due 11/17/14**                                                                      1,056
            56,850  Idearc, Inc., 4.8000%, due 11/17/14**                                                                     23,593
            37,156  VNU, Inc., 4.7344%, due 8/9/13**                                                                          26,474
            61,337  VNU, Inc., 4.7344%, due 8/9/13**                                                                          43,703
                                                                                                                              94,826
Racetracks - 1.2%
            99,743  Penn National Gaming, Inc. 5.0100%, due 10/10/13**                                                        83,641
Real Estate Management/Services - 0.9%
            20,947  Realogy Corp., 2.43128%, due 10/10/13**                                                                   13,354
            77,803  Realogy Corp., 6.0000%, due 10/10/13**                                                                    49,599
                                                                                                                              62,953
Retail - Regional Department Stores - 1.1%
           100,000  Neiman Marcus Group, Inc., 4.4219%, due 4/6/13**                                                          75,300
Retail - Restaurants - 0.7%
             7,519  OSI Restaurant Partners, Inc., 2.6387%, due 6/14/13**                                                      3,825
            93,648  OSI Restaurant Partners, Inc., 5.2500%, due 6/16/14**                                                     47,643
                                                                                                                              51,468
Schools - Day Care - 1.2%
                24  Bright Horizons, 7.5000%, due 5/28/15**                                                                       20
            99,726  Bright Horizons, 7.5000%, due 5/28/15**                                                                   81,276
                                                                                                                              81,296
Special Purpose Entity - 1.2%
            41,616  Vanguard Health Holding Company LLC, 5.3675%, due 5/28/15**                                               35,235
            58,134  Vanguard Health Holding Company LLC, 6.0118%, due 5/28/15**                                               49,220
                                                                                                                              84,455
Telecommunication Services - 2.5%
           250,000  Fairpoint Communications, 5.7500%, due 3/31/15**                                                         173,750
Television - 0.6%
            64,063  Newport Television LLC, 8.0000%, due 9/14/16**                                                            38,918
Travel Services - 0.5%
            59,399  TDS Investor Corp., 5.3675%, due 8/23/13**                                                                35,045
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $6,580,767)                                                                                         5,251,467
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 7.6%
Apparel Manufacturers - 0.3%
      $     29,000  Hanesbrands, Inc., 6.5081%, due 12/15/14**,***                                                            19,684
Food - Miscellaneous/Diversified - 1.9%
           118,000  Dole Food Company, Inc., 8.6250%, due 5/1/09                                                             106,200
Medical Products - 1.7%
           100,000  Hospira, Inc., 4.2419%, due 3/30/10***                                                                    97,371
Office Automation and Equipment - 0.2%
            13,000  Xerox Corp., 3.6263%, due 12/18/09                                                                        11,860
Retail - Gardening Products - 0.8%
           100,000  Harry & David Holdings, Inc., 9.0000%, due 3/1/13                                                         48,000
Retail - Restaurants - 2.7%
            75,000  Denny's Holdings, Inc., 10.0000%, due 10/1/12                                                             57,000
           100,000  Landry's Restaurants, Inc., 9.5000%, due 12/15/14                                                         89,499
                                                                                                                             146,499
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $491,555)                                                                                        429,614
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 22.9%
                    Deutsche Bank Securities, Inc. 0.2000%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $1,300,022
                    collateralized by $1,322,438
                    in U.S. Government Agencies
                    2.3750% - 7.0000%, 3/5/10 - 1/15/17
                    with a value of $1,326,000
                    (cost  $1,300,000)                                                                                     1,300,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,372,317) - 100%                                                                          $6,981,081
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country -(Long Positions)
                          October 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
United States++                             $        6,981,081            100.0%
--------------------------------------------------------------------------------
Total                                       $        6,981,081            100.0%
                                                     =========            ======

++ Includes Short-Term Securities (77.1% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

**                Rate is subject to change. Rate shown reflects current rate.

***               Security is illiquid.


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2008.

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                                Level 2 - Other Significant   Level 3 - Significant Unobservable
                                       Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Floating Rate High
Income Fund                            $ -                      $ 6,981,081                   $ -
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Forty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.4%
Aerospace and Defense - 1.1%
         8,194,508  BAE Systems PLC                                                                                   $   46,027,134
Agricultural Chemicals - 11.8%
         1,700,172  Monsanto Co.                                                                                         151,281,305
         3,598,608  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               306,817,317
           266,117  Syngenta A.G.                                                                                         49,649,033
                                                                                                                         507,747,655
Agricultural Operations - 1.7%
         1,874,581  Bunge, Ltd.                                                                                           72,002,656
Brewery - 0.9%
           987,385  InBev N.V.                                                                                            39,804,742
Casino Hotels - 0.2%
           657,410  Las Vegas Sands Corp.*                                                                                 9,328,648
Cellular Telecommunications - 0.3%
           391,095  America Movil S.A. de C.V. - Series L (ADR)                                                           12,100,479
Computers - 9.6%
         1,785,414  Apple, Inc.*                                                                                         192,092,692
         4,341,838  Research In Motion, Ltd. (U.S. Shares)*                                                              218,958,890
                                                                                                                         411,051,582
Diversified Minerals - 1.4%
         4,645,267  Companhia Vale do Rio Doce (ADR)                                                                      60,945,903
Engineering - Research and Development Services - 3.6%
        11,647,054  ABB, Ltd.                                                                                            154,053,975
Enterprise Software/Services - 4.8%
        11,389,113  Oracle Corp.*                                                                                        208,306,877
Entertainment Software - 0.6%
         1,146,138  Electronic Arts, Inc.*                                                                                26,109,024
Finance - Investment Bankers/Brokers - 2.8%
           633,600  Goldman Sachs Group, Inc.                                                                             58,608,000
         1,475,360  JP Morgan Chase & Co.                                                                                 60,858,600
                                                                                                                         119,466,600
Finance - Other Services - 1.7%
           257,341  CME Group, Inc.                                                                                       72,608,763
Medical - Biomedical and Genetic - 14.7%
         3,890,809  Celgene Corp.*                                                                                       250,023,386
         8,347,039  Gilead Sciences, Inc.*                                                                               382,711,738
                                                                                                                         632,735,124
Medical - Drugs - 1.3%
           378,338  Roche Holding A.G.                                                                                    57,930,581
Medical - HMO - 1.3%
         2,272,105  UnitedHealth Group, Inc.                                                                              53,917,052
Medical Instruments - 4.8%
         1,201,891  Intuitive Surgical, Inc.*                                                                            207,674,746
Multimedia - 0.7%
         3,029,480  News Corporation, Inc. - Class A                                                                      32,233,667
Networking Products - 3.6%
         8,647,937  Cisco Systems, Inc.*                                                                                 153,673,841
Oil Companies - Exploration and Production - 1.4%
         1,111,693  Occidental Petroleum Corp.                                                                            61,743,429
Oil Companies - Integrated - 2.9%
         2,050,293  Hess Corp.                                                                                           123,448,142
Optical Supplies - 1.3%
           629,033  Alcon, Inc. (U.S. Shares)                                                                             55,430,388
Retail - Drug Store - 4.3%
         5,986,393  CVS/Caremark Corp.                                                                                   183,482,946
Telecommunication Equipment - Fiber Optics - 0.7%
         2,958,070  Corning, Inc.                                                                                         32,035,898
Web Portals/Internet Service Providers - 5.7%
           678,618  Google, Inc. - Class A*                                                                              243,868,165
Wireless Equipment - 1.2%
         2,394,010  Crown Castle International Corp.*                                                                     50,681,192
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,365,857,761)                                                                               3,628,409,209
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 15.6%
       189,021,443  Janus Institutional Cash Management Fund - Institutional Shares, 1.46%                               189,021,443
       483,037,590  Janus Institutional Money Market Fund - Institutional Shares, 1.09%                                  483,037,590
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $672,059,033)                                                                                  672,059,033

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,037,916,794) - 100%                                                                  $4,300,468,242
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                       As of October 31, 2008 (unaudited)

                                                                 % of Investment
Country                            Value                              Securities
--------------------------------------------------------------------------------
Belgium                      $       39,804,742                             0.9%
Bermuda                              72,002,656                             1.7%
Brazil                               60,945,903                             1.4%
Canada                              525,776,208                            12.2%
Mexico                               12,100,479                             0.3%
Switzerland                         317,063,978                             7.4%
United Kingdom                       46,027,134                             1.1%
United States++                   3,226,747,142                            75.0%
--------------------------------------------------------------------------------
Total                        $    4,300,468,242                           100.0%

++Includes Short-Term Securities (59.4% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*             Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Notes to Financial Statements for more information.

                                                                Level 2 - Other Significant   Level 3 - Significant Unobservable
                                       Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Forty Fund                $3,207,897,361           $1,092,570,881                $  -
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Fundamental Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Advertising Sales - 1.3%
            42,285  Lamar Advertising Co. - Class A*                                                                     $   641,463
Aerospace and Defense - 1.4%
            14,465  Northrop Grumman Corp.                                                                                   678,264
Aerospace and Defense - Equipment - 1.9%
            17,095  United Technologies Corp.                                                                                939,541
Agricultural Chemicals - 0.5%
             2,865  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   244,270
Applications Software - 3.8%
            83,315  Microsoft Corp.                                                                                        1,860,424
Athletic Footwear - 1.6%
            13,820  NIKE, Inc. - Class B                                                                                     796,447
Brewery - 1.5%
            18,537  InBev N.V.**                                                                                             747,288
Building - Residential and Commercial - 1.4%
             1,410  NVR, Inc.*                                                                                               691,196
Commercial Banks - 1.6%
           164,150  Anglo Irish Bank Corporation PLC**                                                                       518,929
            14,990  ICICI Bank, Ltd. (ADR)                                                                                   256,179
                                                                                                                             775,108
Computers - 1.4%
             3,015  Apple, Inc.*                                                                                             324,384
             9,305  Hewlett-Packard Co.                                                                                      356,195
                                                                                                                             680,579
Consumer Products - Miscellaneous - 0.3%
             2,530  Kimberly-Clark Corp.                                                                                     155,064
Containers - Metal and Glass - 0.6%
            12,580  Owens-Illinois, Inc.*                                                                                    287,830
Cosmetics and Toiletries - 5.3%
            62,380  Avon Products, Inc.                                                                                    1,548,895
            16,635  Colgate-Palmolive Co.                                                                                  1,044,013
                                                                                                                           2,592,908
Diversified Minerals - 0.5%
            17,040  Companhia Vale do Rio Doce (ADR)                                                                         223,565
Diversified Operations - 3.2%
             8,015  Danaher Corp.                                                                                            474,809
            17,748  Siemens A.G.**                                                                                         1,084,581
                                                                                                                           1,559,390
Electric - Generation - 2.2%
           137,140  AES Corp.*                                                                                             1,093,006
Engineering - Research and Development Services - 1.0%
            35,900  ABB, Ltd.**                                                                                              474,844
Enterprise Software/Services - 2.3%
            61,945  Oracle Corp.*                                                                                          1,132,974
Finance - Investment Bankers/Brokers - 6.3%
             5,635  Goldman Sachs Group, Inc.                                                                                521,238
            54,225  JP Morgan Chase & Co.                                                                                  2,236,781
            33,200  Nomura Holdings, Inc.**                                                                                  308,757
                                                                                                                           3,066,776
Finance - Other Services - 1.7%
             2,870  CME Group, Inc.                                                                                          809,771
Hotels and Motels - 0.6%
            13,035  Starwood Hotels & Resorts Worldwide, Inc.                                                                293,809
Independent Power Producer - 2.4%
            40,985  NRG Energy, Inc.*                                                                                        952,901
            36,835  Reliant Energy, Inc.*                                                                                    193,384
                                                                                                                           1,146,285
Investment Management and Advisory Services - 1.2%
            15,250  T. Rowe Price Group, Inc.                                                                                602,985
Medical - Biomedical and Genetic - 2.1%
             6,335  Celgene Corp.*                                                                                           407,087
            13,890  Gilead Sciences, Inc.*                                                                                   636,857
                                                                                                                           1,043,944
Medical - Drugs - 7.1%
            68,750  Merck & Company, Inc.                                                                                  2,127,814
             7,104  Roche Holding A.G.**                                                                                   1,087,754
            13,545  Schering-Plough Corp.                                                                                    196,267
                                                                                                                           3,411,835
Medical - HMO - 0.8%
            15,690  UnitedHealth Group, Inc.                                                                                 372,324
Medical Products - 1.8%
            19,375  Covidien, Ltd.                                                                                           858,119
Multimedia - 1.1%
            50,630  News Corporation, Inc. - Class A                                                                         538,703
Networking Products - 3.4%
            92,385  Cisco Systems, Inc.*                                                                                   1,641,681
Oil - Field Services - 1.9%
            18,195  Schlumberger, Ltd. (U.S. Shares)                                                                         939,772
Oil and Gas Drilling - 0.5%
            16,290  Nabors Industries, Ltd.*                                                                                 234,250
Oil Companies - Exploration and Production - 4.8%
             8,250  Devon Energy Corp.                                                                                       667,095
            23,735  Occidental Petroleum Corp.                                                                             1,318,242
             7,057  Whitting Petroleum Corp.*                                                                                366,893
                                                                                                                           2,352,230
Oil Companies - Integrated - 4.2%
            27,105  Hess Corp.                                                                                             1,631,992
            15,026  Petroleo Brasileiro S.A. (ADR)                                                                           404,049
                                                                                                                           2,036,041
Oil Field Machinery and Equipment - 0.7%
            14,290  Cameron International Corp.*                                                                             346,675
Real Estate Management/Services - 1.7%
            47,000  Mitsubishi Estate Company, Ltd.**                                                                        827,486
Real Estate Operating/Development - 0.5%
           114,000  CapitaLand, Ltd.                                                                                         225,241
REIT - Diversified - 1.4%
            93,701  CapitalSource, Inc.                                                                                      693,387
Retail - Apparel and Shoe - 0.9%
            12,840  Industria de Diseno Textil S.A.**                                                                        433,727
Retail - Discount - 1.1%
             9,225  Wal-Mart Stores, Inc.                                                                                    514,847
Retail - Drug Store - 3.9%
            61,305  CVS/Caremark Corp.                                                                                     1,878,998
Retail - Restaurants - 5.0%
            38,043  McDonald's Corp.                                                                                       2,203,831
             8,775  Yum! Brands, Inc.                                                                                        254,563
                                                                                                                           2,458,394
Semiconductor Equipment - 1.4%
            29,475  KLA-Tencor Corp.                                                                                         685,294
Telecommunication Equipment - Fiber Optics - 1.0%
            46,330  Corning, Inc.                                                                                            501,754
Television - 1.4%
           110,374  British Sky Broadcasting Group PLC**                                                                     672,846
Transportation - Services - 4.1%
            38,150  United Parcel Service, Inc. - Class B                                                                  2,013,557
Web Portals/Internet Service Providers - 1.0%
             1,290  Google, Inc. - Class A*                                                                                  463,574
Wireless Equipment - 4.2%
            62,200  Crown Castle International Corp.*                                                                      1,316,774
            18,985  QUALCOMM, Inc.                                                                                           726,366
                                                                                                                           2,043,140

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $69,564,017) - 100%                                                                         48,681,606
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          October 31, 2008 (unaudited)

                                                                 % of Investment
Country                                          Value                Securities
--------------------------------------------------------------------------------
Belgium                                    $   747,288                      1.6%
Bermuda                                      1,092,369                      2.2%
Brazil                                         627,614                      1.3%
Canada                                         244,270                      0.5%
Germany                                      1,084,581                      2.2%
India                                          256,179                      0.5%
Ireland                                        518,929                      1.1%
Japan                                        1,136,243                      2.3%
Netherlands Antilles                           939,772                      1.9%
Singapore                                      225,241                      0.5%
Spain                                          433,727                      0.9%
Switzerland                                  1,562,599                      3.2%
United Kingdom                                 672,846                      1.4%
United States                               39,139,948                     80.4%
--------------------------------------------------------------------------------
                       Total               $48,681,606                    100.0%
                                           =====================================

Forward Currency Contracts, Open
as of October 31, 2008 (unaudited)

Currency Sold and                Currency          Currency         Unrealized
Settlement Date                 Units Sold      Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/12/08            205,000          $  329,710         $  73,471
Euro 11/12/08                   1,065,000           1,356,881           293,105
Japanese Yen 12/12/08          50,000,000             508,693           (14,777)
Swiss Franc 11/12/08              950,000             819,563            97,257
--------------------------------------------------------------------------------
Total                                              $3,014,847         $ 449,056

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*             Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                               $6,156,213


Valuation Inputs Summary (as of October 31, 2008)

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

                                                                Level 2 - Other Significant   Level 3 - Significant Unobservable
                                       Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Fundamental
Equity Fund                            $ 41,416,359              $ 7,265,247                   $ -
Other Financial Instruments(a):
Janus Adviser Fundamental
Equity Fund                              449,056                   -                             -
------------------------------------------------------------------------------------------------------------------------------------
(a)Other financial instruments include futures, forward currency, written options and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Adviser Global Real Estate Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.6%
Building - Mobile Home and Manufactured Homes - 0.2%
               645  Maisons France Confort                                                                             $      11,154
Diversified Operations - 1.9%
            14,000  China Merchants Holdings International Company, Ltd.                                                      33,105
            28,000  Wharf Holdings, Ltd.                                                                                      54,993
                                                                                                                              88,098
Electric - Transmission - 0%
               108  Brookfield Infrastructure Partners L.P.                                                                    1,620
Forestry - 2.8%
             3,460  Plum Creek Timber Company, Inc.                                                                          128,989
Hotels and Motels - 1.1%
             2,355  Starwood Hotels & Resorts Worldwide, Inc.                                                                 53,082
Investment Companies - 0%
               375  KKR Fincial Holdings LLC                                                                                   1,448
Real Estate Management/Services - 6.8%
             4,075  CB Richard Ellis Group, Inc. - Class A*                                                                   28,566
             2,700  IVG Immobilien A.G.                                                                                       18,219
             2,170  Jones Lang LaSalle, Inc.                                                                                  71,436
            11,000  Mitsubishi Estate Company, Ltd.                                                                          193,667
               331  Orco Property Group                                                                                        4,380
                                                                                                                             316,268
Real Estate Operating/Development - 25.3%
             4,365  Ablon Group                                                                                                4,766
             8,465  Brookefield Asset Management, Inc. - Class A (U.S. Shares)                                               152,624
           108,000  CapitaLand, Ltd.                                                                                         213,386
            30,725  China Resources Land Limited                                                                              31,627
            17,600  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                                         44,711
             3,760  Forest City Enterprises, Inc. - Class A                                                                   44,706
           104,000  Hang Lung Properties, Ltd.                                                                               251,300
           545,000  HKC (Holdings), Ltd.                                                                                      29,931
            17,000  Hysan Development Company, Ltd.                                                                           26,275
             5,500  Kerry Properties, Ltd.                                                                                    13,646
            11,000  Mitsui Fudosan Co., Ltd.                                                                                 189,420
            27,000  New World Development Company, Ltd.                                                                       22,699
                23  NTT Urban Development Corp.                                                                               23,338
            10,855  Risanamento S.P.A.*                                                                                        5,988
             2,870  St. Joe Co.*                                                                                              88,740
             4,000  Sun Hung Kai Properties, Ltd.                                                                             34,417
                                                                                                                           1,177,574
REIT - Apartments - 4.6%
               925  Avalonbay Communities, Inc.                                                                               65,694
             1,430  Boardwalk Real Estate Investment Trust                                                                    30,741
             5,865  UDR, Inc.                                                                                                115,892
                                                                                                                             212,327
REIT - Diversified - 11.8%
             4,595  Brixton PLC                                                                                               12,424
             1,713  CapitalSource, Inc.                                                                                       12,676
             5,260  CapLease, Inc.                                                                                            35,505
             5,090  Digital Realty Trust, Inc.                                                                               170,413
             5,760  Lexington Realty Trust                                                                                    46,253
             7,888  Macquarie Goodman Group                                                                                    4,962
               489  Unibail                                                                                                   73,650
            22,005  Valad Property Group                                                                                       1,232
             2,730  Vornado Realty Trust                                                                                     192,602
                                                                                                                             549,717
REIT - Hotels - 0.2%
               545  LaSalle Hotel Properties                                                                                   7,674
REIT - Mortgage - 0.4%
               380  Crystal River Capital, Inc.                                                                                  277
             3,452  Gramercy Capital Corp.*                                                                                    9,182
             1,780  Jer Investors Trust, Inc.                                                                                  5,785
               485  RAIT Financial Trust                                                                                       1,853
               640  Resource Capital Corp.                                                                                     3,168
                                                                                                                              20,265
REIT - Office Property - 11.8%
             2,205  Alexandria Real Estate Equities, Inc.                                                                    153,292
             1,905  Boston Properties, Inc.                                                                                  135,026
             9,120  Douglas Emmett, Inc.                                                                                     137,712
             1,995  Kilroy Realty Corp.                                                                                       64,139
               895  Maguire Properties, Inc.*                                                                                  3,177
             1,350  SL Green Realty Corp.                                                                                     56,754
                                                                                                                             550,100
REIT - Regional Malls - 9.5%
             1,850  Feldman mall Properties, Inc.*                                                                               370
             2,480  General Growth Properties, Inc.*                                                                          10,267
             1,625  Macerich Co.                                                                                              47,808
             5,710  Simon Property Group, Inc.                                                                               382,741
                                                                                                                             441,186
REIT - Shopping Centers - 10.1%
             5,640  Acadia Realty Trust                                                                                      101,915
             1,540  Federal Realty Investment Trust                                                                           94,356
             4,390  Kimco Realty Corp.                                                                                        99,126
             1,085  Regency Centers Corp.                                                                                     42,814
            11,929  Westfield Group                                                                                          132,555
                                                                                                                             470,766
REIT - Storage - 1.1%
             4,240  Extra Space Storage, Inc.                                                                                 48,802
REIT - Warehouse/Industrial - 4.1%
             2,955  AMB Property Corp.                                                                                        71,009
             2,130  First Potomac Realty Trust                                                                                26,156
             6,525  ProLogis                                                                                                  91,350
                                                                                                                             188,515
Resorts and Theme Parks - 1.8%
             2,525  Vail Resorts, Inc.*,**                                                                                    83,982
Transportation - Marine - 1.2%
             1,680  Alexander & Baldwin, Inc.                                                                                 53,592
Wireless Equipment - 0.9%
             1,840  Crown Castle International Corp.*                                                                         38,953
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,522,968)                                                                                       4,444,112
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.0%
REIT - Diversified - 0.5%
   $        35,000  Vornado Realty Trust, 2.85%, due 4/1/27                                                                   24,675
REIT - Warehouse/Industrial - 0.5%
            50,000  Prologis, 2.25%, due 4/1/37                                                                               22,750
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $47,471)                                                                                          47,425
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.4%
           143,826  Janus Institutional Cash Management Fund - Institutional Shares, 1.46%                                   143,826
            15,000  Janus Institutional Money Market Fund - Institutional Shares, 1.09%                                       15,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $158,826)                                                                                          158,826

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,729,265) - 100%                                                                       $   4,650,363
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $          138,749              3.0%
Bermuda                                                 45,197              1.0%
Brazil                                                  44,711              1.0%
Canada                                                 183,365              3.9%
Cayman Islands                                          31,627              0.7%
France                                                  84,804              1.8%
Germany                                                 18,219              0.4%
Guernsey                                                 4,766              0.1%
Hong Kong                                              422,790              9.1%
Italy                                                    5,988              0.1%
Japan                                                  406,424              8.7%
Luxembourg                                               4,380              0.1%
Singapore                                              213,386              4.6%
United Kingdom                                          12,424              0.3%
United States++                                      3,033,533             65.2%
--------------------------------------------------------------------------------
Total                                      $         4,650,363            100.0%

++ Includes Short-Term Securities (61.8% excluding Short-Term Securities)

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as October 31, 2008)
                                                         Level 1 - Quoted   Level 2 - Other Significant    Level 3 - Significant
                                                              Prices             Observable Inputs          Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Global Real Estate Fund                       $2,981,526                $1,668,837                       $-
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Global Real Estate Fund                        (34,215)                    -                           -
------------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written options and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Schedule of Written Options - Puts
      Boston Properties Inc.
         expires November 2008
         11 contracts
         exercise price $75.00                                         ($8,800)
      Kimco Realty Corporation
         expires November 2008
         33 contracts
         exercise price $25.00                                         (12,540)
      Vail Resorts Inc.
         expires January 2009
         25 contracts
         exercise price $35.00                                         (12,875)
--------------------------------------------------------------------------------
Total Written Options - Puts
      (Premiums received $26,768)                                     ($34,215)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange

*                 Non-income-producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Global Real Estate Fund                                 $  256,400
--------------------------------------------------------------------------------

Janus Adviser Global Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Advertising Sales - 0.3%
             1,023  Lamar Advertising Co. - Class A*                                                       $                  15,519
Aerospace and Defense - 2.9%
            14,595  BAE Systems PLC                                                                                           81,978
             2,260  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                      47,279
                                                                                                                             129,257
Aerospace and Defense - Equipment - 1.6%
             1,268  United Technologies Corp.                                                                                 69,689
Agricultural Chemicals - 1.3%
               700  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                    59,682
Agricultural Operations - 1.2%
               634  Bunge, Ltd.                                                                                               24,352
            42,000  Chaoda Modern Agriculture Holdings, Ltd.                                                                  28,711
                                                                                                                              53,063
Airlines - 1.2%
             2,385  Ryanair Holdings PLC (ADR)*                                                                               53,114
Apparel Manufacturers - 1.4%
             6,600  Esprit Holdings, Ltd.                                                                                     37,053
               510  VF Corp.                                                                                                  28,101
                                                                                                                              65,154
Applications Software - 2.0%
             2,010  Citrix Systems, Inc.*                                                                                     51,797
             1,690  Microsoft Corp.                                                                                           37,738
                                                                                                                              89,535
Athletic Footwear - 1.7%
             1,348  NIKE, Inc. - Class B                                                                                      77,685
Brewery - 0.6%
               681  InBev N.V.                                                                                                27,453
Building - Residential and Commercial - 1.2%
               109  NVR, Inc.*                                                                                                53,433
Casino Hotels - 1.2%
             8,690  Crown, Ltd.                                                                                               38,860
             3,883  Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                              15,920
                                                                                                                              54,780
Cellular Telecommunications - 0.8%
             1,225  America Movil S.A. de C.V. - Series L (ADR)                                                               37,902
Chemicals - Diversified - 1.5%
             1,163  Bayer A.G.                                                                                                65,213
Chemicals - Specialty - 1.1%
            75,000  Huabao International Holdings Limited                                                                     48,127
Commercial Banks - 0.4%
             2,078  Anglo Irish Bank Corporation PLC                                                                           6,569
               564  ICICI Bank, Ltd. (ADR)                                                                                     9,639
                                                                                                                              16,208
Commercial Services - 0.5%
             5,700  Park24 Company, Ltd.                                                                                      22,992
Computers - 2.9%
               559  Apple, Inc.*                                                                                              60,143
               690  Hewlett-Packard Co.                                                                                       26,413
               885  Research In Motion, Ltd. (U.S. Shares)*                                                                   44,631
                                                                                                                             131,187
Computers - Peripheral Equipment - 0.8%
             2,465  Logitech International S.A.*                                                                              37,096
Consulting Services - 1.1%
             1,345  Bereau Veritas S.A.                                                                                       48,163
Consumer Products - Miscellaneous - 0.8%
               550  Kimberly-Clark Corp.                                                                                      33,710
Containers - Metal and Glass - 1.1%
             2,185  Owens-Illinois, Inc.*                                                                                     49,993
Cosmetics and Toiletries - 2.6%
             2,426  Avon Products, Inc.                                                                                       60,237
               930  Colgate-Palmolive Co.                                                                                     58,367
                                                                                                                             118,604
Decision Support Software - 0.3%
               700  MSCI, Inc.*                                                                                               12,068
Diversified Minerals - 1.0%
             3,400  Companhia Vale do Rio Doce (ADR)                                                                          44,608
Diversified Operations - 5.9%
            26,000  China Merchants Holdings International Company, Ltd.                                                      61,480
             2,023  Cooper Industries, Ltd. - Class A                                                                         62,612
               837  Danaher Corp.                                                                                             49,584
            15,000  Melco International Development, Ltd.                                                                      2,661
             1,073  Siemens A.G.                                                                                              65,571
               660  SPX Corp.                                                                                                 25,568
                                                                                                                             267,476
Electric - Generation - 0.3%
             1,950  AES Corp.*                                                                                                15,542
Electronic Components - Semiconductors - 1.1%
            15,515  ARM Holdings PLC                                                                                          24,170
             1,256  Microsemi Corp.*                                                                                          27,305
                                                                                                                              51,475
Electronic Measuring Instruments - 2.1%
               500  Keyence Corp.                                                                                             96,576
Engineering - Research and Development Services - 1.0%
             3,286  ABB, Ltd.                                                                                                 43,463
Enterprise Software/Services - 1.5%
             3,777  Oracle Corp.*                                                                                             69,081
Entertainment Software - 0.3%
               669  Electronic Arts, Inc.*                                                                                    15,240
Finance - Investment Bankers/Brokers - 2.6%
               507  Goldman Sachs Group, Inc.                                                                                 46,897
               660  JP Morgan Chase & Co.                                                                                     27,225
             2,200  Nomura Holdings, Inc.                                                                                     20,460
               477  optionsXpress Holdings, Inc.                                                                               8,472
               777  UBS A.G. (U.S. Shares)*                                                                                   13,131
                                                                                                                             116,185
Finance - Other Services - 1.2%
               151  CME Group, Inc.                                                                                           42,605
             1,300  Hong Kong Exchanges & Clearing, Ltd.                                                                      13,290
                                                                                                                              55,895
Food - Catering - 0.4%
            30,000  FU JI Food & Catering Services                                                                            16,170
Food - Miscellaneous/Diversified - 1.2%
             1,328  Nestle S.A.                                                                                               51,783
Food - Retail - 0.7%
             5,678  Tesco PLC                                                                                                 31,030
Hotels and Motels - 0.6%
             1,190  Starwood Hotels & Resorts Worldwide, Inc.                                                                 26,823
Independent Power Producer - 0.7%
               913  NRG Energy, Inc.*                                                                                         21,227
             1,790  Reliant Energy, Inc.*                                                                                      9,398
                                                                                                                              30,625
Investment Companies - 0.6%
             4,416  Man Group PLC                                                                                             25,334
Investment Management and Advisory Services - 0.2%
               243  T. Rowe Price Group, Inc.                                                                                  9,608
Machinery - General Industrial - 1.1%
           162,000  Shanghai Electric Group Company, Ltd.*                                                                    47,798
Medical - Biomedical and Genetic - 3.3%
               779  Celgene Corp.*                                                                                            50,059
               692  Genzyme Corp.*                                                                                            50,433
             1,058  Gilead Sciences, Inc.*                                                                                    48,509
                                                                                                                             149,001
Medical - Drugs - 5.2%
             3,362  Grifols S.A.                                                                                              67,071
             1,580  Merck & Company, Inc.                                                                                     48,901
               429  Roche Holding A.G.                                                                                        65,688
             3,475  Schering-Plough Corp.                                                                                     50,353
                                                                                                                             232,013
Medical Products - 2.0%
             1,107  Covidien, Ltd.                                                                                            49,029
             1,395  Hospira, Inc.*                                                                                            38,809
                                                                                                                              87,838
Multimedia - 1.1%
             2,645  News Corporation, Inc. - Class A                                                                          28,143
             3,641  WPP Group PLC                                                                                             21,992
                                                                                                                              50,135
Networking Products - 1.0%
             2,430  Cisco Systems, Inc.*                                                                                      43,181
Oil - Field Services - 1.8%
             8,871  Acergy S.A.                                                                                               62,009
               391  Schlumberger, Ltd. (U.S. Shares)                                                                          20,195
                                                                                                                              82,204
Oil and Gas Drilling - 1.3%
               685  Helmerich & Payne, Inc.                                                                                   23,502
             2,420  Nabors Industries, Ltd.*                                                                                  34,800
                                                                                                                              58,302
Oil Companies - Exploration and Production - 0.4%
               330  Occidental Petroleum Corp.                                                                                18,328
Oil Companies - Integrated - 4.1%
             1,145  Hess Corp.                                                                                                68,940
             2,679  Petroleo Brasileiro S.A. (ADR)                                                                            72,038
             1,823  Suncor Energy, Inc.                                                                                       43,805
                                                                                                                             184,783
Oil Field Machinery and Equipment - 1.2%
               904  Cameron International Corp.*                                                                              21,931
               605  National-Oilwell Varco, Inc.*                                                                             18,083
             1,680  Wellstream Holdings PLC                                                                                   11,720
                                                                                                                              51,734
Physical Practice Management - 0.9%
             1,038  Pediatrix Medical Group, Inc.*                                                                            40,119
Power Converters and Power Supply Equipment - 0.4%
             4,075  JA Solar Holdings Company, Ltd. (ADR)*                                                                    19,560
Real Estate Management/Services - 1.2%
             3,000  Mitsubishi Estate Company, Ltd.                                                                           52,818
Real Estate Operating/Development - 1.4%
             7,000  CapitaLand, Ltd.                                                                                          13,831
            21,000  Hang Lung Properties, Ltd.                                                                                50,743
                                                                                                                              64,574
REIT - Diversified - 0.3%
             1,803  CapitalSource, Inc.                                                                                       13,342
Retail - Apparel and Shoe - 1.6%
             1,355  Aeropostale, Inc.*                                                                                        32,805
             1,123  Industria de Diseno Textil S.A.                                                                           37,934
                                                                                                                              70,739
Retail - Consumer Electronics - 0.7%
               540  Yamada Denki Company, Ltd.                                                                                29,268
Retail - Discount - 0.9%
               730  Wal-Mart Stores, Inc.                                                                                     40,741
Retail - Drug Store - 1.1%
             1,597  CVS/Caremark Corp.                                                                                        48,948
Retail - Regional Department Stores - 0.6%
               830  Kohl's Corp.*                                                                                             29,158
Retail - Restaurants - 1.6%
               500  McDonald's Corp.                                                                                          28,965
             1,520  Yum! Brands, Inc.                                                                                         44,095
                                                                                                                              73,060
Semiconductor Components/Integrated Circuits - 2.8%
            15,792  Atmel Corp.*                                                                                              65,536
             1,680  Cypress Semiconductor Corp.*                                                                               8,417
             5,360  Marvell Technology Group, Ltd.*                                                                           37,306
               475  Sunpower Corp. B-Shares*                                                                                  14,065
                                                                                                                             125,324
Semiconductor Equipment - 0.9%
             1,785  KLA-Tencor Corp.                                                                                          41,501
Steel Pipe and Tube - 0.3%
               130  Vallourec                                                                                                 14,618
Telecommunication Equipment - 2.2%
             6,311  Arris Group, Inc.*                                                                                        43,609
             2,038  CommScope, Inc.*                                                                                          29,979
            13,793  Vodafone Group PLC                                                                                        26,562
                                                                                                                             100,150
Telecommunication Equipment - Fiber Optics - 0.8%
             3,442  Corning, Inc.                                                                                             37,277
Telecommunication Services - 1.2%
             1,255  Amdocs, Ltd. (U.S. Shares)*                                                                               28,313
             1,655  SAVVIS, Inc.*                                                                                             14,233
             1,761  Time Warner Telecom, Inc. - Class A*                                                                      12,468
                                                                                                                              55,014
Television - 0.9%
             6,721  British Sky Broadcasting Group PLC                                                                        40,972
Toys - 0.6%
             1,815  Mattel, Inc.                                                                                              27,261
Transportation - Services - 1.9%
               775  C.H. Robinson Worldwide, Inc.                                                                             40,130
               873  United Parcel Service, Inc. - Class B                                                                     46,076
                                                                                                                              86,206
Web Portals/Internet Service Providers - 0.9%
               117  Google, Inc. - Class A*                                                                                   42,045
Wireless Equipment - 2.4%
             1,808  Crown Castle International Corp.*                                                                         38,275
             1,222  QUALCOMM, Inc.                                                                                            46,754
             3,333  Telefonaktiebolaget L.M. Ericsson - Class B                                                               23,516
                                                                                                                             108,545
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,346,785)                                                                                       4,503,098
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,346,785) - 100%                                                                          $4,503,098
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           October 31, 2008 (unaudited)

                                                                 % of Investment
Country                                        Value                  Securities
--------------------------------------------------------------------------------
Australia                         $           38,860                        0.9%
Belgium                                       27,435                        0.6%
Bermuda                                      293,278                        6.5%
Brazil                                       163,926                        3.6%
Canada                                       148,117                        3.3%
Cayman Islands                                80,361                        1.8%
China                                         47,798                        1.1%
France                                        62,781                        1.4%
Germany                                      130,784                        2.9%
Guernsey                                      28,313                        0.6%
Hong Kong                                    128,175                        2.9%
India                                          9,639                        0.2%
Ireland                                       59,683                        1.3%
Japan                                        222,114                        4.9%
Luxembourg                                    62,009                        1.4%
Mexico                                        37,902                        0.8%
Netherlands                                   20,195                        0.5%
Singapore                                     13,831                        0.3%
Spain                                        105,007                        2.3%
Sweden                                        23,516                        0.5%
Switzerland                                  211,161                        4.7%
United Kingdom                               263,757                        5.9%
United States                              2,324,441                       51.6%
--------------------------------------------------------------------------------
Total                             $        4,503,098                      100.0%

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*             Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.
Valuation Inputs Summary (as of October 31, 2008)

                                                         Level 1 - Quoted   Level 2 - Other Significant    Level 3 - Significant
                                                              Prices             Observable Inputs          Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Global Research Fund                          $2,698,491                $1,804,607                       $-
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Growth and Income Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.8%
Advertising Sales - 0.2%
            14,925  Lamar Advertising Co. - Class A*                                                                    $    226,412
Aerospace and Defense - 3.1%
            32,499  BAE Systems PLC**                                                                                        182,541
            32,040  Boeing Co.                                                                                             1,674,731
            48,025  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                   1,004,683
                                                                                                                           2,861,955
Agricultural Chemicals - 3.6%
             6,060  Monsanto Co.                                                                                             539,219
             9,275  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   790,787
            53,810  Syngenta A.G. (ADR)**                                                                                  2,011,417
                                                                                                                           3,341,423
Apparel Manufacturers - 2.0%
           331,320  Esprit Holdings, Ltd.                                                                                  1,860,066
Applications Software - 2.0%
            13,320  Citrix Systems, Inc.*                                                                                    343,256
            67,920  Microsoft Corp.                                                                                        1,516,654
                                                                                                                           1,859,910
Athletic Footwear - 1.4%
            22,995  NIKE, Inc. - Class B                                                                                   1,325,202
Automotive - Cars and Light Trucks - 0.4%
            13,800  BMW A.G.**                                                                                               357,621
Beverages - Non-Alcoholic - 0.5%
             9,760  Coca-Cola Co.                                                                                            430,026
Brewery - 3.0%
            69,732  InBev N.V.**                                                                                           2,811,127
Cable Television - 0.8%
            35,300  DIRECTV Group, Inc.*                                                                                     772,717
Casino Hotels - 1.8%
            52,200  Crown, Ltd.                                                                                              233,426
            64,476  MGM Mirage*                                                                                            1,061,275
             6,375  Wynn Resorts, Ltd.*                                                                                      385,050
                                                                                                                           1,679,751
Commercial Services - Finance - 2.4%
            20,410  Visa, Inc. A-Shares                                                                                    1,129,693
            71,280  Western Union Co.                                                                                      1,087,733
                                                                                                                           2,217,426
Computers - 4.4%
            28,529  Apple, Inc.*                                                                                           3,069,435
            20,195  Research In Motion, Ltd. (U.S. Shares)*                                                                1,018,434
                                                                                                                           4,087,869
Computers - Memory Devices - 2.3%
           182,620  EMC Corp.*                                                                                             2,151,264
Cosmetics and Toiletries - 1.1%
            41,865  Avon Products, Inc.                                                                                    1,039,508
Diversified Operations - 2.6%
           184,000  China Merchants Holdings International Company, Ltd.                                                     435,090
            16,325  Danaher Corp.                                                                                            967,093
           623,275  Melco International Development, Ltd.                                                                    110,588
            14,005  Siemens A.G.**                                                                                           855,846
                                                                                                                           2,368,617
E-Commerce/Services - 0.5%
            23,310  eBay, Inc.*                                                                                              355,943
            13,170  Liberty Media Corp. - Interactive - Class A*                                                              64,270
                                                                                                                             420,213
Electronic Components - Semiconductors - 0%
                 1  Advanced Micro Devices, Inc.*                                                                                  4
Electronic Connectors - 0.4%
            13,320  Amphenol Corp. - Class A                                                                                 381,618
Enterprise Software/Services - 4.3%
           215,795  Oracle Corp.*                                                                                          3,946,891
Entertainment Software - 0.5%
            21,935  Electronic Arts, Inc.*                                                                                   499,679
Finance - Investment Bankers/Brokers - 1.5%
             6,620  Credit Suisse Group (ADR)**                                                                              247,588
             5,295  Goldman Sachs Group, Inc.                                                                                489,788
            36,310  Morgan Stanley Co.                                                                                       634,335
                                                                                                                           1,371,711
Food - Miscellaneous/Diversified - 3.6%
            86,790  Nestle S.A.**                                                                                          3,384,195
Hotels and Motels - 0.9%
            37,985  Starwood Hotels & Resorts Worldwide, Inc.                                                                856,182
Industrial Gases - 0.5%
             7,405  Praxair, Inc.                                                                                            482,436
Medical - Biomedical and Genetic - 1.1%
                 1  Amylin Pharmaceuticals, Inc.*                                                                                 10
            15,870  Celgene Corp.*                                                                                         1,019,806
                                                                                                                           1,019,816
Medical - Drugs - 8.4%
            28,095  Allergan, Inc.                                                                                         1,114,529
            32,660  Bristol-Myers Squibb Co.                                                                                 671,163
            55,480  Merck & Company, Inc.                                                                                  1,717,106
            21,715  Roche Holding A.G.**                                                                                   3,324,969
            30,085  Wyeth                                                                                                    968,135
                                                                                                                           7,795,902
Medical - HMO - 2.5%
            22,430  Coventry Health Care, Inc.*                                                                              295,852
            84,970  UnitedHealth Group, Inc.                                                                               2,016,338
                                                                                                                           2,312,190
Medical Instruments - 0.4%
             9,675  Medtronic, Inc.                                                                                          390,193
Medical Products - 0.6%
            13,240  Covidien, Ltd.                                                                                           586,400
Networking Products - 1.1%
            56,520  Cisco Systems, Inc.*                                                                                   1,004,360
Oil Companies - Exploration and Production - 4.9%
            55,184  EnCana Corp. (U.S. Shares)                                                                             2,809,417
            21,345  EOG Resources, Inc.                                                                                    1,727,237
                                                                                                                           4,536,654
Oil Companies - Integrated - 6.7%
            50,545  ConocoPhillips                                                                                         2,629,351
            59,437  Hess Corp.                                                                                             3,578,701
                                                                                                                           6,208,052
Optical Supplies - 1.6%
            16,825  Alcon, Inc. (U.S. Shares)**                                                                            1,482,619
Power Converters and Power Supply Equipment - 0.8%
            48,030  JA Solar Holdings Company, Ltd. (ADR)*                                                                   230,544
            30,800  Suntech Power Holdings Company, Ltd. (ADR)*                                                              539,000
                                                                                                                             769,544
Real Estate Operating/Development - 0.5%
           175,345  Hang Lung Properties, Ltd.                                                                               423,696
Retail - Apparel and Shoe - 1.3%
            68,673  Nordstrom, Inc.                                                                                        1,242,295
Retail - Drug Store - 4.6%
           139,060  CVS/Caremark Corp.                                                                                     4,262,189
Retail - Jewelry - 0.7%
            24,800  Tiffany & Co.                                                                                            680,760
Retail - Restaurants - 1.7%
            26,495  McDonald's Corp.                                                                                       1,534,855
Soap and Cleaning Preparations - 1.9%
            42,446  Reckitt Benckiser PLC**                                                                                1,783,684
Telecommunication Equipment - Fiber Optics - 2.1%
           176,253  Corning, Inc.                                                                                          1,908,820
Tobacco - 4.0%
            76,070  Altria Group, Inc.                                                                                     1,459,783
            52,460  Philip Morris International, Inc.                                                                      2,280,437
                                                                                                                           3,740,220
Web Portals/Internet Service Providers - 1.6%
             4,087  Google, Inc. - Class A*                                                                                1,468,704
Wireless Equipment - 2.5%
            48,055  Nokia Oyj (ADR)**                                                                                        729,475
            41,140  QUALCOMM, Inc.                                                                                         1,574,016
                                                                                                                           2,303,491
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $110,732,447)                                                                                    86,188,267
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.8%
Casino Hotels - 0.2%
   $       429,000  Harrahs Operating Co., Inc. (144A), 10.7500%, due 2/1/16                                                 139,425
Energy - Alternate Sources - 0.4%
           762,000  Suntech Power Holdings Co. (144A), 3.0000%, due 3/15/13                                                  355,283
Power Converters and Power Supply Equipment - 0.3%
           757,000  JA Solar Holdings Company, 4.5000%, due 5/15/13                                                          231,831
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,896,501)                                                                                      726,539
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Finance - Investment Bankers/Brokers - 0.5%
            27,625  Citigroup, Inc., 8.1250%                                                                                 465,481
Metal - Diversified - 0.4%
             7,025  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500%                                               342,680
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $1,351,105)                                                                                      808,161
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 4.6%
U.S. Treasury Notes/Bonds:
         1,935,000  3.2500%, 12/31/09                                                                                      1,973,699
           725,000  2.7500%, 7/31/10                                                                                         741,653
           725,000  4.8750%, 7/31/11                                                                                         786,342
           725,000  3.3750%, 7/31/13                                                                                         746,297
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $4,189,832)                                                                          4,247,991
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.4%
               563  ConocoPhillips
                       expires January 2009
                       exercise price $70.00                                                                                  63,056
               755  CVS/Caremark Corp. (LEAPS)
                       expires January 2010
                       exercise price $35.00                                                                                 284,620
               453  Nordstrom, Inc. (LEAPS)
                       expires January 2010
                       exercise price $40.00                                                                                  35,882
               472  Texas Instruments, Inc. (LEAPS)
                       expires January 2010
                       exercise price $35.00                                                                                  24,553
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $2,394,949)                                                                   408,111
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.5%
           507,017  Janus Institutional Cash Management Fund - Institutional Shares, 1.46%
                    (cost $507,017)                                                                                          507,017
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $121,071,851) - 100%                                                                        92,886,086
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $          233,425              0.3%
Belgium                                              2,811,127              3.0%
Bermuda                                              2,446,466              2.6%
Brazil                                               1,004,683              1.1%
Canada                                               4,618,638              5.0%
Cayman Islands                                       1,001,375              1.1%
Finland                                                729,475              0.8%
Germany                                              1,213,467              1.3%
Hong Kong                                              969,374              1.0%
Switzerland                                         10,450,789             11.3%
United Kingdom                                       1,966,225              2.1%
United States ++                                    65,441,042             70.4%
--------------------------------------------------------------------------------
Total                                       $       92,866,086            100.0%
                                            ==================            ======

++ Includes Short-Term Securities (69.9% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of October 31, 2008 (unaudited)
Currency Sold and               Currency          Currency           Unrealized
Settlement Date                Units Sold      Value in U.S.$        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/12/08            580,000       $     932,839       $    64,749
Euro 11/12/08                   1,550,000           1,974,804           239,692
Euro 12/19/08                     285,000             362,671             8,489
Swiss Franc 11/12/08            1,440,000           1,242,285            41,965
Swiss Franc 12/19/08            1,060,000             915,272             3,352
--------------------------------------------------------------------------------
Total                                           $   5,427,871       $   358,247
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR           American Depositary Receipt

LEAPS         Long-Term Equity Anticipation Securities

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                               $  17,171,083
--------------------------------------------------------------------------------

Valuation Inputs Summary
(as of October 31, 2008)

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.


                                                Level 1 - Quoted       Level 2 - Other Significant        Level 3 - Significant
                                                Prices                 Observable Inputs                  Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Growth and Income Fund            $     65,662,711                $       26,815,264                          $ -
Investments in Purchased Options:
Janus Adviser Growth and Income Fund                           -                           408,111                            -
Other Financial Instruments(a):
Janus Adviser Growth and Income Fund                  358,247                                    -                            -
-------------------------------------------------------------------------------------------------------------------------------
(a)Other financial instruments include futures, forwards, written option contracts and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.
Options and swap contracts are reported at their market value at measurement date.

Janus Adviser High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 0.7%
Automotive - Cars and Light Trucks - 0.5%
            38,000  Ford Motor Co., 5.4600%, due 12/16/13*                                                              $     20,748
Medical - Outpatient and Home Medical Care - 0.1%
               339  National Mentor Holdings, Inc., 3.7763%, due 7/1/13*,**                                                      264
             5,514  National Mentor Holdings, Inc., 5.7700%, due 7/1/13*,**                                                    4,301
                                                                                                                               4,565
Telecommunication Services - 0.1%
             4,000  Fairpoint Communications, 6.5625%, due 3/9/15 *                                                            2,780
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $30,302)                                                                                               28,093
------------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds - 83.7%
Aerospace and Defense - Equipment - 0.5%
            20,000  DRS Technologies, Inc., 6.8800%, due 11/1/13                                                              19,800
Agricultural Chemicals - 0.4%
            19,000  Mosaic Co., 7.6300%, due 12/1/16 (144A)                                                                   16,592
Apparel Manufacturers - 1.1%
            17,000  Hanesbrands, Inc., 6.5100%, due 12/15/14*,**                                                              11,539
            19,000  Levi Strauss & Co., 9.7500%, due 1/15/15                                                                  13,300
            27,000  Levi Strauss & Co., 8.8800%, due 4/1/16                                                                   17,685
                                                                                                                              42,524
Automotive - Cars and Light Trucks - 1.7%
           110,000  Ford Motor Co., 7.4500%, 7/16/31*                                                                         34,650
           107,000  General Motors Corp., 8.3750%, due 7/15/33                                                                34,775
                                                                                                                              69,425
Automotive - Truck Parts and Equipment - Original - 0.2%
            18,000  Arvinmeritor, Inc., 8.1300%, due 9/15/15                                                                   9,360
Beverages - Non-Alcoholic - 0.8%
            16,000  Dr. Pepper Snapple Group, 6.1200%, due 5/1/13 (144A)                                                      15,016
            10,000  Dr. Pepper Snapple Group, 6.8200%, due 5/1/18 (144A)                                                       8,755
            12,000  Dr. Pepper Snapple Group, 7.4500%, due 5/1/38 (144A)                                                       9,716
                                                                                                                              33,487
Broadcast Services and Programming - 0.2%
            19,000  Clear Channel Communications, 10.7500%, due 8/1/16 (144A)                                                  7,410
Building - Residential and Commercial - 1.2%
            14,000  K Hovnanian Enterprises, 11.5000%, due 5/1/13 (144A)                                                      11,340
            18,000  Lennar Corp., 7.6300%, due 3/1/09                                                                         16,470
            37,000  Meritage Homes Corp., 6.2500%, due 3/15/15                                                                18,963
                                                                                                                              46,773
Building Products - Cement and Aggregate - 0.4%
            19,000  Texas Insutries, Inc., 7.2500%, due 7/15/13 (144A)                                                        14,915
Cable Television - 1.4%
            18,000  Charter Communications Operating LLC, 8.0000%, due 4/30/12 (144A)                                         13,860
            16,000  Comcast Cable Communications Holdings, 8.3800%, due 3/15/13                                               15,521
            32,000  Mediacom LLC/Mediacom Capital Corp., 9.5000%, due 1/15/13                                                 25,200
                                                                                                                              54,581
Casino Hotels - 1.1%
            15,000  Boyd Gaming Corp., 7.1300%, due 2/1/16                                                                     9,300
            19,000  Ceasars Entertainment, 7.8800%, due 3/15/10                                                               10,735
            35,000  MGM Mirage, Inc., 8.5000%, due 9/15/10                                                                    24,238
                                                                                                                              44,273
Cellular Telecommunications - 1.3%
            37,000  Metro PCS Wireless, Inc., 9.2500%, due 11/1/14                                                            30,802
            24,000  Rogers Communications, 6.3800%, due 3/1/14                                                                21,431
                                                                                                                              52,233
Chemicals - Diversified - 0.2%
             9,000  Innophos Holdings, Inc., 9.5000%, due 4/15/12ss.                                                           7,380
Chemicals - Specialty - 0.8%
            24,000  Macdermid, Inc., 9.5000%, due 4/15/17 (144A)                                                              12,720
            20,000  Nalco Co., 7.7500%, due 11/15/11                                                                          18,200
                                                                                                                              30,920
Coal - 0.3%
            14,000  Arch Western Finance, 6.7500%, due 7/1/13                                                                 11,760
Commercial Services - 2.5%
            18,000  Aramark Corp., 6.3700%, due 2/2/15*,**                                                                    12,870
            74,000  Aramark Services, Inc., 8.5000%, due 2/1/15                                                               63,270
            11,000  Ticketmaster, 10.7500%, due 8/1/16 (144A)                                                                  9,240
            18,000  U.S. Investigation Services, 10.5000%, due 11/1/15 (144A)                                                 13,860
                                                                                                                              99,240
Commercial Services - Finance - 0.4%
            15,000  Cardtronics, Inc., 9.2500%, due 8/15/13                                                                   11,775
             4,000  Cardtronics, Inc., 9.2500%, due 8/15/13                                                                    3,140
                                                                                                                              14,915
Computer Services - 1.0%
            16,000  SunGard Data Systems, Inc., 9.1300%, due 8/15/13                                                          13,280
             8,000  SunGard Data Systems, Inc., 10.6300%, due 5/15/15 (144A)                                                   6,760
            29,000  SunGard Data Systems, Inc., 10.2500%, due 8/15/15                                                         20,300
                                                                                                                              40,340
Consumer Products - Miscellaneous - 2.2%
            28,000  Amscan Holdings, Inc., 8.7500%, due 5/1/14                                                                18,200
            37,000  Jarden Corp., 7.5000%, due 5/1/17                                                                         27,565
            63,000  Visant Holding Corp., 8.7500%, due 12/1/13                                                                43,470
                                                                                                                              89,235
Containers - Metal and Glass - 1.5%
             8,000  Ball Corp., 6.6300%, 3/15/18                                                                               6,560
            15,000  Greif, Inc, 6.7500%, 2/1/17                                                                               12,300
             9,000  Owens-Brockway Glass Container, Inc., 8.2500%, due 5/15/13                                                 8,415
            30,000  Owens-Brockway Glass Container, Inc., 6.7500%, due 12/1/14                                                25,950
            11,000  Owens-Illinois, Inc., 7.8000%, 5/15/18                                                                     8,580
                                                                                                                              61,805
Containers - Paper and Plastic - 1.0%
            14,000  Graham Packaging Co., 8.5000%, due 10/15/12                                                               10,220
            30,000  Graham Packaging Co., 9.8800%, due 10/15/14                                                               18,900
            19,000  Smurfit Stone Container, 8.3800%, due 7/1/12                                                               9,690
                                                                                                                              38,810
Cosmetics and Toiletries - 0.8%
            37,000  Chattem, Inc., 7.0000%, due 3/1/14                                                                        32,098
Data Processing and Management - 0.6%
            40,000  First Data Corp., 9.8800%, due 9/24/15                                                                    25,600
Direct Marketing - 1.0%
            26,000  Affinion Group, Inc., 11.5000%, due 10/15/15                                                              15,600
            29,000  Visant Corp., 7.6300%, due 10/1/12                                                                        22,910
                                                                                                                              38,510
Distribution/Wholesale - 0.6%
            13,000  Ace Hardware Corp., 9.1300%, due 6/1/16ss.                                                                 9,750
            22,000  Nebraska Book Company, Inc., 8.6300%, due 3/15/12                                                         14,520
                                                                                                                              24,270
Diversified Operations - 1.3%
            23,000  Harland Clarke Holdings, 9.5000%, due 5/15/15                                                             11,040
            16,000  Harland Clarke Holdings, 7.5500%, due 5/15/15*,**                                                          6,960
            17,000  Kansas City Southern, 7.5000%, due 6/15/09                                                                16,320
             7,000  Kansas City Southern Mex., 8.0000%, due 6/1/15                                                             5,758
            14,000  SPX Corp., 7.6300%, due 12/15/14 (144A)                                                                   11,760
                                                                                                                              51,838
Electric - Generation - 1.9%
            22,000  AES Corporation, 8.0000%, due 10/15/17                                                                    16,940
            36,000  Edison Mission Energy, 7.0000%, due 5/15/17                                                               28,485
            38,000  Edison Mission Energy, 7.2000%, due 5/15/19                                                               28,500
                                                                                                                              73,925
Electric - Integrated - 3.5%
            15,000  CMS Energy Corp., 5.7000%, due 1/15/13*,**                                                                12,975
            76,000  Energy Future Holdings, 10.8800%, due 11/1/17 (144A)                                                      58,519
             7,000  Nevada Power Co., 5.8800%, due 1/15/15                                                                     6,057
            69,000  Texas Competitive Election Holdings, 10.2500%, due 11/1/15 (144A)                                         52,612
            11,000  TXU Energy Co. LLC, 10.2500%, due 11/1/15 (144A)                                                           8,388
                                                                                                                             138,551
Electronic Components - Miscellaneous - 0.5%
            12,000     Flextronics International, Ltd., 1.0000%, due 8/1/10                                                    9,720
            15,000     Sanmina-SCI Corp., 8.1300%, due 3/1/16                                                                  9,450
                                                                                                                              19,170
Electronic Components - Semiconductors - 0.9%
            42,000  Freescale Semiconductor, 8.8800%, due 12/15/14                                                            18,690
            17,000  National Semiconductor Corp., 3.0700%, due 6/15/10 * ,**                                                  16,386
                                                                                                                              35,076
Food - Meat Products - 0.9%
             9,000  Tyson Foods, Inc., 3.2500%, due 10/15/13                                                                   6,941
            35,000  National Beef Packing Company LLC, 10.5000%, due 8/1/11                                                   29,750
                                                                                                                              36,691
Food - Miscellaneous/Diversified - 3.2%
            11,000  Chiquita Brands, Intl., 7.5000%, due 11/1/14                                                               7,810
            63,000  Del Monte Corp., 6.7500%, due 2/15/15                                                                     51,975
            56,000  Dole Food Company, Inc., 8.6300%, due 5/1/09                                                              50,400
            25,000  Dole Food Company, Inc., 8.7500%, due 7/15/13                                                             17,250
                                                                                                                             127,435
Food - Retail - 1.8%
            51,000  Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                      41,820
            39,000  Supervalu, Inc., 7.5000%, due 11/15/14                                                                    31,980
                                                                                                                              73,800
Gambling - Non-Hotel - 0.9%
            37,000  Pinnacle Entertainment, Inc., 8.2500%, due 3/15/12                                                        25,623
             5,000  Pinnacle Entertainment, Inc., 8.7500%, due 10/1/13                                                         3,775
             7,000  Pokagon Gaming Authority, 10.3800%, due 6/15/14 (144A)                                                     6,370
                                                                                                                              35,768
Independent Power Producer - 3.0%
            10,000  AES China Generating Company, Ltd., 8.2500%, due 6/26/10                                                   9,036
            68,000  NRG Energy, Inc., 7.3800%, due 2/1/16                                                                     58,650
            43,000  Reliant Energy, Inc., 7.6300%, due 6/15/14                                                                33,110
            27,000  Reliant Energy, Inc., 7.8800%, due 6/15/17                                                                20,655
                                                                                                                             121,451
Industrial Gases - 0.1%
             7,000  Airgas, Inc., 7.1300%, due 10/1/18 (144A)                                                                  5,775
Machine Tools and Related Products - 0.3%
            15,000  Thermadyne Holdings Corp., 9.5000%, due 2/1/14*                                                           11,700
Medical - Hospitals - 3.1%
           118,000  HCA, Inc., 9.2500%, due 11/15/16                                                                         100,300
            30,000  Tenet Healthcare Corp., 9.2500%, due 2/1/15                                                               24,750
                                                                                                                             125,050
Medical - Outpatient and Home Medical Care - 0.1%
             5,000  National Mentor Holdings, Inc., 11.2500%, due 7/1/14*                                                      4,600
Metal - Diversified - 1.1%
            28,000  Freeport-McMoRan Copper & Gold, Inc., 8.2500%, due 4/1/15                                                 22,400
            29,000  Freeport-McMoRan Copper & Gold, Inc., 8.3800%, due 4/1/17                                                 22,765
                                                                                                                              45,165
Multimedia - 0.4%
            25,000  LBI Media, Inc., 8.5000%, due 8/1/17 (144A)                                                               15,000
Music - 0.7%
            36,000  Steinway Musical Instruments, Inc., 7.0000%, due 3/1/14ss.                                                28,620
Non-Hazardous Waste Disposal - 1.4%
            19,000  Allied Waste Industries, Inc., 6.3800%, due 4/15/11                                                       17,480
            12,000  Allied Waste North America, 7.8800%, due 4/15/13                                                          11,160
            29,000  Allied Waste Industries, Inc., 7.2500%, due 3/15/15                                                       25,810
                                                                                                                              54,450
Office Automation and Equipment - 0.2%
            10,000  Xerox Corp., 6.8800%, due 8/15/11                                                                          8,299
Office Supplies and Forms - 0.5%
            38,000  Acco Brands Corp., 7.6300%, due 8/15/15                                                                   21,850
Oil Companies - Exploration and Production - 4.2%
            30,000  Chesapeake Energy Corp., 6.2500%, due 1/15/18                                                             21,300
            36,000  Chesapeake Energy Corp., 7.2500%, due 12/15/18                                                            27,180
            51,000  Encore Acquisition Co., 6.2500%, due 4/15/14                                                              35,954
            14,000  Forest Oil Corp., 7.2500%, due 6/15/19                                                                     9,520
             9,000  Forest Oil Corp., 7.2500%, due 6/15/19 (144A)                                                              6,120
             8,000  Hilcorp Energy Inc., 9.0000%, due 6/1/16 (144A)                                                            5,840
            26,000  Petrohawk Energy Corp., 9.1300%, due 7/15/13                                                              20,020
            37,000  Quicksilver Resources, Inc., 8.2500%, due 8/1/15                                                          25,715
             3,000  Southwestern Energy Co., 7.5000%, due 2/1/18 (144A)                                                        2,460
            21,000  Whiting Petroleum Corp., 7.0000%, due 2/1/14                                                              14,910
                                                                                                                             169,019
Oil Field Machinery and Equipment - 0.2%
            12,000  Dresser-Rand Group, Inc., 7.3800%, due 11/1/14                                                             9,600
Oil Refining and Marketing - 0.4%
            17,000  Frontier Oil Corp., 8.5000%, due 9/15/16                                                                  14,790
Optical Supplies - 0.3%
            14,000  Bausch & Lomb, Inc., 9.8800%, due 11/1/15 (144A)                                                          11,025
Paper and Related Products - 2.5%
            18,000  Boise Cascade LLC, 7.1300%, due 10/15/14                                                                  10,080
            47,000  Georgia-Pacific Corp., 7.1300%, due 1/15/17 (144A)                                                        32,665
            31,000  Intl. Paper Co., 7.4000%, due 6/15/14                                                                     26,046
            27,000  NewPage Corp., 12.0000%, due 5/1/13                                                                       15,930
            18,000  Rock-Tenn Co., 9.2500%, due 3/15/16 (144A)                                                                15,840
                                                                                                                             100,561
Physical Therapy and Rehabilitation Centers - 0.7%
            30,000  HealthSouth Corp., 10.7500%, due 6/15/16                                                                  27,150
Pipelines - 3.3%
            64,000  El Paso Corporation, 7.0000%, due 6/15/17                                                                 48,845
            29,000  Enterprise Products, 6.3000%, due 9/15/17                                                                 23,700
             4,000  Kinder Morgan Energy Partners N.T., 5.9500%, due 2/15/18                                                   3,130
             4,000  Kinder Morgan Energy Partners N.T., 6.9500%, due 1/15/38                                                   2,934
            33,000  Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                            25,575
            31,000  Williams COS, Inc., 7.1300%, due 9/1/11                                                                   27,900
                                                                                                                             132,084
Private Corrections - 0.5%
            13,000  Corrections Corporation of America, 7.5000%, due 5/1/11                                                   12,285
             7,000  Corrections Corporation of America, 6.2500%, due 3/15/13                                                   6,038
                                                                                                                              18,323
Publishing - Books - 0.7%
            45,000  Cengage Learning Acquisitions, 10.5000%, due 1/15/15 (144A)                                               26,775
Publishing - Newspapers - 1.1%
            60,000  Block Communications, Inc., 8.2500%, due 12/15/15 (144A)                                                  44,400
Publishing - Periodicals - 0.2%
             9,000  Medimedia USA, Inc., 11.3800%, due 11/15/14ss.                                                             7,200
REIT - Health Care - 0.5%
            20,000  Senior Housing Properties Trust, 8.6300%, due 1/15/12                                                     19,000
REIT - Hotels - 0.4%
            23,000  Host Marriott L.P., 6.3800%, due 3/15/15                                                                  16,675
Rental Auto/Equipment - 0.3%
            19,000  Hertz Corp., 8.8800%, due 1/1/14                                                                          13,870
Retail - Computer Equipment - 0.6%
            26,000  GameStop Corp., 8.0000%, due 10/1/12                                                                      24,115
Retail - Gardening Products - 0.2%
            14,000  Harry & David Holdings, Inc., 9.0000%, due 3/1/13*                                                         6,720
Retail - Miscellaneous/Diversified - 0.3%
            11,000  Eye Care Centers of America, Inc., 10.7500%, due 2/15/15                                                  11,110
Retail - Perfume and Cosmetics - 0.7%
            20,000  Sally Holdings LLC, 9.2500%, due 11/15/14                                                                 16,000
            16,000  Sally Holdings LLC, 10.5000%, due 11/15/16                                                                11,680
                                                                                                                              27,680
Retail - Propane Distribution - 1.6%
            41,000  Amerigas Partners L.P., 7.2500%, due 5/20/15                                                              30,853
            23,000  Ferrellgas Partners L.P., 8.7500%, due 6/15/12                                                            17,250
            21,000  Ferrellgas Partners L.P., 6.7500%, due 5/1/14                                                             14,910
                                                                                                                              63,013
Retail - Restaurants - 1.3%
            22,000  Denny's Holdings, Inc., 10.0000%, due 10/1/12                                                             16,720
            41,000  Landry's Restaurants, Inc., 9.5000%, due 12/15/14                                                         36,695
                                                                                                                              53,415
Retail - Vitamins/Nutritional Supplement - 0.2%
            16,000  General Nutrition Center, 7.5800%, due 3/15/14*,**                                                         9,920
Satellite Telecommunications - 1.4%
            65,000  Intelsat Jackson, Holdings, 11.2500%, due 6/15/16                                                         55,575
Seismic Data Collection - 0.3%
            15,000  Compagnie Generale de Geophysique-Veritas, 7.7500%, due 5/15/17                                           10,050
Special Purpose Entity - 5.6%
           137,000  CDX HY, 8.8800%, due 6/29/13 (144A)                                                                      113,709
            36,000  Kar Holdings, Inc., 8.7500%, due 5/1/14                                                                   23,400
            30,000  NSG Holdings LLC, 7.7500%, due 12/15/25 (144A)                                                            25,200
            88,000  Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                       57,640
                                                                                                                             219,949
Steel - Producers - 0.7%
            30,000  Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                         19,875
            11,000  Stell Dynamics, Inc., 7.3800%, due 11/1/12                                                                 8,181
                                                                                                                              28,056
Super-Regional Banks - 0.2%
             7,000  Wells Fargo & Co., 9.7500%, due 3/26/99*                                                                   6,790
Telecommunication Services - 1.9%
            45,000  Fairpoint Communications, 13.1300%, due 4/1/18 (144A) *                                                   31,725
             6,000  Qwest Corp., 5.6300%, 11/15/08                                                                             6,000
            47,000  Time Warner Telecom Holdings, 9.2500%, due 2/15/14                                                        38,070
                                                                                                                              75,795
Telephone - Integrated - 2.6%
            30,000  Cincinnati Bell, Inc., 8.3800%, due 1/15/14                                                               21,675
            74,000  Level 3 Financing, Inc., 8.7500%, due 2/15/17                                                             35,520
            28,000  Qwest Communications, Int., 7.2500%, due 2/15/11                                                          22,610
            18,000  Sprint Nextel, Corp., 6.0000%, due 12/1/16                                                                12,465
            20,000  Virgin Media Finance PLC, 9.1300%, due 8/15/16                                                            13,200
                                                                                                                             105,470
Transportation - Marine - 0.9%
            43,000  Ship Finance International, Ltd., 8.5000%, due 12/15/13                                                   34,024
Transportation - Railroad - 0.9%
            13,000  Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 9.3800%, due 5/1/12                              10,985
            31,000  Kansas City Southern Mex, 7.6300%, due 12/1/13                                                            24,258
                                                                                                                              35,243
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $4,255,381)                                                                                    3,337,867
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Metal - Diversified - 0.4%
               345  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $23,131)                                 16,829
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 15.2%
           338,066  Janus Institutional Cash Management Fund - Institutional Shares, 1.46%                                   338,067
           270,040  Janus Institutional Money Market Fund - Institutional Shares, 1.09%                                      270,040
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $608,107)                                                                                          608,107

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,916,921) - 100%                                                                          $3,990,896
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                       $        156,275              3.9%
Canada                                                  47,006              1.2%
France                                                  10,050              0.3%
Mexico                                                  35,242              0.9%
United Kingdom                                          13,200              0.3%
United States++                                      3,729,123             93.4%
--------------------------------------------------------------------------------
Total                                         $      3,990,896            100.0%

++ Includes Short-Term Securities (78.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC           Public Limited Company

REIT          Real Estate Investment Trust

*             Rate is subject to change. Rate shown reflects current rate.

**            Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities (as of October 31, 2008)

                                                    Acquisition     Acquisition                  Value as a % of
                                                       Date             Cost        Value     Investment Securities
-------------------------------------------------------------------------------------------------------------------
Ace Hardware Corp., 9.1300%, due 6/1/16               5/8/08            $ 12,818     $  9,750                  0.2%
Innophos Holdings, Inc., 9.50%
      due 4/15/12 (144A)                        4/11/07 - 11/19/07         8,985        7,380                  0.2%
Medimedia USA, Inc., 11.3800%
      due 11/15/14 (144A)                        11/1/06 - 11/2/06         9,150        7,200                  0.2%
Steinway Musical Instruments, Inc., 7.00%
      due 3/1/14 (144A)                         11/14/07 - 12/5/07        35,240       28,620                  0.7%
-------------------------------------------------------------------------------------------------------------------
                                                                        $ 66,193     $ 52,950                  1.3%
-------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2008. The issuer incurs all registration costs.


Valuation Inputs Summary
(as of October 31, 2008)

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser High-Yield Fund                                  -                        $3,990,896                           -

Janus Adviser INTECH Risk-Managed Core Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Advertising Agencies - 0.1%
            22,100  Interpublic Group of Companies, Inc. *                                                   $               114,699
Aerospace and Defense - 2.1%
             4,100  Boeing Co.                                                                                               214,307
             5,500  General Dynamics Corp.                                                                                   331,760
            11,200  Lockheed Martin Corp.                                                                                    952,560
             1,200  Northrop Grumman Corp.                                                                                    56,268
             3,300  Raytheon Co.                                                                                             168,663
                                                                                                                           1,723,558
Aerospace and Defense - Equipment - 0.5%
             5,100  B.F. Goodrich Co.                                                                                        186,456
             4,700  United Technologies Corp.                                                                                258,312
                                                                                                                             444,768
Agricultural Chemicals - 0.6%
               800  CF Industries Holdings, Inc.                                                                              51,352
             5,100  Monsanto Co.                                                                                             453,798
                                                                                                                             505,150
Agricultural Operations - 0.1%
             4,900  Archer-Daniels-Midland Co.                                                                               101,577
Airlines - 0%
             1,900  Southwest Airlines Co.                                                                                    22,382
Apparel Manufacturers - 0.5%
             6,200  Coach, Inc. *                                                                                            127,720
             4,300  Jones Apparel Group, Inc.                                                                                 47,773
             1,600  Polo Ralph Lauren Corp.                                                                                   75,472
             3,100  VF Corp.                                                                                                 170,810
                                                                                                                             421,775
Appliances - 0%
               100  Whirlpool Corp.                                                                                            4,665
Applications Software - 1.5%
             9,100  Compuware Corp. *                                                                                         58,058
             1,900  Intuit, Inc. *                                                                                            47,614
            45,300  Microsoft Corp.                                                                                        1,011,549
             2,800  Salesforce.com, Inc.                                                                                      86,688
                                                                                                                           1,203,909
Athletic Footwear - 0.6%
             8,900  NIKE, Inc. - Class B                                                                                     512,907
Automotive - Cars and Light Trucks - 0.1%
            10,400  General Motors Corp.*                                                                                     60,112
Automotive - Medium and Heavy Duty Trucks - 0.2%
             4,850  PACCAR, Inc.                                                                                             141,814
Automotive - Truck Parts and Equipment - Original - 0.5%
            22,000  Johnson Controls, Inc.                                                                                   390,060
Beverages - Non-Alcoholic - 3.3%
            37,400  Coca-Cola Co.                                                                                          1,647,844
             7,000  Coca-Cola Enterprises, Inc.                                                                               70,350
             2,000  Dr. Pepper Snapple Group Inc. *                                                                           45,800
             1,100  Pepsi Bottling Group, Inc.                                                                                25,432
            16,400  PepsiCo, Inc.                                                                                            934,964
                                                                                                                           2,724,390
Beverages - Wine and Spirits - 0.2%
             4,125  Brown-Forman Corp. - Class B                                                                             187,275
               900  Constellation Brands, Inc. - Class A *                                                                    11,286
                                                                                                                             198,561
Brewery - 0.2%
               900  Anheuser-Busch Companies, Inc.                                                                            55,827
             2,600  Molson Coors Brewing Co. - Class B                                                                        97,136
                                                                                                                             152,963
Building - Residential and Commercial - 0.9%
            13,900  Centex Corp. *                                                                                           170,275
            19,700  D.R. Horton, Inc.                                                                                        145,386
             7,500  KB Home                                                                                                  125,175
            14,500  Lennar Corp. - Class A                                                                                   112,230
            20,600  Pulte Homes, Inc.                                                                                        229,484
                                                                                                                             782,550
Cable Television - 1.0%
            13,900  Comcast Corp. - Class A                                                                                  219,064
            17,700  DIRECTV Group, Inc. *                                                                                    387,453
             6,800  Scripps Networks, Intl.                                                                                  193,120
                                                                                                                             799,637
Casino Services - 0.1%
             5,600  International Game Technology                                                                             78,400
Chemicals - Diversified - 0.3%
               800  Dow Chemical Co.                                                                                          21,336
             5,000  E.I. du Pont de Nemours and Co.                                                                          160,000
               500  PPG Industries, Inc.                                                                                      24,790
               500  Rohm & Haas Co.                                                                                           35,175
                                                                                                                             241,301
Chemicals - Specialty - 0.7%
             2,000  Eastman Chemical Co.                                                                                      80,780
             3,300  Ecolab, Inc.                                                                                             122,958
             8,100  Sigma-Aldrich Corp.                                                                                      355,266
                                                                                                                             559,004
Coal - 0.6%
             8,700  CONSOL Energy, Inc.                                                                                      273,093
             6,400  Massey Energy Co.                                                                                        147,776
             2,700  Peabody Energy Corp.                                                                                      93,177
                                                                                                                             514,046
Commercial Banks - 0.7%
             8,500  BB&T Corp.                                                                                               304,725
             1,700  M&T Bank Corp.                                                                                           137,870
             4,900  Regions Financial Corp.                                                                                   54,341
             1,100  Zions Bancorporation                                                                                      41,921
                                                                                                                             538,857
Commercial Services - 0.1%
             6,800  Convergys Corp. *                                                                                         52,292
Commercial Services - Finance - 1.4%
             4,400  Equifax, Inc.                                                                                            114,752
            14,200  H&R Block, Inc.                                                                                          280,024
             2,400  MasterCard, Inc. - Class A                                                                               354,768
             9,100  Moody's Corp.                                                                                            232,960
            13,000  Western Union Co.                                                                                        198,380
                                                                                                                           1,180,884
Computer Services - 0.4%
             7,000  Affiliated Computer Services, Inc. - Class A *                                                           287,000
Computers - 4.0%
             8,000  Apple, Inc. *                                                                                            860,720
            33,500  Hewlett-Packard Co.                                                                                    1,282,380
            12,900  IBM Corp.                                                                                              1,199,313
                                                                                                                           3,342,413
Computers - Memory Devices - 0.3%
            12,000  EMC Corp. *                                                                                              141,360
             6,200  Network Appliance, Inc. *                                                                                 83,886
                                                                                                                             225,246
Computers - Peripheral Equipment - 0%
             1,300  Lexmark International Group, Inc. - Class A *                                                             33,579
Containers - Metal and Glass - 0.1%
             2,100  Ball Corp.                                                                                                71,820
Containers - Paper and Plastic - 0.4%
             1,800  Bemis Company, Inc.                                                                                       44,712
             1,000  Pactiv Corp. *                                                                                            23,560
            13,900  Sealed Air Corp.                                                                                         235,188
                                                                                                                             303,460
Cosmetics and Toiletries - 3.4%
             3,300  Avon Products, Inc.                                                                                       81,939
            13,200  Colgate-Palmolive Co.                                                                                    828,432
             2,200  Estee Lauder Companies, Inc. - Class A                                                                    79,288
            28,788  Procter & Gamble Co.                                                                                   1,857,978
                                                                                                                           2,847,637
Cruise Lines - 0.1%
             3,500  Carnival Corp. (U.S. Shares)                                                                              88,900
Data Processing and Management - 0.1%
             1,600  Fiserv, Inc. *                                                                                            53,376
Dental Supplies and Equipment - 0.1%
             1,900  Patterson Companies, Inc. *                                                                               48,127
Disposable Medical Products - 0.2%
             1,600  C.R. Bard, Inc.                                                                                          141,200
Distribution/Wholesale - 0.1%
             2,200  Fastenal Co.                                                                                              88,572
               100  W.W. Grainger, Inc.                                                                                        7,857
                                                                                                                              96,429
Diversified Financial Services - 0%
               400  IntercontinentalExchange, Inc. *                                                                          34,224
Diversified Operations - 5.3%
             3,000  3M Co.                                                                                                   192,900
               500  Danaher Corp.                                                                                             29,620
             3,000  Dover Corp.                                                                                               95,310
           125,600  General Electric Co.                                                                                   2,450,456
            18,600  Honeywell International, Inc.                                                                            566,370
               400  Illinois Tool Works, Inc.                                                                                 13,356
             5,492  Ingersoll-Rand Co. - Class A                                                                             101,327
             4,500  Leggett & Platt, Inc.                                                                                     78,120
            15,500  Leucadia National Corp.                                                                                  416,020
               400  Parker Hannifin Corp.                                                                                     15,508
             8,800  Textron, Inc.                                                                                            155,760
            11,100  Tyco International, Ltd.                                                                                 280,608
                                                                                                                           4,395,355
E-Commerce/Products - 0.6%
             7,900  Amazon.com, Inc. *                                                                                       452,196
Electric - Integrated - 4.6%
               800  Allegheny Energy, Inc.                                                                                    24,120
               200  Ameren Corp.                                                                                               6,490
             5,600  American Electric Power Company, Inc.                                                                    182,728
             6,600  Constellation Energy Group, Inc.                                                                         159,786
               600  Edison International                                                                                      21,354
             8,500  Entergy Corp.                                                                                            663,425
               700  Exelon Corp.                                                                                              37,968
             7,600  FirstEnergy Corp.                                                                                        396,416
            19,500  FPL Group, Inc.                                                                                          921,180
               500  PG&E Corp.                                                                                                18,335
               300  Pinnacle West Capital Corp.                                                                                9,495
            22,800  PPL Corp.                                                                                                748,296
            12,400  Public Service Enterprise Group, Inc.                                                                    349,060
             3,700  Southern Co.                                                                                             127,058
             8,400  TECO Energy, Inc.                                                                                         96,936
             3,700  Xcel Energy, Inc.                                                                                         64,454
                                                                                                                           3,827,101
Electric Products - Miscellaneous - 0.1%
             2,900  Emerson Electric Co.                                                                                      94,917
Electronic Components - Miscellaneous - 0.2%
            10,300  Tyco Electronics, Ltd.                                                                                   200,232
Electronic Components - Semiconductors - 1.3%
             1,500  Altera Corp.                                                                                              26,025
            24,100  Intel Corp.                                                                                              385,600
            20,200  LSI Corp. *                                                                                               77,770
             5,100  MEMC Electronic Materials, Inc. *                                                                         93,738
             7,000  Microchip Technology, Inc.                                                                               172,410
            11,200  QLogic Corp. *                                                                                           134,624
             3,400  Texas Instruments, Inc.                                                                                   66,504
             6,200  Xilinx, Inc.                                                                                             114,204
                                                                                                                           1,070,875
Electronic Connectors - 0.1%
             1,600  Amphenol Corp. - Class A                                                                                  45,840
Electronic Forms - 0%
               500  Adobe Systems, Inc. *                                                                                     13,320
Electronics - Military - 0.2%
             1,800  L-3 Communications Holdings, Inc.                                                                        146,106
Engineering - Research and Development Services - 0.7%
             7,100  Fluor Corp.                                                                                              283,503
             8,100  Jacobs Engineering Group, Inc. *                                                                         295,083
                                                                                                                             578,586
Engines - Internal Combustion - 0.2%
             6,400  Cummins, Inc.                                                                                            165,440
Enterprise Software/Services - 0.9%
             6,000  BMC Software, Inc. *                                                                                     154,920
             1,000  CA, Inc.                                                                                                  17,800
            31,935  Oracle Corp. *                                                                                           584,091
                                                                                                                             756,811
Entertainment Software - 0%
               200  Electronic Arts, Inc. *                                                                                    4,556
Fiduciary Banks - 0.8%
             3,200  Bank of New York Mellon Corp.                                                                            104,320
             6,200  Northern Trust Corp.                                                                                     349,122
             5,600  State Street Corp.                                                                                       242,760
                                                                                                                             696,202
Filtration and Separations Products - 0%
               800  Pall Corp.                                                                                                21,128
Finance - Commercial - 0%
             2,600  CIT Group, Inc.                                                                                           10,764
Finance - Credit Card - 0%
             1,600  Discover Financial Services                                                                               19,600
Finance - Investment Bankers/Brokers - 1.1%
             6,400  Charles Schwab Corp.                                                                                     122,368
             1,300  Citigroup, Inc.                                                                                           17,745
             2,700  Goldman Sachs Group, Inc.                                                                                249,750
             8,386  JP Morgan Chase & Co.                                                                                    345,923
             4,800  Merrill Lynch & Company, Inc.                                                                             89,232
             5,300  Morgan Stanley Co.                                                                                        92,591
                                                                                                                             917,609
Finance - Other Services - 0.1%
               100  CME Group, Inc.                                                                                           28,215
             1,200  Nasdaq Stock Market, Inc. *                                                                               38,952
             1,400  NYSE Euronext                                                                                             42,252
                                                                                                                             109,419
Financial Guarantee Insurance - 0%
             2,500  MBIA, Inc. *                                                                                              24,575
Food - Meat Products - 0.1%
            10,300  Tyson Foods, Inc. - Class A                                                                               90,022
Food - Miscellaneous/Diversified - 0.6%
             1,300  General Mills, Inc.                                                                                       88,062
             4,800  H.J. Heinz Co.                                                                                           210,336
             2,400  Kellogg Co.                                                                                              121,008
             3,400  Kraft Foods, Inc. - Class A                                                                               99,076
               500  McCormick & Company, Inc.                                                                                 16,830
                                                                                                                             535,312
Food - Retail - 0.9%
            19,100  Kroger Co.                                                                                               524,486
             5,800  Safeway, Inc.                                                                                            123,366
             6,300  Whole Foods Market, Inc. *                                                                                67,536
                                                                                                                             715,388
Food - Wholesale/Distribution - 0%
             1,000  Sysco Corp.                                                                                               26,200
Forestry - 0.2%
             2,500  Plum Creek Timber Company, Inc.                                                                           93,200
             2,000  Weyerhaeuser Co.                                                                                          76,440
                                                                                                                             169,640
Gas - Distribution - 0%
             1,600  NiSource, Inc.                                                                                            20,736
               200  Sempra Energy Co.                                                                                          8,518
                                                                                                                              29,254
Gold Mining - 0%
             1,500  Newmont Mining Corp.                                                                                      39,510
Hotels and Motels - 0.2%
             1,700  Marriott International, Inc. - Class A                                                                    35,479
             6,100  Starwood Hotels & Resorts Worldwide, Inc.                                                                137,494
                                                                                                                             172,973
Human Resources - 0.1%
             2,800  Robert Half International, Inc.                                                                           52,836
Industrial Gases - 0.6%
             4,000  Air Products and Chemicals, Inc.                                                                         232,520
             4,000  Praxair, Inc.                                                                                            260,600
                                                                                                                             493,120
Instruments - Scientific - 0.8%
             5,600  Applera Corp. - Applied Biosystems Group                                                                 172,648
             1,200  PerkinElmer, Inc.                                                                                         21,528
            11,200  Thermo Fisher Scientific, Inc. *                                                                         454,720
                                                                                                                             648,896
Insurance Brokers - 0.3%
               900  Aon Corp.                                                                                                 38,070
             6,700  Marsh & McLennan Companies, Inc.                                                                         196,444
                                                                                                                             234,514
Internet Infrastructure Software - 0.1%
             4,400  Akamai Technologies, Inc.*                                                                                63,272
Internet Security - 0.4%
            16,700  Symantec Corp.*                                                                                          210,086
             6,600  VeriSign, Inc.*                                                                                          139,920
                                                                                                                             350,006
Investment Companies - 0%
             1,700  American Capital Strategies, Ltd.                                                                         23,885
Investment Management and Advisory Services - 0.5%
             6,300  Federated Investors, Inc. - Class B                                                                      152,460
             4,000  Invesco, Ltd. (U.S. Shares)                                                                               59,640
             5,700  T. Rowe Price Group, Inc.                                                                                225,378
                                                                                                                             437,478
Life and Health Insurance - 1.1%
            11,100  AFLAC, Inc.                                                                                              491,508
             5,000  Principal Financial Group, Inc.                                                                           94,950
             2,100  Prudential Financial, Inc.                                                                                63,000
             2,200  Torchmark Corp.                                                                                           91,894
            11,800  UnumProvident Corp.                                                                                      185,850
                                                                                                                             927,202
Machinery - Construction and Mining - 0.5%
            11,100  Caterpillar, Inc.                                                                                        423,687
             1,300  Terex Corp. *                                                                                             21,697
                                                                                                                             445,384
Machinery - Farm - 0.4%
             9,100  Deere & Co.                                                                                              350,896
Machinery - Pumps - 0.1%
               900  Flowserve Corp.                                                                                           51,228
Medical - Biomedical and Genetic - 0.9%
             1,100  Amgen, Inc. *                                                                                             65,879
             1,100  Biogen Idec, Inc. *                                                                                       46,805
             3,200  Celgene Corp. *                                                                                          205,632
             2,600  Genzyme Corp. *                                                                                          189,488
             6,200  Gilead Sciences, Inc. *                                                                                  284,270
                                                                                                                             792,074
Medical - Drugs - 3.4%
            12,100  Abbott Laboratories                                                                                      667,315
               700  Allergan, Inc.                                                                                            27,769
             5,500  Bristol-Myers Squibb Co.                                                                                 113,025
             2,300  Eli Lilly and Co.                                                                                         77,786
             3,700  Forest Laboratories, Inc. *                                                                               85,951
            15,100  King Pharmaceuticals, Inc. *                                                                             132,729
            46,500  Merck & Company, Inc.                                                                                  1,439,175
            13,400  Pfizer, Inc.                                                                                             237,314
             1,500  Wyeth                                                                                                     48,270
                                                                                                                           2,829,334
Medical - Generic Drugs - 0.2%
             1,100  Barr Pharmaceuticals, Inc. *                                                                              70,686
             6,500  Mylan Laboratories, Inc. *                                                                                55,705
               100  Watson Pharmaceuticals, Inc. *                                                                             2,617
                                                                                                                             129,008
Medical - HMO - 0.3%
             1,800  Aetna, Inc.                                                                                               44,766
            13,900  CIGNA Corp.                                                                                              226,570
               500  Humana, Inc. *                                                                                            14,795
                                                                                                                             286,131
Medical - Hospitals - 0.2%
            35,200  Tenet Healthcare Corp. *                                                                                 154,176
Medical - Wholesale Drug Distributors - 0%
               500  AmerisourceBergen Corp.                                                                                   15,635
               400  Cardinal Health, Inc.                                                                                     15,280
                                                                                                                              30,915
Medical Instruments - 0.5%
            22,700  Boston Scientific Corp. *                                                                                204,981
               400  Intuitive Surgical, Inc. *                                                                                69,116
             1,800  Medtronic, Inc.                                                                                           72,594
             1,200  St. Jude Medical, Inc. *                                                                                  45,636
                                                                                                                             392,327
Medical Labs and Testing Services - 0.1%
             2,000  Quest Diagnostics, Inc.                                                                                   93,600
Medical Products - 3.6%
            12,300  Baxter International, Inc.                                                                               744,027
             2,500  Becton, Dickinson and Co.                                                                                173,500
             5,500  Covidien, Ltd.                                                                                           243,595
             1,100  Hospira, Inc. *                                                                                           30,602
            14,700  Johnson & Johnson                                                                                        901,698
             9,700  Stryker Corp.                                                                                            518,562
             6,900  Varian Medical Systems, Inc. *                                                                           314,019
             2,600  Zimmer Holdings, Inc. *                                                                                  120,718
                                                                                                                           3,046,721
Metal - Aluminum - 0%
             2,700  Alcoa, Inc.                                                                                               31,077
Metal - Diversified - 0.1%
             1,621  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                            47,171
Metal Processors and Fabricators - 0.4%
             4,600  Precision Castparts Corp.                                                                                298,126
Multi-Line Insurance - 1.6%
             1,400  Allstate Corp.                                                                                            36,946
             4,900  American International Group, Inc. *                                                                       9,359
             7,900  Assurant, Inc.                                                                                           201,292
             1,100  Cincinnati Financial Corp.                                                                                28,589
            30,900  Loews Corp.                                                                                            1,026,189
             1,400  MetLife, Inc.                                                                                             46,508
                                                                                                                           1,348,883
Multimedia - 0.6%
             3,600  McGraw-Hill Companies, Inc.                                                                               96,624
            12,500  News Corporation, Inc. - Class A                                                                         133,000
             3,700  Time Warner, Inc.                                                                                         37,333
             3,300  Viacom, Inc. - Class B *                                                                                  66,726
             5,400  Walt Disney Co.                                                                                          139,860
                                                                                                                             473,543
Networking Products - 1.0%
            43,700  Cisco Systems, Inc. *                                                                                    776,549
             4,800  Juniper Networks, Inc. *                                                                                  89,952
                                                                                                                             866,501
Non-Hazardous Waste Disposal - 0.2%
            10,700  Allied Waste Industries, Inc.                                                                            111,494
             1,100  Waste Management, Inc.                                                                                    34,353
                                                                                                                             145,847
Oil - Field Services - 1.6%
             4,200  BJ Services Co.                                                                                           53,970
             3,500  Halliburton Co.                                                                                           69,265
             9,200  Schlumberger, Ltd. (U.S. Shares)                                                                         475,180
             5,400  Smith International, Inc.                                                                                186,192
             3,607  Transocean, Inc. *                                                                                       296,964
            13,300  Weatherford International, Ltd. *                                                                        224,504
                                                                                                                           1,306,075
Oil and Gas Drilling - 0.3%
             2,300  ENSCO International, Inc.                                                                                 87,423
             8,300  Nabors Industries, Ltd. *                                                                                119,354
               600  Noble Corp.                                                                                               19,326
                                                                                                                             226,103
Oil Companies - Exploration and Production - 3.7%
             8,900  Anadarko Petroleum Corp.                                                                                 314,170
             3,500  Apache Corp.                                                                                             288,155
             8,100  Cabot Oil & Gas Corp.                                                                                    227,367
             7,600  Chesapeake Energy Corp.                                                                                  166,972
             2,200  Devon Energy Corp.                                                                                       177,892
             5,200  EOG Resources, Inc.                                                                                      420,784
             1,100  Noble Energy, Inc.                                                                                        57,002
             8,200  Occidental Petroleum Corp.                                                                               455,428
             3,400  Pioneer Natural Resources Co.                                                                             94,622
             2,800  Questar Corp.                                                                                             96,488
             7,500  Range Resources Corp.                                                                                    316,650
             9,700  Southwestern Energy Co. *                                                                                345,514
             3,650  XTO Energy, Inc.                                                                                         131,218
                                                                                                                           3,092,262
Oil Companies - Integrated - 9.0%
            18,797  Chevron Corp.                                                                                          1,402,256
            14,000  ConocoPhillips                                                                                           728,280
            63,000  Exxon Mobil Corp.                                                                                      4,669,559
             3,600  Hess Corp.                                                                                               216,756
             9,140  Marathon Oil Corp.                                                                                       265,974
             5,300  Murphy Oil Corp.                                                                                         268,392
                                                                                                                           7,551,217
Oil Field Machinery and Equipment - 0.4%
               400  Cameron International Corp. *                                                                              9,704
             9,900  National-Oilwell Varco, Inc. *                                                                           295,911
                                                                                                                             305,615
Oil Refining and Marketing - 0%
             1,900  Valero Energy Corp.                                                                                       39,102
Pharmacy Services - 1.1%
             5,100  Express Scripts, Inc. - Class A *                                                                        309,111
            16,426  Medco Health Solutions, Inc. *                                                                           623,367
                                                                                                                             932,478
Property and Casualty Insurance - 0.3%
               600  Chubb Corp.                                                                                               31,092
            11,500  Progressive Corp.                                                                                        164,105
             1,300  Travelers Companies, Inc.                                                                                 55,315
                                                                                                                             250,512
Publishing - Newspapers - 0.1%
             4,500  New York Times Co. - Class A                                                                              45,000
Quarrying - 0.1%
             1,200  Vulcan Materials Co.                                                                                      65,136
Real Estate Management/Services - 0.1%
            11,500  CB Richard Ellis Group, Inc. - Class A *                                                                  80,615
REIT - Apartments - 0.6%
            12,730  Apartment Investment & Management Co. - Class A                                                          186,240
               300  Avalonbay Communities, Inc.                                                                               21,306
             8,500  Equity Residential                                                                                       296,905
                                                                                                                             504,451
REIT - Health Care - 0.5%
            14,000  HCP, Inc.                                                                                                419,020
REIT - Office Property - 0.2%
             2,800  Boston Properties, Inc.                                                                                  198,464
REIT - Regional Malls - 0.3%
             3,700  Simon Property Group, Inc.                                                                               248,011
REIT - Shopping Centers - 0.1%
               800  Developers Diversified Realty Corp.                                                                       10,536
             3,900  Kimco Realty Corp.                                                                                        88,062
                                                                                                                              98,598
REIT - Storage - 0.6%
             6,100  Public Storage                                                                                           497,150
REIT - Warehouse/Industrial - 0%
             2,700  ProLogis                                                                                                  37,800
Retail - Apparel and Shoe - 0.3%
             3,100  Abercrombie & Fitch Co. - Class A                                                                         89,776
             9,000  Gap, Inc.                                                                                                116,460
             1,300  Limited, Inc.                                                                                             15,574
             1,300  Nordstrom, Inc.                                                                                           23,517
                                                                                                                             245,327
Retail - Auto Parts - 0.2%
             1,500  AutoZone, Inc. *                                                                                         190,935
Retail - Automobile - 0%
             5,000  Auto Nation, Inc. *                                                                                       34,350
Retail - Bedding - 0.1%
             3,200  Bed Bath & Beyond, Inc. *                                                                                 82,464
Retail - Building Products - 0.5%
             9,200  Home Depot, Inc.                                                                                         217,028
             7,700  Lowe's Companies, Inc.                                                                                   167,090
                                                                                                                             384,118
Retail - Computer Equipment - 0.2%
             5,200  GameStop Corp. - Class A *                                                                               142,428
Retail - Consumer Electronics - 0.2%
             5,200  Best Buy Company, Inc.                                                                                   139,412
Retail - Discount - 1.2%
             4,200  Big Lots, Inc.*                                                                                          102,606
             2,200  Costco Wholesale Corp.                                                                                   125,422
             1,200  Family Dollar Stores, Inc.                                                                                32,292
             1,200  Target Corp.                                                                                              48,144
            11,700  Wal-Mart Stores, Inc.                                                                                    652,977
                                                                                                                             961,441
Retail - Drug Store - 0.5%
            14,954  CVS/Caremark Corp.                                                                                       458,340
Retail - Jewelry - 0.1%
             3,100  Tiffany & Co.                                                                                             85,095
Retail - Major Department Stores - 0.4%
            11,300  TJX Companies, Inc.                                                                                      302,388
Retail - Office Supplies - 0.4%
             3,900  Office Depot, Inc. *                                                                                      14,040
            18,000  Staples, Inc.                                                                                            349,740
                                                                                                                             363,780
Retail - Regional Department Stores - 0%
               600  Kohl's Corp. *                                                                                            21,078
Retail - Restaurants - 1.7%
            21,100  McDonald's Corp.                                                                                       1,222,323
             7,000  Yum! Brands, Inc.                                                                                        203,070
                                                                                                                           1,425,393
Rubber - Tires - 0.2%
            15,900  Goodyear Tire & Rubber Co.*                                                                              141,828
Savings/Loan/Thrifts - 0.8%
            36,500  Hudson City Bancorp, Inc.                                                                                686,565
Schools - 0.1%
             1,600  Apollo Group, Inc. - Class A *                                                                           111,216
Semiconductor Components/Integrated Circuits - 0.2%
             3,300  Analog Devices, Inc.                                                                                      70,488
             3,000  Linear Technology Corp.                                                                                   68,040
                                                                                                                             138,528
Semiconductor Equipment - 0.1%
             3,400  Applied Materials, Inc.                                                                                   43,894
            14,400  Teradyne, Inc. *                                                                                          73,440
                                                                                                                             117,334
Steel - Producers - 0.5%
             7,000  AK Steel Holding Corp.                                                                                    97,440
             4,500  Nucor Corp.                                                                                              182,295
             4,100  United States Steel Corp.                                                                                151,208
                                                                                                                             430,943
Super-Regional Banks - 2.3%
            39,654  Bank of America Corp.                                                                                    958,437
             1,500  Capital One Financial Corp.                                                                               58,680
               700  Comerica, Inc.                                                                                            19,313
             2,100  PNC Bank Corp.                                                                                           140,007
            13,400  U.S. Bancorp                                                                                             399,454
             1,800  Wachovia Corp.                                                                                            11,538
             9,600  Wells Fargo & Co.                                                                                        326,880
                                                                                                                           1,914,309
Telecommunication Equipment - 0%
             1,000  Harris Corp.                                                                                              35,950
Telecommunication Equipment - Fiber Optics - 0.3%
            22,500  Corning, Inc.                                                                                            243,675
Telephone - Integrated - 3.6%
           103,905  AT&T, Inc.                                                                                             2,781,537
             8,600  Verizon Communications, Inc.                                                                             255,162
                                                                                                                           3,036,699
Tobacco - 0.8%
            11,000  Altria Group, Inc.                                                                                       211,090
             8,800  Philip Morris International, Inc.                                                                        382,536
               500  UST, Inc.                                                                                                 33,795
                                                                                                                             627,421
Tools - Hand Held - 0.2%
             5,000  Snap-On, Inc.                                                                                            184,750
Toys - 0.5%
            11,000  Hasbro, Inc.                                                                                             319,770
             6,700  Mattel, Inc.                                                                                             100,634
                                                                                                                             420,404
Transportation - Railroad - 2.1%
             5,800  Burlington Northern Santa Fe Corp.                                                                       516,548
            11,100  CSX Corp.                                                                                                507,492
             4,700  Norfolk Southern Corp.                                                                                   281,718
             6,500  Union Pacific Corp.                                                                                      434,005
                                                                                                                           1,739,763
Transportation - Services - 0.8%
             5,200  C.H. Robinson Worldwide, Inc.                                                                            269,256
             2,300  Expeditors International of Washington, Inc.                                                              75,095
               300  FedEx Corp.                                                                                               19,611
             6,200  Ryder System, Inc.                                                                                       245,644
             1,900  United Parcel Service, Inc. - Class B                                                                    100,282
                                                                                                                             709,888
Web Portals/Internet Service Providers - 0.6%
             1,100  Google, Inc. - Class A*                                                                                  395,296
             7,300  Yahoo!, Inc.*                                                                                             93,586
                                                                                                                             488,882
Wireless Equipment - 0.4%
             9,700  QUALCOMM, Inc.                                                                                           371,122
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $103,677,287)                                                                                    83,550,189
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $103,677,287) - 100%                                                           $            83,550,189
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

Country                                                 Value    % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                    $        1,229,260               1.5%
Finland                                               316,290               0.4%
Netherlands Antilles                                  475,180               0.6%
Panama                                                 88,900               0.1%
United States                                      81,440,559              97.4%
--------------------------------------------------------------------------------
Total                                      $       83,550,189             100.0%
                                                   ==========             ======


Notes to Schedule of Investments (unaudited)

REIT        Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock
            Exchange.

*           Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                                Level 2 - Other Significant   Level 3 - Significant Unobservable
                                       Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser INTECH Risk-Managed
Core Fund                              $ 83,550,189                      $ -                       $ -
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.8%
Advertising Agencies - 0.1%
           152,100  Interpublic Group of Companies, Inc.*                                                               $    789,399
Aerospace and Defense - 1.0%
            33,400  Boeing Co.                                                                                             1,745,818
            75,700  Lockheed Martin Corp.                                                                                  6,438,285
             5,600  Northrop Grumman Corp.                                                                                   262,584
            10,200  Raytheon Co.                                                                                             521,322
                                                                                                                           8,968,009
Aerospace and Defense - Equipment - 0.4%
             1,100  Alliant Techsystems, Inc.*                                                                                90,640
            60,700  B.F. Goodrich Co.                                                                                      2,219,192
            27,900  United Technologies Corp.                                                                              1,533,384
                                                                                                                           3,843,216
Agricultural Chemicals - 1.4%
            11,000  CF Industries Holdings, Inc.                                                                             706,090
            77,400  Monsanto Co.                                                                                           6,887,052
           139,700  Mosaic Co.                                                                                             5,505,577
                                                                                                                          13,098,719
Apparel Manufacturers - 0.1%
             9,900  Coach, Inc.*                                                                                             203,940
            14,200  Polo Ralph Lauren Corp.                                                                                  669,814
                                                                                                                             873,754
Applications Software - 5.1%
           104,300  Compuware Corp.*                                                                                         665,434
            11,100  Intuit, Inc.*                                                                                            278,166
         1,870,300  Microsoft Corp.                                                                                       41,763,799
            55,500  Red Hat, Inc.*                                                                                           738,705
           157,000  Salesforce.com, Inc.*                                                                                  4,860,720
                                                                                                                          48,306,824
Athletic Footwear - 0.7%
           108,500  NIKE, Inc. - Class B                                                                                   6,252,855
Automotive - Truck Parts and Equipment - Original - 0.1%
            53,500  Borg-Warner Automotive, Inc.                                                                           1,202,145
Beverages - Non-Alcoholic - 5.0%
           650,600  Coca-Cola Co.                                                                                         28,665,436
           320,700  PepsiCo, Inc.                                                                                         18,283,107
                                                                                                                          46,948,543
Beverages - Wine and Spirits - 0.3%
            30,000  Brown-Forman Corp. - Class B                                                                           1,362,000
            46,600  Central Euro Distribution*                                                                             1,341,614
                                                                                                                           2,703,614
Brewery - 0.2%
            26,200  Anheuser-Busch Companies, Inc.                                                                         1,625,186
Broadcast Services and Programming - 0.2%
           106,400  Liberty Global, Inc. - Class A*                                                                        1,754,536
Building Products - Air and Heating - 0%
            14,100  Lennox International, Inc.                                                                               420,462
Cable Television - 0.2%
            12,900  Comcast Corp. - Class A                                                                                  203,304
            91,400  DIRECTV Group, Inc.*                                                                                   2,000,746
                                                                                                                           2,204,050
Casino Hotels - 0%
             5,900  Wynn Resorts, Ltd.*                                                                                      356,360
Casino Services - 0%
            20,600  International Game Technology                                                                            288,400
Cellular Telecommunications - 0%
             1,400  MetroPCS Communications, Inc.*                                                                            19,236
Chemicals - Diversified - 0.1%
            30,100  Celanese Corp. - Class A                                                                                 417,186
            17,300  FMC Corp.                                                                                                753,242
             2,900  Rohm & Haas Co.                                                                                          204,015
                                                                                                                           1,374,443
Chemicals - Specialty - 0.3%
             6,100  Ecolab, Inc.                                                                                             227,286
            70,300  Sigma-Aldrich Corp.                                                                                    3,083,358
                                                                                                                           3,310,644
Coal - 2.3%
           133,600  Alpha Natural Resources, Inc.*                                                                         4,778,872
            67,500  Arch Coal, Inc.                                                                                        1,445,175
           110,000  CONSOL Energy, Inc.                                                                                    3,452,900
            48,900  Foundation Coal Holdings, Inc.                                                                         1,015,164
           119,300  Massey Energy Co.                                                                                      2,754,637
           222,000  Patriot Coal Corp.*                                                                                    3,514,260
            10,100  Peabody Energy Corp.                                                                                     348,551
           113,700  Walter Industries, Inc.                                                                                4,405,875
                                                                                                                          21,715,434
Commercial Services - 0.1%
            36,200  Iron Mountain, Inc.*                                                                                     878,936
Commercial Services - Finance - 2.3%
            15,500  Equifax, Inc.                                                                                            404,240
            23,100  Global Payments, Inc.                                                                                    935,781
           146,100  H&R Block, Inc.                                                                                        2,881,092
            72,600  MasterCard, Inc. - Class A                                                                            10,731,732
            94,900  Visa, Inc. A-Shares                                                                                    5,252,715
           126,200  Western Union Co.                                                                                      1,925,812
                                                                                                                          22,131,372
Computer Aided Design - 0.1%
            29,800  Ansys, Inc.                                                                                              853,174
Computer Services - 0.2%
            42,900  Affiliated Computer Services, Inc. - Class A*                                                          1,758,900
             3,400  IHS, Inc. - Class A*                                                                                     120,326
                                                                                                                           1,879,226
Computers - 6.7%
           139,800  Apple, Inc.*                                                                                          15,041,082
           506,900  Hewlett-Packard Co.                                                                                   19,404,132
           316,000  IBM Corp.                                                                                             29,378,520
                                                                                                                          63,823,734
Computers - Integrated Systems - 0%
            45,600  Brocade Communications Systems, Inc.*                                                                    171,912
             8,200  NCR Corp.*                                                                                               149,896
                                                                                                                             321,808
Computers - Memory Devices - 0.5%
             8,900  EMC Corp.*                                                                                               104,842
           279,600  Western Digital Corp.*                                                                                 4,613,400
                                                                                                                           4,718,242
Consulting Services - 0.3%
            46,300  Accenture, Ltd. - Class A                                                                              1,530,215
            17,100  FTI Consulting, Inc.*                                                                                    996,075
                                                                                                                           2,526,290
Consumer Products - Miscellaneous - 0%
             1,200  Kimberly-Clark Corp.                                                                                      73,548
Containers - Metal and Glass - 0.5%
            12,500  Ball Corp.                                                                                               427,500
            82,500  Crown Holdings, Inc.*                                                                                  1,664,850
            12,400  Greif, Inc.                                                                                              503,192
           107,400  Owens-Illinois, Inc.*                                                                                  2,457,312
                                                                                                                           5,052,854
Cosmetics and Toiletries - 3.1%
            16,600  Alberto-Culver Co.                                                                                       427,118
            25,700  Avon Products, Inc.                                                                                      638,131
           146,800  Colgate-Palmolive Co.                                                                                  9,213,168
            22,500  Estee Lauder Companies, Inc. - Class A                                                                   810,900
           288,234  Procter & Gamble Co.                                                                                  18,602,622
                                                                                                                          29,691,939
Data Processing and Management - 0.1%
            65,800  Broadridge Financial Solutions, Inc.                                                                     796,180
             3,800  Dun & Bradstreet Corp.                                                                                   280,022
             6,600  Fiserv, Inc.*                                                                                            220,176
                                                                                                                           1,296,378
Decision Support Software - 0%
             9,100  MSCI, Inc.*                                                                                              156,884
Dental Supplies and Equipment - 0.4%
           122,700  Dentsply International, Inc.                                                                           3,727,626
Diagnostic Kits - 0%
             6,600  IDEXX Laboratories, Inc.*                                                                                232,254
Disposable Medical Products - 0.3%
            26,900  C.R. Bard, Inc.                                                                                        2,373,925
Distribution/Wholesale - 0.2%
            39,900  Fastenal Co.                                                                                           1,606,374
            65,600  LKQ Corp.*                                                                                               750,464
                                                                                                                           2,356,838
Diversified Financial Services - 0%
             2,400  IntercontinentalExchange, Inc.*                                                                          205,344
Diversified Operations - 2.7%
            53,900  3M Co.                                                                                                 3,465,770
            79,600  Brink's Co.                                                                                            3,859,804
            47,700  Dover Corp.                                                                                            1,515,429
             1,000  Eaton Corp.                                                                                               44,600
            45,300  Harsco Corp.                                                                                           1,072,251
           294,900  Honeywell International, Inc.                                                                          8,979,705
             3,000  ITT Corp.                                                                                                133,500
            22,300  Parker Hannifin Corp.                                                                                    864,571
            29,200  SPX Corp.                                                                                              1,131,208
            71,300  Textron, Inc.                                                                                          1,262,010
           129,400  Tyco International, Ltd.                                                                               3,271,232
                                                                                                                          25,600,080
E-Commerce/Products - 0.6%
            97,700  Amazon.com, Inc.*                                                                                      5,592,348
E-Commerce/Services - 0.1%
            16,400  Priceline.com, Inc.*                                                                                     863,132
Electric - Integrated - 1.4%
             2,700  Allegheny Energy, Inc.                                                                                    81,405
            37,300  Constellation Energy Group, Inc.                                                                         903,033
            19,000  Entergy Corp.                                                                                          1,482,950
            21,900  Exelon Corp.                                                                                           1,187,856
           239,700  PPL Corp.                                                                                              7,866,954
            58,400  Public Service Enterprise Group, Inc.                                                                  1,643,960
                                                                                                                          13,166,158
Electric Products - Miscellaneous - 0.5%
            63,700  AMETEK, Inc.                                                                                           2,118,025
            79,400  Emerson Electric Co.                                                                                   2,598,762
                                                                                                                           4,716,787
Electronic Components - Semiconductors - 1.3%
            24,400  Altera Corp.                                                                                             423,340
           485,700  Intel Corp.                                                                                            7,771,200
            45,200  LSI Corp.*                                                                                               174,020
             4,400  MEMC Electronic Materials, Inc.*                                                                          80,872
            57,800  Microchip Technology, Inc.                                                                             1,423,614
            16,700  Rambus, Inc.*                                                                                            152,805
            26,000  Texas Instruments, Inc.                                                                                  508,560
            98,300  Xilinx, Inc.                                                                                           1,810,686
                                                                                                                          12,345,097
Electronic Connectors - 0.2%
            67,800  Amphenol Corp. - Class A                                                                               1,942,470
Electronic Measuring Instruments - 0.2%
            50,800  FLIR Systems, Inc.*                                                                                    1,630,680
             2,900  Itron, Inc.*                                                                                             140,592
                                                                                                                           1,771,272
Electronics - Military - 0.3%
            36,600  L-3 Communications Holdings, Inc.                                                                      2,970,822
Energy - Alternate Sources - 0.7%
            46,600  First Solar, Inc.*                                                                                     6,696,420
Engineering - Research and Development Services - 0.8%
           102,600  Fluor Corp.                                                                                            4,096,818
            43,000  Foster Wheeler, Ltd.*                                                                                  1,178,200
            70,600  Jacobs Engineering Group, Inc.*                                                                        2,571,958
                                                                                                                           7,846,976
Engines - Internal Combustion - 0.1%
            22,500  Cummins, Inc.                                                                                            581,625
Enterprise Software/Services - 1.0%
            69,200  BMC Software, Inc.*                                                                                    1,786,744
           398,144  Oracle Corp.*                                                                                          7,282,054
                                                                                                                           9,068,798
Entertainment Software - 0.4%
           315,000  Activision, Inc.*                                                                                      3,924,900
Fiduciary Banks - 0.4%
            60,700  Northern Trust Corp.                                                                                   3,418,017
            13,800  State Street Corp.                                                                                       598,230
                                                                                                                           4,016,247
Filtration and Separations Products - 0.2%
            34,000  Donaldson Company, Inc.                                                                                1,195,100
             9,600  Pall Corp.                                                                                               253,536
                                                                                                                           1,448,636
Finance - Investment Bankers/Brokers - 0.2%
            56,100  Charles Schwab Corp.                                                                                   1,072,632
            34,700  Investment Technology Group*                                                                             708,227
                                                                                                                           1,780,859
Finance - Other Services - 0.1%
               175  CME Group, Inc.                                                                                           49,376
            40,500  Nasdaq Stock Market, Inc.*                                                                             1,314,630
                                                                                                                           1,364,006
Food - Meat Products - 0%
            18,900  Tyson Foods, Inc. - Class A                                                                              165,186
Food - Miscellaneous/Diversified - 0.3%
             9,300  General Mills, Inc.                                                                                      629,982
            24,600  H.J. Heinz Co.                                                                                         1,077,972
            22,000  Kellogg Co.                                                                                            1,109,240
            11,100  McCormick & Company, Inc.                                                                                373,626
                                                                                                                           3,190,820
Food - Retail - 0%
             7,800  Kroger Co.                                                                                               214,188
Forestry - 0%
             5,700  Plum Creek Timber Company, Inc.                                                                          212,496
Gold Mining - 0.1%
            20,100  Newmont Mining Corp.                                                                                     529,434
Hazardous Waste Disposal - 0.3%
            42,400  Stericycle, Inc.*                                                                                      2,477,432
Hotels and Motels - 0%
            15,300  Starwood Hotels & Resorts Worldwide, Inc.                                                                344,862
Human Resources - 0.4%
           146,600  Hewitt Associates, Inc. - Class A*                                                                     4,088,674
Independent Power Producer - 0.2%
            83,000  Calpine Corp.*                                                                                           971,100
            26,000  NRG Energy, Inc.*                                                                                        604,500
                                                                                                                           1,575,600
Industrial Audio and Video Products - 0.2%
            45,800  Dolby Laboratories, Inc.*                                                                              1,445,906
Industrial Gases - 0.7%
            56,200  Air Products and Chemicals, Inc.                                                                       3,266,906
            50,300  Praxair, Inc.                                                                                          3,277,045
                                                                                                                           6,543,951
Instruments - Scientific - 0.1%
            10,500  Applera Corp. - Applied Biosystems Group                                                                 323,715
            21,400  PerkinElmer, Inc.                                                                                        383,916
             5,500  Thermo Fisher Scientific, Inc.*                                                                          223,300
                                                                                                                             930,931
Internet Security - 0.3%
            13,100  McAfee, Inc.*                                                                                            426,405
            96,600  VeriSign, Inc.*                                                                                        2,047,920
                                                                                                                           2,474,325
Investment Management and Advisory Services - 0.8%
            24,700  BlackRock, Inc.                                                                                        3,244,098
            34,500  Federated Investors, Inc. - Class B                                                                      834,900
            17,900  T. Rowe Price Group, Inc.                                                                                707,766
           169,600  Waddell & Reed Financial, Inc. - Class A                                                               2,462,592
                                                                                                                           7,249,356
Life and Health Insurance - 0.7%
           144,000  AFLAC, Inc.                                                                                            6,376,320
Machinery - Construction and Mining - 1.1%
            79,000  Bucyrus International, Inc.                                                                            1,906,270
           188,700  Caterpillar, Inc.                                                                                      7,202,679
            42,200  Joy Global, Inc.                                                                                       1,222,956
                                                                                                                          10,331,905
Machinery - Farm - 0.5%
             1,400  AGCO Corp.*                                                                                               44,128
           118,600  Deere & Co.                                                                                            4,573,216
                                                                                                                           4,617,344
Machinery - General Industrial - 0.1%
            24,300  Idex Corp.                                                                                               563,274
               500  Roper Industries, Inc.                                                                                    22,675
                                                                                                                             585,949
Machinery - Print Trade - 0.1%
            31,900  Zebra Technologies Corp.*                                                                                645,656
Machinery - Pumps - 0.5%
            67,100  Flowserve Corp.                                                                                        3,819,332
            25,700  Graco, Inc.                                                                                              635,561
                                                                                                                           4,454,893
Medical - Biomedical and Genetic - 2.2%
             9,800  Biogen Idec, Inc.*                                                                                       416,990
            44,500  Celgene Corp.*                                                                                         2,859,570
            24,200  Charles River Laboratories International, Inc.*                                                          867,086
            30,600  Genentech, Inc.*                                                                                       2,537,964
            41,200  Genzyme Corp.*                                                                                         3,002,656
           115,900  Gilead Sciences, Inc.*                                                                                 5,314,015
           107,100  Illumina, Inc.*                                                                                        3,301,893
            15,900  ImClone Systems, Inc.*                                                                                 1,093,284
            21,300  Invitrogen Corp.*                                                                                        613,227
            19,200  Vertex Pharmaceuticals, Inc.*                                                                            503,232
                                                                                                                          20,509,917
Medical - Drugs - 2.5%
           275,200  Abbott Laboratories                                                                                   15,177,280
            52,900  Bristol-Myers Squibb Co.                                                                               1,087,095
             3,400  Cephalon, Inc.*                                                                                          243,848
           222,700  Merck & Company, Inc.                                                                                  6,892,565
                                                                                                                          23,400,788
Medical - Generic Drugs - 0.4%
             4,100  Barr Pharmaceuticals, Inc.*                                                                              263,466
           111,300  Perrigo Co.                                                                                            3,784,200
                                                                                                                           4,047,666
Medical - HMO - 0%
             5,900  Aetna, Inc.                                                                                              146,733
             6,500  WellCare Health Plans, Inc.*                                                                             157,105
                                                                                                                             303,838
Medical - Hospitals - 0.3%
            26,400  Community Health Care Corp.*                                                                             541,200
           422,200  Tenet Healthcare Corp.*                                                                                1,849,236
                                                                                                                           2,390,436
Medical Instruments - 1.2%
           142,000  Boston Scientific Corp.*                                                                               1,282,260
            20,700  Edwards Lifesciences Corp.*                                                                            1,093,788
            18,600  Intuitive Surgical, Inc.*                                                                              3,213,894
            57,100  Medtronic, Inc.                                                                                        2,302,843
            11,500  St. Jude Medical, Inc.*                                                                                  437,345
            39,100  Techne Corp.                                                                                           2,698,682
                                                                                                                          11,028,812
Medical Labs and Testing Services - 0.7%
            87,000  Covance, Inc.*                                                                                         4,350,000
             3,200  Laboratory Corporation of America Holdings*                                                              196,768
            37,600  Quest Diagnostics, Inc.                                                                                1,759,680
                                                                                                                           6,306,448
Medical Products - 3.0%
           193,400  Baxter International, Inc.                                                                            11,698,766
            34,900  Becton, Dickinson and Co.                                                                              2,422,060
            11,400  Henry Schein, Inc.*                                                                                      533,634
            13,700  Hospira, Inc.*                                                                                           381,134
            77,500  Johnson & Johnson                                                                                      4,753,850
            96,200  Stryker Corp.                                                                                          5,142,852
            62,600  Varian Medical Systems, Inc.*                                                                          2,848,926
             6,200  Zimmer Holdings, Inc.*                                                                                   287,866
                                                                                                                          28,069,088
Metal - Aluminum - 0.1%
           101,000  Alcoa, Inc.                                                                                            1,162,510
Metal - Copper - 0%
            11,800  Southern Copper Corp.                                                                                    171,808
Metal - Iron - 0.5%
           164,700  Cleveland-Cliffs, Inc.                                                                                 4,445,253
Metal Processors and Fabricators - 0.4%
            56,600  Precision Castparts Corp.                                                                              3,668,246
Miscellaneous Manufacturing - 0%
             6,800  Aptargroup, Inc.                                                                                         206,176
Motion Pictures and Services - 0%
             8,300  DreamWorks Animation SKG, Inc. - Class A*                                                                233,230
Multimedia - 0.1%
            26,300  Liberty Media Corp. - Entertainment - Class A*                                                           423,430
             8,100  McGraw-Hill Companies, Inc.                                                                              217,404
             9,500  Viacom, Inc. - Class B*                                                                                  192,090
             7,700  Walt Disney Co.                                                                                          199,430
                                                                                                                           1,032,354
Networking Products - 1.6%
           867,800  Cisco Systems, Inc.*                                                                                  15,420,806
             4,300  Juniper Networks, Inc.*                                                                                   80,582
                                                                                                                          15,501,388
Non-Hazardous Waste Disposal - 0.3%
            82,500  Republic Services, Inc.                                                                                1,955,250
            19,200  Waste Management, Inc.                                                                                   599,616
                                                                                                                           2,554,866
Oil - Field Services - 3.8%
            35,800  Halliburton Co.                                                                                          708,482
            28,200  Oil States International, Inc.*                                                                          652,266
           378,200  Schlumberger, Ltd. (U.S. Shares)                                                                      19,534,030
            61,800  Smith International, Inc.                                                                              2,130,864
            60,200  Superior Energy Services, Inc.*                                                                        1,283,464
           101,285  Transocean, Inc.*                                                                                      8,338,794
           183,500  Weatherford International, Ltd.*                                                                       3,097,480
                                                                                                                          35,745,380
Oil and Gas Drilling - 0.7%
             7,300  Diamond Offshore Drilling, Inc.                                                                          648,240
            27,400  ENSCO International, Inc.                                                                              1,041,474
            59,300  Nabors Industries, Ltd.*                                                                                 852,734
           136,600  Patterson-UTI Energy, Inc.                                                                             1,812,682
            32,500  Pride International, Inc.*                                                                               610,675
            42,300  Unit Corp.*                                                                                            1,587,942
                                                                                                                           6,553,747
Oil Companies - Exploration and Production - 5.2%
            80,100  Cabot Oil & Gas Corp.                                                                                  2,248,407
            47,300  Chesapeake Energy Corp.                                                                                1,039,181
            35,600  Continental Resources, Inc.*                                                                           1,153,084
            90,900  Denbury Resources, Inc.*                                                                               1,155,339
            30,700  Encore Acquisition Co.*                                                                                  956,305
            90,000  EOG Resources, Inc.                                                                                    7,282,800
            71,400  Equitable Resources, Inc.                                                                              2,478,294
           154,500  Mariner Energy, Inc.*                                                                                  2,223,255
             4,100  Noble Energy, Inc.                                                                                       212,462
           207,500  Occidental Petroleum Corp.                                                                            11,524,550
            96,600  Petrohawk Energy Corp.*                                                                                1,830,570
            66,900  Plains Exploration & Production Co.*                                                                   1,886,580
            10,500  Questar Corp.                                                                                            361,830
           189,800  Quicksilver Resources, Inc.*                                                                           1,987,206
            99,200  Range Resources Corp.                                                                                  4,188,224
            48,500  Sandridge Energy, Inc.*                                                                                  518,950
           139,400  Southwestern Energy Co.*                                                                               4,965,428
             4,900  St. Mary Land & Exploration Co.                                                                          121,961
            52,400  Whitting Petroleum Corp.*                                                                              2,724,276
             9,200  XTO Energy, Inc.                                                                                         330,740
                                                                                                                          49,189,442
Oil Companies - Integrated - 2.1%
           156,900  Exxon Mobil Corp.                                                                                     11,629,428
            98,000  Hess Corp.                                                                                             5,900,580
            37,900  Murphy Oil Corp.                                                                                       1,919,256
                                                                                                                          19,449,264
Oil Field Machinery and Equipment - 0.4%
            45,300  FMC Technologies, Inc.*                                                                                1,585,047
            78,200  National-Oilwell Varco, Inc.*                                                                          2,337,398
                                                                                                                           3,922,445
Pharmacy Services - 1.8%
            96,400  Express Scripts, Inc. - Class A*                                                                       5,842,804
           300,666  Medco Health Solutions, Inc.*                                                                         11,410,275
                                                                                                                          17,253,079
Physical Practice Management - 0.1%
            21,100  Pediatrix Medical Group, Inc.*                                                                           815,515
Property and Casualty Insurance - 0%
             6,100  Philadelphia Consolidated Holding Corp.*                                                                 356,789
Publishing - Books - 0.1%
            16,300  John Wiley & Sons, Inc. - Class A                                                                        566,914
Radio - 0%
           302,540  Sirius Satellite Radio, Inc.*                                                                            102,259
Real Estate Operating/Development - 0.4%
           120,600  St. Joe Co.*                                                                                           3,728,952
REIT - Apartments - 0.2%
            55,400  Apartment Investment & Management Co. - Class A                                                          810,502
             8,700  Essex Property Trust, Inc.                                                                               846,510
                                                                                                                           1,657,012
REIT - Diversified - 0%
             7,700  Digital Realty Trust, Inc.                                                                               257,796
REIT - Health Care - 0.4%
            39,000  HCP, Inc.                                                                                              1,167,270
            19,500  Heath Care REIT, Inc.                                                                                    867,945
            10,300  Nationwide Health Properties, Inc.                                                                       307,352
            40,400  Ventas, Inc.                                                                                           1,456,824
                                                                                                                           3,799,391
REIT - Regional Malls - 0.4%
            46,600  Simon Property Group, Inc.                                                                             3,123,598
            24,100  Taubman Centers, Inc.                                                                                    800,602
                                                                                                                           3,924,200
Research and Development - 0.2%
            67,100  Pharmaceutical Product Development, Inc.                                                               2,078,758
Retail - Apparel and Shoe - 1.0%
            17,200  Abercrombie & Fitch Co. - Class A                                                                        498,112
            17,400  Gap, Inc.                                                                                                225,156
            48,400  Hanesbrands, Inc.*                                                                                       845,548
             7,200  Phillips-Van Heusen Corp.                                                                                176,472
           124,700  Ross Stores, Inc.                                                                                      4,076,443
           169,700  Urban Outfitters, Inc.*                                                                                3,689,278
                                                                                                                           9,511,009
Retail - Auto Parts - 0.2%
            30,500  Advance Auto Parts, Inc.                                                                                 951,600
            10,600  AutoZone, Inc.*                                                                                        1,349,274
                                                                                                                           2,300,874
Retail - Automobile - 0.4%
           121,300  Copart, Inc.*                                                                                          4,233,370
Retail - Bedding - 0%
             7,500  Bed Bath & Beyond, Inc.*                                                                                 193,275
Retail - Building Products - 0%
            10,200  Lowe's Companies, Inc.                                                                                   221,340
Retail - Catalog Shopping - 0.1%
            29,500  MSC Industrial Direct Company, Inc. - Class A                                                          1,057,870
Retail - Computer Equipment - 0.4%
           141,600  GameStop Corp. - Class A*                                                                              3,878,424
Retail - Consumer Electronics - 0.1%
            27,700  Best Buy Company, Inc.                                                                                   742,637
Retail - Discount - 2.0%
            63,900  Big Lots, Inc.*                                                                                        1,561,077
            66,500  Costco Wholesale Corp.                                                                                 3,791,165
            29,000  Dollar Tree Stores, Inc.*                                                                              1,102,580
             7,100  Family Dollar Stores, Inc.                                                                               191,061
             1,700  Target Corp.                                                                                              68,204
           214,200  Wal-Mart Stores, Inc.                                                                                 11,954,502
                                                                                                                          18,668,589
Retail - Drug Store - 0.9%
           266,846  CVS/Caremark Corp.                                                                                     8,178,830
Retail - Major Department Stores - 0.4%
           148,300  TJX Companies, Inc.                                                                                    3,968,508
Retail - Office Supplies - 0.3%
           165,300  Staples, Inc.                                                                                          3,211,779
Retail - Restaurants - 1.6%
            73,700  Burger King Holdings, Inc.                                                                             1,465,156
           168,900  McDonald's Corp.                                                                                       9,784,377
            26,200  Panera Bread Company - Class A*                                                                        1,182,144
           107,900  Yum! Brands, Inc.                                                                                      3,130,179
                                                                                                                          15,561,856
Retail - Sporting Goods - 0%
            14,500  Dick's Sporting Goods, Inc.*                                                                             222,140
Rubber - Tires - 0%
            14,700  Goodyear Tire & Rubber Co.*                                                                              131,124
Savings/Loan/Thrifts - 0.6%
           278,500  Hudson City Bancorp, Inc.                                                                              5,238,585
Schools - 0.2%
            10,200  Apollo Group, Inc. - Class A*                                                                            709,002
            18,500  DeVry, Inc.                                                                                            1,048,765
             2,100  Strayer Education, Inc.                                                                                  475,167
                                                                                                                           2,232,934
Semiconductor Components/Integrated Circuits - 0.2%
            33,200  Analog Devices, Inc.                                                                                     709,152
            39,000  Linear Technology Corp.                                                                                  884,520
                                                                                                                           1,593,672
Semiconductor Equipment - 0.1%
            64,400  Applied Materials, Inc.                                                                                  831,404
            84,000  Teradyne, Inc.*                                                                                          428,400
                                                                                                                           1,259,804
Soap and Cleaning Preparations - 0.3%
            45,400  Church & Dwight Company, Inc.                                                                          2,682,686
Steel - Producers - 0.9%
           187,900  AK Steel Holding Corp.                                                                                 2,615,568
            33,600  Nucor Corp.                                                                                            1,361,136
            89,300  Steel Dynamics, Inc.                                                                                   1,064,456
            95,000  United States Steel Corp.                                                                              3,503,600
                                                                                                                           8,544,760
Steel Pipe and Tube - 0%
             3,800  Valmont Industries                                                                                       208,164
Telecommunication Equipment - 0%
             2,300  CommScope, Inc.*                                                                                          33,833
Telecommunication Equipment - Fiber Optics - 0.2%
           145,700  Corning, Inc.                                                                                          1,577,931
Therapeutics - 0.2%
           104,600  BioMarin Pharmaceutical, Inc.*                                                                         1,916,272
Tobacco - 1.5%
           149,600  Altria Group, Inc.                                                                                     2,870,824
           265,100  Philip Morris International, Inc.                                                                     11,523,897
                                                                                                                          14,394,721
Toys - 0.3%
            94,800  Hasbro, Inc.                                                                                           2,755,836
Transportation - Equipment and Leasing - 0%
             5,600  GATX Corp.                                                                                               159,880
Transportation - Marine - 0.6%
            60,700  Frontline, Ltd.                                                                                        1,930,260
           103,800  Kirby Corp.*                                                                                           3,562,416
                                                                                                                           5,492,676
Transportation - Railroad - 3.3%
            74,600  Burlington Northern Santa Fe Corp.                                                                     6,643,876
           225,500  CSX Corp.                                                                                             10,309,860
           116,500  Kansas City Southern*                                                                                  3,596,355
            47,200  Norfolk Southern Corp.                                                                                 2,829,168
           121,300  Union Pacific Corp.                                                                                    8,099,201
                                                                                                                          31,478,460
Transportation - Services - 0.8%
            62,200  C.H. Robinson Worldwide, Inc.                                                                          3,220,716
            11,400  Expeditors International of Washington, Inc.                                                             372,210
            45,100  Ryder System, Inc.                                                                                     1,786,862
            29,500  United Parcel Service, Inc. - Class B                                                                  1,557,010
            20,100  UTi Worldwide, Inc. (U.S. Shares)                                                                        236,376
                                                                                                                           7,173,174
Transportation - Truck - 0.7%
            14,800  Con-Way, Inc.                                                                                            503,792
           117,000  J.B. Hunt Transport Services, Inc.                                                                     3,326,310
            70,300  Landstar System, Inc.                                                                                  2,712,877
                                                                                                                           6,542,979
Vitamins and Nutrition Products - 0.1%
            20,400  Herbalife, Ltd.                                                                                          498,372
             8,300  NBTY, Inc.*                                                                                              193,971
                                                                                                                             692,343
Web Portals/Internet Service Providers - 1.7%
            32,100  Google, Inc. - Class A*                                                                               11,535,456
            51,000  Sohu.com, Inc.*                                                                                        2,801,940
           104,800  Yahoo!, Inc.*                                                                                          1,343,536
                                                                                                                          15,680,932
Wireless Equipment - 0.7%
             1,400  Crown Castle International Corp.*                                                                         29,638
           165,900  QUALCOMM, Inc.                                                                                         6,347,334
                                                                                                                           6,376,972
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,217,195,420)                                                                                 935,060,068
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.2%
        11,324,000  Janus Institutional Money Market Fund - Institutional Shares, 1.09%                                   11,324,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $11,324,000)                                                                                    11,324,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,228,519,420) - 100%                                                                    $946,384,068
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                     $       11,860,121              1.3%
Cayman Islands                                       8,837,166              0.9%
Netherlands                                         19,534,030              2.1%
United States++                                    905,916,375             95.7%
Virgin Islands (British)                               236,376                0%
--------------------------------------------------------------------------------
Total                                       $      946,384,068            100.0%
                                            ==================            ======

++ Includes Short-Term Securities and Other Securities (94.5% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*             Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                                                  Level 2 - Other             Level 3 -
                                                                                  Significant Observable      Significant
                                                         Level 1 - Quoted Prices  Inputs                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser INTECH Risk-Managed Growth Fund                  $           935,060,068  $           11,324,000      $    -
---------------------------------------------------------------------------------------------------------------------------------

Janus Adviser INTECH Risk-Managed International Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.3%
Advertising Services - 0.1%
               273  Publicis Groupe                                                                                       $    6,150
Aerospace and Defense - 0.5%
               390  BAE Systems PLC                                                                                            2,191
               606  Finmeccanica Spa                                                                                           7,515
               469  Thaes S.A.                                                                                                18,824
                                                                                                                              28,530
Aerospace and Defense - Equipment - 0.3%
             5,709  Cobham Plc.                                                                                               17,281
                43  Zodiac S.A.                                                                                                1,682
                                                                                                                              18,963
Agricultural Chemicals - 1.3%
             7,500  Incitec Pivot Limited                                                                                     20,371
               162  Syngenta A.G.                                                                                             30,224
             1,360  Yara International A.S.A.                                                                                 28,417
                                                                                                                              79,012
Airlines - 0.2%
               920  Deutsche Lufthansa A.G.                                                                                   12,982
               340  Singapore Airlines, Ltd.                                                                                   2,566
                                                                                                                              15,548
Airport Development - Maintenance - 0%
                34  Fraport AG                                                                                                 1,105
Apparel Manufacturers - 0.7%
               461  Billabong International, Ltd.                                                                              3,676
               271  Burberry Group PLC                                                                                         1,200
                18  Christian Dior SA                                                                                          1,091
               249  Hermes International                                                                                      32,187
             1,000  Onward Holdings Co. Ltd.                                                                                   7,248
                                                                                                                              45,402
Appliances - 0%
               200  Electrolux                                                                                                 1,840
Applications Software - 0.1%
             1,132  Sage Group, Plc.                                                                                           3,154
Athletic Footwear - 0.3%
               458  Adidas - Salomon A.G.                                                                                     15,796
Audio and Video Products - 0.5%
             2,000  Matsushita Electric Industry                                                                              31,105
Automotive - Cars and Light Trucks - 1.9%
             1,000  Daihatsu Motor Co. Ltd.                                                                                    7,430
               700  Honda Motor Co. Ltd.                                                                                      17,389
             4,000  Mazda Motor Corp.                                                                                          9,061
               900  Toyota Motor Corp.                                                                                        35,487
                87  Volkswagen A.G.                                                                                           52,807
                                                                                                                             122,174
Automotive - Medium and Heavy Duty Trucks - 0%
               100  Scania A.B.                                                                                                  822
Automotive - Truck Parts and Equipment - Original - 0.2%
               482  GKN PLC                                                                                                      930
               200  Stanley Electric Company, Ltd.                                                                             2,596
               463  Valeo S.A.                                                                                                 8,043
                                                                                                                              11,569
Beverages - Non-Alcoholic - 0.1%
               676  Coca-Cola Amatil, Ltd.                                                                                     3,625
                98  Coca-Cola Hellenic Bottling Company S.A.                                                                   1,375
               100  Coca-Cola West Holdings Company                                                                            2,000
                                                                                                                               7,000
Beverages - Wine and Spirits - 0.2%
               475  Diageo PLC                                                                                                 7,274
                98  Pernod Ricard S.A.                                                                                         6,384
                                                                                                                              13,658
Bicycle Manufacturing - 0.2%
               500  Shimano, Inc.                                                                                             14,583
Brewery - 0.6%
               300  Asahi Breweries, Ltd.                                                                                      5,004
               125  Carlsberg A/S - Class B                                                                                    4,950
               682  Foster's Group, Ltd.                                                                                       2,599
               311  Heineken N.V.                                                                                             10,493
             1,605  Lion Nathan, Ltd.                                                                                          9,404
               238  SABMiller PLC                                                                                              3,791
                                                                                                                              36,241
Building - Heavy Construction - 0.2%
               301  ACS, Actividades de Construccion y Servicios S.A.                                                         11,161
                41  Strabag                                                                                                      805
                                                                                                                              11,966
Building - Residential and Commercial - 0.2%
             2,000  Sekisui Chemical Co. Ltd.                                                                                 11,617
Building and Construction - Miscellaneous - 1.0%
               181  Bilfinger Berger A.G.                                                                                      8,335
               377  Koninklijke Boskalis Westminster NV                                                                       12,445
               116  Bouygues S.A.                                                                                              4,941
             4,000  Kajima Corp.                                                                                              11,793
               532  Leighton Holdings, Ltd.                                                                                    8,837
             2,000  Obayashi Corp.                                                                                             9,714
             1,000  Shimizu Corp.                                                                                              4,988
             1,000  Taisei Corp.                                                                                               2,284
                                                                                                                              63,337
Building and Construction Products - Miscellaneous - 0.5%
               158  Geberit A.G.                                                                                              16,437
             2,000  TOTO, LTD.                                                                                                14,215
                                                                                                                              30,652
Building Products - Air and Heating - 0.1%
               200  Daikin Industries, Ltd.                                                                                    4,496
Building Products - Cement and Aggregate - 0.4%
             4,558  Boral, Ltd.                                                                                               13,711
                61  Holcim, Ltd.                                                                                               3,479
             1,018  James Hardie Industries                                                                                    2,887
               120  Lafarge S.A.                                                                                               7,907
                                                                                                                              27,984
Building Products - Doors and Windows - 0.2%
             3,000  Nippon Sheet Glass Co. Ltd.                                                                                9,753
Casino Services - 0.2%
               300  Sankyo Company, Ltd.                                                                                      13,555
Cellular Telecommunications - 0.2%
                50  Millicom International Cellular S.A. (SDR)*                                                                1,857
                57  Mobistar S.A.                                                                                              3,781
                 4  NTT DoCoMo, Inc.                                                                                           6,348
                                                                                                                              11,986
Chemicals - Diversified - 2.9%
               136  Akzo Nobel N.V.                                                                                            5,658
             1,118  BASF A.G.                                                                                                 38,199
               735  Bayer A.G.                                                                                                41,213
             1,108  DSM N.V.                                                                                                  30,827
               200  Hitachi Chemical Co., Ltd.                                                                                 2,040
               724  K+S A.G.                                                                                                  28,870
             1,000  Kaneka Corp.                                                                                               4,720
               200  Shin-Etsu Chemical Company, Ltd.                                                                          10,469
                88  Solvay S.A.                                                                                                8,201
             7,000  Ube Industries, Ltd.                                                                                      14,509
                                                                                                                             184,706
Chemicals - Specialty - 0.4%
                 3  Givaudan S.A.                                                                                              2,057
               294  Lonaz Group A.G.                                                                                          24,480
                                                                                                                              26,537
Commercial Banks - 11.2%
               554  Alpha Bank A.E.                                                                                            8,174
             2,122  Banca Intesa S.P.A.                                                                                        7,766
               589  Banco Bilbao Vizcaya Argentina                                                                             6,838
               763  Banco de Sabadell S.A.                                                                                     5,203
             1,015  Banco Popolare S.P.A.                                                                                     12,659
               245  Banco Popular Espanol S.A.                                                                                 2,239
             3,597  Banco Santander Central Hispano S.A.                                                                      38,903
             1,154  Barclays PLC                                                                                               3,398
               920  Bendigo Bank, Ltd.                                                                                         8,204
               495  BNP Paribas S.A.                                                                                          35,929
             4,500  BOC Hong Kong Holdings, Ltd.                                                                               5,041
             1,000  Chugoku Bank, Ltd.                                                                                        13,820
             1,091  Commerzbank A.G.                                                                                          11,808
               288  Commonwealth Bank of Australia                                                                             7,830
               278  Credit Agricole S.A.                                                                                       4,053
             1,000  DBS Group Holdings, Ltd.                                                                                   7,658
               348  Deutsche Postbank AG                                                                                       7,207
               279  EFG International A.G.                                                                                     6,006
               757  Erste Bank der Oesterreichischen Sparkassen A.G.                                                          20,488
             1,000  Gunma Bank, Ltd.                                                                                           5,173
             3,100  Hang Seng Bank, Ltd.                                                                                      38,431
             8,975  HSBC Holdings PLC                                                                                        108,310
               469  Intesa Sanpaolo RNC                                                                                        1,393
               132  Julius Baer Holding, Ltd.                                                                                  5,198
                40  KBC Groep NV                                                                                               1,732
             2,800  Mitsubishi UFJ Financial Group, Inc.                                                                      17,246
                 6  Mizuho Financial Group, Inc.                                                                              14,373
                92  National Australia Bank, Ltd.                                                                              1,492
             5,000  Nishin-Nippon City Bank, Ltd.                                                                             10,817
             1,800  Nordea Bank A.B.                                                                                          14,442
               758  OKO Bank                                                                                                  10,205
             7,000  Oversea-Chinese Banking Corporation, Ltd.                                                                 23,486
               146  Raiffeisen International Bank-Holding A.G.                                                                 4,621
                 3  Resona Holdings, Inc.                                                                                      3,094
             6,000  Shinsei Bank, Ltd.                                                                                         9,119
             2,000  Shizuoka Bank, Ltd.                                                                                       17,472
                89  Societe Generale - Class A                                                                                 4,886
               843  St. George Bank, Ltd.                                                                                     15,730
             2,119  Standard Chartered PLC                                                                                    35,173
                 3  Sumitomo Mitsui Financial GR                                                                              12,182
             5,000  Sumitomo Trust & Banking Co.                                                                              23,257
             1,000  Suruga Bank, Ltd.                                                                                          9,293
               800  Svenska Handelsbanken A.B. - Class A                                                                      14,657
               300  Sydbank A.S.                                                                                               4,648
             1,000  The Iyo Bank, Ltd.                                                                                        10,913
               767  UBI Banca SCPA                                                                                            12,914
             6,060  UniCredito Italiano S.P.A.                                                                                14,812
             2,000  United Overseas Bank, Ltd.                                                                                17,818
               733  Westpac Banking Corporation, Ltd.                                                                         10,098
             1,000  Wing Hang Bank, Ltd.                                                                                       4,678
               500  Wing Lung Bank                                                                                            10,049
             1,000  Yamaguchi Financial Group                                                                                  9,484
                                                                                                                             710,420
Commercial Services - 0.4%
                23  SGS Societe Generale de Surveillance Holding S.A.                                                         22,725
Commercial Services - Finance - 0%
               488  Experian Plc.                                                                                              2,685
Computer Aided Design - 0.3%
               420  Dassault Systemes S.A.                                                                                    17,337
Computer Services - 1.0%
               312  Atos Origin S.A.                                                                                           7,251
               478  Cap Gemini S.A.                                                                                           15,390
             2,088  Computershare, Ltd.                                                                                       11,701
               708  Indra Sistemas S.A.                                                                                       13,855
            13,700  Logica PLC                                                                                                15,173
                                                                                                                              63,370
Computers - Integrated Systems - 0.3%
             4,000  Fujitsu, Ltd.                                                                                             15,921
Computers - Peripheral Equipment - 0.1%
               241  Logitech International S.A.*                                                                               3,627
Consulting Services - 0.1%
               120  Bereau Veritas S.A.                                                                                        4,297
Containers - Metal and Glass - 0.2%
               435  Rexam Plc.                                                                                                 2,636
             1,000  Toyo Seikan Kaisha, Ltd.                                                                                  12,493
                                                                                                                              15,129
Containers - Paper and Plastic - 0%
               528  Amcor Limited                                                                                              2,041
Cosmetics and Toiletries - 0.2%
                52  L'Oreal S.A.                                                                                               3,931
               100  Uni-Charm Corp.                                                                                            7,137
                                                                                                                              11,068
Cruise Lines - 0.1%
               214  Carnival PLC                                                                                               4,675
Dialysis Centers - 0.3%
               390  Fresenius Medical Care A.G. & Co.                                                                         17,668
Distribution/Wholesale - 0.3%
               400  Hitachi High-Technologies Co.                                                                              6,573
             1,000  Jardine Cycle & Carriage, Ltd.                                                                             6,356
             2,000  Li & Fung, Ltd.                                                                                            4,022
                                                                                                                              16,951
Diversified Financial Services - 0.1%
               517  Investec Plc.                                                                                              1,979
                78  Perpetual, Ltd.                                                                                            1,816
                                                                                                                               3,795
Diversified Minerals - 1.0%
                89  Anglo American PLC                                                                                         2,197
             1,440  BHP Billiton PLC                                                                                          24,433
             1,003  BHP Billiton, Ltd.                                                                                        19,263
             6,310  Fortescue Metals Group, Ltd.*                                                                             12,534
                84  Xstrata PLC                                                                                                1,429
                                                                                                                              59,856
Diversified Operations - 1.7%
               286  CNP-CIE Natl., A Portefeullie                                                                             15,441
                55  GEA Group A.G.                                                                                               802
               146  Groupe Bruxelles Lambert S.A.                                                                             10,693
             1,136  IMI PLC                                                                                                    5,050
             3,991  Invensys PLC*                                                                                              9,928
             2,000  Keppel Corp., Ltd.                                                                                         6,163
               210  Louis Vuitton Moet Hennessy S.A.                                                                          14,010
               209  Siemens A.G.                                                                                              12,772
               682  Smiths Group PLC                                                                                           8,771
                16  Sulzer A.G.                                                                                                  947
             1,446  Tomkins Plc.                                                                                               2,667
                31  Wendel                                                                                                     1,476
               327  Wesfarmers, Ltd.                                                                                           4,691
               887  Wesfarmers, Ltd.                                                                                          12,675
             1,000  Wharf Holdings, Ltd.                                                                                       1,964
                                                                                                                             108,050
Diversified Operations - Commercial Services - 0.1%
               190  Bunzl PLC                                                                                                  1,906
             3,810  Rentokil Initial PLC                                                                                       2,761
                                                                                                                               4,667
E-Commerce/Services - 0.2%
                29  Rakuten, Inc.                                                                                             14,355
Electric - Distribution - 0.3%
             1,724  AGL Energy, Ltd.                                                                                          16,048
Electric - Generation - 0.9%
             3,393  British Energy Group PLC                                                                                  40,448
             1,885  Drax Group PLC                                                                                            17,520
                                                                                                                              57,968
Electric - Integrated - 3.7%
             3,500  CLP Holdings, Ltd.                                                                                        23,768
             1,878  Contact Energy, Ltd.                                                                                       7,867
               555  E.ON A.G.                                                                                                 21,630
             5,317  Electricidade de Portugal, S.A.                                                                           18,315
               472  Enel S.P.A.                                                                                                3,168
               698  Fortum Oyj                                                                                                17,180
               600  Hokuriku Electric Power Company                                                                           15,713
             5,000  Hongkong Electric Holdings, Ltd.                                                                          26,996
             1,730  Iberdrola S.A.                                                                                            12,516
               632  Oesterreichische Elektrizitaetswirtschafts - A.G. (Verbund)                                               29,975
                50  RWE A.G.                                                                                                   4,216
               221  Scottish & Southern Energy PLC                                                                             4,331
               200  Shikoku electric Power Company, Inc.                                                                       5,861
               400  The Chugoku Electric Power Company                                                                         9,800
               200  Tokyo Electric Power Co.                                                                                   5,744
             1,222  Union Fenosa S.A.                                                                                         25,906
                                                                                                                             232,986
Electric - Transmission - 1.4%
             3,534  National Grid PLC                                                                                         40,119
               659  Red Electrica de Espana                                                                                   28,878
             5,108  Terna - Rete Elettrica Nationale S.P.A.                                                                   16,504
                                                                                                                              85,501
Electric Products - Miscellaneous - 0.7%
               800  Brother Industries, Ltd.                                                                                   5,590
               500  Casio Computer Co., Ltd.                                                                                   3,259
             3,000  Hitachi, Ltd.                                                                                             13,934
             1,000  Mitsubishi Electric Corp.                                                                                  6,164
            11,000  SANYO Electric Co., Ltd.*                                                                                 16,469
                                                                                                                              45,416
Electronic Components - Miscellaneous - 0.7%
               100  Kyocera Corp.                                                                                              5,843
             7,000  Nec Corp.                                                                                                 21,039
               100  Nidec Corp.                                                                                                5,147
             1,000  Nippon Electric Glass Co, Ltd.                                                                             6,148
             1,000  Toshiba Corp.                                                                                              3,605
                                                                                                                              41,782
Electronic Components - Semiconductors - 0.2%
               231  Infineon Technologies A.G.*                                                                                  739
             1,210  STMicroelectronics NV                                                                                      9,936
                                                                                                                              10,675
Electronic Measuring Instruments - 0%
               200  Advantest Corp.                                                                                            2,931
Electronics - Military - 0.1%
               674  Safran S.A.                                                                                                8,524
Energy - Alternate Sources - 0.6%
               600  Iberdrola Renovables*                                                                                      1,826
               101  Q-Cells A.G.*                                                                                              4,038
               265  Solarworld A.G.                                                                                            6,795
               625  Vestas Wind Systems A.S.*                                                                                 25,731
                                                                                                                              38,390
Engineering - Research and Development Services - 0.8%
             2,885  ABB, Ltd.                                                                                                 38,159
             1,000  JGC Corp.                                                                                                 10,617
               333  WorleyParsons, Ltd.                                                                                        3,318
                                                                                                                              52,094
Enterprise Software/Services - 0.5%
               100  Oracle Corporation Japan                                                                                   4,406
               768  SAP A.G.                                                                                                  27,526
                                                                                                                              31,932
Entertainment Software - 0.2%
               400  Konami Corp.                                                                                               7,308
               100  Square Enix Co., Ltd.                                                                                      2,558
                                                                                                                               9,866
Finance - Consumer Loans - 0.2%
               310  Acom Company, Ltd.                                                                                        11,715
Finance - Investment Bankers/Brokers - 0.6%
               430  Credit Suisse Group A.G.                                                                                  16,418
             1,000  Daiwa Securities Group Co.                                                                                 5,555
             1,100  Nomura Holdings, Inc.                                                                                     10,230
             1,000  Shinko Securities Company, Ltd.                                                                            2,438
               134  UBS A.G.*                                                                                                  2,287
                                                                                                                              36,928
Finance - Leasing Companies - 0.2%
               430  Mitsubishi UFJ Lease & Finance                                                                            10,485
                30  Orix Corp.                                                                                                 3,185
                                                                                                                              13,670
Finance - Other Services - 0.2%
                72  Deutsche Boerse A.G.                                                                                       5,777
             1,159  ICAP PLC                                                                                                   5,768
                                                                                                                              11,545
Fisheries - 0.4%
             1,000  Toyo Suisan Kaisha, Ltd.                                                                                  25,670
Food - Catering - 0.7%
             4,967  Compass Group PLC                                                                                         23,231
               374  Sodexho Alliance S.A.                                                                                     17,920
                                                                                                                              41,151
Food - Dairy Products - 0.2%
             1,000  Meiji Dairies Corp.                                                                                        4,629
               400  Yakult Honsha Company, Ltd.                                                                               10,098
                                                                                                                              14,727
Food - Flour and Grain - 0.2%
             1,000  Nisshin Seifun Group, Inc.                                                                                10,733
Food - Meat Products - 0.2%
             1,000  Nippon Meat Packers, Inc.                                                                                 13,874
Food - Miscellaneous/Diversified - 1.6%
               465  Cadbury Schweppes PLC                                                                                      4,272
               100  Danisco                                                                                                    4,374
                50  Groupe Danone                                                                                              2,773
               457  Kerry Group PLC                                                                                           10,197
             1,450  Nestle S.A.                                                                                               56,540
               100  Nissin Food Products Company, Ltd.                                                                         2,870
               571  Unilever N.V.                                                                                             13,764
               374  Unilever PLC                                                                                               8,430
                                                                                                                             103,220
Food - Retail - 2.1%
               174  Carrefour S.A.                                                                                             7,352
               162  Casino Guichard-Perrachon S.A.                                                                            11,335
               107  Colruyt S.A.                                                                                              24,042
               301  J Sainsbury PLC                                                                                            1,376
             1,120  Jeronimo Martins                                                                                           5,764
             1,005  Koninklijke Ahold N.V.                                                                                    10,779
             4,642  Tesco PLC                                                                                                 25,370
               417  William Morrison Supermarkets PLC                                                                          1,781
             2,256  Woolworths, Ltd.                                                                                          41,776
                                                                                                                             129,575
Food - Wholesale/Distribution - 0.1%
             2,092  Metcash, Ltd.                                                                                              5,637
Gambling - Non-Hotel - 0.1%
               410  OPAP S.A.                                                                                                  8,983
Gas - Distribution - 1.1%
             1,045  Centrica PLC                                                                                               5,136
               209  Enagas                                                                                                     4,078
               744  Gaz de France                                                                                             33,125
            11,600  Hong Kong & China Gas Co., Ltd.                                                                           20,508
             1,000  Toho Gas Co. Ltd.                                                                                          5,826
                                                                                                                              68,673
Gas - Transportation - 0.1%
             1,152  Snam Rete Gas S.P.A.                                                                                       5,839
Hotels and Motels - 0.1%
               121  Accor S.A.                                                                                                 4,714
Human Resources - 0.2%
                82  Adecco S.A.                                                                                                2,868
             1,191  Capita Group Plc.                                                                                         12,261
                                                                                                                              15,129
Import/Export - 0.1%
               500  Mitsubishi Corp.                                                                                           8,301
Industrial Gases - 0.9%
               281  Air Liquide S.A.                                                                                          24,217
               363  Linde A.G.                                                                                                30,550
                                                                                                                              54,767
Investment Companies - 0.7%
               102  Eurazeo                                                                                                    6,129
             1,200  Investor A.B. - Class B                                                                                   18,051
               979  Man Group PLC                                                                                              5,616
               659  Marfin Investment Group S.A.                                                                               2,912
               148  Pargesa Holdings S.A.                                                                                     11,549
                16  Reinet Investments S.A.*                                                                                     165
                                                                                                                              44,422
Investment Management and Advisory Services - 0.1%
               493  Schroders Plc.                                                                                             6,334
Leisure and Recreation Products - 0.1%
               500  Sega Sammy Holdings, Inc.                                                                                  3,840
Life and Health Insurance - 0.6%
               296  AMP, Ltd.                                                                                                  1,082
               218  Aviva. PLC.                                                                                                1,307
               979  AXA Asia Pacific Holdings                                                                                  2,883
             1,371  Legal & General Group PLC                                                                                  1,585
               175  Prudential PLC                                                                                               898
                 1  Sony Financial Holdings Inc.                                                                               3,296
               132  Swiss Life Holdings                                                                                       11,964
               350  T&D Holdings, Inc.                                                                                        13,468
                                                                                                                              36,483
Lottery Services - 0.2%
                97  Lottomatica S.p.A.                                                                                         2,268
             7,032  Tattersall's, Ltd.                                                                                        11,718
                                                                                                                              13,986
Machine Tools and Related Products - 0.1%
               300  THK Co., Ltd.                                                                                              4,084
Machinery - Construction and Mining - 0.3%
               800  Atlas Copco AB                                                                                             6,003
             1,000  Atlas Copco AB                                                                                             8,364
               200  Komatsu, Ltd.                                                                                              2,172
                                                                                                                              16,539
Machinery - Electrical - 0.3%
               382  Schindler Holding AG                                                                                      16,694
Machinery - Farm - 0.2%
             2,000  Kubota Corp.                                                                                              10,279
Machinery - General Industrial - 1.2%
               668  Alstom                                                                                                    33,198
               245  Andritz A.G.                                                                                               7,058
               100  FLSmidth & Company A/S                                                                                     3,741
             1,000  Kawasaki Heavy Industries                                                                                  1,805
               299  Kone Oyj - Class B                                                                                         6,692
             4,000  Mitsubishi Heavy Industries, Ltd.                                                                         12,778
                40  Rheimetall A.G.                                                                                            1,235
               600  Volvo A.B. - Class B                                                                                       3,158
               361  Zardoya Otis S.A.                                                                                          6,894
                                                                                                                              76,559
Machinery - Material Handling - 0.2%
             2,000  Japan Steel Works, Ltd.                                                                                   14,093
Medical - Biomedical and Genetic - 0.8%
             1,683  CSL, Ltd.                                                                                                 41,005
               150  Novozymes A/S                                                                                             10,684
                                                                                                                              51,689
Medical - Drugs - 6.1%
               299  Actelion, Ltd.*                                                                                           15,814
               200  Astellas Pharmaceutical, Inc.                                                                              8,178
               940  AstraZeneca Group PLC                                                                                     39,956
             1,300  Chugai Pharmaceutical Co., Ltd.                                                                           18,410
               200  Daiichi Sankyo Company, Ltd.                                                                               4,094
               100  Eisai Company, Ltd.                                                                                        3,288
               984  Elan Corporation PLC*                                                                                      7,360
             2,279  GlaxoSmithKline PLC                                                                                       43,921
               897  Grifols S.A.                                                                                              17,895
               400  Hisamitsu Pharmaceutical Co.                                                                              16,726
               121  Merck KGaA                                                                                                10,715
             1,000  Mitsubishi Tanabe Pharma Corp.                                                                            10,399
               822  Novartis A.G.                                                                                             41,598
               750  Novo Nordisk S.A.                                                                                         40,156
               200  ONO Pharmaceutical Co. Ltd.                                                                                8,950
               406  Roche Holding A.G.                                                                                        62,165
               141  Sanofi-Aventis                                                                                             8,874
               100  Santen Pharmaceutical Company, Ltd.                                                                        2,544
             1,000  Shionogi & Co., Ltd.                                                                                      16,973
               172  Shire PLC                                                                                                  2,273
               100  Takeda Pharmaceutical Company, Ltd.                                                                        5,041
                63  UCB S.A.                                                                                                   1,611
                                                                                                                             386,941
Medical - Wholesale Drug Distributors - 0.3%
               200  Alfresa Holdings Corp.                                                                                     8,769
               300  Mediceo Paltac Holdings Company, Ltd.                                                                      3,242
               400  Suzuken Co. Ltd.                                                                                           8,550
                                                                                                                              20,561
Medical Instruments - 0.3%
               700  Getinge A.B.                                                                                               9,837
             1,000  Shimadzu Corp.                                                                                             6,799
                                                                                                                              16,636
Medical Products - 1.0%
               125  Coloplast A/S                                                                                              9,147
               162  Fresenius S.E.                                                                                             9,637
               358  Smith & Nephew PLC                                                                                         3,280
                47  Straumann Holding AG                                                                                       8,040
               137  Synthes, Inc.                                                                                             17,695
               400  Terumo Corp.                                                                                              16,865
                                                                                                                              64,664
Metal - Copper - 0%
               504  Kazakhmys PLC                                                                                              2,320
Metal - Diversified - 0.7%
               226  Eurasian Natural Resources Corporation                                                                     1,126
               437  Rio Tinto PLC                                                                                             20,375
               359  Rio Tinto, Ltd.                                                                                           18,569
               129  Vedanta Resources PLC                                                                                      1,768
                                                                                                                              41,838
Metal Processors and Fabricators - 0.4%
               600  AB SKF                                                                                                     5,504
             1,730  Sims Group Limited                                                                                        16,820
                                                                                                                              22,324
Mining Services - 0.1%
                21  Eramet                                                                                                     4,214
Money Center Banks - 0%
               361  SNS Reaal NV                                                                                               2,686
Mortgage Banks - 0%
               264  Hypo Real Estate Holding                                                                                   1,741
Motion Pictures and Services - 0.2%
               500  Toho Company, Ltd.                                                                                         9,704
MRI and Medical Diagnostic Imaging Center - 0%
               290  Sonic Healthcare, Ltd.                                                                                     2,648
Multi-Line Insurance - 2.4%
               191  Allianz A.G.                                                                                              14,665
                60  Assicurazioni Generali                                                                                     1,512
               988  AXA                                                                                                       19,037
               376  Baloise Holding                                                                                           20,220
               261  CNP Assurances                                                                                            21,028
             1,611  ING Groep NV                                                                                              14,893
             5,222  Mapfre S.A.                                                                                               16,607
               637  Sampo Oyj -  Class A                                                                                      12,721
                75  Topdanmark*                                                                                                8,114
               173  Vienna Insurance Group                                                                                     4,725
                97  Zurich Financial Services A.G.                                                                            19,627
                                                                                                                             153,149
Multimedia - 0.2%
               223  Pearson Plc.                                                                                               2,185
                31  Reuters Group PLC                                                                                            536
               401  Vivendi Universal S.A.                                                                                    10,488
                                                                                                                              13,209
Office Automation and Equipment - 0.8%
               700  Canon, Inc.                                                                                               24,092
               183  Neopost S.A.                                                                                              15,309
               600  Seiko Epson Corp.                                                                                          9,112
                                                                                                                              48,513
Office Supplies and Forms - 0.1%
               102  BIC                                                                                                        5,369
Oil - Field Services - 1.0%
             1,662  AMEC PLC                                                                                                  13,845
               601  Fugro N.V.                                                                                                21,742
               250  Petroleum Geo-Services ASA*                                                                                1,258
               363  Saipem S.p.A.                                                                                              6,836
               550  SBM Offshore                                                                                               9,666
               245  Technip S.A.                                                                                               7,324
                                                                                                                              60,671
Oil and Gas Drilling - 0.6%
             4,000  SeaDrill, Ltd.                                                                                            38,375
Oil Companies - Exploration and Production - 2.6%
               538  Cairn Energy, Plc.*                                                                                       13,903
                 1  INPEX Holdings, Inc.                                                                                       5,816
             2,200  Lundin Pertroleum AB*                                                                                     10,588
             5,206  Origin Energy, Ltd.                                                                                       54,362
             3,121  Santos, Ltd.                                                                                              28,407
             2,775  Tullow Oil PLC                                                                                            23,426
               894  Woodside Petroleum, Ltd.                                                                                  25,136
                                                                                                                             161,638
Oil Companies - Integrated - 3.5%
             2,825  BG Group PLC                                                                                              41,550
             3,068  BP PLC                                                                                                    25,349
             1,444  Eni S.p.A.                                                                                                34,404
               229  OMV A.G.                                                                                                   7,361
               752  Repsol - YPF S.A.                                                                                         14,338
               867  Royal Dutch Shell PLC                                                                                     23,168
             1,027  Royal Dutch Shell PLC - Class A                                                                           28,073
               808  Statoil A.S.A                                                                                             16,171
               570  Total S.A.                                                                                                31,304
                                                                                                                             221,718
Oil Refining and Marketing - 0.1%
             1,100  Showa Shell Sekiyu K.K.                                                                                    8,857
Optical Supplies - 0.1%
               457  Luxottica Group S.p.A.                                                                                     9,243
Paper and Related Products - 0.6%
               200  Holmen A.B. B-Shares                                                                                       5,704
                 3  Nippon Paper Group, Inc.                                                                                   8,020
             3,000  OJI Paper Co. Ltd.                                                                                        11,460
               176  Stora Enso Oyj - R Shares                                                                                  1,650
               675  UPM-Kymmene OYJ                                                                                            9,562
                                                                                                                              36,396
Photo Equipment and Supplies - 0.3%
               500  Konica Minolta Holdings, Inc.                                                                              3,256
             1,000  Nikon Corp.                                                                                               13,971
                                                                                                                              17,227
Platinum - 0%
               154  Lonmin PLC                                                                                                 2,845
Power Converters and Power Supply Equipment - 0.2%
               610  Gamesa Corporacion Tecnologica S.A.                                                                       10,007
Precious Metals - 0%
               150  Umicore                                                                                                    2,688
Printing - Commercial - 0.2%
             1,000  Dai Nippon Printing Co., Ltd.                                                                             11,778
Property and Casualty Insurance - 1.3%
             2,000  Aioi Insurance Co., Ltd.                                                                                   8,134
             5,082  Insurance Austrailia Group Ltd.                                                                           12,882
               400  Millea Holdings, Inc.                                                                                     12,480
               300  Mitsui Sumitomo Insurance Group Holdings Inc.                                                              8,551
               647  QBE Insurance Group, Ltd.                                                                                 11,151
             2,000  Sompo Japan Insurance, Inc.                                                                               14,244
               200  Trygvesta A.S.                                                                                            12,158
                                                                                                                              79,600
Public Thoroughfares - 0.1%
             1,534  Macquarie Infrastructure Group                                                                             2,009
             1,523  Transurban Group                                                                                           5,486
                                                                                                                               7,495
Publishing - Books - 0.2%
               291  Reed Elsevier N.V.                                                                                         3,893
               742  Reed Elsevier Plc.                                                                                         6,516
                                                                                                                              10,409
Publishing - Newspapers - 0.1%
             3,000  Singapore Press Holdings, Ltd.                                                                             6,525
Publishing - Periodicals - 0.1%
               889  United Business Media Plc.                                                                                 5,756
Real Estate Management/Services - 0.6%
               500  Aeon Mall Company, Ltd.                                                                                   12,231
               100  Daito Trust Construction Company, Ltd.                                                                     4,202
               222  Meinl European Land, Ltd.*                                                                                 1,029
             1,000  Mitsubishi Estate Company, Ltd.                                                                           17,606
                                                                                                                              35,068
Real Estate Operating/Development - 0.7%
             1,000  Cheng Kong Holdings, Ltd.                                                                                  9,738
             1,000  Hang Lung Group, Ltd.                                                                                      3,250
             4,000  Hysan Development Company, Ltd.                                                                            6,182
             1,000  Mitsui Fudosan Co., Ltd.                                                                                  17,221
                 2  NTT Urban Development Corp.                                                                                2,029
             1,000  Sun Hung Kai Properties, Ltd.                                                                              8,604
                                                                                                                              47,024
Reinsurance - 1.1%
               482  Hannover Rueckversicher                                                                                   12,205
               213  Muenchener Rueckversicherungs-Gesellschaft A.G.                                                           28,432
             1,289  Scor S.E.                                                                                                 21,164
               127  Swiss Re                                                                                                   5,293
                                                                                                                              67,094
REIT - Diversified - 0.8%
               301  Corio NV                                                                                                  16,240
             9,154  Dexus Property Group                                                                                       4,570
               168  Hammerson PLC                                                                                              1,921
               393  Klepierre                                                                                                  9,049
               152  Liberty International Plc.                                                                                 1,681
               753  Segro                                                                                                      3,401
                93  Unibail                                                                                                   14,007
                                                                                                                              50,869
REIT - Office Property - 0%
                17  ICADE                                                                                                      1,021
REIT - Shopping Centers - 0.2%
             6,940  CFS Retail Property Trust                                                                                  9,456
               516  Westfield Group                                                                                            5,734
                                                                                                                              15,190
Resorts and Theme Parks - 0.1%
               100  Oriental Land Co., Ltd.                                                                                    7,095
Retail - Apparel and Shoe - 0.5%
               200  Fast Retailing Co., Ltd.                                                                                  21,078
               175  Hennes & Mauritz A.B. - Class B                                                                            6,323
                49  Industria de Diseno Textil S.A.                                                                            1,655
                                                                                                                              29,056
Retail - Automobile - 0.1%
               140  USS Company, Ltd.                                                                                          8,588
Retail - Building Products - 0.1%
             3,147  Kingfisher Plc.                                                                                            5,779
Retail - Convenience Stores - 0.4%
               200  FamilyMart Co.                                                                                             7,989
               300  Lawson, Inc.                                                                                              14,780
                                                                                                                              22,769
Retail - Home Furnishings - 0%
                50  Nitori Company, Ltd.                                                                                       3,127
Retail - Jewelry - 0.1%
               222  Compagnie Financiere Richemont AG                                                                          4,722
                16  Swatch Group A.G.                                                                                          2,503
                                                                                                                               7,225
Retail - Major Department Stores - 0%
               539  Home Retail Group PLC                                                                                      1,720
               100  Isetan Mitsukoshi Holdings                                                                                   953
                                                                                                                               2,673
Retail - Miscellaneous/Diversified - 0.5%
               900  Seven & I Holdings Co. Ltd.                                                                               25,212
             1,000  UNY Co., Ltd.                                                                                              7,851
                                                                                                                              33,063
Rubber - Tires - 0.4%
               700  Bridgestone Corp.                                                                                         12,134
               596  Nokian Renkaat Oyj                                                                                         7,825
               900  Sumitomo Rubber Industries, Inc.                                                                           7,930
                                                                                                                              27,889
Satellite Telecommunications - 0.5%
               404  Eutelsat Communications*                                                                                   8,647
             1,267  SES (FDR)                                                                                                 22,779
                                                                                                                              31,426
Schools - 0.2%
               300  Benesse Corp.                                                                                             12,629
Security Services - 0.4%
             3,085  G4S PLC                                                                                                    9,301
             1,600  Securitas A.B. B-Shares                                                                                   15,408
                                                                                                                              24,709
Semiconductor Equipment - 0.1%
               100  Tokyo Electron, Ltd.                                                                                       3,307
Soap and Cleaning Preparations - 0.9%
             1,354  Reckitt Benckiser PLC                                                                                     56,898
Steel - Producers - 1.2%
             1,844  ArcelorMittal                                                                                             47,849
               472  BlueScope Steel, Ltd.                                                                                      1,386
             1,000  Nippon Steel Corp.                                                                                         3,343
             1,749  OneSteel, Ltd.                                                                                             4,030
                13  Salzgitter A.G.                                                                                              877
             2,000  Sumitomo Metal Industries, Ltd.                                                                            5,317
               656  ThyssenKrupp A.G.                                                                                         12,543
                                                                                                                              75,345
Steel - Specialty - 0.2%
             1,000  Hitachi Metals, Ltd.                                                                                       7,508
               236  Outokumpu Oyj                                                                                              2,457
                                                                                                                               9,965
Steel Pipe and Tube - 0.1%
                67  Vallourec                                                                                                  7,534
Sugar - 0.2%
             2,023  Tate & Lyle PLC                                                                                           11,995
Telecommunication Equipment - 0.5%
             2,553  Aclatel-Lucent*                                                                                            6,619
            11,947  Vodafone Group PLC                                                                                        23,007
                                                                                                                              29,626
Telecommunication Services - 0.6%
            22,000  PCCW, Ltd.oo                                                                                               8,232
            13,000  Singapore Telecommunications, Ltd.                                                                        21,880
               500  Tele2 A.B.                                                                                                 4,311
               100  Telenor A.S.A.                                                                                               596
             1,100  TeliaSonera A.B.                                                                                           4,852
                                                                                                                              39,871
Telephone - Integrated - 2.2%
               269  Belgacom S.A.                                                                                              9,203
             1,193  BT Group PLC                                                                                               2,248
               699  Deutsche Telekom A.G.                                                                                     10,529
               585  France Telecom S.A.                                                                                       14,761
             2,589  Koninklijke KPN N.V.                                                                                      36,425
                 1  Nippon Telegraph & Telephone Corp.                                                                         4,105
             1,126  Portugal Telecom SGPS S.A.                                                                                 7,447
                25  Swisscom A.G.                                                                                              7,648
             1,481  Telefonica S.A.                                                                                           27,391
             5,848  Telstra Corp., Ltd.                                                                                       16,051
                                                                                                                             135,808
Television - 0.4%
               440  M6-Metropole Television                                                                                    6,929
               949  Mediaset S.p.A.                                                                                            5,151
               425  Modern Times Group MTG A.B.                                                                                9,221
             1,000  Television Broadcasts, Ltd.                                                                                2,760
               292  Television Francaise                                                                                       3,745
                                                                                                                              27,806
Textile - Products - 0.2%
             1,500  Kuraray Co., Ltd.                                                                                         11,330
Tobacco - 1.7%
             3,268  British American Tobacco PLC                                                                              89,729
               163  Imperial Tobacco Group PLC                                                                                 4,382
             1,100  Swedish Match A.B.                                                                                        15,173
                                                                                                                             109,284
Toys - 0.5%
               100  Nintendo Company, Ltd.                                                                                    31,546
Transportation - Marine - 0.6%
                 1  A.P. Moller - Maersk Group - Class A                                                                       5,849
                 1  A.P. Moller - Maersk Group - Class B                                                                       5,793
               420  Frontline, Ltd.                                                                                           13,001
             1,000  Mitsui O.S.K. Lines, Ltd.                                                                                  5,296
             1,000  Nippon Yusen Kabushiki Kaisha                                                                              4,795
                                                                                                                              34,734
Transportation - Railroad - 1.0%
                 1  East Japan Railway Co.                                                                                     7,108
             1,000  Hankyu Hanshin Holdings, Inc.                                                                              4,724
             1,000  Keihin Electric Express Railway                                                                            7,725
             3,000  Kintetsu Corp.                                                                                            11,492
             7,000  MTR Corporation, Ltd.                                                                                     15,636
             1,000  Odakyu Electric Railway Company, Ltd.                                                                      7,319
             1,000  Tobu Railway Co., Ltd.                                                                                     5,118
                 1  West Japan Railway Company                                                                                 4,429
                                                                                                                              63,551
Transportation - Services - 0.4%
             2,000  ComfortDelGro Corp., Ltd.                                                                                  1,635
                73  Deutsche Post A.G.                                                                                           811
                39  Kuehne & Nagel International A.G.                                                                          2,373
             3,299  Stagecoach Group PLC                                                                                       9,828
               537  TNT N.V.                                                                                                  11,241
                                                                                                                              25,888
Transportation - Truck - 0.3%
             1,000  DSV A/S                                                                                                   12,050
             1,000  Nippon Express Company, Ltd.                                                                               4,094
                                                                                                                              16,144
Venture Capital - 0%
               100  Jafco Co. Ltd.                                                                                             2,763
Warehousing and Harbor Transport Services - 0.1%
             1,000  Kamigumi Co. Ltd.                                                                                          8,054
Water - 0.6%
               264  Severn Trent PLC                                                                                           5,824
               893  Suez Environment S.A.*                                                                                    17,167
             1,163  United Utilities PLC                                                                                      13,121
                                                                                                                              36,112
Water Treatment Systems - 0.2%
               600  Kurita Water Industries, Ltd.                                                                             13,614
Wire and Cable Products - 0.3%
             5,000  Furukawa Electronic Co., Ltd.                                                                             14,975
               213  Prysmian SPA                                                                                               2,589
                                                                                                                              17,564
Wireless Equipment - 0.4%
               720  Nokia Oyj                                                                                                 10,981
             1,600  Telefonaktiebolaget L.M. Ericsson - Class B                                                               11,289
                                                                                                                              22,270
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,862,109)                                                                                       6,172,892
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Automotive - Cars and Light Trucks - 0.6%
               572  Volkswagen A.G.                                                                                           36,321
Medical Products - 0.2%
               150  Fresenius A.G.                                                                                             9,652
Soap and Cleaning Preparations - 0%
                59  Henkel KGaA                                                                                                1,708
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $64,087)                                                                                          47,681
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Aerospace and Defense - 0 %
               538  Finmeccanica S.P.A. (cost $0)                                                                                219
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.9%
            59,000  Janus Institutional Money Market Fund - Institutional Shares, 1.09% ( cost $59,000)                       59,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,985,196) - 100%                                                                          $6,279,792
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          October 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                   $          512,464              8.2%
Austria                                                 75,034              1.2%
Belgium                                                 77,393              1.2%
Bermuda                                                 55,397              0.9%
Denmark                                                147,395              2.3%
Finland                                                 79,271              1.3%
France                                                 578,642              9.2%
Germany                                                501,905              8.0%
Greece                                                  21,443              0.3%
Hong Kong                                              185,839              3.0%
Ireland                                                 17,557              0.3%
Italy                                                  144,792              2.3%
Japan                                                1,447,603             23.1%
Jersey                                                  11,743              0.2%
Luxembourg                                              72,651              1.2%
Netherlands                                            213,576              3.4%
New Zealand                                              7,867              0.1%
Norway                                                  46,442              0.7%
Portugal                                                31,527              0.5%
Singapore                                               94.087              1.5%
Spain                                                  246,190              3.9%
Sweden                                                 165,545              2.6%
Switzerland                                            461,664              7.4%
United Kingdom                                       1,007,070             16.0%
United States++                                         76,695              1.2%
--------------------------------------------------------------------------------
Total                                       $        6,279,792            100.0%
                                            ==================            ======

++ Includes Short-Term Securities (0.3% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

FDR         Federal Depository Receipts

PLC         Public Limited Company

REIT        Real Estate Investment Trust

SDR         Special Drawing Rights

*           Non-income-producing security

oo Schedule of Fair Valued Securities (as of October 31, 2008)

-------------------------------------------------------------------------------------------------------------------
                                                                                               Value as a % of
Janus Adviser INTECH Risk-Managed International Fund                          Value         Investment Securities
-------------------------------------------------------------------------------------------------------------------
PCCW, Ltd.                                                                  $        8,232                    0.1%
-------------------------------------------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees.  The Schedule of Fair
Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.
-------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                                                  Level 2 - Other             Level 3 -
                                                                                  Significant Observable      Significant
                                                         Level 1 - Quoted Prices  Inputs                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser INTECH Risk Managed International Fund      $                 220    $          6,279,572         $              -
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser INTECH Risk-Managed Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.4%
Advertising Agencies - 0.1%
             5,200  Interpublic Group of Companies, Inc.*                                                                $    26,988
               300  Omnicom Group, Inc.                                                                                        8,862
                                                                                                                              35,850
Aerospace and Defense - 1.0%
             5,200  General Dynamics Corp.                                                                                   313,664
               600  Northrop Grumman Corp.                                                                                    28,134
             4,400  Raytheon Co.                                                                                             224,884
             2,300  Spirit Aerosystems Holdings, Inc.*                                                                        37,099
                                                                                                                             603,781
Aerospace and Defense - Equipment - 0.4%
             3,900  United Technologies Corp.                                                                                214,344
Agricultural Operations - 0.2%
             5,100  Archer-Daniels-Midland Co.                                                                               105,723
             1,000  Bunge, Ltd.                                                                                               38,410
                                                                                                                             144,133
Airlines - 0.3%
             3,500  AMR Corp.*                                                                                                35,735
             1,800  Continental Airlines, Inc. - Class B*                                                                     34,056
             9,275  Delta Air Lines, Inc.*                                                                                   101,840
               300  Southwest Airlines Co.                                                                                     3,534
                                                                                                                             175,165
Apparel Manufacturers - 0.4%
             3,100  Jones Apparel Group, Inc.                                                                                 34,441
             3,400  VF Corp.                                                                                                 187,340
                                                                                                                             221,781
Appliances - 0%
               300  Whirlpool Corp.                                                                                           13,995
Applications Software - 0%
             2,700  Compuware Corp.*                                                                                          17,226
Audio and Video Products - 0%
               700  Harman International Industries, Inc.                                                                     12,859
Automotive - Cars and Light Trucks - 0.1%
            12,000  General Motors Corp.*                                                                                     69,360
Automotive - Truck Parts and Equipment - Original - 0.4%
               800  Autoliv, Inc.                                                                                             17,088
             1,600  Borg-Warner Automotive, Inc.                                                                              35,952
            10,400  Johnson Controls, Inc.                                                                                   184,392
                                                                                                                             237,432
Beverages - Non-Alcoholic - 1.2%
            11,100  Coca-Cola Co.                                                                                            489,066
            15,400  Coca-Cola Enterprises, Inc.                                                                              154,770
             2,600  Pepsi Bottling Group, Inc.                                                                                60,112
               300  PepsiCo, Inc.                                                                                             17,103
                                                                                                                             721,051
Beverages - Wine and Spirits - 0.2%
               750  Brown-Forman Corp. - Class B                                                                              34,050
             5,600  Constellation Brands, Inc. - Class A*                                                                     70,224
                                                                                                                             104,274
Brewery - 0.2%
               800  Anheuser-Busch Companies, Inc.                                                                            49,624
             1,200  Molson Coors Brewing Co. - Class B                                                                        44,832
                                                                                                                              94,456
Broadcast Services and Programming - 0.3%
             1,250  Discovery Communications Inc.*                                                                            16,650
            11,300  Liberty Global, Inc. - Class A*                                                                          186,337
                                                                                                                             202,987
Building - Residential and Commercial - 0.9%
             6,900  Centex Corp.*                                                                                             84,525
             7,300  D.R. Horton, Inc.                                                                                         53,874
             1,900  KB Home                                                                                                   31,711
             7,000  Lennar Corp. - Class A                                                                                    54,180
             1,400  M.D.C. Holdings, Inc.                                                                                     47,082
               100  NVR, Inc.*                                                                                                49,021
             7,000  Pulte Homes, Inc.                                                                                         77,980
             5,000  Toll Brothers, Inc.*                                                                                     115,600
                                                                                                                             513,973
Building and Construction Products - Miscellaneous - 0.1%
               900  Owens Corning, Inc.*                                                                                      14,157
             2,400  USG Corp.*                                                                                                35,568
                                                                                                                              49,725
Building Products - Cement and Aggregate - 0%
               100  Martin Marietta Materials, Inc.                                                                            7,838
Building Products - Wood - 0%
               500  Masco Corp.                                                                                                5,075
Cable Television - 0.9%
             3,100  Cablevision Systems New York Group - Class A                                                              54,963
            17,550  Comcast Corp. - Class A                                                                                  276,588
             6,600  Scripps Networks, Intl.                                                                                  187,440
             1,900  Time Warner Cable, Inc. - Class A*                                                                        37,202
                                                                                                                             556,193
Cellular Telecommunications - 0%
               600  Leap Wireless International, Inc.*                                                                        16,824
Chemicals - Diversified - 0.9%
             1,000  Celanese Corp. - Class A                                                                                  13,860
             3,200  Dow Chemical Co.                                                                                          85,344
             5,800  E.I. du Pont de Nemours and Co.                                                                          185,600
             3,900  FMC Corp.                                                                                                169,806
             1,700  PPG Industries, Inc.                                                                                      84,286
                                                                                                                             538,896
Chemicals - Specialty - 0.4%
               500  Ashland, Inc.                                                                                             11,295
             1,400  Cabot Corp.                                                                                               37,030
               300  Eastman Chemical Co.                                                                                      12,117
               700  Lubrizol Corp.                                                                                            26,306
             3,900  Sigma-Aldrich Corp.                                                                                      171,054
                                                                                                                             257,802
Coatings and Paint Products - 0.2%
               700  Valspar Corp.                                                                                             14,315
             6,500  RPM International, Inc.                                                                                   92,300
                                                                                                                             106,615
Commercial Banks - 2.1%
             3,400  Associated Banc-Corp                                                                                      75,004
             4,400  BancorpSouth, Inc.                                                                                       106,788
             2,200  Bank of Hawaii Corp.                                                                                     111,562
             3,600  BB&T Corp.                                                                                               129,060
               200  City National Corp.                                                                                       10,706
             2,600  Commerce Bancshares, Inc.                                                                                122,928
             3,200  Cullen/Frost Bankers, Inc.                                                                               179,104
             1,000  First Horizon National Corp.*                                                                             11,910
             6,400  Fulton Financial Corp.                                                                                    67,200
               700  M&T Bank Corp.                                                                                            56,770
               600  Marshall & Ilsley Corporation                                                                             10,818
            11,900  Popular, Inc.                                                                                             90,440
             5,197  Regions Financial Corp.                                                                                   57,635
             5,800  Synovus Financial Corp.                                                                                   59,914
               900  TCF Financial Corp.                                                                                       15,966
               600  UnionBanCal Corp.                                                                                         44,052
             2,195  Valley National Bancorp                                                                                   41,705
               700  Whitney Holding Corp.                                                                                     13,300
             1,100  Zions Bancorporation                                                                                      41,921
                                                                                                                           1,246,783
Commercial Services - 0.1%
             8,200  Convergys Corp.*                                                                                          63,058
               500  Quanta Services, Inc.*                                                                                     9,880
               140  Ticketmaster Entertainment, Inc.*                                                                          1,355
                                                                                                                              74,293
Commercial Services - Finance - 0.3%
             2,900  Equifax, Inc.                                                                                             75,632
               400  Lender Processing Services                                                                                 9,228
             4,400  Moody's Corp.                                                                                            112,640
                23  Tree.com, Inc.*                                                                                               62
                                                                                                                             197,562
Computer Services - 0.3%
             4,200  Affiliated Computer Services, Inc. - Class A*                                                            172,200
Computers - 0%
             3,200  Sun Microsystems, Inc.*                                                                                   14,720
Computers - Integrated Systems - 0.1%
             2,700  Brocade Communications Systems, Inc.*                                                                     10,179
               600  NCR Corp.*                                                                                                10,968
               700  Terdata Corp.*                                                                                            10,773
                                                                                                                              31,920
Computers - Memory Devices - 0.1%
             1,900  EMC Corp.*                                                                                                22,382
               600  SanDisk Corp.*                                                                                             5,334
                                                                                                                              27,716
Computers - Peripheral Equipment - 0.1%
             2,200  Lexmark International Group, Inc. - Class A*                                                              56,826
Consulting Services - 0%
             1,300  SAIC, Inc.*                                                                                               24,011
Consumer Products - Miscellaneous - 0.2%
               600  Clorox Co.                                                                                                36,486
               200  Fortune Brands, Inc.                                                                                       7,628
               400  Jarden Corp.*                                                                                              7,120
             1,400  Kimberly-Clark Corp.                                                                                      85,806
                                                                                                                             137,040
Containers - Metal and Glass - 0.1%
             1,100  Ball Corp.                                                                                                37,620
             1,000  Owens-Illinois, Inc.*                                                                                     22,880
                                                                                                                              60,500
Containers - Paper and Plastic - 0.7%
             1,400  Bemis Company, Inc.                                                                                       34,776
             2,000  Pactiv Corp.*                                                                                             47,120
            10,200  Sealed Air Corp.                                                                                         172,584
             5,500  Sonoco Products Co.                                                                                      138,490
                                                                                                                             392,970
Cosmetics and Toiletries - 2.7%
               300  Alberto-Culver Co.                                                                                         7,719
            25,200  Procter & Gamble Co.                                                                                   1,626,408
                                                                                                                           1,634,127
Cruise Lines - 0.1%
             2,000  Carnival Corp. (U.S. Shares)                                                                              50,800
             1,100  Royal Caribbean Cruises, Ltd. (U.S. Shares)                                                               14,916
                                                                                                                              65,716
Data Processing and Management - 0%
               100  Dun & Bradstreet Corp.                                                                                     7,369
             1,100  Fidelity National Information Services, Inc.                                                              16,599
                                                                                                                              23,968
Distribution/Wholesale - 0.1%
               500  Genuine Parts Co.                                                                                         19,675
               900  Tech Data Corp.*                                                                                          19,305
             1,300  Wesco International, Inc.*                                                                                25,844
                                                                                                                              64,824
Diversified Operations - 6.0%
               500  Cooper Industries, Ltd. - Class A                                                                         15,475
             2,900  Crane Co.                                                                                                 47,473
               500  Danaher Corp.                                                                                             29,620
               900  Dover Corp.                                                                                               28,593
               700  Eaton Corp.                                                                                               31,220
           119,800  General Electric Co.                                                                                   2,337,298
             6,900  Illinois Tool Works, Inc.                                                                                230,391
            12,300  Ingersoll-Rand Co. - Class A                                                                             226,935
               600  Leggett & Platt, Inc.                                                                                     10,416
            14,600  Leucadia National Corp.                                                                                  391,864
             2,600  Pentair, Inc.                                                                                             71,864
               200  Teleflex, Inc.                                                                                            10,598
             3,700  Trinity Industries, Inc.                                                                                  62,456
             2,900  Tyco International, Ltd.                                                                                  73,312
                                                                                                                           3,567,515
E-Commerce/Services - 0.1%
             1,700  Expedia, Inc.*                                                                                            16,167
             1,050  IAC/InterActiveCorp*                                                                                      17,598
             5,200  Liberty Media Corp. - Interactive - Class A*                                                              25,376
                                                                                                                              59,141
Electric - Integrated - 4.9%
               100  Alliant Energy Corp.                                                                                       2,938
             4,200  Ameren Corp.                                                                                             136,290
             5,000  American Electric Power Company, Inc.                                                                    163,150
               500  CMS Energy Corp.                                                                                           5,125
             1,500  Consolidated Edison, Inc.                                                                                 64,980
               800  Constellation Energy Group, Inc.                                                                          19,368
             2,800  Dominion Resources, Inc.                                                                                 101,584
             1,700  DPL, Inc.                                                                                                 38,777
               724  Duke Energy Corp.                                                                                         11,859
               500  Edison International                                                                                      17,795
               500  Entergy Corp.                                                                                             39,025
             3,000  Exelon Corp.                                                                                             162,720
             5,700  FirstEnergy Corp.                                                                                        297,312
             7,100  FPL Group, Inc.                                                                                          335,404
               700  Great Plains Energy, Inc.                                                                                 13,608
             5,900  Hawaiian Electric Industries                                                                             157,058
               400  Integrys Energy Group, Inc.                                                                               19,040
             6,500  MDU Resources Group, Inc.                                                                                118,365
               400  Northeast Utilities Co.                                                                                    9,024
             1,600  NSTAR                                                                                                     52,880
             1,500  OGE Energy Corp.                                                                                          40,950
             3,200  PG&E Corp.                                                                                               117,344
             2,900  Pinnacle West Capital Corp.                                                                               91,785
               900  Progress Energy, Inc.                                                                                     35,433
             7,200  Puget Energy, Inc.                                                                                       168,696
             3,100  SCANA Corp.                                                                                              102,021
             6,200  Southern Co.                                                                                             212,908
             7,300  TECO Energy, Inc.                                                                                         84,242
             3,600  Wisconsin Energy Corp.                                                                                   156,600
             8,900  Xcel Energy, Inc.                                                                                        155,038
                                                                                                                           2,931,319
Electric Products - Miscellaneous - 0.1%
             3,400  Molex, Inc.                                                                                               48,994
Electronic Components - Miscellaneous - 0.3%
               800  Jabil Circuit, Inc.                                                                                        6,728
             7,775  Tyco Electronics, Ltd.                                                                                   151,146
               200  Vishay Intertechnology, Inc.*                                                                                862
                                                                                                                             158,736
Electronic Components - Semiconductors - 0.4%
             3,700  Advanced Micro Devices, Inc.*                                                                             12,950
             1,500  Cree, Inc.*                                                                                               29,445
             4,000  Intel Corp.                                                                                               64,000
             9,600  LSI Corp.*                                                                                                36,960
             7,300  QLogic Corp.*                                                                                             87,746
                                                                                                                             231,101
Electronic Design Automation - 0.1%
             2,700  Synopsys, Inc.*                                                                                           49,356
Electronic Parts Distributors - 0.1%
             1,100  Arrow Electronics, Inc.*                                                                                  19,195
               400  Avnet, Inc.*                                                                                               6,696
                                                                                                                              25,891
Electronics - Military - 0%
               300  L-3 Communications Holdings, Inc.                                                                         24,351
Engineering - Research and Development Services - 0.1%
             1,200  URS Corp.*                                                                                                35,268
Enterprise Software/Services - 0.1%
             1,900  CA, Inc.                                                                                                  33,820
Fiduciary Banks - 1.1%
            10,524  Bank of New York Mellon Corp.                                                                            343,082
             1,700  Northern Trust Corp.                                                                                      95,727
             4,800  State Street Corp.                                                                                       208,080
               900  Wilmington Trust Corp.                                                                                    25,974
                                                                                                                             672,863
Finance - Commercial - 0.1%
             7,700  CIT Group, Inc.                                                                                           31,878
Finance - Consumer Loans - 0%
               400  SLM Corp.*                                                                                                 4,268
Finance - Credit Card - 0.1%
               700  American Express Co.                                                                                      19,250
             1,100  Discover Financial Services                                                                               13,475
                                                                                                                              32,725
Finance - Investment Bankers/Brokers - 4.4%
            66,700  Citigroup, Inc.                                                                                          910,455
             5,900  Goldman Sachs Group, Inc.                                                                                545,750
             2,000  Jefferies Group, Inc.                                                                                     31,660
            21,200  JP Morgan Chase & Co.                                                                                    874,500
             6,200  Merrill Lynch & Company, Inc.                                                                            115,258
             4,800  Morgan Stanley Co.                                                                                        83,856
             2,000  Raymond James Financial, Inc.                                                                             46,580
                                                                                                                           2,608,059
Finance - Mortgage Loan Banker - 0%
             9,700  Fannie Mae*                                                                                                8,992
             1,100  Freddie Mac*                                                                                               1,133
                                                                                                                              10,125
Finance - Other Services - 0.3%
               100  CME Group, Inc.                                                                                           28,215
             2,100  Nasdaq Stock Market, Inc.*                                                                                68,166
             2,000  NYSE Euronext                                                                                             60,360
                                                                                                                             156,741
Financial Guarantee Insurance - 0.1%
             4,600  MBIA, Inc.*                                                                                               45,218
Food - Confectionery - 0.1%
               300  Hershey Foods Corp.                                                                                       11,172
             1,400  J.M. Smucker Co.                                                                                          62,384
                                                                                                                              73,556
Food - Meat Products - 0.3%
             2,700  Hormel Foods Corp.                                                                                        76,302
             2,100  Smithfield Foods, Inc.*                                                                                   22,092
             8,100  Tyson Foods, Inc. - Class A                                                                               70,794
                                                                                                                             169,188
Food - Miscellaneous/Diversified - 1.3%
               300  Campbell Soup Co.                                                                                         11,385
             3,500  ConAgra Foods, Inc.                                                                                       60,970
               900  Corn Products International, Inc.                                                                         21,888
             2,000  General Mills, Inc.                                                                                      135,480
             3,000  H.J. Heinz Co.                                                                                           131,460
             3,200  Kellogg Co.                                                                                              161,344
             8,652  Kraft Foods, Inc. - Class A                                                                              252,119
             2,300  Sara Lee Corp.                                                                                            25,714
                                                                                                                             800,360
Food - Retail - 0.7%
             6,900  Kroger Co.                                                                                               189,474
             9,500  Safeway, Inc.                                                                                            202,065
                                                                                                                             391,539
Forestry - 0.2%
             1,300  Plum Creek Timber Company, Inc.                                                                           48,464
             1,200  Weyerhaeuser Co.                                                                                          45,864
                                                                                                                              94,328
Funeral Services and Related Items - 0%
             2,000  Service Corporation International                                                                         13,800
Gas - Distribution - 0.7%
             1,200  Atmos Energy Corp.                                                                                        29,124
               500  CenterPoint Energy, Inc.                                                                                   5,760
             4,000  Energen Corp.                                                                                            134,280
             3,800  NiSource, Inc.                                                                                            49,248
             1,400  Sempra Energy Co.                                                                                         59,626
             4,500  UGI Corp.                                                                                                107,415
             2,400  Vectren Corp.                                                                                             60,480
                                                                                                                             445,933
Health Care Cost Containment - 0%
               600  McKesson Corp.                                                                                            22,074
Home Decoration Products - 0%
             1,800  Newell Rubbermaid, Inc.                                                                                   24,750
Hospital Beds and Equipment - 0%
               600  Hillenbrand Industries, Inc.                                                                              13,656
Hotels and Motels - 0%
               800  Orient-Express Hotel, Ltd. - Class A                                                                       9,840
             1,400  Wyndham Worldwide Corp.                                                                                   11,466
                                                                                                                              21,306
Human Resources - 0.2%
             3,300  Manpower, Inc.                                                                                           102,729
Independent Power Producer - 0.2%
             2,000  Dynegy, Inc. - Class A*                                                                                    7,280
             1,100  NRG Energy, Inc.*                                                                                         25,575
            14,900  Reliant Energy, Inc.*                                                                                     78,225
                                                                                                                             111,080
Instruments - Scientific - 0.4%
               900  PerkinElmer, Inc.                                                                                         16,146
             4,900  Thermo Fisher Scientific, Inc.*                                                                          198,940
                                                                                                                             215,086
Insurance Brokers - 0.3%
             1,500  Aon Corp.                                                                                                 63,450
               200  Erie Indemnity Co. - Class A                                                                               7,438
             3,800  Marsh & McLennan Companies, Inc.                                                                         111,416
                                                                                                                             182,304
Internet Security - 0.2%
            10,100  Symantec Corp.*                                                                                          127,058
Investment Companies - 0.1%
             2,000  Allied Capital Corp.                                                                                      14,600
             2,900  American Capital Strategies, Ltd.                                                                         40,745
                                                                                                                              55,345
Investment Management and Advisory Services - 0.4%
               500  Ameriprise Financial, Inc.                                                                                10,800
               400  BlackRock, Inc.                                                                                           52,536
               600  Franklin Resources, Inc.                                                                                  40,800
             4,400  Invesco, Ltd. (U.S. Shares)                                                                               65,604
             2,700  Legg Mason, Inc.                                                                                          59,913
                                                                                                                             229,653
Life and Health Insurance - 1.1%
             1,100  Conseco, Inc.*                                                                                             2,046
             1,579  Lincoln National Corp.                                                                                    27,222
               500  Nationwide Financial Services, Inc. - Class A                                                             23,655
             7,800  Principal Financial Group, Inc.                                                                          148,122
             7,300  Protective Life Corp.                                                                                     60,955
             6,700  Prudential Financial, Inc.                                                                               201,000
             2,100  StanCorp Financial Group, Inc.                                                                            71,568
             1,500  Torchmark Corp.                                                                                           62,655
             3,400  UnumProvident Corp.                                                                                       53,550
                                                                                                                             650,773
Linen Supply and Related Items - 0%
             1,100  Cintas Corp.                                                                                              26,070
Machine Tools and Related Products - 0.1%
               700  Lincoln Electric Holdings, Inc.                                                                           30,205
Machinery - Construction and Mining - 0.1%
             1,700  Terex Corp.*                                                                                              28,373
Machinery - Farm - 0%
               800  AGCO Corp.*                                                                                               25,216
Machinery - General Industrial - 0.1%
             1,200  Gardner Denver Machinery, Inc.*                                                                           30,744
Machinery - Pumps - 0.1%
               800  Flowserve Corp.                                                                                           45,536
Medical - Biomedical and Genetic - 0.9%
             6,900  Amgen, Inc.*                                                                                             413,241
               600  Charles River Laboratories International, Inc.*                                                           21,498
               400  ImClone Systems, Inc.*                                                                                    27,504
             2,800  Invitrogen Corp.*                                                                                         80,612
                                                                                                                             542,855
Medical - Drugs - 5.3%
             8,700  Eli Lilly and Co.                                                                                        294,234
             6,200  Forest Laboratories, Inc.*                                                                               144,026
            12,700  King Pharmaceuticals, Inc.*                                                                              111,633
            21,100  Merck & Company, Inc.                                                                                    653,045
            96,200  Pfizer, Inc.                                                                                           1,703,702
             8,700  Wyeth                                                                                                    279,966
                                                                                                                           3,186,606
Medical - Generic Drugs - 0.2%
               800  Barr Pharmaceuticals, Inc.*                                                                               51,408
             7,000  Mylan Laboratories, Inc.*                                                                                 59,990
                                                                                                                             111,398
Medical - HMO - 0.5%
             1,300  Aetna, Inc.                                                                                               32,331
             3,100  CIGNA Corp.                                                                                               50,530
               700  Coventry Health Care, Inc.*                                                                                9,233
               600  Health Net, Inc.*                                                                                          7,728
               500  Humana, Inc.*                                                                                             14,795
             6,200  UnitedHealth Group, Inc.                                                                                 147,126
               900  WellPoint, Inc.*                                                                                          34,983
                                                                                                                             296,726
Medical - Hospitals - 0.2%
             1,900  Community Health Care Corp.*                                                                              38,950
             2,800  Health Management Associates, Inc. - Class A*                                                              5,880
               800  LifePoint Hospitals, Inc.*                                                                                19,176
             4,100  Tenet Healthcare Corp.*                                                                                   17,958
               700  Universal Health Services, Inc. - Class B                                                                 29,428
                                                                                                                             111,392
Medical - Wholesale Drug Distributors - 0.2%
             1,400  AmerisourceBergen Corp.                                                                                   43,778
             1,400  Cardinal Health, Inc.                                                                                     53,480
                                                                                                                              97,258
Medical Information Systems - 0%
               400  IMS Health, Inc.                                                                                           5,736
Medical Instruments - 0.2%
            16,300  Boston Scientific Corp.*                                                                                 147,189
Medical Products - 2.1%
             5,875  Covidien, Ltd.                                                                                           260,204
             1,400  Hospira, Inc.*                                                                                            38,948
            14,800  Johnson & Johnson                                                                                        907,832
             1,600  Zimmer Holdings, Inc.*                                                                                    74,288
                                                                                                                           1,281,272
Metal - Aluminum - 0%
             1,100  Alcoa, Inc.                                                                                               12,661
               200  Century Aluminum Co.*                                                                                      2,514
                                                                                                                              15,175
Metal - Diversified - 0.4%
             8,605  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                           250,406
Metal Processors and Fabricators - 0%
             1,400  Timken Co.                                                                                                22,232
Miscellaneous Manufacturing - 0%
               800  Aptargroup, Inc.                                                                                          24,256
Motion Pictures and Services - 0%
               335  Ascent Media Corp. - Class A *                                                                             8,472
Multi-Line Insurance - 2.2%
             2,400  Allstate Corp.                                                                                            63,336
             3,500  American Financial Group, Inc.                                                                            79,555
             8,000  American International Group, Inc.*                                                                       15,280
             9,600  Assurant, Inc.                                                                                           244,608
               400  Cincinnati Financial Corp.                                                                                10,396
             3,500  Genworth Financial, Inc. - Class A                                                                        16,940
             2,300  Hanover Insurance Group, Inc.                                                                             90,275
             1,400  Hartford Financial Services Group, Inc.                                                                   14,448
               800  HCC Insurance Holdings, Inc.                                                                              17,648
            18,400  Loews Corp.                                                                                              611,064
             3,000  MetLife, Inc.                                                                                             99,660
             2,700  Old Republic International Corp.                                                                          24,867
               700  XL Capital, Ltd. - Class A                                                                                 6,790
                                                                                                                           1,294,867
Multimedia - 1.7%
             4,600  McGraw-Hill Companies, Inc.                                                                              123,464
            38,500  News Corporation, Inc. - Class A                                                                         409,640
             5,300  Time Warner, Inc.                                                                                         53,477
             2,400  Viacom, Inc. - Class B*                                                                                   48,528
            14,200  Walt Disney Co.                                                                                          367,780
                                                                                                                           1,002,889
Non-Hazardous Waste Disposal - 0.2%
             6,900  Allied Waste Industries, Inc.*                                                                            71,898
               300  Republic Services, Inc.                                                                                    7,110
             2,100  Waste Management, Inc.                                                                                    65,583
                                                                                                                             144,591
Office Supplies and Forms - 0.1%
             1,400  Avery Dennison Corp.                                                                                      49,028
Oil - Field Services - 0.3%
             6,200  BJ Services Co.                                                                                           79,670
               500  Exterran Holdings, Inc.*                                                                                  11,205
             1,600  Helix Energy Solutions Group, Inc.*                                                                       16,896
             3,100  Key Energy Services, Inc.*                                                                                19,220
               300  Oil States International, Inc.*                                                                            6,939
               200  SEACOR Holdings, Inc.*                                                                                    13,434
                                                                                                                             147,364
Oil and Gas Drilling - 0.6%
               400  ENSCO International, Inc.                                                                                 15,204
             2,200  Helmerich & Payne, Inc.                                                                                   75,482
             3,100  Hercules Offshore, Inc.*                                                                                  22,599
             9,700  Nabors Industries, Ltd.*                                                                                 139,486
             2,700  Patterson-UTI Energy, Inc.                                                                                35,829
             2,100  Pride International, Inc.*                                                                                39,459
             2,200  Rowan Companies, Inc.                                                                                     39,908
               200  Unit Corp.*                                                                                                7,508
                                                                                                                             375,475
Oil Companies - Exploration and Production - 2.7%
             6,400  Anadarko Petroleum Corp.                                                                                 225,920
             2,000  Apache Corp.                                                                                             164,660
             2,900  Cabot Oil & Gas Corp.                                                                                     81,403
             4,800  Chesapeake Energy Corp.                                                                                  105,456
             2,800  Cimarex Energy Co.                                                                                       113,288
             1,800  Devon Energy Corp.                                                                                       145,548
               700  Encore Acquisition Co.*                                                                                   21,805
               700  EOG Resources, Inc.                                                                                       56,644
             2,500  Forest Oil Corp.*                                                                                         73,025
             2,700  Mariner Energy, Inc.*                                                                                     38,853
             2,500  Newfield Exploration Co.*                                                                                 57,450
             1,900  Noble Energy, Inc.                                                                                        98,458
               200  Petrohawk Energy Corp.*                                                                                    3,790
             1,300  Pioneer Natural Resources Co.                                                                             36,179
               700  Plains Exploration & Production Co.*                                                                      19,740
             2,900  Questar Corp.                                                                                             99,934
               700  St. Mary Land & Exploration Co.                                                                           17,423
             7,400  XTO Energy, Inc.                                                                                         266,030
                                                                                                                           1,625,606
Oil Companies - Integrated - 10.0%
            17,800  Chevron Corp.                                                                                          1,327,880
            14,993  ConocoPhillips                                                                                           779,936
            49,200  Exxon Mobil Corp.                                                                                      3,646,704
             9,000  Marathon Oil Corp.                                                                                       261,900
                                                                                                                           6,016,420
Oil Refining and Marketing - 0.3%
               400  Sunoco, Inc.                                                                                              12,200
             8,500  Valero Energy Corp.                                                                                      174,930
                                                                                                                             187,130
Paper and Related Products - 0.1%
               500  International Paper Co.                                                                                    8,610
             1,100  MeadWestvaco Corp.                                                                                        15,433
             1,000  Rayonier, Inc.                                                                                            33,080
                                                                                                                              57,123
Pharmacy Services - 0%
             1,000  Omnicare, Inc.                                                                                            27,570
Physical Practice Management - 0%
               300  Pediatrix Medical Group, Inc.*                                                                            11,595
Pipelines - 0.4%
               100  El Paso Corp.                                                                                                970
             1,800  National Fuel Gas Co.                                                                                     65,142
             5,800  ONEOK, Inc.                                                                                              185,020
               600  Spectra Energy Corp.                                                                                      11,598
                                                                                                                             262,730
Power Converters and Power Supply Equipment - 0%
               400  Hubbell, Inc. - Class A                                                                                   14,348
Printing - Commercial - 0%
             1,000  R.R. Donnelley & Sons Co.                                                                                 16,570
Property and Casualty Insurance - 1.3%
               108  Alleghany Corp.*                                                                                          30,456
             2,100  Chubb Corp.                                                                                              108,822
             6,700  Fidelity National Title Group, Inc. - Class A                                                             60,367
             2,400  First American Corp.                                                                                      48,984
               100  Markel Corp.*                                                                                             35,084
               100  Mercury General Corp.                                                                                      5,137
             1,200  Philadelphia Consolidated Holding Corp.*                                                                  70,188
             6,900  Progressive Corp.                                                                                         98,463
             6,200  Travelers Companies, Inc.                                                                                263,810
             2,800  W. R. Berkley Corp.                                                                                       73,556
                                                                                                                             794,867
Publishing - Newspapers - 0.2%
             6,200  New York Times Co. - Class A                                                                              62,000
               100  Washington Post Co. - Class B                                                                             42,680
                                                                                                                             104,680
Quarrying - 0.2%
             2,100  Vulcan Materials Co.                                                                                     113,988
Real Estate Management/Services - 0.1%
             4,700  CB Richard Ellis Group, Inc. - Class A*                                                                   32,947
               300  Jones Lang LaSalle, Inc.                                                                                   9,876
                                                                                                                              42,823
Real Estate Operating/Development - 0%
               400  St. Joe Co.*                                                                                              12,368
Reinsurance - 0.6%
             2,000  Allied World Assurance Holdings, Ltd.                                                                     64,140
               300  Axis Capital Holdings, Ltd.                                                                                8,544
             2,900  Endurance Specialty Holdings, Ltd.                                                                        87,696
               800  Everest Re Group, Ltd.                                                                                    59,760
             1,300  PartnerRe, Ltd.                                                                                           87,997
               300  Reinsurance Group of America, Inc.                                                                        11,202
             1,500  RenaissanceRe Holdings, Ltd.                                                                              68,850
                                                                                                                             388,189
REIT - Apartments - 0.7%
             3,925  Apartment Investment & Management Co. - Class A                                                           57,423
               400  Avalonbay Communities, Inc.                                                                               28,408
             1,000  BRE Properties, Inc. - Class A                                                                            34,810
               400  Camden Property Trust, Inc.                                                                               13,484
             2,500  Equity Residential                                                                                        87,325
               700  Essex Property Trust, Inc.                                                                                68,110
             6,300  UDR, Inc.                                                                                                124,488
                                                                                                                             414,048
REIT - Diversified - 0.4%
             8,200  CapitalSource, Inc.                                                                                       60,680
               400  Digital Realty Trust, Inc.                                                                                13,392
             3,800  Duke Realty Corp.                                                                                         53,618
             4,000  Liberty Property Trust                                                                                    95,400
               100  Vornado Realty Trust                                                                                       7,055
                                                                                                                             230,145
REIT - Health Care - 0.9%
             5,100  HCP, Inc.                                                                                                152,643
             3,600  Heath Care REIT, Inc.                                                                                    160,236
             4,000  Nationwide Health Properties, Inc.                                                                       119,360
             2,900  Ventas, Inc.                                                                                             104,574
                                                                                                                             536,813
REIT - Hotels - 0%
               900  Hospitality Properties Trust                                                                               9,135
REIT - Mortgage - 0.2%
             7,700  Annaly Mortgage Management, Inc.                                                                         107,030
REIT - Office Property - 0.5%
             1,500  Alexandria Real Estate Equities, Inc.                                                                    104,280
               900  Boston Properties, Inc.                                                                                   63,792
               200  Brandywine Realty Trust, Inc.                                                                              1,728
             1,400  Douglas Emmett, Inc.                                                                                      21,140
             1,500  Kilroy Realty Corp.                                                                                       48,225
             2,200  Mack-Cali Realty Corp.                                                                                    49,984
                                                                                                                             289,149
REIT - Regional Malls - 0%
             1,400  CBL & Associates Properties                                                                               12,922
REIT - Shopping Centers - 0.3%
               300  Developers Diversified Realty Corp.                                                                        3,951
               400  Federal Realty Investment Trust                                                                           24,508
             1,400  Kimco Realty Corp.                                                                                        31,612
             1,600  Regency Centers Corp.                                                                                     63,136
             2,600  Weingarten Realty Investors                                                                               53,170
                                                                                                                             176,377
REIT - Storage - 0.4%
             3,200  Public Storage                                                                                           260,800
REIT - Warehouse/Industrial - 0.4%
             3,400  AMB Property Corp.                                                                                        81,702
             9,400  ProLogis                                                                                                 131,600
                                                                                                                             213,302
Rental Auto/Equipment - 0.1%
             9,200  Hertz Global Holdings, Inc.*                                                                              66,148
Retail - Apparel and Shoe - 0.1%
               200  American Eagle Outfitters, Inc.                                                                            2,224
               500  AnnTaylor Stores Corp.*                                                                                    6,285
             1,000  Foot Locker, Inc.                                                                                         14,620
             2,000  Gap, Inc.                                                                                                 25,880
             1,700  Limited, Inc.                                                                                             20,366
                                                                                                                              69,375
Retail - Auto Parts - 0%
               300  O'Reilly Automotive, Inc.*                                                                                 8,133
Retail - Automobile - 0%
             1,700  Auto Nation, Inc.*                                                                                        11,679
Retail - Bedding - 0.1%
             1,300  Bed Bath & Beyond, Inc.*                                                                                  33,501
Retail - Building Products - 1.0%
            14,000  Home Depot, Inc.                                                                                         330,260
            12,500  Lowe's Companies, Inc.                                                                                   271,250
                                                                                                                             601,510
Retail - Consumer Electronics - 0%
               100  RadioShack Corp.                                                                                           1,266
Retail - Discount - 0.9%
             1,600  BJ's Wholesale Club, Inc.*                                                                                56,320
             1,200  Family Dollar Stores, Inc.                                                                                32,292
               240  HSN, Inc.*                                                                                                 1,476
               500  Target Corp.                                                                                              20,060
             8,000  Wal-Mart Stores, Inc.                                                                                    446,480
                                                                                                                             556,628
Retail - Drug Store - 0.3%
             5,000  CVS/Caremark Corp.                                                                                       153,250
Retail - Jewelry - 0%
               900  Signet Jewelers Ltd.                                                                                       9,162
Retail - Mail Order - 0%
               700  Williams-Sonoma, Inc.                                                                                      5,796
Retail - Major Department Stores - 0.1%
             3,100  J.C. Penney Company, Inc.                                                                                 74,152
               200  Sears Holdings Corp.*                                                                                     11,548
                                                                                                                              85,700
Retail - Office Supplies - 0.3%
             7,100  Office Depot, Inc.*                                                                                       25,560
             6,500  Staples, Inc.                                                                                            126,295
                                                                                                                             151,855
Retail - Regional Department Stores - 0.1%
               600  Kohl's Corp.*                                                                                             21,078
             1,100  Macy's, Inc.                                                                                              13,519
                                                                                                                              34,597
Retail - Restaurants - 0%
               400  McDonald's Corp.                                                                                          23,172
Rubber - Tires - 0.1%
             4,000  Goodyear Tire & Rubber Co.*                                                                               35,680
Savings/Loan/Thrifts - 1.2%
             4,600  Astoria Financial Corp.                                                                                   87,492
            14,400  Hudson City Bancorp, Inc.                                                                                270,864
             8,200  New York Community Bancorp, Inc.                                                                         128,412
             8,900  People's United Financial, Inc.                                                                          155,750
             2,800  Washington Federal, Inc.                                                                                  49,336
                                                                                                                             691,854
Schools - 0%
             1,300  Career Education Corp.*                                                                                   20,553
Semiconductor Equipment - 0.1%
               600  Novellus Systems, Inc.*                                                                                    9,480
             6,400  Teradyne, Inc.*                                                                                           32,640
                                                                                                                              42,120
Steel - Producers - 0.2%
               200  Carpenter Technology Corp.                                                                                 3,620
             1,500  Nucor Corp.                                                                                               60,765
             1,100  Reliance Steel & Aluminum Co.                                                                             27,544
             3,600  Steel Dynamics, Inc.                                                                                      42,912
               100  United States Steel Corp.                                                                                  3,688
                                                                                                                             138,529
Super-Regional Banks - 5.3%
            62,700  Bank of America Corp.                                                                                  1,515,459
             1,700  Capital One Financial Corp.                                                                               66,504
               500  Comerica, Inc.                                                                                            13,795
             1,300  Fifth Third Bancorp                                                                                       14,105
             1,800  Huntington Bancshares, Inc.                                                                               17,010
             3,000  KeyCorp                                                                                                   36,690
             2,783  PNC Bank Corp.                                                                                           185,543
             1,300  SunTrust Banks, Inc.                                                                                      52,182
            20,200  U.S. Bancorp                                                                                             602,162
            11,584  Wachovia Corp.                                                                                            74,253
            18,000  Wells Fargo & Co.                                                                                        612,900
                                                                                                                           3,190,603
Telecommunication Equipment - Fiber Optics - 0%
             2,100  JDS Uniphase Corporation*                                                                                 11,466
Telecommunication Services - 0%
               200  Amdocs, Ltd. (U.S. Shares)*                                                                                4,512
Telephone - Integrated - 5.0%
            77,910  AT&T, Inc.                                                                                             2,085,651
               500  CenturyTel, Inc.                                                                                          12,555
             1,300  Citizens Communications Co.                                                                                9,893
             4,000  Sprint Nextel Corp.*                                                                                      12,520
            28,744  Verizon Communications, Inc.                                                                             852,834
             3,737  Windstream Corp.                                                                                          28,065
                                                                                                                           3,001,518
Textile - Home Furnishings - 0%
               500  Mohawk Industries, Inc.*                                                                                  24,190
Tobacco - 0.6%
             4,800  Altria Group, Inc.                                                                                        92,112
               400  Lorillard, Inc.                                                                                           26,344
             4,200  Reynolds American, Inc.                                                                                  205,632
               900  UST, Inc.                                                                                                 60,831
                                                                                                                             384,919
Tools - Hand Held - 0.2%
               100  Black & Decker Corp.                                                                                       5,062
             2,800  Snap-On, Inc.                                                                                            103,460
               300  Stanley Works                                                                                              9,822
                                                                                                                             118,344
Toys - 0.3%
             4,500  Hasbro, Inc.                                                                                             130,815
             4,300  Mattel, Inc.                                                                                              64,586
                                                                                                                             195,401
Transportation - Equipment and Leasing - 0.1%
             1,300  GATX Corp.                                                                                                37,115
Transportation - Marine - 0.2%
               500  Alexander & Baldwin, Inc.                                                                                 15,950
               800  Overseas Shipholding Group, Inc.                                                                          30,064
             1,200  Tidewater, Inc.                                                                                           52,332
                                                                                                                              98,346
Transportation - Railroad - 0.3%
             1,700  Kansas City Southern*                                                                                     52,479
             2,300  Norfolk Southern Corp.                                                                                   137,862
                                                                                                                             190,341
Transportation - Services - 0.6%
             3,100  FedEx Corp.                                                                                              202,647
             3,200  Ryder System, Inc.                                                                                       126,784
                                                                                                                             329,431
Transportation - Truck - 0.1%
             1,800  Con-Way, Inc.                                                                                             61,272
Travel Services - 0%
               140  Interval Leisure Group, Inc.*                                                                              1,016
Vitamins and Nutrition Products - 0%
               300  NBTY, Inc.*                                                                                                7,011
Water - 0%
               600  American Water Works Co., Inc.                                                                            12,168
               200  Aqua America, Inc.                                                                                         3,600
                                                                                                                              15,768
Water Treatment Systems - 0%
               100  Nalco Holding Co.                                                                                          1,412
Wireless Equipment - 0.2%
             4,300  Crown Castle International Corp.*                                                                         91,031
             6,200  Motorola, Inc.                                                                                            33,294
                                                                                                                             124,325
X-Ray Equipment - 0%
             1,200  Hologic, Inc.*                                                                                            14,688
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $71,329,255)                                                                                     55,397,943
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 7.6%
         4,589,000  Janus Institutional Money Market Fund - Institutional Shares, 1.09% (cost $4,589,000)                  4,589,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $75,918,255) - 100%                                                                        $59,986,943
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                       As of October 31, 2008 (unaudited)

                                                                 % of Investment
Country                                              Value          Securities
--------------------------------------------------------------------------------
Bermuda                                     $        1,366,561             2.3%
Cayman Islands                                           6,790             0.0%
Guernsey                                                 4,512             0.0%
Liberia                                                 14,916             0.0%
Panama                                                  50,800             0.1%
Puerto Rico                                             90,440             0.2%
United States++                                     58,452,924            97.4%
--------------------------------------------------------------------------------
Total                                       $       59,986,943           100.0%

++Includes Short-Term Securities (89.8% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                         Level 1 - Quoted   Level 2 - Other Significant    Level 3 - Significant
                                                              Prices             Observable Inputs          Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser INTECH Risk-Managed Value Fund               $55,397,943              $4,589,000                      $-
----------------------------------------------------------------------------------------------------------------------------------

Janus Adviser International Equity Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.3%
Agricultural Chemicals - 8.0%
            29,420  Monsanto Co.                                                                                        $  2,617,792
            27,705  Mosaic Co.                                                                                             1,091,854
            31,092  Potash Corporation of Saskatchewan, Inc.                                                               2,647,774
             5,555  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   473,619
             7,292  Syngenta A.G.                                                                                          1,360,457
            40,575  Yara International A.S.A.                                                                                847,799
                                                                                                                           9,039,295
Agricultural Operations - 2.4%
            28,015  Bunge, Ltd.                                                                                            1,076,056
         2,421,375  Chaoda Modern Agriculture Holdings, Ltd.                                                               1,655,221
                                                                                                                           2,731,277
Apparel Manufacturers - 3.4%
           683,100  Esprit Holdings, Ltd.                                                                                  3,834,997
Brewery - 2.7%
            75,646  InBev N.V.                                                                                             3,049,539
Building and Construction - Miscellaneous - 0.7%
           123,505  Murray & Roberts Holdings, Ltd.                                                                          844,033
Building Products - Air and Heating - 1.1%
            55,000  Daikin Industries, Ltd.                                                                                1,236,356
Cable Television - 1.2%
             2,072  Jupiter Telecommunications Company, Ltd.                                                               1,392,939
Chemicals - Diversified - 1.2%
            32,694  K+S A.G.                                                                                               1,303,675
Chemicals - Specialty - 2.3%
         4,015,000  Huabao International Holdings Limited                                                                  2,576,418
Commercial Banks - 0.8%
            54,440  Standard Chartered PLC                                                                                   903,647
Commercial Services - 0.5%
               521  SGS Societe Generale de Surveillance Holding S.A.                                                        514,762
Computers - 2.9%
            63,675  Research In Motion, Ltd. (U.S. Shares)*                                                                3,211,130
Computers - Peripheral Equipment - 0.5%
            34,205  Logitech International S.A.*                                                                             514,751
Consulting Services - 0.8%
            26,565  Bereau Veritas S.A.                                                                                      951,263
Distribution/Wholesale - 3.2%
            42,695  IMS International Metal Service                                                                          752,221
         1,424,000  Li & Fung, Ltd.                                                                                        2,863,396
                                                                                                                           3,615,617
Diversified Minerals - 3.9%
            61,695  BHP Billiton PLC                                                                                       1,046,804
           158,590  Companhia Vale do Rio Doce (ADR)                                                                       2,080,701
            73,249  Xstrata PLC                                                                                            1,245,920
                                                                                                                           4,373,425
Diversified Operations - 1.1%
           536,000  China Merchants Holdings International Company, Ltd.                                                   1,267,436
Electric - Distribution - 1.0%
           203,810  Equatorial Energia S.A.                                                                                1,142,842
Electronic Connectors - 2.6%
            33,500  Hirose Electric Company, Ltd.                                                                          2,929,194
Electronic Measuring Instruments - 1.7%
             9,700  Keyence Corp.                                                                                          1,873,573
Enterprise Software/Services - 3.3%
            71,800  Nomura Research Institute, Ltd.                                                                        1,168,262
            72,657  SAP A.G.                                                                                               2,604,023
                                                                                                                           3,772,285
Extended Service Contracts - 1.5%
            80,093  Homeserve PLC                                                                                          1,637,560
Finance - Investment Bankers/Brokers - 1.0%
           121,500  Nomura Holdings, Inc.                                                                                  1,129,940
Finance - Other Services - 2.7%
           218,464  ICAP PLC                                                                                               1,087,231
           424,625  IG Group Holdings PLC                                                                                  1,973,580
                                                                                                                           3,060,811
Food - Catering - 0.6%
         1,216,275  FU JI Food & Catering Services                                                                           655,556
Food - Miscellaneous/Diversified - 1.5%
            43,282  Nestle S.A.                                                                                            1,687,691
Food - Retail - 5.0%
           512,952  Jeronimo Martins                                                                                       2,639,931
           536,591  Tesco PLC                                                                                              2,932,491
                                                                                                                           5,572,422
Food - Wholesale/Distribution - 0.4%
           588,000  Olam International Ltd.                                                                                  511,001
Insurance Brokers - 1.1%
           787,400  Tempo Participacoes S.A.*                                                                              1,200,194
Internet Security - 1.1%
            49,000  Trend Micro, Inc.                                                                                      1,213,174
Investment Companies - 2.1%
           415,976  Man Group PLC                                                                                          2,386,364
Investment Management and Advisory Services - 0.9%
           298,600  GP Investments, Ltd. (BDR)*                                                                              993,035
Medical - Drugs - 4.2%
            48,749  Grifols S.A.                                                                                             972,548
            24,199  Roche Holding A.G.                                                                                     3,705,317
                                                                                                                           4,677,865
Mining Services - 0.7%
           163,910  New World Resources NV.                                                                                  809,245
Multi-Line Insurance - 0.6%
            25,435  Vienna Insurance Group                                                                                   694,674
Oil - Field Services - 1.2%
           129,991  Petrofac, Ltd.                                                                                           902,219
             9,275  Schlumberger, Ltd. (U.S. Shares)                                                                         479,054
                                                                                                                           1,381,273
Oil Companies - Integrated - 1.4%
            59,920  Petroleo Brasileiro S.A. (ADR)                                                                         1,611,249
Oil Field Machinery and Equipment - 1.4%
           221,444  Wellstream Holdings PLC                                                                                1,544,835
Optical Supplies - 0.4%
             4,750  Alcon, Inc. (U.S. Shares)                                                                                418,570
Real Estate Management/Services - 4.1%
            51,800  Daito Trust Construction Company, Ltd.                                                                 2,176,648
           317,441  LPS Brasil - Consultoria de Imoveis S.A.                                                               1,194,986
            71,000  Mitsubishi Estate Company, Ltd.                                                                        1,250,032
                                                                                                                           4,621,666
Real Estate Operating/Development - 5.3%
         1,232,935  CapitaLand, Ltd.                                                                                       2,436,029
         1,464,000  Hang Lung Properties, Ltd.                                                                             3,537,544
                                                                                                                           5,973,573
Retail - Apparel and Shoe - 4.9%
            73,645  Hennes & Mauritz A.B. - Class B                                                                        2,660,804
            83,063  Industria de Diseno Textil S.A.                                                                        2,805,817
                                                                                                                           5,466,621
Retail - Consumer Electronics - 1.2%
            25,330  Yamada Denki Company, Ltd.                                                                             1,372,904
Retail - Restaurants - 0.4%
         1,082,000  Ajisen China Holdings, Ltd.                                                                              459,958
Schools - 2.0%
         5,802,000  Raffles Education Corp., Ltd.                                                                          2,211,953
Steel Pipe and Tube - 1.3%
            12,565  Vallourec                                                                                              1,412,846
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $159,808,191)                                                                                   103,783,434
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Investment Companies - 0.4%
            51,274  Bradespar S.A. (cost $674,515)                                                                           464,190
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.2%
                30  S&P 500 Index
                     expires December 2008
                     exercise price $1,000.00
                     (premiums paid $171,090)                                                                                259,410
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 7.1%
         7,958,000  Janus Institutional Money Market Fund - Institutional Shares, 1.09% (cost $7,958,000)                  7,958,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $168,611,796) - 100%                                                                      $112,465,034
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Austria                                     $          694,674              0.6%
Belgium                                              3,049,540              2.7%
Bermuda                                             11,343,902             10.1%
Brazil                                               7,694,161              6.8%
Canada                                               6,332,524              5.6%
Cayman Islands                                       2,770,734              2.5%
France                                               3,116,330              2.8%
Germany                                              3,907,698              3.5%
Hong Kong                                            4,804,980              4.3%
Japan                                               15,743,021             14.0%
Jersey                                                 902,220              0.8%
Netherlands                                            809,245              0.7%
Netherlands Antilles                                   479,054              0.4%
Norway                                                 847,799              0.8%
Portugal                                             2,639,931              2.3%
Singapore                                            5,158,983              4.6%
South Africa                                           844,033              0.7%
Spain                                                3,778,365              3.4%
Sweden                                               2,660,804              2.4%
Switzerland                                          8,201,548              7.3%
United Kingdom                                      14,758,432             13.1%
United States ++                                    11,927,056             10.6%
--------------------------------------------------------------------------------
Total                                       $      112,465,034            100.0%
                                            ==================            ======

++ Includes Short-Term Securities (3.5% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

BDR           Brazilian Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of October 31, 2008)

                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser International Equity Fund               $9,627,485                     $ 102,578,139                         $ -
Investments in Purchased Options:
Janus Adviser International Equity Fund                                                    259,410

Janus Adviser International Forty Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock 89.8%
Agricultural Chemicals - 8.9%
               270  CF Industries Holdings, Inc.                                                                          $   17,331
               210  Monsanto Co.                                                                                              18,686
               948  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)**                                                  80,825
               103  Syngenta A.G.                                                                                             19,217
                                                                                                                             136,059
Agricultural Operations - 5.2%
               395  Bunge, Ltd.                                                                                               15,172
            94,000  Chaoda Modern Agriculture Holdings, Ltd.                                                                  64,256
                                                                                                                              79,428
Apparel Manufacturers - 8.6%
            18,900  Esprit Holdings, Ltd.                                                                                    106,106
            22,000  Ports Design, Ltd.                                                                                        25,109
                                                                                                                             131,215
Brewery - 2.6%
               982  InBev N.V.                                                                                                39,588
Building - Mobile Home and Manufactured Homes - 1.2%
             1,010  Maisons France Confort                                                                                    17,466
Building and Construction - Miscellaneous - 1.7%
             3,762  Murray & Roberts Holdings, Ltd.                                                                           25,709
Chemicals - Diversified - 3.4%
             2,763  Israel Chemicals, Ltd.                                                                                    27,546
               617  K+S A.G.                                                                                                  24,603
                                                                                                                              52,149
Chemicals - Specialty - 2.5%
            60,000  Huabao International Holdings Limited                                                                     38,502
Coal - 0.6%
            49,500  Bumi Resourcesoo                                                                                           8,972
Computers - 3.6%
             1,075  Research In Motion, Ltd. (U.S. Shares)*                                                                   54,212
Computers - Peripheral Equipment - 0.5%
               480  Logitech International S.A.*                                                                               7,224
Consulting Services - 0.8%
               346  Bereau Veritas S.A.                                                                                       12,390
Distribution/Wholesale - 2.9%
            22,000  Li & Fung, Ltd.                                                                                           44,238
Diversified Minerals - 4.4%
             3,615  Companhia Vale do Rio Doce (ADR)                                                                          47,428
             1,124  Xstrata PLC                                                                                               19,119
                                                                                                                              66,547
Diversified Operations - 1.2%
             8,000  China Merchants Holdings International Company, Ltd.                                                      18,917
Electric - Distribution - 2.0%
             5,360  Equatorial Energia S.A.                                                                                   30,056
Electronic Connectors - 0.6%
               100  Hirose Electric Company, Ltd.                                                                              8,744
Enterprise Software/Services - 1.3%
               560  SAP A.G.                                                                                                  20,070
Finance - Investment Bankers/Brokers - 0.9%
               155  Goldman Sachs Group, Inc.                                                                                 14,338
Finance - Other Services - 2.2%
             5,277  BM&F Bovespa S.A.*                                                                                        14,113
             1,300  Hong Kong Exchanges & Clearing, Ltd.                                                                      13,290
             1,190  JSE LTD                                                                                                    6,169
                                                                                                                              33,572
Food - Catering - 0.9%
            24,000  FU JI Food & Catering Services Holdings, Ltd.                                                             12,936
Food - Retail - 2.8%
             8,252  Jeronimo Martins                                                                                          42,469
Insurance Brokers - 4.3%
            43,365  Tempo Participacoes S.A.*                                                                                 66,099
Investment Companies - 1.2%
             3,302  Man Group PLC                                                                                             18,943
Investment Management and Advisory Services - 3.7%
            16,705  GP Investments, Ltd. (BDR)*                                                                               55,555
Life and Health Insurance - 0.4%
               500  Ondontoprev S.A.                                                                                           6,443
Medical - Drugs - 1.3%
             1,025  Grifols S.A.                                                                                              20,449
Oil Companies - Integrated - 1.4%
               810  Petroleo Brasileiro S.A. (ADR)                                                                            21,781
Oil Field Machinery and Equipment - 1.3%
             2,923  Wellstream Holdings PLC                                                                                   20,391
Real Estate Management/Services - 1.3%
             5,400  LPS Brasil - Consultoria de Imoveis S.A.                                                                  20,328
Real Estate Operating/Development - 2.0%
             9,000  CapitaLand, Ltd.                                                                                          17,782
             2,600  Cyrela Brazil Realty S.A.                                                                                 12,730
                                                                                                                              30,512
Retail - Apparel and Shoe - 5.0%
               960  Hennes & Mauritz A.B. - Class B                                                                           34,685
             1,216  Industria de Diseno Textil S.A.                                                                           41,076
                                                                                                                              75,761
Retail - Restaurants - 3.0%
           106,000  Ajisen China Holdings, Ltd.                                                                               45,061
Schools - 3.7%
             2,400  Estacio Participacoes S.A.                                                                                15,353
           106,000  Raffles Education Corp. Ltd.                                                                              40,412
                                                                                                                              55,765
Steel Pipe and Tube - 1.3%
               182  Vallourec                                                                                                 20,465
Transportation - Railroad - 1.1%
             3,489  All America Latina Logistica (GDR)                                                                        16,277
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,185,651)                                                                                       1,368,631
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Investment Companies - 0.4%
               585  Bradespar S.A. (cost $7,696)                                                                               5,296
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.3%
                 6  Potash Corporation of Saskatchewan, Inc. (LEAPS)
                     expires January 2010
                     exercise price $180.00                                                                                    3,720
               100  Companhia Vale do Rio Doce (LEAPS)
                     expires January 2010
                     exercise price $25.00                                                                                     1,350
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $20,568)                                                                        5,070
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 1.2%
                 1  S&P 500 Index
                     expires November 2008
                     exercise price $1,150.00
                     (premiums paid $3,183)                                                                                   17,500
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 9.2%
           140,000  Janus Institutional Money Market Fund - Institutional Shares, 1.09%                                      140,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $140,000)                                                                                          140,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,357,098) - 100.9%                                                                        $1,536,497
------------------------------------------------------------------------------------------------------------------------------------

Securities Sold Short  - (0.9)%
Apparel Manufacturers - (0.9)%
               100  Hermes International (proceeds $15,276)                                                                 (12,926)

------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $2,341,822) - 100%                                                $1,523,571
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                                 39,588              2.6%
Bermuda                                                284,682             18.5%
Brazil                                                 255,904             16.7%
Canada                                                 135,039              8.8%
Cayman Islands                                         122,253              8.0%
France                                                  50,320              3.3%
Germany                                                 44,673              2.9%
Hong Kong                                               32,207              2.1%
Indonesia                                                8,972              0.6%
Israel                                                  27,547              1.8%
Japan                                                    8,744              0.6%
Portugal                                                42,469              2.8%
Singapore                                               58,193              3.8%
South Africa                                            31,879              2.0%
Spain                                                   61,525              4.0%
Sweden                                                  34,685              2.2%
Switzerland                                             26,440              1.7%
United Kingdom                                          58,453              3.8%
United States++                                        212,924             13.8%
--------------------------------------------------------------------------------
Total                                         $      1,536,497            100.0%

++Includes Short-Term Securities (4.7% excluding Short-Term Securities)

              Summary of Investments by Country - (Short Positions)
                          October 31, 2008 (unaudited)

Country                                                  Value   % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
France                                        $        (12,926)           100.0%
--------------------------------------------------------------------------------
Total                                         $        (12,926)           100.0%

Notes to Schedule of Investments (unaudited)

ADR           American Depository Receipts

BDR           Brazilian Depository Receipts

GDR           Global Depositary Receipts

LEAPS         Long-Term Equity Anticipation Securities

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*             Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

ooSchedule of Fair Valued Securities (as of October 31, 2008)

                                                              Value as a %
                                          Value         of Investment Securities
--------------------------------------------------------------------------------
Bumi Resources                            $ 8,972                 0.6%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser International Forty Fund                           $       21,315
-------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                                                  Level 2 - Other             Level 3 -
                                                                                  Significant Observable      Significant
                                                         Level 1 - Quoted Prices  Inputs                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser International Forty Fund                   $               200,565  $            1,313,362      $                 -
---------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
---------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Forty Fund                   $                     -  $               22,570      $                 -
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
---------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Forty Fund                   $                     -  $              (12,926)     $                 -
---------------------------------------------------------------------------------------------------------------------------------

Janus Adviser International Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.7%
Aerospace and Defense - 1.0%
           592,775  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                   $              12,400,853
Agricultural Chemicals - 3.1%
           464,284  Potash Corporation of Saskatchewan, Inc.                                                              39,538,129
Agricultural Operations - 3.4%
           500,000  BrasilAgro - Companhia Brasileira de Propriedades Agricolas oo                                         2,193,995
           523,425  Bunge, Ltd.                                                                                           20,104,754
        26,736,395  Chaoda Modern Agriculture Holdings, Ltd.                                                              18,276,661
         3,849,981  China Green Holdings, Ltd.                                                                             2,962,576
                                                                                                                          43,537,986
Apparel Manufacturers - 3.5%
         8,116,300  Esprit Holdings, Ltd.                                                                                 45,565,788
Batteries and Battery Systems - 0.5%
         3,706,000  BYD Company, Ltd.                                                                                      6,281,908
Beverages - Wine and Spirits - 0.3%
         2,585,021  C&C Group PLC**                                                                                        3,762,868
Building - Residential and Commercial - 0.8%
           761,795  Brascan Residential Properties S.A.                                                                    1,087,273
           492,875  Gafisa S.A.                                                                                            3,474,029
           778,000  MRV Engenharia e Participacoes S.A.                                                                    4,132,564
           577,270  Rossi Residencial S.A.                                                                                 1,175,871
                                                                                                                           9,869,737
Casino Hotels - 2.5%
         3,827,195  Crown, Ltd.                                                                                           17,114,274
         3,866,555  Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                          15,852,876
                                                                                                                          32,967,150
Commercial Banks - 2.7%
         6,738,807  Anglo Irish Bank Corporation PLC**                                                                    21,884,119
           353,920  Banca Generali S.p.A.**                                                                                1,614,951
         3,587,800  Banco de Oro                                                                                           1,985,352
            68,210  Banco de Oro-EPCI, Inc. (GDR)                                                                            754,431
           137,340  Julius Baer Holding, Ltd.                                                                              5,408,153
           389,460  Punjab National Bank, Ltd.                                                                             3,388,944
                                                                                                                          35,035,950
Commercial Services - 0.1%
           382,700  Park24 Company, Ltd.                                                                                   1,543,677
Computers - 2.7%
            74,520  Foxconn Technology Company, Ltd.                                                                         183,575
           679,645  Research In Motion, Ltd. (U.S. Shares)*                                                               34,274,498
                                                                                                                          34,458,073
Computers - Other - 0.1%
        51,525,144  A-Max Holdings, Ltd.*                                                                                    814,883
Cosmetics and Toiletries - 0.4%
            36,793  LG Household & Health Care, Ltd.                                                                       5,209,081
Dental Supplies and Equipment - 0.1%
           151,925  Osstem Implant Company, Ltd.*                                                                          1,312,316
Diagnostic Kits - 0.4%
        11,453,700  Trinity, Ltd. oo,ss.                                                                                   5,246,669
Distribution/Wholesale - 7.5%
        48,357,980  Li & Fung, Ltd.                                                                                       97,238,800
Diversified Financial Services - 3.0%
         2,857,768  Reliance Capital, Ltd.                                                                                39,459,392
Diversified Operations - 0.8%
           795,587  Max India, Ltd.*                                                                                       1,583,192
        12,107,445  Melco International Development, Ltd.                                                                  2,148,230
           211,094  Orascom Development Holdings                                                                           6,117,157
        20,381,562  Polytec Asset Holdings, Ltd.                                                                             892,667
                                                                                                                          10,741,246
Electric - Distribution - 0.2%
           498,705  Equatorial Energia S.A.                                                                                2,796,434
Electronic Components - Miscellaneous - 0.2%
           999,750  Hon Hai Precision Industry Company, Ltd.                                                               2,421,568
Electronic Components - Semiconductors - 1.9%
        15,960,029  ARM Holdings PLC                                                                                      24,862,823
Electronic Connectors - 2.5%
           368,200  Hirose Electric Company, Ltd.                                                                         32,194,906
Finance - Investment Bankers/Brokers - 3.4%
         1,508,770  Morgan Stanley Co.                                                                                    26,358,212
         1,870,700  Nomura Holdings, Inc.                                                                                 17,397,349
                                                                                                                          43,755,561
Finance - Mortgage Loan Banker - 0.6%
           197,176  Housing Development Finance Corporation, Ltd.                                                          7,236,467
Finance - Other Services - 1.3%
         3,482,472  IG Group Holdings PLC                                                                                 16,185,897
Food - Catering - 0.2%
         4,523,000  FU JI Food & Catering Services                                                                         2,437,835
Gambling - Non-Hotel - 0.1%
           216,295  Great Canadian Gaming Corp.*                                                                             897,639
Hotels and Motels - 1.1%
         2,645,705  Kingdom Hotel Investments (GDR)*                                                                      14,551,378
Insurance Brokers - 0.2%
           216,702  Eurodekania, Ltd. (U.S. Shares) oo,ss.                                                                 2,761,661
Internet Connectivity Services - 0.5%
           145,795  NDS Group PLC (ADR)*                                                                                   6,952,964
Investment Companies - 0.9%
           633,830  Bradespar S.A. - Preference Shares                                                                     5,738,138
         1,418,354  SM Investments Corp.                                                                                   5,763,262
            12,530  Star Asia Financial, Ltd. (U.S. Shares) oo,ss.                                                           125,300
                                                                                                                          11,626,700
Investment Management and Advisory Services - 0.3%
         1,222,935  Bluebay Asset Management                                                                               3,939,614
Medical Labs and Testing Services - 0.1%
           126,455  Diagnosticos da America                                                                                1,466,060
Oil Companies - Exploration and Production - 1.4%
           400,711  Niko Resources, Ltd.                                                                                  17,561,039
             8,300  OGX Petroleo E Gas Participacoes*                                                                      1,054,273
                                                                                                                          18,615,312
Oil Companies - Integrated - 8.2%
           511,010  Hess Corp.                                                                                            30,767,912
         2,806,935  Petroleo Brasileiro S.A. (ADR)                                                                        75,478,481
                                                                                                                         106,246,393
Oil Field Machinery and Equipment - 0.4%
           833,715  Wellstream Holdings PLC                                                                                5,816,153
Oil Refining and Marketing - 4.6%
         2,131,011  Reliance Industries, Ltd.                                                                             60,044,252
Power Converters and Power Supply Equipment - 2.6%
           334,300  SunPower Corp. - Class A*                                                                             13,057,758
         1,181,670  Suntech Power Holdings Company, Ltd. (ADR)*,#                                                         20,679,225
                                                                                                                          33,736,983
Public Thoroughfares - 0.6%
           643,551  Companhia de Concessoes Rodoviarias                                                                    6,361,197
           363,021  Obrascon Huarte Lain Brasil S.A.                                                                       2,003,742
                                                                                                                           8,364,939
Real Estate Management/Services - 5.0%
           337,700  Daito Trust Construction Company, Ltd.                                                                14,190,233
           471,103  IVG Immobilien A.G.**                                                                                  3,178,937
         2,662,000  Mitsubishi Estate Company, Ltd.                                                                       46,867,403
            12,448  Orco Property Group**                                                                                    164,703
                                                                                                                          64,401,276
Real Estate Operating/Development - 9.2%
           578,370  Ablon Group                                                                                              631,559
        18,649,680  Ayala Land, Inc.                                                                                       2,267,204
        17,167,975  CapitaLand, Ltd.                                                                                      33,920,432
        26,692,000  China Overseas Land & Investment, Ltd.                                                                29,732,314
         2,671,480  Cyrela Brazil Realty S.A.                                                                             13,079,764
           533,211  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                                      1,354,578
        13,964,000  Hang Lung Properties, Ltd.                                                                            33,741,982
           153,580  Iguatemi Empresa de Shopping Centers S.A.                                                                723,564
           484,135  PDG Realty S.A. Empreendimentos e Participacoes                                                        2,522,422
           250,345  Rodobens Negocios Imobiliarios S.A.                                                                      807,117
                                                                                                                         118,780,936
Retail - Major Department Stores - 0.3%
         1,832,949  Arcandor A.G.*,**                                                                                      4,447,700
Semiconductor Components/Integrated Circuits - 0.1%
           633,975  Actions Semiconductor Company, Ltd. (ADR)*                                                             1,191,873
Semiconductor Equipment - 4.7%
         3,518,001  ASML Holding N.V.**                                                                                   61,387,611
Sugar - 1.2%
           855,654  Bajaj Hindusthan, Ltd.                                                                                   798,164
           139,900  Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                      130,479
         1,843,537  Balrampur Chini Mills, Ltd.*                                                                           1,614,231
         3,147,515  Cosan Limited - Class A*                                                                               8,435,340
           687,000  Cosan S.A. Industria e Comercio*                                                                       3,347,737
           639,580  Shree Renuka Sugars, Ltd.                                                                                666,932
                                                                                                                          14,992,883
Telecommunication Equipment - 0%
               119  Nortel Networks Corp. (U.S. Shares)*                                                                         149
Telecommunication Services - 1.3%
         3,593,092  Reliance Communications, Ltd.                                                                         16,264,511
Travel Services - 0.9%
         4,477,655  Thomas Cook Group, PLC                                                                                12,119,222
Warehousing and Harbor Transport Services - 0.1%
         2,552,658  DP World, Ltd. (U.S. Shares)                                                                             867,904
Wireless Equipment - 2.7%
         4,931,835  Telefonaktiebolaget L.M. Ericsson - Class B                                                           34,796,846
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,818,158,456)                                                                               1,161,146,956
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Building - Residential and Commercial - 0%
           127,445  Rossi Residencial S.A. (Rights)* (cost $0)                                                                11,185
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 9.9%
        17,768,427  Janus Institutional Cash Management Fund - Institutional Shares, 1.46%                                17,768,427
       109,715,123  Janus Institutional Money Market Fund - Institutional Shares, 1.09%                                  109,715,123
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $127,483,550)                                                                                  127,483,550
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.4%
           172,010  Cash+                                                                                                    172,010
         5,318,038  Time Deposits+                                                                                         5,318,038
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $5,490,048)                                                                                   5,490,048

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,951,132,054) - 100%                                                       $           1,294,131,739
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          October 31, 2008 (unaudited)

                                                                 % of Investment
Country                                       Value                   Securities
--------------------------------------------------------------------------------
Australia                        $       17,114,274                       1.3%
Bermuda                                 175,122,142                      13.5%
Brazil                                  141,209,275                      10.9%
Canada                                   92,271,454                       7.1%
Cayman Islands                           73,882,513                       5.7%
China                                     6,281,908                       0.5%
Germany                                   7,626,637                       0.6%
Guernsey                                    756,858                       0.1%
Hong Kong                                70,869,196                       5.5%
India                                   131,186,565                      10.1%
Ireland                                  25,646,986                       2.0%
Italy                                     1,614,954                       0.1%
Japan                                   112,193,568                       8.7%
Luxembourg                                  164,703                       0.0%
Netherlands                              61,387,611                       4.8%
Philippines                              10,770,250                       0.8%
Singapore                                33,920,433                       2.6%
South Korea                               6,521,397                       0.5%
Sweden                                   34,796,846                       2.7%
Switzerland                              11,525,309                       0.9%
Taiwan                                    2,605,144                       0.2%
United Arab Emirates                        867,904                       0.1%
United Kingdom                           72,638,332                       5.6%
United States++                         203,157,480                      15.7%
--------------------------------------------------------------------------------
Total                            $    1,294,131,739                     100.0%

++ Includes Short-Term Securities and Other Securities (5.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of October 31, 2008 (unaudited)
Currency Sold and           Currency            Currency            Unrealized
Settlement Date            Units Sold        Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------
Euro 12/12/08             10,500,000          $  13,362,598         $  1,041,302
Euro 12/19/08             22,300,000             28,377,423              935,927
--------------------------------------------------------------------------------
Total                                         $  41,740,021         $  1,977,229
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR            American Depositary Receipt

GDR            Global Depositary Receipt

PLC            Public Limited Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*              Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of October 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

oo             Schedule of Fair Valued Securities (as of October 31, 2008)

                                                                                                                    Value as a % of
                                                                                        Value                  Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund
BrasilAgro - Companhia Brasileira de Propriedades Agricolas                     $        2,193,995                      0.2%
Eurodekania, Ltd. (U.S. Shares)                                                          2,761,661                      0.2%
Star Asia Financial, Ltd. (U.S. Shares)                                                    125,300                      0.0%
Trinity, Ltd.                                                                            5,246,669                      0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                $        8,133,630                      0.8%
------------------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.


ss. Schedule of Restricted and Illiquid Securities (as of October 31, 2008)

                                                                                                                Value as a % of
                                                               Acquisition       Acquisition                       Investment
                                                                  Date               Cost          Value           Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund
Eurodekania, Ltd.oo                                              3/8/07         $  2,841,329    $   2,761,661           0.2%
Star Asia Financial, Ltd. oo                                2/22/07 - 6/22/07      1,305,608          125,300           0.0%
Trinity, Ltd.oo                                             6/11/08 - 6/30/08     20,968,678        5,246,669           0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                $ 25,115,615    $   8,133,630           0.6%
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                          $    96,440,889

Valuation Inputs Summary
(as of October 31, 2008)

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

                                      Level 1 - Quoted       Level 2 - Other Significant        Level 3 - Significant
                                                Prices                 Observable Inputs                  Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser International Growth Fund             $133,009,807                   $ 1,155,875,263                $ 5,246,669
Other Financial Instruments(a):
Janus Adviser International Growth Fund              1,977,229                       -                              -
------------------------------------------------------------------------------------------------------------------------------------
(a)Other  financial  instruments  include  futures,  forward  currency,  written options and swap  contracts.  Forward  currency  contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the  contract's  value from trade date.  Futures are reported at their variation  margin at measurement  date,  which represents the amount due to/from the Fund at that date.  Options and swap  contracts are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended October 31, 2008)

                                                                          Change in
                                                Accrued                   Unrealized        Net         Transfers In   Balance as of
                                Balance as of   Discounts/    Realized    Appreciation/     Purchases/  and/or Out of  October 31,
                                July 31, 2008   Premiums      Gain/(Loss) (Depreciation)    (Sales)     Level 3        2008
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser International
Growth Fund                     $ 5,211,966     $ -           $ -         $ 34,703          $ -         $ -            $ 5,246,669
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Large Cap Growth Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.7%
Aerospace and Defense - 1.7%
            36,002  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 $   753,162
            10,355  Lockheed Martin Corp.                                                                                    880,693
                                                                                                                           1,633,855
Agricultural Chemicals - 2.4%
            16,352  Monsanto Co.**                                                                                         1,455,001
             2,865  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   244,270
             3,424  Syngenta A.G.                                                                                            638,810
                                                                                                                           2,338,081
Applications Software - 3.1%
           139,314  Microsoft Corp.**                                                                                      3,110,882
Brewery - 3.9%
            94,697  InBev N.V.**                                                                                           3,817,548
Cable Television - 0.3%
            11,860  DIRECTV Group, Inc.*                                                                                     259,615
Casino Hotels - 0.6%
           124,212  Crown, Ltd.**                                                                                            555,445
Chemicals - Diversified - 1.7%
            24,213  Bayer A.G.**                                                                                           1,357,688
             7,387  K+S A.G.**                                                                                               294,557
                                                                                                                           1,652,245
Commercial Services - Finance - 1.5%
            28,301  Automatic Data Processing, Inc.                                                                          989,120
            33,559  Western Union Co.                                                                                        512,110
                                                                                                                           1,501,230
Computers - 4.6%
            16,813  Apple, Inc.*                                                                                           1,808,910
            43,663  Hewlett-Packard Co.**                                                                                  1,671,420
            21,756  Research In Motion, Ltd. (U.S. Shares)*                                                                1,097,155
                                                                                                                           4,577,485
Consumer Products - Miscellaneous - 0.3%
             4,840  Kimberly-Clark Corp.                                                                                     296,644
Cosmetics and Toiletries - 1.4%
            21,777  Colgate-Palmolive Co.                                                                                  1,366,725
Diversified Operations - 3.0%
            20,306  Danaher Corp.                                                                                          1,202,927
             8,257  Illinois Tool Works, Inc.                                                                                275,701
            24,451  Siemens A.G.**                                                                                         1,494,202
                                                                                                                           2,972,830
Electric - Generation - 1.5%
           182,654  AES Corp.*                                                                                             1,455,752
Electric Products - Miscellaneous - 0.7%
            22,021  Emerson Electric Co.                                                                                     720,747
Electronic Components - Semiconductors - 0.7%
            37,970  Texas Instruments, Inc.**                                                                                742,693
Electronic Connectors - 0.1%
             3,715  Amphenol Corp. - Class A                                                                                 106,435
Electronic Measuring Instruments - 1.0%
             4,990  Keyence Corp.**                                                                                          963,828
Energy - Alternate Sources - 0.3%
            64,291  EDP Renovaveis S.A.*,**                                                                                  335,777
Enterprise Software/Services - 3.0%
           164,749  Oracle Corp.*,**                                                                                       3,013,259
Finance - Investment Bankers/Brokers - 3.5%
            13,779  Goldman Sachs Group, Inc.                                                                              1,274,558
            51,965  JP Morgan Chase & Co.                                                                                  2,143,556
                                                                                                                           3,418,114
Finance - Other Services - 0.8%
             2,721  CME Group, Inc.                                                                                          767,730
Food - Miscellaneous/Diversified - 1.0%
            24,316  Nestle S.A.                                                                                              948,152
Food - Retail - 1.4%
           261,158  Tesco PLC**                                                                                            1,427,239
Forestry - 1.0%
            26,896  Weyerhaeuser Co.                                                                                       1,027,965
Independent Power Producer - 1.4%
            57,999  NRG Energy, Inc.*                                                                                      1,348,477
Industrial Gases - 1.0%
            15,236  Praxair, Inc.                                                                                            992,625
Investment Management and Advisory Services - 1.0%
            25,808  T. Rowe Price Group, Inc.                                                                              1,020,448
Medical - Biomedical and Genetic - 6.3%
            40,749  Celgene Corp.*,**                                                                                      2,618,531
            24,966  Genentech, Inc.*                                                                                       2,070,680
            33,022  Gilead Sciences, Inc.*                                                                                 1,514,059
                                                                                                                           6,203,270
Medical - Drugs - 2.7%
            13,192  Roche Holding A.G.                                                                                     2,019,940
            19,649  Wyeth                                                                                                    632,305
                                                                                                                           2,652,245
Medical - HMO - 5.1%
            54,216  Coventry Health Care, Inc.*                                                                              715,109
           180,700  UnitedHealth Group, Inc.**                                                                             4,288,011
                                                                                                                           5,003,120
Medical Products - 1.5%
            34,420  Covidien, Ltd.                                                                                         1,524,462
Metal Processors and Fabricators - 0.9%
            14,024  Precision Castparts Corp.                                                                                908,895
Multimedia - 0.7%
            16,820  Liberty Media Corp. - Entertainment - Class A*                                                           270,802
            15,938  Walt Disney Co.                                                                                          412,794
                                                                                                                             683,596
Networking Products - 3.7%
           205,739  Cisco Systems, Inc.*,**                                                                                3,655,982
Oil Companies - Exploration and Production - 3.6%
            13,038  Devon Energy Corp.                                                                                     1,054,253
             8,505  EOG Resources, Inc.                                                                                      688,225
            32,933  Occidental Petroleum Corp.                                                                             1,829,098
                                                                                                                           3,571,576
Oil Companies - Integrated - 4.3%
             7,561  Exxon Mobil Corp.                                                                                        560,421
            46,605  Hess Corp.**                                                                                           2,806,088
            31,006  Petroleo Brasileiro S.A. (ADR)**                                                                         833,751
                                                                                                                           4,200,260
Power Converters and Power Supply Equipment - 0.4%
            22,870  Suntech Power Holdings Company, Ltd. (ADR)*                                                              400,225
Reinsurance - 2.4%
               611  Berkshire Hathaway, Inc. - Class B*                                                                    2,346,240
Retail - Discount - 0.4%
             7,030  Wal-Mart Stores, Inc.                                                                                    392,344
Retail - Drug Store - 3.7%
           117,850  CVS/Caremark Corp.                                                                                     3,612,103
Retail - Office Supplies - 0.8%
            40,211  Staples, Inc.                                                                                            781,300
Retail - Restaurants - 1.5%
            20,564  McDonald's Corp.                                                                                       1,191,273
            10,099  Yum! Brands, Inc.                                                                                        292,972
                                                                                                                           1,484,245
Semiconductor Components/Integrated Circuits - 2.0%
            24,499  Cypress Semiconductor Corp.*                                                                             122,740
           115,260  Marvell Technology Group, Ltd.*                                                                          802,210
             6,719  Sunpower Corp. - Class B*                                                                                198,950
           569,602  Taiwan Semiconductor Manufacturing Company, Ltd.                                                         843,265
                                                                                                                           1,967,165
Semiconductor Equipment - 1.2%
            48,984  KLA-Tencor Corp.                                                                                       1,138,878
Telecommunication Equipment - Fiber Optics - 1.1%
           104,004  Corning, Inc.**                                                                                        1,126,363
Tobacco - 0.6%
            28,786  Altria Group, Inc.                                                                                       552,403
Transportation - Railroad - 0.9%
            21,567  Canadian National Railway Co. (U.S. Shares)                                                              932,988
Transportation - Services - 2.5%
            15,272  C.H. Robinson Worldwide, Inc.                                                                            790,784
            31,266  United Parcel Service, Inc. - Class B                                                                  1,650,220
                                                                                                                           2,441,004
Web Portals/Internet Service Providers - 2.6%
             7,289  Google, Inc. - Class A*                                                                                2,619,375
Wireless Equipment - 2.9%
            95,296  Crown Castle International Corp.*                                                                      2,017,416
             5,445  QUALCOMM, Inc.                                                                                           208,326
            88,955  Telefonaktiebolaget L.M. Ericsson - Class B                                                              627,627
                                                                                                                           2,853,369
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $120,726,510)                                                                                    93,423,234
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.5%
Electric - Integrated - 0.5%
   $       250,000  Energy Future Holdings (144A), 10.8800%, 11/1/17                                                         192,500
           430,000  TXU Energy Co. LLC (144A), 10.2500%, 11/1/15                                                             327,875
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $685,889)                                                                                        520,375
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0%
                20  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)
                      expires January 2009
                      exercise price $165.00
                      (premiums paid $26,174)                                                                                    756
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.7%
               190  Hess Corp.
                      expires January 2009
                      exercise price $80.00                                                                                  428,695
               112  Petroleo Brasileiro S.A. (ADR)
                      expires January 2009
                      exercise price $100.00                                                                                 263,123
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $164,936)                                                                      691,818
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.1%
         4,071,294  Janus Institutional Money Market Fund - Institutional Shares, 1.09% (cost $4,071,294)                  4,071,294
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $125,674,803) - 100%                                                                       $98,707,477
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

                                                                % of Investment
Country                                                 Value        Securities
-------------------------------------------------------------------------------
Australia                                         $   555,446              0.6%
Belgium                                             3,817,548              3.9%
Bermuda                                             2,326,671              2.4%
Brazil                                              1,586,913              1.6%
Canada                                              2,274,413              2.3%
Cayman Islands                                        400,225              0.4%
Germany                                             3,146,446              3.2%
Japan                                                 963,828              1.0%
Spain                                                 335,778              0.3%
Sweden                                                627,627              0.6%
Switzerland                                         3,606,902              3.6%
Taiwan                                                843,266              0.9%
United Kingdom                                      1,427,239              1.4%
United States ++                                   76,795,175             77.8%
-------------------------------------------------------------------------------
Total                                             $98,707,477            100.0%
                                                  ===========            ======

++ Includes Short-Term Securities (73.7% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of October 31, 2008 (unaudited)
Currency Sold and                 Currency          Currency        Unrealized
Settlement Date                  Units Sold      Value in U.S.$    Gain/(Loss)
--------------------------------------------------------------------------------
Australian Dollar 12/12/08           700,000         $  463,132       $ (5,891)
British Pound 11/12/08               595,000            956,964        165,280
British Pound 12/12/08               200,000            320,973          1,487
Euro 11/12/08                      3,030,000          3,860,423        710,296
Euro 12/19/08                      1,585,000          2,016,960         66,522
Japanese Yen 12/12/08             44,700,000            454,771          6,151
Japanese Yen 12/19/08             38,100,000            387,812         (8,707)
--------------------------------------------------------------------------------
Total                                                $8,461,035       $935,138

                                                                           Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
               Cisco Systems, Inc.
               expires January 2009
               703 contracts
                exercise price $30.00                             $      (3,515)

               Corning, Inc.
               expires November 2008
               101 contracts
                exercise price $12.50                                    (2,054)

               Corning, Inc.
               expires November 2008
               214 contracts
                exercise price $12.50                                    (3,210)

               Hess Corp.
               expires January 2009
               381 contracts
                exercise price $150.00                                     (191)

               Hewlett-Packard Co.
               expires January 2009
               376 contracts
                exercise price $55.00                                    (4,324)

               Microsoft Corp.
               expires January 2009
               569 contracts
                exercise price $32.50                                    (2,845)

               Monsanto Co.
               expires November 2008
               40 contracts
                exercise price $80.00                                   (54,414)

               Oracle Corp.
               expires January 2009
               760 contracts
                exercise price $22.50                                   (36,252)

              Petroleo Brasileiro S.A.
              (ADR)
               expires January 2009
               112 contracts
                exercise price $165.00                                      (81)

               Texas Instruments, Inc.
               expires January 2009
               365 contracts
                exercise price $30.00                                    (1,803)
--------------------------------------------------------------------------------
Total Written Options - Calls
        (Premiums received $472,664)                              $    (108,689)
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
               Cisco Systems, Inc.
               expires January 2009
               633 contracts
                exercise price $18.50                             $    (143,058)

               Hewlett-Packard Co.
               expires January 2009
               376 contracts
                exercise price $35.00                                   (93,925)

               Microsoft Corp.
               expires January 2009
               569 contracts
                exercise price $22.50                                  (135,422)

               Oracle Corp.
               expires January 2009
               760 contracts
                exercise price $17.50                                  (125,476)

               Texas Instruments, Inc.
               expires January 2009
               365 contracts
                exercise price $20.00                                   (79,139)
--------------------------------------------------------------------------------
Total Written Options - Puts
        (Premiums received $243,998)                              $    (577,020)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                  $26,872,257

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of October 31, 2008)

                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Large Cap Growth Fund                   $76,112,018                      $ 22,595,459                      $ -


Other Financial Instruments(a):

Janus Adviser Large Cap Growth Fund                       650,601                         (401,174)                        -
-------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option and swap contracts.

Janus Adviser Long/Short Fund

Schedule of Investments (unaudited)

Shares/Principal Amount/Contract Amounts                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 185.1%
Aerospace and Defense - 0.4%
            20,790  Northrop Grumman Corp.                                                                            $     974,843
Airlines - 2.6%
           395,045  UAL Corp.*                                                                                            5,751,855
Airport Development - Maintenance - 0.1%
           120,882  Macquarie Airports**                                                                                    172,876
Applications Software - 0.3%
            25,530  Citrix Systems, Inc.*                                                                                   657,908
Automotive - Cars and Light Trucks - 0.2%
            21,056  BMW A.G.**                                                                                              545,656
Brewery - 8.5%
           469,550  InBev N.V.**                                                                                         18,929,107
Building and Construction - Miscellaneous - 0.3%
           102,409  Murray & Roberts Holdings**                                                                             699,863
Building Products - Air and Heating - 0.5%
            45,600  Daikin Industries, Ltd.                                                                               1,025,051
Building Products - Cement and Aggregate - 0.5%
           140,957  Cemex S.A. de C.V. (ADR)*                                                                             1,065,635
Cable Television - 1.9%
           199,005  DIRECTV Group, Inc.*                                                                                  4,356,219
Chemicals - Diversified - 0.6%
            21,861  Bayer A.G.**                                                                                          1,225,805
Commercial Banks - 7.3%
           577,000  Bank of East Asia, Ltd.                                                                               1,138,116
           154,000  DBS Group Holdings, Ltd.                                                                              1,179,356
           142,907  ICICI Bank, Ltd.                                                                                      1,205,687
           497,882  ICICI Bank, Ltd. (ADR)                                                                                8,508,802
            99,701  Standard Chartered PLC                                                                                1,654,932
            58,735  UMB Financial Corp.                                                                                   2,662,458
                                                                                                                         16,349,351
Commercial Services - 0.7%
           245,764  Aercap Holdings N.V. (U.S. Shares)**                                                                  1,558,144
Commercial Services - Finance - 0.8%
           140,660  Deluxe Corp.                                                                                          1,710,426
Containers - Metal and Glass - 6.6%
           648,322  Owens-Illinois, Inc.*                                                                                14,833,607
Diagnostic Kits - 0.1%
           649,530  Trinity, Ltd. oo,ss.                                                                                    297,534
Diversified Operations - 2.1%
           920,000  China Merchants Holdings International Company, Ltd.                                                  2,175,451
           298,166  Invensys PLC*,                                                                                          741,702
           502,000  Shanghai Industrial Holdings Limited                                                                    797,270
            15,895  Siemens A.G.**                                                                                          971,344
                                                                                                                          4,685,767
Electric - Generation - 3.2%
         2,443,793  National Thermal Power Corporation, Ltd.                                                              7,053,178
Electric - Integrated - 2.4%
         3,151,030  Tenaga Nasional Berhad                                                                                5,329,803
Electric - Transmission - 2.1%
         3,261,750  Power Grid Corporation of India Limited                                                               4,673,134
Electronic Components - Miscellaneous - 0.6%
            23,100  Kyocera Corp.                                                                                         1,349,732
Enterprise Software/Services - 1.0%
           126,360  Oracle Corp.*                                                                                         2,311,125
Finance - Consumer Loans - 6.9%
         1,445,135  SLM Corp.*                                                                                           15,419,590
Finance - Investment Bankers/Brokers - 7.1%
            74,893  Credit Suisse Group AG                                                                                2,859,393
            84,765  Goldman Sachs Group, Inc.                                                                             7,840,762
            97,470  JP Morgan Chase & Co.                                                                                 4,020,638
            65,500  Merrill Lynch & Company, Inc.                                                                         1,217,645
                                                                                                                         15,938,438
Financial Guarantee Insurance - 3.7%
           141,450  Assured Guaranty, Ltd.                                                                                1,588,484
           676,815  MBIA, Inc.*                                                                                           6,653,091
                                                                                                                          8,241,575
Food - Miscellaneous/Diversified - 1.1%
           106,686  Unilever PLC                                                                                          2,404,770
Food - Retail - 1.1%
           447,573  Tesco PLC                                                                                             2,446,004
Forestry - 3.8%
           214,302  Plum Creek Timber Company, Inc.                                                                       7,989,179
Independent Power Producer - 10.0%
           625,540  NRG Energy, Inc.*                                                                                    14,543,806
            22,388  Reliance Power, Ltd.*                                                                                    47,141
         1,503,345  Reliant Energy, Inc.*                                                                                 7,892,561
                                                                                                                         22,483,508
Insurance Brokers - 0.8%
            67,900  Willis Group Holdings, Ltd.                                                                           1,781,696
Investment Companies - 0.5%
         1,106,926  Australian Infrastructure Fund**                                                                      1,201,095
Investment Management and Advisory Services - 0.7%
             1,107  Future Capital Holdings, Ltd.*                                                                            4,275
           448,000  GP Investments, Ltd. (BDR)*                                                                           1,489,885
                                                                                                                          1,494,160
Machinery - Construction and Mining - 0.5%
            63,985  Terex Corp.*                                                                                          1,067,910
Medical - Biomedical and Genetic - 5.2%
           194,445  Amgen, Inc.*                                                                                         11,645,312
Medical - HMO - 4.4%
           417,275  UnitedHealth Group, Inc.                                                                              9,901,936
Medical Products - 1.9%
            97,430  Covidien, Ltd.                                                                                        4,315,175
Metal Processors and Fabricators - 1.6%
           177,137  Bharat Forge, Ltd.                                                                                      373,557
            50,605  Precision Castparts Corp.                                                                             3,279,710
                                                                                                                          3,653,267
Multi-Line Insurance - 2.3%
            91,450  ACE, Ltd. (U.S. Shares)                                                                               5,245,572
Multimedia - 13.4%
         1,817,925  Liberty Media Corp. - Entertainment - Class A*                                                       29,268,593
            79,480  News Corporation, Inc. - Class A                                                                        845,667
                                                                                                                         30,114,260
Networking Products - 0.6%
            77,200  Cisco Systems, Inc.*                                                                                  1,371,844
Oil Companies - Exploration and Production - 12.3%
            82,692  Devon Energy Corp.                                                                                    6,686,475
           488,780  Forest Oil Corp.*                                                                                    14,277,265
            21,660  Occidental Petroleum Corp.                                                                            1,202,996
             2,600  OGX Petroleo E Gas Participacoes*,**                                                                    330,254
           482,175  Sandridge Energy, Inc.*                                                                               5,159,273
                                                                                                                         27,656,263
Paper and Related Products - 6.9%
            25,985  Aracruz Celulose S.A. (ADR)**                                                                           345,601
           322,290  Potlatch Corp.                                                                                       10,703,250
            78,145  Rayonier, Inc.                                                                                        2,585,037
           172,985  Votorantim Celulose (ADR)**                                                                           1,745,419
                                                                                                                         15,379,307
Pipelines - 7.1%
           147,609  Enbridge, Inc.                                                                                        5,128,580
           217,907  Kinder Morgan Management LLC*                                                                        10,884,454
                                                                                                                         16,013,034
Power Converters and Power Supply Equipment - 0.5%
            64,360  Suntech Power Holdings Company, Ltd. (ADR)*                                                           1,126,300
Property and Casualty Insurance - 0.4%
             2,780  White Mountains Insurance Group, Ltd.                                                                   957,710
Real Estate Management/Services - 7.0%
           740,325  CB Richard Ellis Group, Inc. - Class A*                                                               5,189,678
            57,395  Jones Lang LaSalle, Inc.                                                                              1,889,443
           485,000  Mitsubishi Estate Company, Ltd.                                                                       8,538,953
                                                                                                                         15,618,074
Real Estate Operating/Development - 13.4%
         3,331,000  CapitaLand, Ltd.                                                                                      6,581,380
         1,262,753  Forestar Real Estate Group, Inc.*                                                                    11,049,089
         1,353,000  New World Development Company, Ltd.                                                                   1,137,474
           363,240  St. Joe Co.*                                                                                         11,231,381
                                                                                                                         29,999,324
Reinsurance - 1.1%
               630  Berkshire Hathaway, Inc. - Class B*                                                                   2,419,200
REIT - Diversified - 1.2%
            38,300  Vornado Realty Trust                                                                                  2,702,065
REIT - Mortgage - 6.7%
           991,941  Annaly Mortgage Management, Inc.                                                                     13,787,980
           486,970  Gramercy Capital Corp.*                                                                               1,295,340
                                                                                                                         15,083,320
REIT - Office Property - 0.9%
            28,015  Boston Properties, Inc.                                                                               1,985,703
                                                                                                                          1,985,703
REIT - Regional Malls - 2.2%
            73,175  Simon Property Group, Inc.                                                                            4,904,920
REIT - Warehouse/Industrial - 2.8%
           442,583  ProLogis                                                                                              6,196,162
Resorts and Theme Parks - 7.9%
           529,570  Vail Resorts, Inc.*                                                                                  17,613,498
Retail - Consumer Electronics - 0.2%
             8,790  Yamada Denki Company, Ltd.                                                                              476,424
Retail - Major Department Stores - 0.3%
           133,276  Pantaloon Retail India, Ltd.                                                                            556,188
Savings/Loan/Thrifts - 1.6%
           198,161  People's United Financial, Inc.                                                                       3,467,818
Semiconductor Components/Integrated Circuits - 1.0%
           554,820  Atmel Corp.*                                                                                          2,302,503
Super-Regional Banks - 0.6%
            59,085  Bank of America Corp.                                                                                 1,428,084
Tools - Hand Held - 0.7%
            82,500  Makita Corp.                                                                                          1,537,603
Toys - 0.7%
             4,700  Nintendo Company, Ltd.                                                                                1,482,668
Web Portals/Internet Service Providers - 0.6%
             3,690  Google, Inc. - Class A*                                                                               1,326,038
Wireless Equipment - 0.9%
           282,920  Telefonaktiebolaget L.M. Ericsson - Class B                                                           1,996,158
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $621,759,025)                                                                                  414,500,274
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 2.9%
Building Products - Cement and Aggregate - 0.9%
         2,500,000  Texas Insutries, Inc. (144A), 7.25%, due 7/15/13                                                      1,962,500
REIT - Diversified - 1.4%
         4,566,000  Vornado Realty Trust, 2.85%, due 4/1/27                                                               3,219,030
REIT - Warehouse/Industrial - 0.6%
         3,032,000  Prologis, 2.25%, due 4/1/37                                                                           1,379,556
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $6,706,245)                                                                                   6,561,086
------------------------------------------------------------------------------------------------------------------------------------
Exchange-Traded Funds - 0.6%
Investment Companies - 0.6%
            57,500  Market Vectors Global* (cost $1,124,718)                                                              1,320,776
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.2%
               750  American Express Company
                         expires November 2008
                         exercise price $20.00                                                                              592,500
             5,220  Annaly Capital Management, Inc.
                         expires January 2009
                         exercise price $16.00                                                                              300,150
             2,715  Chesapeake Energy Corp
                         expires January 2009
                         exercise price $75.00                                                                               27,693
             5,337  Financial Select Sector SPDR
                         expires December 2008
                         exercise price $19.00                                                                              208,143
             1,250  Masco Corp (LEAPS)
                         expires  January 2010
                         exercise price $7.50                                                                               437,500
             2,570  NRG Energy, Inc.
                         expires December 2008
                         exercise price $32.50                                                                               38,550
               250  PowerShares QQQQ (LEAPS)
                         expires January 2010
                         exercise price $30.00                                                                              180,000
                20  S&P 500(R) Index
                         expires December 2008
                         exercise price $1,400.00                                                                           518,600
               516  St. Joe Co. (LEAPS)
                         expires January 2010
                         exercise price $30.00                                                                              345,720
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (Premiums received $5,477,384)                                                            2,648,856
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 16.9%
               334  MSCI World ex Europe Index
                         expires December 2008
                         exercise price $1,059.00                                                                         5,799,629
               149  MSCI World Index
                         expires December 2008
                         exercise price $1,143.00                                                                         2,993,650
               149  MSCI World Index
                         expires December 2008
                         exercise price $1,194.00                                                                         3,238,211
             1,476  S&P 500(R) Index
                         expires December 2008
                         exercise price $900.00                                                                           6,875,208
               756  S&P 500(R) Index
                         expires December 2008
                         exercise price $925.00                                                                           4,114,152
               794  S&P 500(R) Index
                         expires December 2008
                         exercise price $1,150.00                                                                        14,938,316
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (Premiums received $21,175,336)                                                           37,959,166
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $656,242,708) - 206.7%                                                                  $ 462,990,158
------------------------------------------------------------------------------------------------------------------------------------

Securities Sold Short  - (106.7)%

Exchange-Traded Funds - (14.8)%
Investment Companies - (14.8)%
          (17,100)  Energy Select Sector SPDR Fund                                                                         (878,940)
         (101,900)  Financial Select Sector SPDR Fund                                                                    (1,582,507)
          (58,893)  iShares Emerging Markets Index Fund                                                                  (1,501,183)
          (46,500)  iShares Down Jones U.S. Broker-Dealers Index Fund                                                    (1,059,735)
          (20,500)  iShares Dow Jones U.S. Transportation Index Fund                                                     (1,430,490)
          (16,500)  iShares Dow Jones U.S. Utilities Sector Index Fund                                                   (1,162,920)
          (45,000)  iShares MSCI India ETF*                                                                                (157,279)
          (70,500)  iShares MSCI South Korea Index Fund                                                                  (2,002,200)
          (89,300)  iShares MSCI Taiwan Index Fund                                                                         (787,626)
           (1,960)  iShares Russell 1000 Growth Index Fund                                                                  (78,498)
          (15,400)  iShares Russell 2000 Growth Index Fund                                                                 (853,006)
          (32,200)  iShares S&P Europe 350 Index Fund                                                                    (1,010,758)
          (38,000)  iShares S&P Global Infrastructure Index Fund                                                         (1,132,400)
          (68,400)  iShares S&P North America Technology-Software Index Fund                                             (2,315,340)
          (72,700)  iShares S&P North America Technology-Semiconductors Index Fund                                       (2,427,453)
          (54,200)  iShares South Africa Index Fund                                                                      (1,870,984)
          (54,400)  Market Vectors Agribusiness ETF*                                                                     (1,467,168)
          (66,800)  PowerShares DB Agriculture Fund*                                                                     (1,716,760)
          (88,800)  SPDR Metals & Mining ETF                                                                             (2,760,792)
         (266,742)  SPDR S&P Retail ETF                                                                                  (6,164,408)
          (13,900)  United States Oil Fund LP*                                                                             (772,701)
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (proceeds $46,985,142)                                                                 (33,133,148)
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - (91.9)%
Apparel Manufacturers - (0.9)%
          (15,803)  Hermes International                                                                                 (2,042,759)
Athletic Footwear - (0.5)%
         (538,000)  Yue Yuen Industrial Holdings                                                                         (1,065,426)
Automotive - Cars and Light Trucks - (1.8)%
         (112,833)  DaimlerChrysler A.G.                                                                                 (3,947,915)
Automotive - Truck Parts and Equipment - Original - (0.3)%
         (175,085)  American Axle & MFG Holdings                                                                           (628,555)
Beverages - Wine and Spirits - (1.3)%
         (230,370)  Constellation Brands, Inc. - Class A*                                                                (2,888,840)
Casino Hotels - (0.6)%
          (86,905)  MGM Mirage*                                                                                          (1,430,456)
Casino Services - (1.3)%
         (200,670)  International Game Technology                                                                        (2,809,380)
Cellular Telecommunications - (0.8)%
       (1,268,000)  China Unicom Hong Kong, Ltd.                                                                         (1,826,421)
Commercial Banks - (6.4)%
         (512,000)  Bank Of China, Ltd.                                                                                    (152,117)
         (197,056)  Commonwealth Bank of Australia                                                                       (5,357,264)
          (98,000)  Corus Bankshares, Inc.*                                                                                (215,600)
          (68,517)  Erste Bank der Oesterreichischen Sparkassen A.G.                                                     (1,854,377)
         (498,987)  Westpac Banking Corporation, Ltd.                                                                    (6,874,507)
                                                                                                                        (14,453,865)
Commercial Services - Finance - (5.3)%
         (138,290)  Heartland Payment Systems, Inc.                                                                      (2,407,629)
         (366,405)  Moody's Corp.                                                                                        (9,379,968)
                                                                                                                        (11,787,597)
Consulting Services - (1.0)%
          (36,765)  Corporate Executive Board Co.                                                                        (1,096,700)
          (61,565)  Gartner Group, Inc.*                                                                                 (1,132,796)
                                                                                                                         (2,229,496)
Dental Supplies and Equipment - (4.2)%
         (593,830)  Sirona Dental Systems, Inc.*                                                                         (9,483,465)
Distribution/Wholesale - (5.4)%
         (590,640)  BlueLinx Holdings, Inc.*                                                                             (1,588,822)
         (397,855)  Pool Corp.                                                                                           (6,926,656)
          (14,240)  W.W. Grainger, Inc.                                                                                  (1,118,836)
          (58,980)  Watsco, Inc.                                                                                         (2,423,488)
                                                                                                                        (12,057,802)
Diversified Operations - (3.2)%
       (1,839,900)  Bombardier, Inc.                                                                                     (7,101,208)
Electronics - Military - (3.5)%
         (618,546)  Safran S.A.                                                                                          (7,822,370)
Engineering - Research and Development Services - (0.8)%
          (49,775)  Aecom Techonology Corp.*                                                                               (877,533)
          (33,185)  URS Corp.*,                                                                                            (975,307)
                                                                                                                         (1,852,840)
Enterprise Software/Services - (1.4)%
          (48,933)  Autonomy Corporation PLC                                                                               (771,354)
         (178,520)  Ultimate Software Group, Inc.*                                                                       (2,379,672)
                                                                                                                         (3,151,026)
Finance - Credit Card - (0.7)%
         (126,615)  Discover Financial Services                                                                          (1,551,034)
Finance - Other Services - (2.5)%
          (44,946)  ASX, Ltd.                                                                                              (898,067)
         (459,200)  Hong Kong Exchanges & Clearing, Ltd.                                                                 (4,694,404)
                                                                                                                         (5,592,471)
Food - Miscellaneous/Diversified - (0.6)%
          (23,795)  Groupe Danone                                                                                        (1,319,445)
Food - Retail - (0.5)%
         (262,993)  William Morrison Supermarkets PLC                                                                    (1,123,418)
Garden Products - (0.6)%
          (42,290)  Toro Co.                                                                                             (1,422,636)
Internet Applications Software - (1.7)%
         (531,400)  Tencent Holdings, Ltd.                                                                               (3,837,729)
Investment Companies - (1.3)%
         (203,115)  American Capital Strategies, Ltd.                                                                    (2,853,766)
Life and Health Insurance - (3.7)%
       (2,266,000)  China Life Insurance Co.                                                                             (6,056,097)
          (56,625)  China Life Insurance Co. (ADR)                                                                       (2,243,483)
                                                                                                                         (8,299,580)
Machinery - Construction and Mining - (0.6)%
          (53,455)  Astec Industries, Inc.*                                                                              (1,358,826)
Machinery - Farm - (3.9)%
         (277,570)  AGCO Corp.*                                                                                          (8,749,006)
Medical - Biomedical and Genetic - (1.4)%
         (124,835)  Eclipsys Corp.*                                                                                      (1,853,800)
          (39,685)  Illumina, Inc.*                                                                                      (1,223,489)
                                                                                                                         (3,077,289)
Medical - Drugs - (4.2)%
         (236,525)  Allergan, Inc.                                                                                       (9,382,947)
Medical Labs and Testing Services - (1.9)%
          (84,530)  Covance, Inc.*                                                                                       (4,226,500)
Multimedia - (5.5)%
          (30,207)  FactSet Research Systems, Inc.                                                                       (1,171,730)
         (649,985)  Reuters Group PLC                                                                                   (11,233,758)
                                                                                                                        (12,405,488)
Oil Refining and Marketing - (0.1)%
          (25,000)  Western Refining, Inc.*                                                                                (166,750)
Optical Supplies - (1.1)%
         (119,005)  Luxottica Group S.p.A.                                                                               (2,392,000)
Quarrying - (0.3)%
          (12,615)  Vulcan Materials Co.                                                                                   (684,742)
Retail - Apparel and Shoe - (5.5)%
         (106,852)  Buckle, Inc.                                                                                         (2,814,482)
          (79,695)  J. Crew Group, Inc.*                                                                                 (1,613,824)
           (1,252)  Pou Sheng International Holdings Ltd.*                                                                     (127)
          (48,950)  Ross Stores, Inc.                                                                                    (1,600,175)
         (286,805)  Urban Outfitters, Inc.*                                                                              (6,235,141)
                                                                                                                        (12,263,749)
Retail - Automobile - (4.9)%
       (1,031,267)  CarMax, Inc.*                                                                                       (10,952,056)
Retail - Major Department Stores - (1.0)%
          (37,150)  Sears Holdings Corp.*                                                                                (2,145,041)
Retail - Sporting Goods - (2.9)%
         (831,942)  Cabela's, Inc.*                                                                                      (6,613,939)
Steel - Producers - (7.8)%
         (286,200)  JFE Holdings, Inc.                                                                                   (7,504,430)
       (2,222,000)  Nippon Steel Corp.                                                                                   (7,427,042)
         (108,700)  Olympic Steel, Inc.                                                                                  (2,484,882)
                                                                                                                        (17,416,354)
Transactional Software - (0.6)%
         (207,986)  Innerworkings, Inc.*                                                                                 (1,445,503)
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (proceeds $273,953,019)                                                                             (205,859,686)

------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $320,938,161) - (106.7)%                                                         (238,992,834)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $335,304,547) -100%                                           $ 223,997,324
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          October 31, 2008 (unaudited)
                                                                 % of Investment
Country                                              Value            Securities
--------------------------------------------------------------------------------
Australia                                       $   1,373,972              0.3%
Belgium                                            18,929,107              4.1%
Bermuda                                            10,132,949              2.2%
Brazil                                              2,421,273              0.5%
Canada                                              5,128,580              1.1%
Cayman Islands                                      1,126,300              0.2%
Germany                                             2,742,805              0.6%
Hong Kong                                           5,545,844              1.2%
India                                              22,421,964              4.8%
Japan                                              14,410,430              3.1%
Malaysia                                            5,329,803              1.2%
Mexico                                              1,065,635              0.2%
Netherlands                                         1,558,144              0.3%
Singapore                                           7,760,735              1.7%
South Africa                                          699,863              0.2%
Sweden                                              1,996,158              0.4%
Switzerland                                         8,104,965              1.8%
United Kingdom                                      7,247,407              1.6%
United States                                     344,994,223             74.5%
--------------------------------------------------------------------------------
Total                                           $ 462,990,158            100.0%

              Summary of Investments by Country- (Short Positions)
                          October 31, 2008 (unaudited)
                                                                 % of Investment
Country                                               Value           Sold Short
--------------------------------------------------------------------------------
Australia                                       $ (13,129,838)             5.2%
Austria                                            (1,854,377)             0.7%
Bermuda                                            (1,065,554)             0.4%
Canada                                             (7,101,208)             2.8%
Cayman Islands                                     (3,837,729)             1.5%
China                                              (8,451,697)             3.4%
France                                            (11,184,573)             4.5%
Germany                                            (3,947,915)             1.6%
Hong Kong                                          (6,520,825)             2.6%
Italy                                              (2,392,001)             1.0%
Japan                                             (14,931,472)             6.0%
United Kingdom                                    (13,128,530)             5.2%
United States                                    (151,447,117)            60.9%
--------------------------------------------------------------------------------
Total                                           $(238,992,834)           100.0%

Forward Currency Contracts, Open
as of October 31, 2008 (unaudited)
Currency Sold and                  Currency       Currency           Unrealized
Settlement Date                    Units Sold     Value in U.S.$     Gain/(Loss)
--------------------------------------------------------------------------------
Brazilian Real 12/19/08              4,900,000     $  2,228,486       $   67,672
--------------------------------------------------------------------------------
Euro 11/12/08                        3,240,000        4,127,977          876,884
--------------------------------------------------------------------------------
South African Rand 11/12/08          6,200,000          633,990          116,479
--------------------------------------------------------------------------------
                                                   $  6,990,453     $  1,061,035
--------------------------------------------------------------------------------

Total Return Swaps outstanding at 10/31/08

                                                                                                                    Unrealized
                                                 Return Paid by the       Return Received by the   Termination     Appreciation/
Counterparty               Notional Amount              Fund                       Fund               Date        (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
                                              Honam
                                              Petrochemical             1-month LIBOR minus
Morgan Stanley                   (4,304,297)  Corporation               300 basis points             1/27/2011        $ (738,487)

                                              SK Telecom                1-month LIBOR minus
Morgan Stanley                   (5,721,377)  Company, Ltd.             400 basis points             1/27/2011          (386,740)

                                              Formosa Chemicals         1-month LIBOR
Morgan Stanley                   (2,815,680)  & Fibre Corporation       minus 600 basis points       1/22/2009            307,529

                                              Dow Jones STOXX
                                              600 Automobile &
                                              Parts Supersector         1-month LIBOR
Merrill Lynch                    (1,089,849)  Price Index               minus 65 basis points        1/20/2009            50,137
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $ (767,562)
-----------------------------------------------------------------------------------------------------------------------------------

Schedule of Written Options - Calls
      Annaly Capital Management, Inc.
         expires January 2009
         10,440 contracts
         exercise price $20.00                                        ($104,400)
      Chesapeake Energy Corp
         expires January 2009
         2,715 contracts
         exercise price $75.00                                           (6,788)
      CVS Caremark Corporation
         expires November 2008
         200 contracts
         exercise price $30.00                                          (40,000)
      Financial Select Sector SPDR
         expires January 2009
         10,675 contracts
         exercise price $24.00                                          (74,725)
      Forest Oil Corp.
         expires November 2008
         2,570 contracts
         exercise price $84.00                                               (1)
      Google, Inc.
         expires November 2008
         15 contracts
         exercise price $360.00                                         (32,250)
      Jones Lang Lasalle Inc.
         expires November 2008
         500 contracts
         exercise price $25.00                                         (425,000)
      JP Morgan Chase & Co.
         expires November 2008
         900 contracts
         exercise price $40.00                                         (283,500)
      Morgan Stanley
         expires January 2009
         5,000 contracts
         exercise price $55.00                                          (75,000)
      Owens-Illinois, Inc.
         expires January 2009
         2,715 contracts
         exercise price $35.00                                         (122,175)
      S&P 500(R) Index
         expires December 2008
         2,270 contracts
         exercise price $1,400.00                                        (2,270)
--------------------------------------------------------------------------------
Total Written Options - Calls
      (Premiums received $7,015,407)                                ($1,166,108)
--------------------------------------------------------------------------------

Schedule of Written Options - Puts
      American Express Company
         expires November 2008
         750 contracts
         exercise price $22.50                                         ($60,000)
      Chesapeake Energy Corp
         expires January 2009
         2,715 contracts
         exercise price $45.00                                       (6,338,711)
      Devon Energy Corporation
         expires January 2009
         370 contracts
         exercise price $80.00                                         (425,500)
      Financial Select Sector SPDR
         expires January 2009
         10,675 contracts
         exercise price $15.00                                       (1,889,475)
      Forest Oil Corp.
         expires November 2008
         2,015 contracts
         exercise price $59.00                                       (6,005,708)
      Forest Oil Corp.
         expires January 2009
         555 contracts
         exercise price $55.00                                       (1,450,382)
      Masco Corp.
         expires January 2010 (LEAPS)
         1,250 contracts
         exercise price $7.50                                          (250,000)
      Owens-Illinois, Inc.
         expires January 2009
         2,715 contracts
         exercise price $30.00                                       (2,199,150)
      S&P 500(R) Index
         expires December 2008
         3,026 contracts
         exercise price $1,075.00                                   (39,250,246)
--------------------------------------------------------------------------------
Total Written Options - Puts
      (Premiums received $11,431,653)                              ($57,869,172)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

BDR               Brazilian Depositary Receipt

ETF               Exchange Traded Fund

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

**    A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

--------------------------------------------------------------------------------

oo    Schedule of Fair Valued Securities (as of October 31, 2008)

                                                                   Value as a %
                                                        Value      of Net Assets
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Trinity, Ltd.                                        $  297,534           0.1%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of October 31, 2008)

                                        Acquisition       Acquisition                             Value as a % of
                                            Date             Cost                Value         Investment Securities
----------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Trinity, Ltd.oo                           11/14/07     $      298,978       $       297,534                      0.1%
----------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                                                   Level 2 - Other              Level 3 -
                                                                                   Significant Observable       Significant
                                                  Level 1 - Quoted Prices          Inputs                       Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Long/Short Fund                             $ 313,271,896                  $ 108,812,710               $ 297,534
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
-----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                                    -                          40,608,022                    -
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
-----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                              (151,447,117)                   (87,545,717)                   -
-----------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
-----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                                (1,549,833)                   (69,713,809)                   -
-----------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended October 31, 2008)

                                                                          Change in
                                                Accrued                   Unrealized        Net         Transfers In   Balance as of
                                Balance as of   Discounts/    Realized    Appreciation/     Purchases/  and/or Out of  October 31,
                                July 31, 2008   Premiums      Gain/(Loss) (Depreciation)    (Sales)     Level 3        2008
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Long/Short Fund         $ 295,566     $ -            $ -         $ 1,968           $ -          $ -          $ 297,534
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                             $      30,635,164
--------------------------------------------------------------------------------

Janus Adviser Mid-Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.6%
Advertising Sales - 1.6%
           484,887  Lamar Advertising Co. - Class A*                                                                    $  7,355,736
Aerospace and Defense - 1.0%
           227,380  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                   4,756,790
Aerospace and Defense - Equipment - 1.8%
           106,165  Alliant Techsystems, Inc.*                                                                             8,747,996
Agricultural Operations - 0.3%
         1,988,000  Chaoda Modern Agriculture Holdings, Ltd.                                                               1,358,972
Airlines - 1.8%
           382,675  Ryanair Holdings PLC (ADR)*,**                                                                         8,522,172
Apparel Manufacturers - 2.1%
           887,200  Esprit Holdings, Ltd.                                                                                  4,980,836
            89,435  VF Corp.                                                                                               4,927,869
                                                                                                                           9,908,705
Applications Software - 1.0%
           184,525  Citrix Systems, Inc.*                                                                                  4,755,209
Batteries and Battery Systems - 1.5%
           146,035  Energizer Holdings, Inc.*                                                                              7,135,270
Casino Hotels - 0.6%
           248,574  Crown, Ltd.**                                                                                          1,111,562
           388,435  Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                           1,592,583
                                                                                                                           2,704,145
Cellular Telecommunications - 1.1%
           191,190  Leap Wireless International, Inc.*                                                                     5,360,968
Chemicals - Diversified - 1.1%
           132,496  K+S A.G.**                                                                                             5,283,287
Commercial Services - 3.1%
            55,140  CoStar Group, Inc.*                                                                                    1,986,143
           520,555  Iron Mountain, Inc.*                                                                                  12,639,075
                                                                                                                          14,625,218
Commercial Services - Finance - 2.1%
           113,810  Equifax, Inc.                                                                                          2,968,165
            83,450  Global Payments, Inc.                                                                                  3,380,560
           125,272  Paychex, Inc.                                                                                          3,575,262
                                                                                                                           9,923,987
Computer Aided Design - 0.6%
           199,640  Logitech International*                                                                                2,952,676
Computer Services - 0.4%
            54,540  IHS, Inc. - Class A*                                                                                   1,930,171
Computers - 0.6%
            27,803  Apple, Inc.*                                                                                           2,991,325
Consulting Services - 0.7%
           172,430  Gartner Group, Inc.*                                                                                   3,172,712
Containers - Metal and Glass - 2.7%
           206,125  Ball Corp.                                                                                             7,049,475
           252,830  Owens-Illinois, Inc.*                                                                                  5,784,750
                                                                                                                          12,834,225
Decision Support Software - 1.3%
           354,113  MSCI, Inc.*                                                                                            6,104,908
Distribution/Wholesale - 1.1%
         2,565,975  Li & Fung, Ltd.                                                                                        5,159,693
Diversified Operations - 0.9%
           130,890  Cooper Industries, Ltd. - Class A                                                                      4,051,045
         2,469,140  Polytec Asset Holdings, Ltd.                                                                             108,143
                                                                                                                           4,159,188
Electric Products - Miscellaneous - 0.9%
           130,307  AMETEK, Inc.                                                                                           4,332,708
Electronic Components - Semiconductors - 1.6%
           355,130  Microsemi Corp.*                                                                                       7,720,526
Electronic Connectors - 1.5%
           255,285  Amphenol Corp. - Class A                                                                               7,313,915
Electronic Measuring Instruments - 1.0%
           223,361  Trimble Navigation, Ltd.*                                                                              4,594,536
Entertainment Software - 0.5%
           108,555  Electronic Arts, Inc.*                                                                                 2,472,883
Fiduciary Banks - 0.6%
            54,030  Northern Trust Corp.                                                                                   3,042,429
Filtration and Separations Products - 0.7%
           127,330  Pall Corp.                                                                                             3,362,785
Finance - Consumer Loans - 1.1%
           338,535  Nelnet, Inc. - Class A*                                                                                4,952,767
Finance - Other Services - 1.0%
            16,160  CME Group, Inc.                                                                                        4,559,544
Independent Power Producer - 1.5%
           310,110  NRG Energy, Inc.*                                                                                      7,210,058
Instruments - Controls - 0.8%
            49,015  Mettler-Toledo International, Inc.*                                                                    3,751,608
Instruments - Scientific - 1.7%
           193,977  Thermo Fisher Scientific, Inc.*                                                                        7,875,466
Internet Connectivity Services - 0.8%
            82,917  NDS Group PLC (ADR)*                                                                                   3,954,312
Investment Management and Advisory Services - 1.9%
           364,425  National Financial Partners Corp.                                                                      2,427,071
           160,005  T. Rowe Price Group, Inc.                                                                              6,326,597
                                                                                                                           8,753,668
Machinery - General Industrial - 1.9%
           199,075  Roper Industries, Inc.                                                                                 9,028,051
Machinery - Pumps - 1.0%
           187,355  Graco, Inc.                                                                                            4,633,289
Medical - Biomedical and Genetic - 5.8%
           257,695  Celgene Corp.*                                                                                        16,559,480
            24,170  Genzyme Corp.*                                                                                         1,761,510
           137,995  Gilead Sciences, Inc.*                                                                                 6,327,071
            57,275  Millipore Corp.*                                                                                       2,972,000
                                                                                                                          27,620,061
Medical - Drugs - 1.0%
           114,890  Shire PLC (ADR)                                                                                        4,532,411
Medical - HMO - 1.7%
           107,365  Coventry Health Care, Inc.*                                                                            1,416,144
           277,735  UnitedHealth Group, Inc.                                                                               6,590,652
                                                                                                                           8,006,796
Metal Processors and Fabricators - 1.0%
            74,415  Precision Castparts Corp.                                                                              4,822,836
Oil Companies - Exploration and Production - 5.9%
           104,390  EOG Resources, Inc.                                                                                    8,447,239
           321,595  Forest Oil Corp.*                                                                                      9,393,789
           511,443  Sandridge Energy, Inc.*                                                                                5,472,440
            85,775  Whitting Petroleum Corp.*                                                                              4,459,442
                                                                                                                          27,772,910
Oil Companies - Integrated - 1.0%
            79,930  Hess Corp.                                                                                             4,812,585
Oil Field Machinery and Equipment - 0.5%
            73,155  FMC Technologies, Inc.*                                                                                2,559,693
Physical Practice Management - 1.3%
           163,800  Pediatrix Medical Group, Inc.*                                                                         6,330,870
Pipelines - 1.3%
           121,035  Kinder Morgan Management LLC*                                                                          6,045,698
Real Estate Management/Services - 1.4%
           311,870  CB Richard Ellis Group, Inc. - Class A*                                                                2,186,209
           137,273  Jones Lang LaSalle, Inc.                                                                               4,519,027
                                                                                                                           6,705,236
Real Estate Operating/Development - 2.3%
         1,208,000  CapitaLand, Ltd.                                                                                       2,386,763
         1,574,000  Hang Lung Properties, Ltd.                                                                             3,803,343
           146,275  St. Joe Co.*                                                                                           4,522,823
                                                                                                                          10,712,929
Reinsurance - 2.0%
             2,479  Berkshire Hathaway, Inc. - Class B*                                                                    9,519,360
REIT - Diversified - 1.3%
           851,597  CapitalSource, Inc.                                                                                    6,301,818
Retail - Apparel and Shoe - 1.0%
           250,825  Nordstrom, Inc.                                                                                        4,537,424
Retail - Office Supplies - 0.9%
           211,162  Staples, Inc.                                                                                          4,102,878
Semiconductor Components/Integrated Circuits - 3.9%
         2,755,920  Atmel Corp.*                                                                                          11,437,069
           716,144  Cypress Semiconductor Corp.*                                                                           3,587,881
           109,645  Sunpower Corp. - Class B*                                                                              3,246,588
                                                                                                                          18,271,538
Semiconductor Equipment - 1.4%
           289,975  KLA-Tencor Corp.                                                                                       6,741,919
Telecommunication Equipment - 1.4%
           452,005  CommScope, Inc.*                                                                                       6,648,994
Telecommunication Services - 3.3%
           350,290  Amdocs, Ltd. (U.S. Shares)*                                                                            7,902,542
           187,935  SAVVIS, Inc.*                                                                                          1,616,241
           881,450  Time Warner Telecom, Inc. - Class A*                                                                   6,240,666
                                                                                                                          15,759,449
Toys - 2.3%
           719,796  Mattel, Inc.                                                                                          10,811,336
Transportation - Railroad - 1.2%
           131,000  Canadian National Railway Co. (U.S. Shares)                                                            5,667,060
Transportation - Services - 2.0%
           148,475  C.H. Robinson Worldwide, Inc.                                                                          7,688,035
            56,150  Expeditors International of Washington, Inc.                                                           1,833,298
                                                                                                                           9,521,333
Transportation - Truck - 1.1%
           110,450  Con-Way, Inc.                                                                                          3,759,718
            36,590  Landstar System, Inc.                                                                                  1,412,008
                                                                                                                           5,171,726
Web Hosting/Design - 1.9%
           143,895  Equinix, Inc.*                                                                                         8,981,926
Wireless Equipment - 2.8%
           626,828  Crown Castle International Corp.*                                                                     13,269,949
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $648,123,737)                                                                                   452,530,633
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.4%
        17,507,903  Janus Institutional Cash Management Fund - Institutional Shares, 1.46%                                17,507,903
         3,270,000  Janus Institutional Money Market Fund - Institutional Shares, 1.09%                                    3,270,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $20,777,903)                                                                                    20,777,903

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $668,901,640) - 100%                                                                       473,308,536
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

                                                                 % of Investment
Country                                              Value            Securities
--------------------------------------------------------------------------------
Australia                                       $    1,111,562              0.2%
Bermuda                                             14,191,575              3.0%
Brazil                                               4,756,790              1.0%
Canada                                               5,667,060              1.2%
Cayman Islands                                       3,056,698              0.7%
Germany                                              5,283,287              1.1%
Guernsey                                             7,902,542              1.7%
Hong Kong                                            3,803,343              0.8%
Ireland                                              8,522,172              1.8%
Singapore                                            2,389,763              0.5%
United Kingdom                                       8,486,722              1.8%
United States++                                    408,137,022             86.2%
--------------------------------------------------------------------------------
Total                                           $  473,308,536            100.0%

++ Includes Short-Term Securities (81.8% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of October 31, 2008 (unaudited)

Currency Sold and                  Currency          Currency       Unrealized
Settlement Date                   Units Sold      Value in U.S.$    Gain/(Loss)
--------------------------------------------------------------------------------
Australian Dollar 12/12/08         1,502,000      $     993,748    $     78,980
Euro 11/12/08                      6,814,885          8,682,620       1,279,238
--------------------------------------------------------------------------------
Total                                             $   9,676,368    $  1,358,218

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                              $      14,917,021
--------------------------------------------------------------------------------


Valuation Inputs Summary
(as of October 31, 2008)

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.


                                                Level 1 - Quoted       Level 2 - Other Significant        Level 3 - Significant
                                                Prices                 Observable Inputs                  Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Mid Cap Growth Fund                 $404,979,767                    $ 68,328,769                         $ -

Other Financial Instruments(a):

Janus Adviser Mid Cap Growth Fund                    1,358,218                               -                           -
----------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option and swap contracts.Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Adviser Modular Portfolio Construction(R) Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds - 4.1%
Commodity - 4.1%
               860  iShares S&P GSCI Commodity-Indexed Trust ETF* (cost $49,162)                                         $    32,542
------------------------------------------------------------------------------------------------------------------------------------
Tracker Index - 4.7%
Investment Companies - 4.7%
                39  Goldman Sachs Absolute Return Tracker Index (cost $40,000)                                                37,817
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 88.2%
Equity Funds - 56.6%
             2,043  Janus Adviser Forty Fund - Class I Shares                                                                 52,554
             4,996  Janus Adviser Fundamental Equity Fund - Class I Shares                                                    61,705
             1,197  Janus Adviser Global Real Estate Fund - Class I Shares                                                     7,052
             2,718  Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares                                            25,169
             4,113  Janus Adviser INTECH Risk-Managed International Fund - Class I Shares                                     24,102
             3,579  Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares                                             27,912
             3,447  Janus Adviser International Equity Fund - Class I Shares                                                  23,990
             1,393  Janus Adviser International Growth Fund - Class I Shares                                                  48,702
             5,317  Janus Adviser Orion Fund - Class I Shares                                                                 48,600
             7,071  Janus Adviser Small-Mid Growth Fund - Class I Shares                                                      59,752
             4,735  Janus Contrarian Fund                                                                                     51,613
             1,245  Janus Research Fund                                                                                       22,729
                                                                                                                             453,880
Fixed-Income Funds - 31.6%
            21,601  Janus Adviser Flexible Bond Fund - Class I Shares                                                        248,408
               713  Janus Adviser High-Yield Fund - Class I Shares                                                             5,215
                                                                                                                             253,623
------------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (cost $924,212)                                                                                           707,503

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.0%
            24,000  Janus Institutional Money Market Fund - Institutional Shares, 1.09% (cost $24,000)                        24,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,037,374) - 100%                                                                         $   801,862
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ETF          Exchange - Traded Fund
*            Non-income-producing security.

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of October 31, 2008)

                                                                            Level 2 - Other
                                                         Level 1 -          Significant Observable       Level 3 - Significant
                                                         Quoted Prices      Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Modular Portfolio Construction(R) Fund          $769,320                     $ 32,542                      $ -

---------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 57.6%
      $  5,600,000    Calyon, New York, 0.2000%
                      dated 10/31/08, maturing 11/03/08
                      to be repurchased at $5,600,093
                      collateralized by $5,710,488
                      in U.S. Government Agencies
                      0% - 5.0000%, 11/26/08 - 1/15/37
                      with a value of $5,712,054                                                                       $   5,600,000
         5,600,000    Deutsche Bank Securities, Inc., 0.2000%
                      dated 10/31/08, maturing 11/03/08
                      to be repurchased at $5,600,093
                      collateralized by $5,696,656
                      in U.S. Government Agencies
                      2.3750% - 7.0000%, 3/5/10 - 1/15/17
                      with a value of $5,712,001                                                                           5,600,000
         2,200,000    ING Group N.V., 0.2000%
                      dated 10/31/08, maturing 11/03/08
                      to be repurchased at $2,200,037
                      collateralized by $4,242,616
                      in U.S. Government Agencies
                      0% - 17.6470%, 12/25/08 - 10/1/47
                      with a value of $2,244,005                                                                           2,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (amortized cost $13,400,000)                                                                   13,400,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 10.2%
           400,000  Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B,
                    3.4600%, 10/1/19                                                                                         400,000
           310,000  Breckenridge Terrace LLC, 5.7500%, 5/1/39                                                                310,000
           400,000  California Infrastructure and Economic Development, 3.3200%, 7/1/33                                      400,000
           100,000  California Statewide Communities Development Authority, 2.8500%, 3/15/33                                 100,000
           100,000  California Statewide Communities Development Authority, 2.8500%, 5/1/34                                  100,000
           350,000  Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A
                    5.7500%, 7/1/35                                                                                          350,000
           160,000  Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark),
                    4.7800%, 4/1/20                                                                                          160,000
           250,000  Sacramento California Redevelopment Agency, 2.8500%, 1/15/36                                             250,000
           300,000  Saint Joseph, Missouri Industrial Development Authority Revenue, (Albaugh, Inc.
                    Project), Series B, 5.1500%, 11/1/19                                                                     300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (amortized cost $2,370,000)                                                       2,370,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 32.2%
                    Fannie Mae:
         1,000,000    2.3800%, 11/3/08                                                                                       999,867
         1,000,000    1.2000%, 11/10/08                                                                                      999,695
         1,000,000    2.5200%, 11/19/08                                                                                      999,350
         1,000,000    2.4850%, 12/31/08                                                                                      995,841
         1,000,000  Federal Home Loan Bank System
                      2.6000%, 4/14/09                                                                                       988,103
                    Freddie Mac:
         1,000,000    0.7500%, 11/4/08                                                                                       999,937
           500,000    1.2000%, 11/26/08                                                                                      499,576
         1,000,000    2.4700%, 12/29/08                                                                                      996,004
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (amortized cost $7,478,373)                                                             7,478,373
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total amortized cost $23,248,373) - 100%                                                            $  23,248,373
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                                Level 2 - Other Significant   Level 3 - Significant Unobservable
                                       Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Money Market Fund        $ -                      $ 23,248,373                  $ -
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Orion Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.1%
Advertising Sales - 0.9%
            21,855  Lamar Advertising Co. - Class A*                                                                   $     331,540
Aerospace and Defense - 1.2%
            21,185  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                     443,190
Agricultural Chemicals - 1.8%
             8,010  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   682,933
Agricultural Operations - 1.4%
           776,000  Chaoda Modern Agriculture Holdings, Ltd.                                                                 530,464
Auction House - Art Dealer - 1.9%
            76,345  Sotheby's Holdings, Inc. - Class A **                                                                    710,772
Building - Residential and Commercial - 0.3%
            60,908  Rossi Residencial S.A.                                                                                   124,067
Building Products - Wood - 2.4%
            91,432  Masco Corp. **                                                                                           928,035
Cable Television - 0.8%
               484  Jupiter Telecommunications Company, Ltd. **                                                              325,378
Casino Hotels - 1.0%
            95,220  Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                             390,402
Cellular Telecommunications - 1.5%
            18,190  America Movil S.A. de C.V. - Series L (ADR)                                                              562,799
Commercial Banks - 1.6%
           195,568  Anglo Irish Bank Corporation PLC**                                                                       618,251
Computers - 3.3%
            25,465  Research In Motion, Ltd. (U.S. Shares)*,**                                                             1,284,200
Diversified Operations - 3.9%
            23,111  Siemens A.G. **                                                                                        1,412,314
            44,550  YTL Corporation Berhad                                                                                    78,792
                                                                                                                           1,491,106
Electronic Connectors - 0.3%
             1,300  Hirose Electric Company, Ltd. **                                                                         113,670
Electronic Measuring Instruments - 1.2%
            22,600  Trimble Navigation, Ltd.*                                                                                464,882
Finance - Credit Card - 2.6%
            36,189  American Express Co. **                                                                                  995,198
Finance - Investment Bankers/Brokers - 4.7%
             4,835  Credit Suisse Group (ADR)                                                                                180,829
            11,064  Credit Suisse Group A.G.                                                                                 422,420
             7,655  Goldman Sachs Group, Inc.**                                                                              708,088
            27,425  Morgan Stanley Co.                                                                                       479,115
                                                                                                                           1,790,452
Finance - Other Services - 2.6%
            34,600  BM&F Bovespa S.A.*                                                                                        92,533
            89,159  Hong Kong Exchanges & Clearing, Ltd.                                                                     911,473
                                                                                                                           1,004,006
Hotels and Motels - 1.7%
            29,125  Starwood Hotels & Resorts Worldwide, Inc.**                                                              656,478
Internet Gambling - 0.7%
           132,153  Partygaming Plc.*,**                                                                                     256,497
Medical - Biomedical and Genetic - 5.2%
            31,055  Celgene Corp.*,**                                                                                      1,995,593
Medical - HMO - 4.5%
            72,620  UnitedHealth Group, Inc. **                                                                            1,723,273
Metal Processors and Fabricators - 1.2%
             7,205  Precision Castparts Corp.                                                                                466,956
Oil Companies - Integrated - 6.8%
            43,370  Hess Corp. **                                                                                          2,611,307
Printing - Commercial - 0.9%
            19,582  VistaPrint, Ltd.*                                                                                        334,265
Real Estate Management/Services - 2.4%
            27,610  Jones Lang LaSalle, Inc. **                                                                              908,921
Real Estate Operating/Development - 4.0%
           782,000  CapitaLand, Ltd. **                                                                                    1,545,073
REIT - Diversified - 4.5%
           233,209  CapitalSource, Inc. **                                                                                 1,725,747
Retail - Apparel and Shoe - 2.7%
            57,900  Nordstrom, Inc. **                                                                                     1,047,411
Retail - Drug Store - 7.8%
            96,210  CVS/Caremark Corp. **                                                                                  2,948,836
Schools - 1.3%
         1,293,000  Raffles Education Corp. Ltd.                                                                             492,943
Semiconductor Components/Integrated Circuits - 4.3%
            14,260  Atmel Corp.*                                                                                              59,179
            99,105  Cypress Semiconductor Corp.*,**                                                                          496,516
            37,599  Sunpower Corp. B-Shares*,**                                                                            1,113,306
                                                                                                                           1,669,001
Super-Regional Banks - 3.9%
            62,575  Bank of America Corp.                                                                                  1,512,438
Tools - Hand Held - 0.5%
            11,300  Makita Corp. **                                                                                          210,605
Transportation - Railroad - 0.4%
            36,956  All America Latina Logistica (GDR)                                                                       172,404
Veterinary Diagnostics - 2.3%
            49,070  VCA Antech, Inc.*, **                                                                                    888,167
Wireless Equipment - 5.0%
            91,105  Crown Castle International Corp.*, **                                                                  1,928,692
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $54,350,431)                                                                                     35,885,952
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.5%
Advertising Sales - 0.5%
      $    268,000  Lamar Advertising Co., 2.8750%, 12/31/10 (cost $195,422)                                                 192,625
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Building - Residential and Commercial - 0.0%
            13,446  Rossi Residencial S.A. (cost $0)*                                                                          1,180
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.7%
             219  Chesapeake Energy Corp.
                  expires April 2009
                  exercise price $25.00 **                                                                                   96,945
             120  CVS/Caremark Corp. (LEAPS)
                  expires January 2010
                  exercise price $30.00                                                                                      77,520
             894  JA Solar Holdings Co., Ltd. (LEAPS)
                  expires January 2010
                  exercise price $5.00                                                                                      204,082
             139  National City Corp. (LEAPS)
                  expires January 2010
                  exercise price $2.50                                                                                        6,950
             575  NVIDIA Corp.
                  expires December 2008
                  exercise price $12.50**                                                                                    13,628
              75  Occidental Petroleum Corp. (LEAPS)
                  expires January 2011
                  exercise price $30.00                                                                                     211,500
              50  UnitedHealth Group, Inc.
                  expires March 2009
                  exercise price $35.00                                                                                       3,750
              86  UnitedHealth Group, Inc. (LEAPS)
                  expires January 2010
                  exercise price $30.00                                                                                      36,296
              57  Valero Energy Corp.
                  expires December 2008
                  exercise price $52.50**                                                                                         0
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $729,565)                                                                     650,671
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.1%
              15  Hess Corp.
                  expires January 2009
                  exercise price $55.00 **                                                                                    11,237
              45  Nordstrom, Inc.
                  expires January 2009
                  exercise price $15.00                                                                                        8,133
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $26,740)                                                                        19,370
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 6.2%
         2,375,989  Janus Institutional Money Market Fund - Institutional Shares, 1.09% (cost $2,375,989)                  2,375,989

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $57,678,146) - 100.6%                                                                    $  39,125,787
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short- (0.6)%
Currency - (0.6)%
           (1,700)  Currency Shares Euro Trust (proceeds $220,425)                                                         (217,073)

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $57,457,722) - 100%                                                                      $  38,908,714
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          October 31, 2008 (unaudited)

                                                                 % of Investment
Country                                            Value              Securities
--------------------------------------------------------------------------------
Bermuda                               $          334,265                   0.9%
Brazil                                           833,374                   2.1%
Canada                                         1,967,132                   5.0%
Cayman Islands                                   920,866                   2.4%
Germany                                        1,412,314                   3.6%
Gibraltar                                        256,497                   0.7%
Hong Kong                                        911,473                   2.3%
Ireland                                          618,251                   1.6%
Japan                                            649,653                   1.7%
Malaysia                                          78,792                   0.2%
Mexico                                           562,799                   1.4%
Singapore                                      2,038,016                   5.2%
Switzerland                                      603,249                   1.5%
United States++                               27,939,106                  71.4%
--------------------------------------------------------------------------------
Total                                 $       39,125,787                 100.0%

++Includes Short-Term Securities and Other Securities (65.3% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country - (Short Positions)
                          October 31, 2008 (unaudited)

                                                                % of Securities
Country                        Value                                 Sold Short
-------------------------------------------------------------------------------
United States                $  (217,073)                              100.0%
-------------------------------------------------------------------------------
Total                        $  (217,073)                              100.0%

Forward Currency Contracts, Open
as of October 31, 2008 (unaudited)

Currency Sold and                     Currency       Currency       Unrealized
Settlement Date                      Units Sold   Value in U.S. $   Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/12/08                   131,000  $     210,693  $      33,053
Euro 11/12/08                          1,066,000      1,358,155        165,313
Euro 12/12/08                            180,000        229,073           (563)
Japanese Yen 12/12/08                 25,000,000        254,346           (694)
Japanese Yen 12/19/08                 25,300,000        257,524         (5,782)
--------------------------------------------------------------------------------
Total                                             $   2,309,791  $     191,327

Schedule of Written Options - Calls                                               Value
---------------------------------------------------------------------------------------------------
                                     Chesapeake Energy Corp.
                                        expires April 2009
                                        146 contracts
                                        exercise price $37.50                   $  (16,822)

                                     Cypress Semiconductor Corp.
                                        expires December 2008
                                        99 contracts
                                        exercise price $32.00                            -

                                     Hess Corp.
                                        expires January 2009
                                        15 contracts
                                        exercise price $35.00                       (8,646)

                                     NVIDIA Corp.
                                        expires December 2008
                                        575 contracts
                                        exercise price $17.50                       (1,955)

                                     Nordstrom, Inc.
                                        expires January 2009
                                        45 contracts
                                        exercise price $15.00                      (20,493)

                                     Nordstrom, Inc.
                                        expires January 2009
                                        42 contracts
                                        exercise price $30.00                       (1,184)

                                     Nordstrom, Inc.
                                        expires January 2009
                                        97 contracts
                                        exercise price $35.00                       (1,228)

                                     Research In Motion, Ltd.
                                        expires January 2009
                                        20 contracts
                                        exercise price $150.00                           -

                                     Russell 2000(R) Index
                                        expires December 2008
                                        7 contracts
                                        exercise price $780.00                        (105)

                                     Russell 2000(R) Index
                                        expires December 2008
                                        7 contracts
                                        exercise price $800.00                         (70)

                                     S&P 500(R) Index
                                        expires December 2008
                                        29 contracts
                                        exercise price $1450.00                        (80)

                                     Valero Energy Corp.
                                        expires December 2008
                                        57 contracts
                                        exercise price $62.50                            -

---------------------------------------------------------------------------------------------------
 Total Written Options - Calls       (Premiums received $264,805)               $  (50,582)
---------------------------------------------------------------------------------------------------

Schedule of Written Options - Puts                                                Value
---------------------------------------------------------------------------------------------------
                                     Chesapeake Energy Corp.
                                        expires April 2009
                                        146 contracts
                                        exercise price $15.00                   $  (39,175)

                                     CVS/Caremark Corp. (LEAPS)
                                        expires January 2010
                                        120 contracts
                                        exercise price $20.00                      (23,880)

                                     Hess Corp.
                                        expires January 2009
                                        15 contracts
                                        exercise price $35.00                       (2,765)

                                     Owens-Illinois, Inc.
                                        expires November 2008
                                        23 contracts
                                        exercise price $17.50                         (460)

                                     JA Solar Holding Co., Ltd. (LEAPS)
                                        expires January 2010
                                        894 contracts
                                        exercise price $2.50                       (78,985)

                                     NVIDIA Corp.
                                        expires December 2008
                                        259 contracts
                                        exercise price $10.00                      (48,951)

                                     Occidental Petroleum Company (LEAPS)
                                        expires January 2011
                                        75 contracts
                                        exercise price $30.00                      (37,500)

                                     Research In Motion, Ltd.
                                        expires January 2009
                                        12 contracts
                                        exercise price $100.00                     (59,324)

                                     Unitedhealth Group, Inc.
                                        expires March 2009
                                        25 contracts
                                        exercise price $27.50                      (15,750)

                                     Unitedhealth Group, Inc. (LEAPS)
                                        expires January 2010
                                        86 contracts
                                        exercise price $30.00                      (86,833)

---------------------------------------------------------------------------------------------------

 Total Written Options - Puts        (Premiums received $284,220)               $ (393,623)
---------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.


*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

                                                                       Aggregate
Fund                                                                       Value
--------------------------------------------------------------------------------
Janus Adviser Orion Fund                                             $13,679,010
--------------------------------------------------------------------------------

Valuation Inputs Summary
(as of October 31, 2008)

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

                                                Level 1 - Quoted         Level 2 - Other Significant       Level 3 - Significant
                                                Prices                   Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Orion Fund                          $  27,003,029               $      11,452,718                        -
------------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
Janus Adviser Orion Fund                          $     218,450               $         451,590
Investments in Securities Sold Short:
Janus Adviser Orion Fund                          $    (217,073)                              -                        -
Other Financial Instruments(a):
Janus Adviser Orion Fund                          $    197,236                $         549,025                        -

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Total Return Swaps outstanding at 10/31/08

                                                                                                                       Unrealized
                                                                                                                      Appreciation/
   Counterparty      Notional Amount  Return Paid by the Fund  Return Received by the Fund     Termination Date      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
                                       Goldman Sachs Custom J   1-month LIBOR
Goldman Sachs             $ (100,463)  Consumer Basket          minus 120 basis points              10/1/2009          $   (22,072)
                                       Goldman Sachs Small
                                       Cap AMP Consumer         1-month LIBOR
Goldman Sachs               (631,384)  Discretionary Index      minus 120 basis points              8/14/2009              219,308
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $   197,236
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Small Company Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.7%
Advanced Materials/Products - 1.0%
            14,880  Ceradyne, Inc.*                                                                                    $     349,680
Applications Software - 0.5%
             8,215  Progressive Software Corporation*                                                                        188,452
Building - Mobile Home and Manufactured Homes - 0.6%
            11,440  Thor Industries, Inc.                                                                                    204,776
Building and Construction - Miscellaneous - 0.4%
            15,077  Dycom Industries, Inc.*                                                                                  133,884
Building and Construction Products - Miscellaneous - 0.4%
            32,825  Louisiana-Pacific Corp.*                                                                                 157,560
Chemicals - Diversified - 1.6%
            13,140  FMC Corp.                                                                                                572,116
Collectibles - 1.0%
            28,955  RC2 Corp.*                                                                                               367,729
Commercial Banks - 8.8%
            10,717  BancFirst Corp.                                                                                          540,137
            46,215  Cascade Bancorp                                                                                          440,891
            52,310  CoBiz Financial, Inc.                                                                                    608,889
             2,458  First Citizens BancShares, Inc. - Class A                                                                375,877
            15,721  Simmons First National Corp. - Class A                                                                   487,665
             9,689  TriCo Bancshares                                                                                         208,701
            12,206  UMB Financial Corp.                                                                                      553,298
                                                                                                                           3,215,458
Commercial Services - 1.5%
            21,505  Steiner Leisure, Ltd.*                                                                                   556,980
Commercial Services - Finance - 1.2%
            36,795  Deluxe Corp.                                                                                             447,427
Computer Services - 0.8%
             7,050  CACI International, Inc.*                                                                                290,319
Consumer Products - Miscellaneous - 2.4%
            49,490  Jarden Corp.*                                                                                            880,922
Containers - Metal and Glass - 0.5%
             8,045  Owens-Illinois, Inc.*                                                                                    184,070
Containers - Paper and Plastic - 0.6%
            36,560  Temple-Inland, Inc.                                                                                      216,801
Diversified Operations - 1.8%
            18,065  Barnes Group, Inc.                                                                                       262,123
            21,568  Crane Co.                                                                                                353,068
           553,794  Polytec Asset Holdings, Ltd.                                                                              24,255
                                                                                                                             639,446
Electric - Integrated - 2.3%
            16,796  ALLETE, Inc.                                                                                             587,860
            10,730  Otter Tail Corp.                                                                                         251,940
                                                                                                                             839,800
Electronic Components - Semiconductors - 2.5%
            10,965  International Rectifier Corp.*                                                                           169,300
            34,595  Microsemi Corp.*                                                                                         752,095
                                                                                                                             921,395
Enterprise Software/Services - 0.9%
            29,955  Omnicell, Inc.*                                                                                          328,906
Finance - Consumer Loans - 2.7%
            66,396  Nelnet, Inc. - Class A*                                                                                  971,373
Finance - Investment Bankers/Brokers - 0.6%
            10,030  Raymond James Financial, Inc.                                                                            233,599
Firearms and Ammunition - 2.2%
           151,070  Smith & Wesson Holding Corp.*                                                                            347,461
            63,750  Sturm Ruger and Company, Inc.*                                                                           455,813
                                                                                                                             803,274
Food - Retail - 2.2%
            13,406  Ruddick Corp.                                                                                            383,948
            12,779  Weis Markets, Inc.                                                                                       414,551
                                                                                                                             798,499
Footwear and Related Apparel - 2.8%
            31,265  Skechers U.S.A., Inc. - Class A*                                                                         424,579
            26,185  Wolverine World Wide, Inc.                                                                               615,347
                                                                                                                           1,039,926
Gas - Distribution - 1.4%
             7,782  Atmos Energy Corp.                                                                                       188,869
            10,258  Piedmont Natural Gas Company, Inc.                                                                       337,694
                                                                                                                             526,563
Hazardous Waste Disposal - 0.7%
            35,605  Newalta Income Fund                                                                                      252,675
Human Resources - 1.1%
            24,160  Resources Connection, Inc.*                                                                              418,934
Internet Applications Software - 0.8%
            24,404  Interwoven, Inc.*                                                                                        307,734
Internet Incubators - 0.4%
           175,109  Safeguard Scientifics, Inc.*                                                                             136,585
Investment Companies - 1.1%
            46,947  Hercules Technology Growth Capital, Inc.                                                                 407,500
Machinery - Electrical - 1.4%
            15,175  Regal-Beloit Corp.                                                                                       494,098
Machinery - General Industrial - 1.4%
            25,439  Applied Industrial Technologies, Inc.                                                                    513,613
Medical - Outpatient and Home Medical Care - 1.9%
            19,570  LHC Group LLC*                                                                                           690,430
Medical Instruments - 1.6%
            22,926  CONMED Corp.*                                                                                            600,661
Metal Processors and Fabricators - 0.5%
             4,910  Kaydon Corp.                                                                                             164,043
Multi-Line Insurance - 1.3%
            20,291  American Financial Group, Inc.                                                                           461,214
Non-Ferrous Metals - 0.6%
            13,689  RTI International Metals, Inc.*                                                                          216,149
Oil - Field Services - 0.4%
            20,660  TETRA Technologies, Inc.*                                                                                143,794
Oil and Gas Drilling - 0.9%
            11,926  Atwood Oceanics, Inc.*                                                                                   327,726
Oil Companies - Exploration and Production - 2.7%
             9,620  Forest Oil Corp.*                                                                                        281,000
            24,108  Mariner Energy, Inc.*                                                                                    346,914
            14,555  St. Mary Land & Exploration Co.                                                                          362,274
                                                                                                                             990,188
Pipelines - 3.4%
            11,330  Boardwalk Pipeline Partners                                                                              271,920
            10,670  Copano Energy LLC.                                                                                       235,060
             8,775  Magellan Midstream Partners L.P.                                                                         314,145
            13,480  Regency Energy Partners L.P.                                                                             194,651
            16,315  Western Gas Partners L.P.                                                                                213,727
                                                                                                                           1,229,503
Printing - Commercial - 1.3%
            56,016  Cenveo, Inc.*                                                                                            270,557
            16,082  Consolidated Graphics, Inc.*                                                                             209,227
                                                                                                                             479,784
Property and Casualty Insurance - 0.5%
             3,640  Navigators*                                                                                              183,856
Real Estate Management/Services - 0.4%
             4,740  Jones Lang LaSalle, Inc.                                                                                 156,041
Recreational Vehicles - 0.5%
             5,906  Polaris Industries, Inc.                                                                                 198,855
REIT - Diversified - 2.1%
            65,632  CapLease, Inc.                                                                                           443,016
             9,945  Digital Realty Trust, Inc.                                                                               332,959
                                                                                                                             775,975
REIT - Health Care - 1.3%
            15,505  Nationwide Health Properties, Inc.                                                                       462,669
REIT - Office Property - 1.7%
             5,539  Alexandria Real Estate Equities, Inc.                                                                    385,071
             7,600  Kilroy Realty Corp.                                                                                      244,340
                                                                                                                             629,411
REIT - Regional Malls - 1.6%
            17,109  Taubman Centers, Inc.                                                                                    568,361
REIT - Shopping Centers - 1.0%
            19,670  Acadia Realty Trust                                                                                      355,437
REIT - Warehouse/Industrial - 0.8%
            24,570  First Potomac Realty Trust                                                                               301,720
Resorts and Theme Parks - 1.6%
            17,040  Vail Resorts, Inc.*                                                                                      566,750
Retail - Apparel and Shoe - 2.2%
            31,815  BEBE Stores, Inc.                                                                                        281,881
            20,240  Gymboree Corp.*                                                                                          523,406
                                                                                                                             805,287
Retail - Automobile - 0.8%
            27,035  Rush Enterprises, Inc.*                                                                                  288,463
Semiconductor Components/Integrated Circuits - 3.2%
           230,515  Atmel Corp.*                                                                                             956,637
            20,660  Emulex Corp.*                                                                                            196,270
                                                                                                                           1,152,907
Telecommunication Equipment - 2.6%
           136,570  Arris Group, Inc.*                                                                                       943,699
Toys - 0.5%
             8,315  Jakks Pacific, Inc.*                                                                                     186,007
Transportation - Air Freight - 0.4%
             7,180  Atlas Air Worldwide Holdings, Inc.*                                                                      138,718
Transportation - Equipment and Leasing - 1.7%
            21,262  GATX Corp.                                                                                               607,030
Transportation - Marine - 0.9%
            67,500  Horizon Lines, Inc. - Class A                                                                            316,575
Transportation - Truck - 2.1%
            25,772  Old Dominion Freight Line, Inc.*                                                                         781,922
Water - 1.1%
            11,730  American States Water Co.                                                                                401,283
Wire and Cable Products - 1.0%
            16,720  Belden, Inc.                                                                                             348,445
Wireless Equipment - 0.5%
            85,130  RF Micro Devices Inc.*                                                                                   169,409
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $43,609,880)                                                                                     33,042,406
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 9.3%
         1,714,942  Janus Institutional Cash Management Fund - Institutional Shares, 1.46%                                 1,714,942
         1,692,770  Janus Institutional Money Market Fund - Institutional Shares, 1.09%                                    1,692,770
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,407,712)                                                                                      3,407,712

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $47,017,592) - 100%                                                                      $  36,450,118
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

Country                                             Value       % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Bermuda                                $          556,980                   1.5%
Canada                                            252,675                   0.7%
Cayman Islands                                     24,255                   0.1%
United States  ++                              35,616,208                  97.7%
-------------------------------------------------------------------------------
Total                                  $       36,450,118                 100.0%

++ Includes Short-Term Securities (88.4% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                         Level 1 - Quoted   Level 2 - Other Significant    Level 3 - Significant
                                                              Prices             Observable Inputs          Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Small Company Value                          $32,765,476              $3,684,642                      $-
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Small-Mid Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.7%
Advanced Materials/Products - 0.3%
             1,370  Metabolix, Inc.*                                                                                   $      12,837
Advertising Sales - 0.6%
             1,650  Lamar Advertising Co. - Class A*                                                                          25,031
Aerospace and Defense - 1.0%
             1,360  TransDigm Group, Inc.*                                                                                    40,990
Agricultural Chemicals - 0.5%
               900  Intrepid Potash, Inc.*                                                                                    19,566
Auction House - Art Dealer - 2.5%
             5,630  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                            104,549
Audio and Video Products - 2.0%
             3,980  DTS, Inc.*                                                                                                82,187
Casino Services - 0%
             5,520  Elixir Gaming Technologies, Inc. Private Placement                                                           773
             7,475  Elixir Gaming Technologies, Inc.*                                                                          1,046
                                                                                                                               1,819
Commercial Services - 7.5%
             3,550  CoStar Group, Inc.*                                                                                      127,871
             4,525  Iron Mountain, Inc.*                                                                                     109,867
             3,340  Standard Parking Corp.*                                                                                   70,006
                                                                                                                             307,744
Commercial Services - Finance - 4.0%
             7,610  Euronet Worldwide, Inc.*                                                                                  90,711
               965  Morningstar, Inc.*                                                                                        36,130
             2,490  Riskmetrics Group, Inc.*                                                                                  38,371
                                                                                                                             165,212
Computer Software - 0.7%
             2,480  Omniture, Inc.*                                                                                           28,520
Decision Support Software - 1.1%
             2,598  MSCI, Inc.*                                                                                               44,790
Diagnostic Kits - 0.8%
               900  IDEXX Laboratories, Inc.*                                                                                 31,671
Distribution/Wholesale - 1.2%
             1,395  MWI Veterinary Supply, Inc.*                                                                              48,309
Diversified Operations - 1.8%
             4,665  Barnes Group, Inc.                                                                                        67,689
            39,000  Melco International Development, Ltd.                                                                      6,920
                                                                                                                              74,609
Electronic Components - Semiconductors - 2.7%
            20,389  ARM Holdings PLC                                                                                          31,762
             3,563  Microsemi Corp.*                                                                                          77,460
                                                                                                                             109,222
Electronic Connectors - 3.2%
             4,515  Amphenol Corp. - Class A                                                                                 129,355
Electronic Measuring Instruments - 1.1%
             2,095  Trimble Navigation, Ltd.*,**                                                                              43,094
Filtration and Separations Products - 4.2%
             1,300  CLARCOR, Inc.                                                                                             46,007
             3,615  Donaldson Company, Inc.                                                                                  127,067
                                                                                                                             173,074
Finance - Other Services - 1.9%
            13,360  MarketAxess Holdings, Inc.*                                                                               76,419
Footwear and Related Apparel - 1.4%
             2,520  Wolverine World Wide, Inc.                                                                                59,220
Human Resources - 2.2%
             5,310  Resources Connection, Inc.*                                                                               92,075
Internet Applications Software - 1.0%
             3,070  DealerTrack Holdings, Inc.*                                                                               32,941
                28  E-Seikatsu Company, Ltd.*                                                                                 10,021
                                                                                                                              42,962
Life and Health Insurance - 0.1%
               300  Odontoprev S.A.                                                                                            3,866
Machinery - General Industrial - 3.5%
             1,915  Roper Industries, Inc.                                                                                    86,845
             1,405  Wabtec Corp.                                                                                              55,863
                                                                                                                             142,708
Medical - Biomedical and Genetic - 0.6%
             1,390  Sequenom, Inc.*                                                                                           25,020
Medical - Drugs - 1.1%
            12,970  Achillion Pharmaceuticals, Inc.*                                                                          20,752
             4,730  Array BioPharma, Inc.*                                                                                    23,272
                                                                                                                              44,024
Medical Information Systems - 0.6%
               785  Athenahealth, Inc.*                                                                                       24,021
Medical Instruments - 2.5%
             1,585  CONMED Corp.*                                                                                             41,527
               343  Intuitive Surgical, Inc.*                                                                                 59,267
                                                                                                                             100,794
Medical Products - 1.0%
            12,595  Tomotherapy, Inc.*                                                                                        40,934
Oil Companies - Exploration and Production - 2.4%
             4,533  Sandridge Energy, Inc.*                                                                                   48,503
               971  Whitting Petroleum Corp.*                                                                                 50,482
                                                                                                                              98,985
Oil Field Machinery and Equipment - 2.1%
             3,930  Dresser-Rand Group, Inc.*                                                                                 88,032
Pipelines - 1.9%
             1,542  Kinder Morgan Management LLC*                                                                             77,023
Power Converters and Power Supply Equipment - 0.6%
             4,910  JA Solar Holdings Company, Ltd. (ADR)*                                                                    23,568
Printing - Commercial - 2.6%
             6,340  VistaPrint, Ltd.*                                                                                        108,224
Real Estate Management/Services - 1.6%
             1,945  Jones Lang LaSalle, Inc.                                                                                  64,029
Real Estate Operating/Development - 0.3%
             3,530  Rodobens Negocios Imobiliarios S.A.                                                                       11,381
REIT - Diversified - 0.9%
             5,102  CapitalSource, Inc.                                                                                       37,755
Retail - Apparel and Shoe - 1.2%
             5,440  BeBe Stores, Inc.                                                                                         48,198
Retail - Petroleum Products - 1.9%
             3,540  World Fuel Services Corp.                                                                                 75,862
Schools - 1.5%
               270  Strayer Education, Inc.                                                                                   61,093
Semiconductor Components/Integrated Circuits - 4.7%
            26,180  Atmel Corp.*                                                                                             108,647
             8,125  Cypress Semiconductor Corp.*                                                                              40,706
             1,506  Sunpower Corp. - Class B*                                                                                 44,593
                                                                                                                             193,946
Telecommunication Equipment - 1.4%
             3,885  CommScope, Inc.*                                                                                          57,148
Telecommunication Services - 2.2%
             1,495  Amdocs, Ltd. (U.S. Shares)*                                                                               33,727
             6,445  SAVVIS, Inc.*                                                                                             55,427
                                                                                                                              89,154
Theaters - 2.4%
            12,210  National Cinemedia, Inc.                                                                                  98,901
Therapeutics - 1.3%
            10,025  MannKind Corp.*                                                                                           37,694
             2,555  Theravance, Inc.*                                                                                         17,323
                                                                                                                              55,017
Transportation - Marine - 1.3%
            11,450  Horizon Lines, Inc. - Class A                                                                             53,701
Transportation - Services - 1.4%
             1,545  Expeditors International of Washington, Inc.                                                              50,444
            10,380  Integrated Distribution Services Group, Ltd.                                                               8,749
                                                                                                                              59,193
Transportation - Truck - 6.0%
             1,765  Forward Air Corp.                                                                                         46,190
             2,715  Landstar System, Inc.                                                                                    104,772
             3,200  Old Dominion Freight Line, Inc.*                                                                          97,088
                                                                                                                             248,050
Web Hosting/Design - 3.2%
             1,420  Equinix, Inc.*,**                                                                                         88,637
             9,895  Terremark Worldwide, Inc.*                                                                                44,626
                                                                                                                             133,263
Wireless Equipment - 4.7%
             2,110  Crown Castle International Corp.*                                                                         44,669
             6,970  SBA Communications Corp. - Class A*                                                                      146,300
                                                                                                                             190,969
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,579,171)                                                                                       3,968,114
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.3%
             6,053  Janus Institutional Cash Management Fund - Institutional Shares, 1.46%                                     6,053
           171,353  Janus Institutional Money Market Fund - Institutional Shares, 1.09%                                      171,353
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $177,406)                                                                                          177,406

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,756,577) - 101.0%                                                                     $   4,145,520
------------------------------------------------------------------------------------------------------------------------------------

Securities Sold Short  - (1.0)%
E-Commerce/Products - (0.5)%
             (655)  Blue Nile, Inc.*                                                                                        (20,030)
Retail - Restaurants - (0.5)%
             (710)  Buffalo Wild Wings, Inc.*                                                                               (20,079)

------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $38,515) - (1.0)%                                                                     (40,109)
====================================================================================================================================

Total Investments and Securities Sold Short (total cost $5,718,062) - 100%                                             $   4,105,411
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

Country                                                 Value   % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Bermuda                                    $          116,973              2.8%
Brazil                                                 15,247              0.4%
Canada                                                104,549              2.5%
Cayman Islands                                         23,568              0.6%
Guernsey                                               33,727              0.8%
Hong Kong                                               6,920              0.2%
Japan                                                  10,021              0.2%
United Kingdom                                         31,762              0.8%
United States  ++                                   3,802,753             91.7%
-------------------------------------------------------------------------------
Total                                      $        4,145,520            100.0%
                                                    =========            ======

++ Includes Short-Term Securities and Other Securities (87.5% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country - (Short Positions)
                          October 31, 2008 (unaudited)

Country                                                                               Value   % of Securities
                                                                                                   Sold Short
-------------------------------------------------------------------------------------------------------------
United States                                                               $      (40,109)            100.0%
-------------------------------------------------------------------------------------------------------------

                                                                Value
--------------------------------------------------------------------------
Schedule of Written Options - Calls
              Trimble Navigation Ltd.
              expires November 2008
              9 contracts
              exercise price $30.00
              (Premiums received $3,123)                          $ (135)
--------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)


ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                                   $   93,417
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Small-Mid Growth Fund                  $3,871,847                     $ 273,673                      $ -

Investments in Securities Sold Short:
Janus Adviser Small-Mid Growth Fund                    (40,109)                             -                        -

Other Financial Instruments(a):
Janus Adviser Small-Mid Growth Fund                       (135)                             -                        -
------------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Adviser Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.4%
Advertising Agencies - 0.6%
           210,000  Omnicom Group, Inc.                                                                               $    6,203,400
Aerospace and Defense - 0.8%
           250,000  Rockwell Collins, Inc.                                                                                 9,307,500
Agricultural Chemicals - 0.1%
            24,800  Mosaic Co.                                                                                               977,368
Applications Software - 0.5%
           208,100  Intuit, Inc.                                                                                           5,214,986
Automotive - Truck Parts and Equipment - Original - 0.3%
            90,000  Magna International, Inc. - Class A (U.S. Shares)                                                      3,042,900
Beverages - Non-Alcoholic - 0.4%
            67,500  PepsiCo, Inc.                                                                                          3,848,175
Brewery - 0.7%
           203,700  Molson Coors Brewing Co. - Class B                                                                     7,610,232
Building - Residential and Commercial - 0.6%
           167,400  Centex Corp. *                                                                                         2,050,650
           124,900  KB Home                                                                                                2,084,581
           249,500  Pulte Homes, Inc.                                                                                      2,779,430
                                                                                                                           6,914,661
Cable Television - 0.3%
           175,000  Comcast Corp. - Class A                                                                                2,758,000
Chemicals - Specialty - 1.4%
           400,000  Lubrizol Corp.                                                                                        15,032,000
Coal - 0.6%
           320,000  Arch Coal, Inc.                                                                                        6,851,200
Commercial Banks - 1.6%
           111,900  BB&T Corp.                                                                                             4,011,615
            64,300  City National Corp.                                                                                    3,441,979
         1,011,500  Synovus Financial Corp.                                                                               10,448,795
                                                                                                                          17,902,389
Computers - Integrated Systems - 2.5%
           451,000  Diebold, Inc.                                                                                         13,403,720
           847,600  NCR Corp.*                                                                                            15,494,128
                                                                                                                          28,897,848
Consumer Products - Miscellaneous - 0.9%
           154,100  Kimberly-Clark Corp.                                                                                   9,444,789
Containers - Metal and Glass - 1.1%
           350,000  Ball Corp.                                                                                            11,970,000
Containers - Paper and Plastic - 1.1%
           354,000  Pactiv Corp.*                                                                                          8,340,240
           568,742  Temple-Inland, Inc.                                                                                    3,372,640
                                                                                                                          11,712,880
Cosmetics and Toiletries - 0.4%
            67,500  Procter & Gamble Co.                                                                                   4,356,450
Data Processing and Management - 0.2%
            72,500  Fiserv, Inc.*                                                                                          2,418,600
Distribution/Wholesale - 1.0%
           320,000  Tech Data Corp.*                                                                                       6,864,000
            52,900  W.W. Grainger, Inc.                                                                                    4,156,353
                                                                                                                          11,020,353
Diversified Operations - 1.6%
           185,000  Illinois Tool Works, Inc.                                                                              6,177,150
           448,200  Tyco International, Ltd.                                                                              11,330,496
                                                                                                                          17,507,646
E-Commerce/Services - 0.8%
           285,000  eBay, Inc.*                                                                                            4,351,950
           280,000  IAC/InterActiveCorp*                                                                                   4,692,800
                                                                                                                           9,044,750
Electric - Integrated - 2.7%
           300,000  DPL, Inc.                                                                                              6,843,000
            87,000  FPL Group, Inc.                                                                                        4,109,880
           260,000  PPL Corp.                                                                                              8,533,200
           410,000  Public Service Enterprise Group, Inc.                                                                 11,541,500
                                                                                                                          31,027,580
Electric Products - Miscellaneous - 0.3%
            91,800  Emerson Electric Co.                                                                                   3,004,614
Electronic Components - Miscellaneous - 0.3%
           720,000  Vishay Intertechnology, Inc.*                                                                          3,103,200
Electronic Components - Semiconductors - 0.6%
           320,000  Texas Instruments, Inc.                                                                                6,259,200
Electronic Connectors - 1.2%
           559,700  Thomas & Betts Corp.*                                                                                 13,292,875
Electronic Measuring Instruments - 0.4%
           191,600  Agilent Technologies, Inc.*                                                                            4,251,604
Electronic Parts Distributors - 0.3%
           201,100  Avnet, Inc.*                                                                                           3,366,414
Engineering - Research and Development Services - 2.1%
           386,800  McDermott International, Inc. (U.S. Shares)*                                                           6,625,884
           555,000  URS Corp.*                                                                                            16,311,450
                                                                                                                          22,937,334
Finance - Investment Bankers/Brokers - 0.7%
           314,100  Raymond James Financial, Inc.                                                                          7,315,389
Food - Miscellaneous/Diversified - 1.7%
           144,000  Kellogg Co.                                                                                            7,260,480
           160,200  Kraft Foods, Inc. - Class A                                                                            4,668,228
           312,300  Unilever PLC (ADR)                                                                                     7,045,488
                                                                                                                          18,974,196
Forestry - 0.6%
           161,500  Weyerhaeuser Co.                                                                                       6,172,530
Gas - Distribution - 0.3%
           189,000  Southern Union Co.                                                                                     3,254,580
Gold Mining - 0.8%
           487,300  Goldcorp, Inc. (U.S. Shares)                                                                           9,093,018
Hotels and Motels - 0.9%
           240,200  Marriott International, Inc. - Class A                                                                 5,012,974
           202,100  Starwood Hotels & Resorts Worldwide, Inc.                                                              4,555,334
                                                                                                                           9,568,308
Human Resources - 1.3%
           175,000  Manpower, Inc.                                                                                         5,447,750
           495,000  Robert Half International, Inc.                                                                        9,340,650
                                                                                                                          14,788,400
Industrial Gases - 0.7%
           129,500  Air Products and Chemicals, Inc.                                                                       7,527,835
Instruments - Scientific - 3.1%
           181,800  Applera Corp. - Applied Biosystems Group                                                               5,604,894
           413,700  PerkinElmer, Inc.                                                                                      7,421,778
           346,400  Thermo Fisher Scientific, Inc.*                                                                       14,063,840
           206,400  Varian, Inc.*                                                                                          7,605,840
                                                                                                                          34,696,352
Insurance Brokers - 0.8%
           429,000  Brown & Brown, Inc.                                                                                    8,803,080
Internet Infrastructure Equipment - 0.3%
           219,900  Avocent Corp.*                                                                                         3,302,898
Internet Telephony - 0.3%
           233,000  J2 Global Communications, Inc.*                                                                        3,755,960
Investment Management and Advisory Services - 3.2%
           511,000  AllianceBernstein Holding L.P.                                                                        11,977,840
           125,000  Franklin Resources, Inc.                                                                               8,500,000
           944,000  Invesco, Ltd. (U.S. Shares)                                                                           14,075,040
            83,900  Legg Mason, Inc.                                                                                       1,861,741
                                                                                                                          36,414,621
Life and Health Insurance - 2.1%
           242,200  AFLAC, Inc.                                                                                           10,724,616
           387,000  Lincoln National Corp.                                                                                 6,671,880
           619,800  Protective Life Corp.                                                                                  5,175,330
                                                                                                                          22,571,826
Machinery - Farm - 0.9%
           250,000  Deere & Co.                                                                                            9,640,000
Medical - Drugs - 2.1%
           220,000  Endo Pharmaceuticals Holdings, Inc.*                                                                   4,070,000
           340,000  Forest Laboratories, Inc.*                                                                             7,898,200
           329,000  Wyeth                                                                                                 10,587,220
                                                                                                                          22,555,420
Medical - HMO - 0.6%
           207,800  Coventry Health Care, Inc.*                                                                            2,740,882
           270,000  Health Net, Inc. *                                                                                     3,477,600
                                                                                                                           6,218,482
Medical - Wholesale Drug Distributors - 1.4%
           410,600  Cardinal Health, Inc.*                                                                                15,684,920
Medical Instruments - 0.4%
           110,000  St. Jude Medical, Inc.*                                                                                4,183,300
Medical Labs and Testing Services - 1.5%
            90,400  Covance, Inc.*                                                                                         4,520,000
           200,000  Laboratory Corporation of America Holdings*                                                           12,298,000
                                                                                                                          16,818,000
Medical Products - 1.9%
            69,800  Covidien, Ltd.                                                                                         3,091,442
           254,200  Hospira, Inc.*                                                                                         7,071,844
           235,900  Zimmer Holdings, Inc. *                                                                               10,952,837
                                                                                                                          21,116,123
Metal - Aluminum - 0.7%
           632,100  Alcoa, Inc.                                                                                            7,275,471
Metal - Diversified - 0.4%
           160,000  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         4,656,000
Metal Processors and Fabricators - 0.8%
           258,700  Kaydon Corp.                                                                                           8,643,167
Motorcycle and Motor Scooter Manufacturing - 0.2%
            89,600  Harley-Davidson, Inc.                                                                                  2,193,408
Multi-Line Insurance - 2.1%
           407,400  Allstate Corp.                                                                                        10,751,286
         1,290,000  Old Republic International Corp.                                                                      11,880,900
                                                                                                                          22,632,186
Multimedia - 0.9%
           116,000  McGraw-Hill Companies, Inc.                                                                            3,113,440
           320,000  Viacom, Inc. - Class B*                                                                                6,470,400
                                                                                                                           9,583,840
Networking Products - 0.4%
           210,500  Polycom, Inc. *                                                                                        4,422,605
Non-Hazardous Waste Disposal - 0.5%
           221,400  Republic Services, Inc.                                                                                5,247,180
Office Automation and Equipment - 0.5%
            80,800  Pitney Bowes, Inc.                                                                                     2,002,224
           398,200  Xerox Corp.                                                                                            3,193,564
                                                                                                                           5,195,788
Oil - Field Services - 0.4%
            50,228  Transocean, Inc.*                                                                                      4,135,271
Oil and Gas Drilling - 0.4%
           126,000  Noble Corp.                                                                                            4,058,460
Oil Companies - Exploration and Production - 5.7%
           375,000  Anadarko Petroleum Corp.                                                                              13,237,501
           146,000  Bill Barrett Corp.*                                                                                    2,978,400
           260,000  Cabot Oil & Gas Corp.                                                                                  7,298,200
            42,400  Devon Energy Corp.                                                                                     3,428,464
           270,000  Equitable Resources, Inc.                                                                              9,371,700
           213,600  Forest Oil Corp.*                                                                                      6,239,256
           140,000  Newfield Exploration Co.*                                                                              3,217,200
           200,000  Noble Energy, Inc.                                                                                    10,364,000
           278,300  Sandridge Energy, Inc.*                                                                                2,977,810
           125,300  Southwestern Energy Co.*                                                                               4,463,186
                                                                                                                          63,575,717
Oil Companies - Integrated - 1.6%
           107,500  Hess Corp.                                                                                             6,472,575
           400,000  Marathon Oil Corp.                                                                                    11,640,000
                                                                                                                          18,112,575
Oil Field Machinery and Equipment - 0.7%
           265,500  National-Oilwell Varco, Inc.*                                                                          7,935,795
Oil Refining and Marketing - 1.0%
           557,200  Frontier Oil Corp.                                                                                     7,360,612
           149,700  Valero Energy Corp.                                                                                    3,080,826
                                                                                                                          10,441,438
Paper and Related Products - 1.0%
           101,600  Potlatch Corp.                                                                                         3,374,136
           230,000  Rayonier, Inc.                                                                                         7,608,400
                                                                                                                          10,982,536
Pipelines - 2.1%
           169,500  Kinder Morgan Energy Partners L.P.                                                                     9,161,475
           341,800  Plains All American Pipeline L.P.                                                                     13,672,000
                                                                                                                          22,833,475
Property and Casualty Insurance - 1.3%
           212,300  Mercury General Corp.                                                                                 10,905,851
           233,300  Progressive Corp.                                                                                      3,329,191
                                                                                                                          14,235,042
Reinsurance - 1.5%
             3,550  Berkshire Hathaway, Inc. - Class B*                                                                   13,632,000
            41,900  Everest Re Group, Ltd.                                                                                 3,129,930
                                                                                                                          16,761,930
REIT - Apartments - 0.7%
            40,000  Avalonbay Communities, Inc.                                                                            2,840,800
           129,200  Equity Residential                                                                                     4,512,956
                                                                                                                           7,353,756
REIT - Mortgage - 0.4%
           278,700  Redwood Trust, Inc.                                                                                    4,247,388
REIT - Office Property - 0.9%
            84,900  Boston Properties, Inc.                                                                                6,017,712
           100,100  SL Green Realty Corp.                                                                                  4,208,204
                                                                                                                          10,225,916
REIT - Regional Malls - 0.2%
            61,700  Macerich Co.                                                                                           1,815,214
REIT - Warehouse/Industrial - 0.4%
           204,000  AMB Property Corp.                                                                                     4,902,120
Retail - Apparel and Shoe - 0.9%
           651,700  American Eagle Outfitters, Inc.                                                                        7,246,904
           162,400  Men's Wearhouse, Inc.                                                                                  2,483,096
                                                                                                                           9,730,000
Retail - Auto Parts - 1.0%
           264,200  Advance Auto Parts, Inc.                                                                               8,243,040
           112,100  O'Reilly Automotive, Inc.*                                                                             3,039,031
                                                                                                                          11,282,071
Retail - Drug Store - 0.9%
           109,020  CVS/Caremark Corp.                                                                                     3,341,463
           276,000  Walgreen Co.                                                                                           7,026,960
                                                                                                                          10,368,423
Retail - Major Department Stores - 0.7%
           150,400  J.C. Penney Company, Inc.                                                                              3,597,568
           135,000  TJX Companies, Inc.                                                                                    3,612,600
                                                                                                                           7,210,168
Retail - Regional Department Stores - 0.8%
           150,400  Kohl's Corp.*                                                                                          5,283,552
           281,500  Macy's, Inc.                                                                                           3,459,635
                                                                                                                           8,743,187
Retail - Restaurants - 0.4%
           175,000  Darden Restaurants, Inc.                                                                               3,879,750
Savings/Loan/Thrifts - 1.5%
           950,000  People's United Financial, Inc.                                                                       16,625,000
Schools - 0.4%
            62,900  Apollo Group, Inc. - Class A*                                                                          4,372,179
Semiconductor Components/Integrated Circuits - 0.8%
           400,000  Analog Devices, Inc.                                                                                   8,544,000
Semiconductor Equipment - 0.6%
           520,000  Applied Materials, Inc.                                                                                6,713,200
Super-Regional Banks - 1.0%
            53,700  PNC Bank Corp.                                                                                         3,580,179
           185,800  SunTrust Banks, Inc.                                                                                   7,458,012
                                                                                                                          11,038,191
Telecommunication Equipment - 0.4%
           110,000  Harris Corp.                                                                                           3,954,500
Telecommunication Services - 0.7%
           260,700  Embarq Corp.                                                                                           7,821,000
Telephone - Integrated - 0.3%
           115,700  CenturyTel, Inc.                                                                                       2,905,227
Tools - Hand Held - 0.4%
           140,000  Stanley Works                                                                                          4,583,600
Transportation - Railroad - 1.4%
           233,700  Kansas City Southern*                                                                                  7,214,319
           100,000  Norfolk Southern Corp.                                                                                 5,994,000
            40,000  Union Pacific Corp.                                                                                    2,670,800
                                                                                                                          15,879,119
X-Ray Equipment - 0.4%
           348,900  Hologic, Inc.*                                                                                         4,270,536
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,310,218,608)                                                                                 971,120,615
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 4.7%
             1,407  iShares Russell Mid-Cap Value Index
                    expires October 2008
                    exercise price $40.96**                                                                                1,519,560
             1,429  iShares Russell Mid-Cap Value Index
                    expires October 2008
                    exercise price $42.55**                                                                                1,769,102
             1,614  iShares Russell Mid-Cap Value Index
                    expires October 2008
                    exercise price $45.10**                                                                                2,409,702
             2,906  iShares Russell Mid-Cap Value Index
                    expires November 2008
                    exercise price $41.85                                                                                  3,397,114
             2,340  iShares Russell Mid-Cap Value Index
                    expires November 2008
                    exercise price $45.87**                                                                                3,666,780
             2,385  iShares Russell Mid-Cap Value Index
                    expires November 2008
                    exercise price $45.87**                                                                                3,727,755
             1,372  Mid-Cap SPDR Trust Series 1
                    expires December 2008
                    exercise price $144.50**                                                                               5,726,728
                52  Russell Mid-Cap Value Index
                    expires November 2008
                    exercise price $750.00                                                                                   366,850
                52  Russell Mid-Cap Value Index
                    expires November 2008
                    exercise price $902.00**                                                                               1,125,791
               332  Russell Mid-Cap Value Index
                    expires December 2008
                    exercise price $840.35**                                                                               5,247,502
               300  Russell Mid-Cap Value Index
                    expires January 2009
                    exercise price $704.33**                                                                               2,087,367
               136  Russell Mid-Cap Value Index
                    expires January 2009
                    exercise price $980.00**                                                                               3,870,968
               148  S&P Mid-Cap 400(R) Index
                    expires November 2008
                    exercise price $773.17                                                                                 3,058,367
               152  S&P Mid-Cap 400(R) Index
                    expires December 2008
                    exercise price $779.10**                                                                               3,217,992
               168  S&P Mid-Cap 400(R) Index
                    expires December 2008
                    exercise price $785.76**                                                                               3,683,833
               148  S&P Mid-Cap 400(R) Index
                    expires December 2008
                    exercise price $789.31**                                                                               3,290,484
                82  S&P Mid-Cap 400(R) Index
                    expires December 2008
                    exercise price $801.65**                                                                               1,934,724
               258  S&P Mid-Cap 400(R) Index
                    expires January 2009
                    exercise price $552.45                                                                                 1,230,402
                82  S&P Mid-Cap 400(R) Index
                    expires January 2009
                    exercise price $650.00                                                                                   779,075
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $13,902,374)                                                                52,110,096
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 6.9%
        75,923,000  ING Financial Markets LLC, 0.3500%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $75,925,214
                    collateralized by $75,148,622
                    in U.S. Government Agencies
                    2.3750% - 4.2500%, 5/15/10 - 10/15/10
                    with a value of $77,441,949
                    (cost  $75,923,000)                                                                                   75,923,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,400,043,982) - 100%                                                                  $1,099,153,710
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          October 31, 2008 (unaudited)
                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                    $        31,626,908             2.9%
Canada                                              12,135,918             1.1%
Cayman Islands                                       8,193,731             0.8%
Panama                                               6,625,884             0.6%
United Kingdom                                       7,045,488             0.6%
United States++                                  1,033,525,781            94.0%
--------------------------------------------------------------------------------
Total                                      $     1,099,153,710           100.0%

++Includes Short-Term Securities (87.1% excluding Short-Term Securities)

                                                                        Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts

 iShares Russell Mid-Cap Value Index
    expires October 2008
    1,407 contracts
    exercise price $36.78                                              (931,434)
 iShares Russell Mid-Cap Value Index
    expires October 2008
    1,429 contracts
    exercise price $38.20                                            (1,150,345)
 iShares Russell Mid-Cap Value Index
    expires October 2008
    1,614 contracts
    exercise price $40.49                                            (1,667,262)
 iShares Russell Mid-Cap Value Index
    expires November 2008
    2,385 contracts
    exercise price $41.16                                            (2,616,345)
 iShares Russell Mid-Cap Value Index
    expires October 2008
    2,340 contracts
    exercise price $41.19                                            (2,574,000)
 Mid-Cap SPDR Trust Series 1
  expires December 2008
  686 contracts
  exercise price $129.75                                             (1,878,954)
 Russell Mid-Cap Value Index
  expires November 2008
  52 contracts
  exercise price $810.00                                               (643,398)
 Russell Mid-Cap Value Index
  expires December  2008
  166 contracts
  exercise price $754.60                                             (1,470,355)
 Russell Mid-Cap Value Index
  expires January 2009
  150 contracts
  exercise price $632.46                                               (600,797)
 Russell Mid-Cap Value Index
  expires January 2009
  68 contracts
  exercise price $880.00                                             (1,278,604)
 S&P Mid-Cap 400(R) Index
  expires November 2008
  73 contracts
  exercise price $694.28                                               (957,653)
 S&P Mid-Cap 400(R) Index
  expires November 2008
  84 contracts
  exercise price $770.00                                             (1,671,817)
 S&P Mid-Cap 400(R) Index
  expires December 2008
  76 contracts
  exercise price $699.60                                             (1,032,004)
 S&P Mid-Cap 400(R) Index
  expires December 2008
  84 contracts
  exercise price $705.58                                             (1,207,278)
 S&P Mid-Cap 400(R) Index
  expires December 2008
  74 contracts
  exercise price $708.77                                             (1,070,040)
 S&P Mid-Cap 400(R) Index
  expires December 2008
  82 contracts
  exercise price $719.84                                             (1,282,737)
 S&P Mid-Cap 400(R) Index
  expires January 2009
  129 contracts
  exercise price $496.07                                               (363,651)
--------------------------------------------------------------------------------
Total Written Options - Puts
            (Premiums received $5,029,557)                        $ (22,396,674)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depository Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of October 31, 2008 is noted below.

Fund                                                        Aggregate Collateral
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                          $           32,060,208
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of October 31, 2008)

                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Mid Cap Value Fund                   $964,075,126                      $ 82,968,488                      $ -
Investments in Purchased Options:
Janus Adviser Mid Cap Value Fund                                                       52,110,096                        -
Other Financial Instruments(a):
Janus Adviser Mid Cap Value Fund                                                       22,396,674                        -
-------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Adviser Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.3%
Agricultural Chemicals - 1.1%
             4,542  Syngenta A.G.                                                                            $               847,394
Apparel Manufacturers - 2.0%
           280,300  Esprit Holdings, Ltd.                                                                                  1,573,635
Applications Software - 1.2%
           520,810  Misys PLC                                                                                                924,753
Audio and Video Products - 1.0%
            34,000  Sony Corp.                                                                                               778,023
Automotive - Cars and Light Trucks - 0%
                 2  Nissan Motor Company, Ltd.                                                                                    10
Broadcast Services and Programming - 1.0%
            48,025  Liberty Global, Inc. - Class A*                                                                          791,932
Building - Residential and Commercial - 8.1
           101,100  Centex Corp.*                                                                                          1,238,475
           103,570  Lennar Corp. - Class A                                                                                   801,632
           171,190  Pulte Homes, Inc.                                                                                      1,907,057
           124,765  Ryland Group, Inc.                                                                                     2,344,333
                                                                                                                           6,291,497
Building and Construction Products - Miscellaneous - 0.8%
            43,535  USG Corp.*                                                                                               645,189
Building Products - Cement and Aggregate - 0.4%
            43,530  Cemex S.A. de C.V. (ADR)*                                                                                329,087
Casino Hotels - 0.9%
           160,426  Crown, Ltd.                                                                                              717,386
           147,000  Galaxy Entertainment Group, Ltd.*                                                                         10,716
                                                                                                                             728,102
Chemicals - Diversified - 2.3%
            34,400  Shin-Etsu Chemical Company, Ltd.                                                                       1,800,608
Commercial Services - Finance - 0%
                 1  Tree.com, Inc.*                                                                                                3
Computers - 5.4%
           342,550  Dell, Inc.*                                                                                            4,161,983
Distribution/Wholesale - 1.0%
           385,800  Li & Fung, Ltd.                                                                                          775,771
E-Commerce/Products - 1.4%
            19,355  Amazon.com, Inc.*                                                                                      1,107,880
E-Commerce/Services - 4.0%
           201,985  eBay, Inc.*                                                                                            3,084,311
Electronic Components - Miscellaneous - 2.2%
            91,977  Koninklijke (Royal) Philips Electronics N.V.*                                                          1,697,924
Electronic Components - Semiconductors - 2.9%
           400,070  ARM Holdings PLC                                                                                         623,236
             1,875  Samsung Electronics Company, Ltd.                                                                        783,620
            44,390  Texas Instruments, Inc.                                                                                  868,268
                                                                                                                           2,275,124
Finance - Consumer Loans - 0.9%
            64,875  SLM Corp.*                                                                                               692,216
Finance - Investment Bankers/Brokers - 5.6%
            72,173  JP Morgan Chase & Co.                                                                                  2,977,135
            78,669  UBS A.G.*                                                                                              1,342,809
                                                                                                                           4,319,944
Finance - Mortgage Loan Banker - 0.9%
            20,143  Housing Development Finance Corporation, Ltd.                                                            739,259
Finance - Other Services - 0.5%
             1,320  CME Group, Inc.                                                                                          372,438
Insurance Brokers - 4.2%
           122,765  Willis Group Holdings, Ltd.                                                                            3,221,354
Investment Companies - 0.1%
            11,191  RHJ International*                                                                                        60,316
Medical - Biomedical and Genetic - 2.3%
            30,015  Amgen, Inc.*                                                                                           1,797,598
Medical - HMO - 3.6%
            15,470  Aetna, Inc.                                                                                              384,739
            12,290  Coventry Health Care, Inc.*                                                                              162,105
            95,305  UnitedHealth Group, Inc.                                                                               2,261,588
                                                                                                                           2,808,432
Medical Products - 1.7%
            30,410  Covidien, Ltd.                                                                                         1,346,859
Networking Products - 2.7%
           117,325  Cisco Systems, Inc.*                                                                                   2,084,865
Pharmacy Services - 1.3%
            26,505  Medco Health Solutions, Inc.*                                                                          1,005,865
Power Converters and Power Supply Equipment - 0.2%
             8,405  Suntech Power Holdings Company, Ltd. (ADR)*                                                              147,088
Property and Casualty Insurance - 6.2%
            72,100  First American Corp.                                                                                   1,471,561
           107,500  Millea Holdings, Inc.                                                                                  3,353,874
                                                                                                                           4,825,435
Real Estate Management/Services - 2.7%
            19,400  Daito Trust Construction Company, Ltd.                                                                   815,193
            73,000  Mitsubishi Estate Company, Ltd.                                                                        1,285,244
                                                                                                                           2,100,437
Real Estate Operating/Development - 0.9%
           345,000  CapitaLand, Ltd.                                                                                         681,650
Reinsurance - 4.1%
               817  Berkshire Hathaway, Inc. - Class B*                                                                    3,137,280
Retail - Apparel and Shoe - 1.5%
            33,579  Industria de Diseno Textil S.A.                                                                        1,134,278
Retail - Consumer Electronics - 1.8%
            25,540  Yamada Denki Company, Ltd.                                                                             1,384,286
Retail - Drug Store - 1.3%
            33,405  CVS/Caremark Corp.                                                                                     1,023,863
Retail - Major Department Stores - 1.1%
            14,105  Sears Holdings Corp.*                                                                                    814,423
Semiconductor Components/Integrated Circuits - 1.0%
           105,980  Marvell Technology Group, Ltd.*                                                                          737,621
Semiconductor Equipment - 0.6%
            27,690  ASML Holding N.V.                                                                                        483,179
Telecommunication Equipment - Fiber Optics - 0.5%
            35,650  Corning, Inc.                                                                                            386,090
Television - 5.6%
           706,100  British Sky Broadcasting Group PLC                                                                     4,304,424
Transportation - Services - 1.4%
            21,030  United Parcel Service, Inc. - Class B                                                                  1,109,963
Water Treatment Systems - 0.6%
            30,335  Nalco Holding Co.                                                                                        428,330
Web Portals/Internet Service Providers - 4.5%
           269,105  Yahoo!, Inc.*                                                                                          3,449,926
Wireless Equipment - 2.8%
            81,640  Nokia Oyj*                                                                                             1,245,117
           130,202  Telefonaktiebolaget L.M. Ericsson - Class B                                                              918,648
                                                                                                                           2,163,765
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $114,713,543)                                                                                    74,574,410
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.7%
         2,830,376  Janus Institutional Money Market Fund - Institutional Shares, 1.09% (cost $2,830,376)                  2,830,376
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $117,543,919) - 100%                                                           $            77,404,786
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          October 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $          717,386              0.9%
Belgium                                                 60,316              0.1%
Bermuda                                              7,655,239              9.9%
Cayman Islands                                         147,088              0.2%
Finland                                              1,245,117              1.6%
Hong Kong                                               10,716              0.0%
India                                                  739,259              0.9%
Japan                                                9,417,239             12.2%
Mexico                                                 329,087              0.4%
Netherlands                                          2,181,102              2.8%
Singapore                                              681,650              0.9%
South Korea                                            783,619              1.0%
Spain                                                1,134,278              1.4%
Sweden                                                 918,648              1.2%
Switzerland                                          2,190,202              2.8%
United Kingdom                                       5,852,414              7.6%
United States ++                                    43,341,426             56.0%
--------------------------------------------------------------------------------
Total                                       $       77,404,786            100.0%

++          Includes Short-Term Securities (52.3% excluding Short-Term
            Securities)


Notes to Schedule of Investments (unaudited)

ADR         American Depositary Receipt

PLC         Public Limited Company

*           Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

                                                                Level 2 - Other Significant   Level 3 - Significant Unobservable
                                       Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Worldwide Fund            $45,816,883             $ 31,587,903                  $ -
------------------------------------------------------------------------------------------------------------------------------------

Janus Institutional Cash Management Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 25.6%
   $    50,000,000  Australia & New Zealand Banking Group, Ltd., 2.7500%, 12/4/08                                   $     50,000,000
        30,000,000  Banco Bilboa Vizcaya, 2.8050%, 11/3/08                                                                30,000,000
        15,000,000  Banco Bilboa Vizcaya, 3.2500%, 1/23/09                                                                15,000,000
        50,000,000  BNP Paribas, 2.7600%, 11/21/08                                                                        50,000,000
        25,000,000  Credit Industriel et Commercial, 2.9500%, 11/7/08                                                     25,000,000
        23,000,000  Mitsubishi Trust and Bank, 2.8100%, 11/3/08                                                           23,000,000
        35,000,000  Mitsubishi UFJ Securities (USA), Inc., 2.8200%, 11/5/08                                               35,000,000
        30,000,000  Mitsubishi UFJ Securities (USA), Inc., 2.8200%, 11/10/08                                              30,000,000
        25,000,000  Mitsubishi UFJ Securities (USA), Inc., 2.8100%, 12/5/08                                               25,000,000
        25,000,000  Natexis Banques Populaires, New York, 2.9000%, 11/7/08                                                25,000,000
        25,000,000  Shinkin Central Bank, New York, 2.9000%, 11/13/08                                                     25,000,000
        50,000,000  Standard Chartered PLC, 2.7700%, 11/5/08                                                              50,000,000
        30,000,000  Unicredito Italiano Bank (Ireland), 2.9200%, 11/26/08                                                 30,000,000
        30,000,000  U.S. Bank, N.A., 2.8600%, 4/20/09                                                                     30,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $443,000,000)                                                                        443,000,000
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 7.4%
        25,000,000  Manhattan Asset Funding Company LLC, 2.5000%, 11/7/08                                                 24,993,055
        25,000,000  Manhattan Asset Funding Company LLC, 2.7500%, 11/14/08                                                24,978,991
        53,000,000  Nieuw Amsterdam Receivables Corp., 2.0000%, 11/28/08                                                  52,926,382
        25,000,000  Three Pillars Funding LLC, 0.5000%, 11/3/08                                                           25,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $127,898,428)                                                                               127,898,428
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 10.7%
        20,000,000  Allied Irish Banks, 2.9488%, 11/19/08                                                                 20,000,000
        15,000,000  Allied Irish Banks, 2.9913%, 2/4/09                                                                   15,000,000
        25,000,000  Allied Irish Banks, 3.0025%, 2/11/09                                                                  25,000,000
        50,000,000  HSH Nordbank A.G., New York, 3.5975%, 4/23/09                                                         50,000,000
        25,000,000  Skandinaviska Enskilda Bank, New York, 3.0025%, 2/11/09                                               25,000,000
        50,000,000  Westdeutsche Landesbank A.G., 4.3638%, 4/9/09                                                         50,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $185,000,000)                                                                            185,000,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 45.3%
        50,000,000  BNP Paribas Securities Corp., 0.3000%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $50,001,250
                    collateralized by $197,522,359
                    in U.S. Government Agencies
                    1.7312% - 33.3375%, 4/15/18 - 9/20/38
                    with a value of $51,000,000                                                                           50,000,000
       150,000,000  Calyon, New York, 0.2000%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $150,002,500
                    collateralized by $152,959,500
                    in U.S. Government Agencies
                    0% - 5.0000%, 11/26/08 - 1/15/37
                    with a value of $153,001,459                                                                         150,000,000
       100,000,000  Deutsche Bank Securities, Inc., 0.2000%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $100,001,667
                    collateralized by $101,726,000
                    in U.S. Government Agencies
                    2.3750% - 7.0000%, 3/5/10 - 1/15/17
                    with a value of $102,000,013                                                                         100,000,000
       100,000,000  HSBC Securities (USA), Inc., 0.2500%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $100,002,083
                    collateralized by 185,578,026
                    in U.S. Government Agencies
                    0% - 5.7500%, 12/15/18 - 9/1/44
                    with a  value of $102,000,160                                                                        100,000,000
       100,000,000  ING Financial Markets LLC, 0.2000%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $100,001,667
                    collateralized by $192,846,160
                    in U.S. Government Agencies
                    0% - 17.6470%, 12/25/08 - 10/1/47
                    with a value of $102,000,205                                                                         100,000,000
        53,000,000  J.P. Morgan Securities, Inc., 0.4000%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $53,001,767
                    collateralized by $300,503,184
                    in Asset Backed Securities
                    0% - 8.6350%, 7/2/11 - 5/25/47
                    $5,989,039 in Collateralized Mortgage Obligations
                    2.6660%, 9/25/45
                    with respective values of $50,038,292
                    and $5,300,000                                                                                        53,000,000
        53,000,000  RBC Capital Markets Corp., 0.3500%
                    dated 10/31/08, maturing, 11/3/08
                    to be repurchased at $53,001,546
                    collateralized by $15,629,586
                    in Asset Backed Securities
                    6.1700% - 6.2500%, 7/1/44 - 11/25/36
                    $145,864,524 in Collateralized Mortgage Obligations
                    0% - 6.5000%, 2/25/22 - 11/25/36
                    with respective values of $9,450,000
                    and $46,200,000                                                                                       53,000,000
        76,300,000  RBC Capital Markets Corp., 0.2500%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $76,301,590
                    collateralized by $101,028,713
                    in U.S. Government Agencies
                    4.0040% - 6.5870%, 4/1/34 - 8/1/38
                    with a value of $77,826,000                                                                           76,300,000
       100,000,000  Societe Generale, New York, 0.2500%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $100,002,083
                    collateralized by $595,298,343
                    in U.S. Government Agencies
                    0% - 6.5000%, 3/15/17 - 8/15/38
                    with a value of $102,000,000                                                                         100,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $782,300,000)                                                                          782,300,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 3.1%
         4,350,000  Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A,
                    5.7500%, 7/1/35                                                                                        4,350,000
         7,575,000  Crozer-Keystone Health Systems, 5.0000%, 12/15/21                                                      7,575,000
         8,000,000  Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A,
                     5.7500%, 5/1/39                                                                                       8,000,000
         9,100,000  Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A,
                     5.7500%, 6/1/27                                                                                       9,100,000
        12,295,000  Eskaton Properties, Inc., 5.0000%, 12/1/37                                                            12,295,000
         3,075,000  Lone Tree Building Authority, 8.0000%, 12/1/17                                                         3,075,000
         3,900,000  Lowell Family LLC, 4.0000%, 4/1/30                                                                     3,900,000
         5,000,000  Tuscaloosa County, Alabama, Industrial Development Gulf Opportunity Zone (Revenue
                    Bonds), 3.2000%, 3/1/28                                                                                5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $53,295,000)                                                               53,295,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 5.1%
        35,000,000  Bank of America Corp., 0.4500%, 11/3/08                                                               35,000,000
        53,000,000  Svenska Handelsbanken, 0.1875%, 11/3/08                                                               53,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (cost $88,000,000)                                                                                    88,000,000
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Agency Notes - 2.8%
        12,000,000  Army & Air Force Exchange Services, 2.2500%, 11/7/08                                                  12,000,000
        12,000,000  Army & Air Force Exchange Services, 2.5000%, 11/14/08 *                                               12,000,000
        12,000,000  Army & Air Force Exchange Services, 2.7500%, 11/21/08 *                                               12,000,000
        12,000,000  Army & Air Force Exchange Services, 2.8500%, 11/26/08 *                                               12,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total U.S Government Agency Notes (cost $48,000,000)                                                                      48,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,727,493,428) - 100%                                                                $  1,727,493,428
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

PLC         Public Limited Company

*           Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)

                                                                Level 2 - Other Significant   Level 3 - Significant Unobservable
                                       Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Institutional Cash
Management Fund                         $ -                      $ 1,727,493,428               $ -
------------------------------------------------------------------------------------------------------------------------------------

Janus Institutional Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Agency Notes - 24.1%
                    Army & Air Force Exchange Services:
      $ 18,800,000   3.1000%, 11/5/08                                                                        $           18,800,000
        26,000,000   2.8500%, 11/6/08                                                                                    26,000,000
        12,000,000   2.2500%, 11/7/08                                                                                    12,000,000
        65,000,000   3.2500%, 12/23/08 *                                                                                 64,999,999
        50,000,000   3.1500%, 12/30/08 *                                                                                 50,000,000
        20,000,000   3.1000%, 1/20/09 *                                                                                  20,000,000
        50,000,000   3.0900%, 2/4/09 *                                                                                   50,000,000
        25,000,000   3.1200%, 2/17/09 *                                                                                  25,000,000
        50,000,000   3.1200%, 3/10/09 *                                                                                  50,000,000
                    Fannie Mae:
         8,725,000   2.5200%, 11/19/08                                                                                    8,715,207
        15,140,000   2.5300%, 11/28/08                                                                                   15,113,343
        25,000,000   2.5600%, 12/22/08                                                                                   24,912,702
        30,000,000   2.4890%, 1/30/09                                                                                    29,816,538
        50,000,000   2.7000%, 3/18/09                                                                                    49,493,159
         1,462,000   2.2300%, 3/27/09                                                                                     1,448,899
         1,438,000   2.8063%, 5/1/09                                                                                      1,417,819
                    Federal Home Loan Bank System:
        50,000,000   2.4100%, 11/3/08                                                                                    50,000,000
        30,000,000   2.4100%, 11/14/08                                                                                   29,977,388
        40,000,000   2.5000%, 11/28/08                                                                                   39,930,374
        20,000,000   2.7500%, 2/20/09                                                                                    20,000,000
        10,000,000   2.7200%, 3/3/09                                                                                      9,908,887
           714,286   2.8500%, 3/17/09                                                                                       714,286
         2,494,000   2.3000%, 3/27/09                                                                                     2,470,946
        25,000,000   1.1650%, 4/21/09                                                                                    25,000,000
        22,000,000   2.6500%, 5/6/09                                                                                     22,000,000
        37,000,000   3.0000%, 6/18/09                                                                                    37,000,000
        20,000,000   2.8200%, 7/10/09                                                                                    20,000,000
        40,000,000   2.4500%, 8/20/09                                                                                    39,666,738
        10,000,000   2.5500%, 9/10/09                                                                                     9,779,291
                    Freddie Mac:
        25,000,000   3.9300%, 12/8/08                                                                                    24,903,703
         1,287,000   2.5730%, 1/5/09                                                                                      1,281,048
        14,278,000   2.6200%, 1/6/09                                                                                     14,210,317
        20,000,000   2.6400%, 2/2/09                                                                                     19,884,703
------------------------------------------------------------------------------------------------------------------------------------
Total U.S Government Agency Notes (cost $814,445,347)                                                                   814,445,347
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 12.6%
                    Fannie Mae:
        10,000,000  1.0700%, 1/16/09                                                                                     10,000,000
                    Federal Farm Credit Bank:
        12,000,000  1.0700%, 1/14/09                                                                                     11,988,549
        20,000,000  4.3925%, 2/11/09                                                                                     20,000,000
        17,000,000  1.0300%, 4/17/09                                                                                     17,000,000
        13,000,000  1.0700%, 7/22/09                                                                                     12,964,502
        30,000,000  2.8170%, 9/10/09                                                                                     30,000,000
        10,000,000  1.1000%, 9/24/09                                                                                      9,969,640
        50,000,000  4.1100%, 10/5/09                                                                                     50,009,246
         2,000,000  4.4975%, 10/14/09                                                                                     2,000,212
        20,000,000  1.0700%, 12/21/09                                                                                    19,948,034
                    Federal Home Loan Bank System:
        21,000,000  1.1100%, 12/3/08                                                                                     21,000,000
        20,000,000  1.1000%, 12/17/08                                                                                    19,998,592
        10,000,000  1.1200%, 2/13/09                                                                                      9,987,822
        35,000,000  2.6870%, 2/18/09                                                                                     35,000,742
        20,000,000  2.5950%, 2/27/09                                                                                     20,002,292
        20,000,000  4.4130%, 3/13/09                                                                                     20,000,000
        10,000,000  0.5600%, 3/27/09                                                                                     10,000,000
        10,000,000  1.7700%, 6/11/09                                                                                      9,961,761
         5,659,239  5.2500%, 1/15/42                                                                                      5,659,239
                    Freddie Mac:
        25,000,000  2.6500%, 6/22/09                                                                                     25,000,000
         4,600,000  3.1700%, 9/28/09                                                                                      4,601,453
        30,000,000  3.4325%, 12/23/09                                                                                    29,988,165
        20,000,000  3.9450%, 12/7/09                                                                                     19,999,563
        10,000,000  4.0175%, 4/7/09                                                                                      10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $425,079,812)                                                         425,079,812
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Note - 1.1%
         5,000,000  Cypress Bend Real Estate Development LLC, 3.1100%, 4/1/33                                             5,000,000
        31,000,000  Cypress Bend Real Estate Development LLC, 3.1100%, 4/1/33                                            31,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Note (cost $36,000,000)                                                                              36,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 62.2%
       250,000,000  Bank of America Corp., 0.2000%
                    dated 10/31/08, maturing 11/03/08
                    to be repurchased at $250,004,167
                    collateralized by $276,411,071
                    in U.S. Government Agencies
                    0% - 21.0675%, 10/15/21 - 5/1/38
                    with a value of $255,000,000                                                                        250,000,000
       200,000,000  Barclay's Bank, New York, 0.2000%
                    dated 10/31/08, maturing 11/03/08
                    to be repurchased at $200,033,333
                    collateralized by $293,821,142
                    in U.S. Government Agencies
                    4.5000% - 6.5000%, 12/15/13 - 9/1/38
                    with a value of $204,000,000                                                                        200,000,000
       200,000,000  BNP Paribas Securities Corp., 0.3000%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $200,005,000
                    collateralized by $790,089,437
                    in U.S. Government Agencies
                    1.7312% - 33.3375%, 4/15/18 - 9/20/38
                    with a value of $204,000,000                                                                        200,000,000
       144,300,000  Credit Suisse Securities (USA) LLC, 0.2500%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $144,303,006
                    collateralized by $2,343,138,217
                    in U.S. Government Agencies
                    0% - 43.4360%, 5/25/17 - 7/25/38
                    with a value of $147,186,237                                                                        144,300,000
       200,000,000  Deutsche Bank Securities, Inc., 0.2000%
                    dated 10/31/08, maturing 11/03/08
                    to be repurchased at $200,003,333
                    collateralized by $203,452,000
                    in U.S. Government Agencies
                    2.3750% - 7.0000%, 3/5/10 - 1/15/17
                    with a value of $204,000,025                                                                        200,000,000
       250,000,000  ING Group N.V., 0.2000%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $250,004,167
                    collateralized by $482,115,400
                    in U.S. Government Agencies
                    0% - 17.6470%, 12/25/08 - 10/1/47
                    with a value of $255,000,512                                                                        250,000,000
       403,000,000  RBC Capital Markets Corp., 0.2500%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $403,008,396
                    collateralized by $533,611,682
                    in U.S. Government Agencies
                    4.0040% - 6.5870%, 4/1/34 - 8/1/38
                    with a value of $411,060,000                                                                        403,000,000
       250,000,000  Societe Generale, New York, 0.2500%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at $250,005,208
                    collateralized by $1,488,245,856
                    in U.S. Government Agencies
                    0% - 6.5000%, 3/15/17 - 8/15/38
                    with a value of $255,000,000                                                                        250,000,000
       100,000,000  UBS Financial Services, Inc., 0.1500%
                    dated 10/31/08, maturing 11/3/08
                    to be repurchased at  $100,001,250
                    collateralized by $190,059,196
                    in U.S. Government Agencies
                    4.5000% - 8.5000%, 5/1/15 - 4/1/47
                    with a value of $102,001,440                                                                        100,000,000
       100,000,000  UBS Financial Services, Inc., 0.3000%
                    dated 10/31/08, maturing 11/03/08
                    to be repurchased at $100,002,500
                    collateralized by $211,080,365
                    in U.S. Government Agencies
                    5.0000% - 9.5000%, 2/1/13 - 9/1/38
                    with a value of $102,000,111                                                                        100,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (cost $2,097,300,000)                                                                      2,097,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,372,825,159) - 100%                                                         $        3,372,825,159
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

*           Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

                                                                Level 2 - Other Significant   Level 3 - Significant Unobservable
                                       Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Institutional Government
Money Market Fund                      $ -                      $ 3,372,825,159               $ -
------------------------------------------------------------------------------------------------------------------------------------

Janus Institutional Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 21.6%
       $25,000,000  Allied Irish Banks, 2.9913%, 2/4/09                                                      $            25,000,000
        50,000,000  Allied Irish Banks, 3.0025%, 2/11/09                                                                  50,000,000
        50,000,000  Australia and New Zealand Banking Group, Ltd., 2.7500%, 12/4/08                                       50,000,000
        50,000,000  Australia and New Zealand Banking Group, Ltd., 2.6300%, 11/13/08                                      50,000,000
        50,000,000  Banco Bilboa Vizcaya, 2.7950%, 12/4/08                                                                50,001,451
        50,000,000  Banco Bilboa Vizcaya, 2.8050%, 11/3/08                                                                50,000,000
        40,000,000  Bank of the West, 3.1000%, 2/9/09                                                                     40,000,000
        50,000,000  BNP Paribas, 2.7600%, 11/21/08                                                                        50,000,000
        50,000,000  BNP Paribas, 2.9000%, 12/11/08                                                                        50,000,000
        50,000,000  Credit Industriel et Commercial, 2.9500%, 11/7/08                                                     50,000,000
        50,000,000  Credit Industriel et Commercial, 3.0000%, 12/12/08                                                    50,000,000
        50,000,000  Mitsubishi Trust and Bank, 2.8100%, 11/3/08                                                           50,000,000
        45,000,000  Mitsubishi UFJ Securities (USA), Inc., 2.8100%, 12/5/08                                               45,000,000
        60,000,000  Mitsubishi UFJ Securities (USA), Inc., 2.8200%, 11/10/08                                              60,000,000
        45,000,000  Mitsubishi UFJ Securities (USA), Inc., 2.8200%, 11/5/08                                               45,000,000
        50,000,000  Natexis Banques Populaires, New York, 2.9000%, 11/7/08                                                50,000,000
        50,000,000  Natixis S.A., 2.8700%, 12/12/08                                                                       50,000,538
        50,000,000  Rabobank Nederland, 2.7000%, 11/14/08                                                                 50,000,000
        50,000,000  Rabobank Nederland, 2.9200%, 3/16/09                                                                  50,000,000
        50,000,000  Shinkin Central Bank, New York, 2.8500%, 11/4/08                                                      50,000,000
        25,000,000  Shinkin Central Bank, New York, 2.7800%, 11/12/08                                                     25,000,000
        30,000,000  Standard Chartered PLC, 2.7700%, 11/5/08                                                              30,000,000
        50,000,000  Toronto Dominion Bank, New York, 2.9200%, 1/13/09                                                     50,000,000
        50,000,000  Toronto Dominion Bank, New York, 3.0100%, 2/11/09                                                     50,000,000
        50,000,000  Unicredito Italiano Bank (Ireland), 2.9200%, 11/26/08                                                 50,000,000
        50,000,000  Unicredito Italiano Bank (Ireland), 2.9500%, 11/12/08                                                 50,000,000
        70,000,000  U.S. Bank, N.A., 2.8600%, 4/20/09                                                                     70,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $1,290,001,989)                                                                    1,290,001,989
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 5.7%
        50,000,000  Manhattan Asset Funding Company LLC, 2.5000%, 11/7/08 (Section 4(2))                                  49,986,110
        75,000,000  Manhattan Asset Funding Company LLC, 2.7500%, 11/14/08 (Section 4(2))                                 74,936,972
        71,000,000  Nieuw Amsterdam Receivables Corp., 2.0000%, 11/28/08 (Section 4(2))                                   70,901,381
        19,086,000  Three Pillars Funding LLC, 1.3500%, 11/7/08 (Section 4(2))                                            19,083,137
        60,000,000  Victory Receivables Corp., 2.0323%, 12/1/08 (Section 4(2))                                            59,905,153
        65,000,000  Victory Receivables Corp., 2.0391%, 12/2/08 ((Section 4(2))                                           64,893,223
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $339,705,976)                                                                               339,705,976
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 10.1%
        40,000,000  Allied Irish Banks, 2.9488%, 11/19/08                                                                 40,000,000
        50,000,000  Allied Irish Banks, 4.6538%, 1/12/09                                                                  50,000,000
        25,000,000  Banco Bilboa Vizcaya, 3.2500%, 1/23/09                                                                25,000,000
       140,000,000  Bank of America Corp., 0.4500%, 11/3/08                                                              140,000,000
        50,000,000  Credit Suisse Securities (USA) LLC, 4.9888%, 1/12/09                                                  50,011,084
        15,734,000  Dekabank, New York, 4.5525%, 2/19/09 (144A)                                                           15,734,000
        50,000,000  Federal Farm Credit Bank, 1.5200%, 8/25/09                                                            50,000,000
        70,805,000  HSH Nordbank A.G., New York, 3.5975%, 4/23/09 (144A)                                                  70,805,000
        50,000,000  Skandinaviska Enskilda Bank, New York, 3.0025%, 2/11/09                                               50,000,000
       110,141,000  Westdeutsche Landesbank A.G., 4.3638%, 4/9/09 (144A)                                                 110,141,000
                                                                                                                         601,691,084
------------------------------------------------------------------------------------------------------------------------------------
Total Float Rate Note (cost $601,691,084)                                                                                601,691,084
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 53.3%
       200,000,000    Bank of America Securities LLC, 0.2000%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $200,003,333
                      collateralized by $221,128,856
                      in U.S. Government Agencies
                      0% - 21.0675%, 10/15/21 - 5/1/38
                      with a value of $204,000,000                                                                       200,000,000
       300,000,000    Barclays Capital, Inc., 0.2000%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $300,005,000
                      collateralized by $440,731,713
                      in U.S. Government Agencies
                      4.5000% - 6.5000%, 12/15/13 - 9/1/38
                      with a value of $306,000,000                                                                       300,000,000
       200,000,000    BNP Paribas Securities Corp., 0.3000%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $200,005,000
                      collateralized by $790,089,437
                      in U.S. Government Agencies
                      1.7312% - 33.3375%, 4/15/18 - 9/20/38
                      with a value of $204,000,000                                                                       200,000,000
       288,000,000    Calyon New York, 0.2000%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $288,004,800
                      collateralized by $293,682,240
                      in U.S. Government Agencies
                      0% - 5.0000%, 11/26/08 - 1/15/37
                      with a value of $293,762,800                                                                       288,000,000
       287,700,000    Deutsche Bank Securities, 0.2000%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $287,704,795
                      collateralized by $292,665,702
                      in U.S. Government Agencies
                      2.3750% - 7.0000%, 3/5/10 - 1/15/17
                      with a value of $293,454,036                                                                       287,700,000
       171,000,000    Dresdner Kleinwort Securities LLC, 0.3500%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $171,004,988
                      collateralized by $12,387,600
                      in Asset Backed Securities
                      5.1110%, 8/25/36
                      $12,000,000 in Collateralized Mortgage Obligations
                      5.0810%, 7/15/09
                      $189,905,000 in Corporate Notes
                      3.2100% - 7.8750%, 7/15/09 - 11/15/37
                      with respective values of $7,358,057, $4,323,943 and $167,871,362                                  171,000,000
       300,000,000    HSBC Securities (USA), Inc., 0.2500%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $300,006,250
                      collateralized by $556,734,077
                      in U.S. Government Agencies
                      0% - 5.7500%, 12/15/18 - 9/1/44
                      with a value of $306,000,481                                                                       300,000,000
       296,200,000    ING Financial Markets LLC, 0.2000%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $296,204,937
                      collateralized by $571,210,326
                      in U.S. Government Agencies
                      0% - 17.6470%, 12/25/08 - 10/1/47
                      with a value of $302,124,606                                                                       296,200,000
       171,000,000    J.P. Morgan Securities, Inc., 0.4000%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $171,005,700
                      collateralized by $1,728,435,122
                      in Asset Backed Securities
                      0% - 13.1650%, 8/24/10 - 7/30/52
                      $72,734,127 in Collateralized Mortgage Obligations
                      0% - 7.8200%, 3/28/30 - 9/25/45
                      with respective values of $153,448,122 and $25,098,374                                             171,000,000
        94,200,000    RBC Capital Markets Corp., 0.2500%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $94,201,963
                      collateralized by $124,730,075
                      in U.S. Government Agencies
                      4.0040% - 6.5870%, 4/1/34 - 8/1/38
                      with a value of $96,084,000                                                                         94,200,000
       171,000,000    RBC Capital Markets Corp., 0.3500%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $171,004,988
                      collateralized by $379,708,022
                      in Asset Backed Securities
                      0% - 6.8000%, 12/15/16 - 7/1/47
                      with a value of $179,536,202                                                                       171,000,000
       350,000,000    Societe Generale, New York, 0.2500%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $350,007,292
                      collateralized by $2,083,544,199
                      in U.S. Government Agencies
                      0% - 6.5000%, 3/15/17 - 8/15/38
                      with a value of $357,000,000                                                                       350,000,000
        50,000,000    UBS Financial Services, Inc., 0.1500%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $50,000,625
                      collateralized by $95,029,598
                      in U.S. Government Agencies
                      4.5000% - 8.5000%, 5/1/15 - 4/1/47
                      with a value of $51,000,720                                                                         50,000,000
       300,000,000    UBS Financial Services, Inc., 0.3000%
                      dated 10/31/08, maturing 11/3/08
                      to be repurchased at $300,007,500
                      collateralized by $633,241,095
                      in U.S. Government Agencies
                      5.0000% - 9.5000%, 2/11/11 - 9/1/38
                      with a value of $306,000,334                                                                       300,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (cost $3,179,100,000)                                                                       3,179,100,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 0.8%
         2,900,000  Breckenridge Terrace LLC, 5.7500%, 5/1/39                                                              2,900,000
        11,785,000  Breckenridge Terrace LLC, 5.7500%, 5/1/39                                                             11,785,000
         4,500,000  FJM Properties-Wilmar, 3.5000%, 10/1/24                                                                4,500,000
        12,200,000  HHH Supply and Investment Co., 5.5000%, 7/1/29                                                        12,200,000
        20,000,000  Tuscaloosa County, Alabama, Industrial Development Gulf Opportunity Zone (Revenue
                    Bonds), 3.2000%, 3/1/28                                                                               20,000,000
           100,000  Union City, Tennessee Industrial Development Board, (Cobank LLC Project), 4.0500%,
                    1/1/25                                                                                                   100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $51,485,000)                                                               51,485,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 5.8%
       175,000,000  ABN AMRO Holding N.V., 0.1250%, 11/3/08                                                              175,000,000
       171,000,000  Svenska Handelsbanken AB, 0.1875%, 11/3/08                                                           171,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (cost $346,000,000)                                                                                  346,000,000
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Agency Notes - 2.7%
        40,000,000  Army & Air Force Exchange Services, 2.2500%, 11/7/08                                                  40,000,000
        40,000,000  Army & Air Force Exchange Services, 2.5000%, 11/14/08 *                                               40,000,000
        40,000,000  Army & Air Force Exchange Services, 2.8500%, 11/26/08 *                                               40,000,000
        40,000,000  Army & Air Force Exchange Services, 2.7500%, 11/21/08 *                                               40,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total U.S Government Agency Notes (cost $160,000,000)                                                                    160,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,967,984,049) - 100%                                                         $         5,967,984,049
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

*                 Security is illiquid

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of October 31, 2008)



                                                                Level 2 - Other Significant   Level 3 - Significant Unobservable
                                       Level 1 - Quoted Prices  Observable Inputs             Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Institutional Government
Money Market Fund                      $ -                      $5,967,984,049             $ -
------------------------------------------------------------------------------------------------------------------------------------

Significant Accounting Policies
The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser Forty Fund, Janus Adviser Fundamental Equity Fund, Janus Adviser Global Real Estate Fund, Janus Adviser Global Research Fund, Janus Adviser Growth and Income Fund, Janus Adviser High-Yield Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, Janus Adviser International Equity Fund, Janus Adviser International Forty Fund, Janus Adviser International Growth Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Long/Short Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Modular Portfolio Construction(R) Fund, Janus Adviser Money Market Fund, Janus Adviser Orion Fund, Janus Adviser Small Company Value Fund, Janus Adviser Small-Mid Growth Fund, Janus Adviser Worldwide Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund (collectively a "Fund" and individually a "Fund"). The Funds are part of Janus Adviser Series (the "Trust").

Investment Valuation
Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Adviser Money Market Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund (the "Money Market Funds") are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of the bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; and (iii) a non-significant event such as a market closing early or not opening, or a security trading halt. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

Repurchase Agreements
Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending
Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of October 31, 2008, the following Fund had on loan securities valued as indicated:

------------------------------------------------------------------------
                                                           Value at
  Fund                                                 October 31, 2008
------------------------------------------------------------------------
Janus Adviser International Growth Fund                  $5,239,565
------------------------------------------------------------------------

As of October 31, 2008, the following Fund received cash collateral for securities lending activity as indicated:

------------------------------------------------------------------------
                                                       Cash Collateral
  Fund                                                        at
                                                       October 31, 2008
------------------------------------------------------------------------
Janus Adviser International Growth Fund                  $5,490,048
------------------------------------------------------------------------

As of October 31, 2008, all cash collateral received by the following Fund that was invested is noted in the following table:

------------------------------------------------------------------------

  Fund                                                    Time Deposits
------------------------------------------------------------------------
Janus Adviser International Growth Fund                   $5,318,038
------------------------------------------------------------------------

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The Securities Lending Program was suspended and effective November 19, 2008, the funds no longer had any securities on loan. Management continues to review the program and may resume securities lending.
Interfund Lending

Pursuant to an exemptive order received from the SEC, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital-sponsored mutual funds, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of each borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Forward Currency Transactions
The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds, may enter into forward currency contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Futures Contracts
The Funds, except the Money Market Funds, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.

Swaps
The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds, may enter into swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. It the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as credit default, equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on referenced interest rate and the other based on the performance of a stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

Options Contracts
The Funds, except the Money Market Funds, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option that can only be exercised on the option's expiration date. The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Holdings designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Holdings designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.
Written option activity for the three-month period ended October 31, 2008 is indicated in the tables below:

                                                      Number of       Premiums
Call Options                                          Contracts       Received
-------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Options outstanding at July 31, 2008                      2,620      $  704,490
Options written                                             737         716,025
Options closed                                               --           --
Options expired                                              --           --
Options exercised                                            --           --
-------------------------------------------------------------------------------
Options outstanding at October 31, 2008                   3,357      $1,420,515
-------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
-------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Options outstanding at July 31, 2008                      1,865     $   920,648
Options written                                           1,964       4,491,710
Options closed                                            (195)       (382,493)
Options expired                                           (982)     (2,007,250)
Options exercised                                            --              --
-------------------------------------------------------------------------------
Options outstanding at October 31, 2008                   2,652     $ 3,022,615
-------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
-------------------------------------------------------------------------------
Janus Adviser International Forty Fund
Options outstanding at July 31, 2008                         --        $     --
Options written                                              10          13,570
Options closed                                               --              --
Options expired                                            (10)        (13,570)
Options exercised                                            --              --
-------------------------------------------------------------------------------
Options outstanding at October 31, 2008                      --        $     --
-------------------------------------------------------------------------------

                                                      Number of       Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
Options outstanding at July 31, 2008                      2,506       $ 416,709
Options written                                           1,794         185,755
Options closed                                            (679)       (129,800)
Options expired                                              --              --
Options exercised                                            --              --
-------------------------------------------------------------------------------
Options outstanding at October 31, 2008                   3,621       $ 472,664
-------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
-------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
Options outstanding at July 31, 2008                      1,943       $ 183,950
Options written                                           1,411         153,649
Options closed                                            (651)        (93,601)
Options expired                                              --              --
Options exercised                                            --              --
-------------------------------------------------------------------------------
Options outstanding at October 31, 2008                   2,703       $ 243,998
-------------------------------------------------------------------------------

                                                      Number of       Premiums
Call Options                                          Contracts       Received
-------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at July 31, 2008                     38,735     $ 5,343,288
Options written                                          29,645       6,114,409
Options closed                                         (19,096)     (1,901,786)
Options expired                                        (11,284)     (2,540,505)
Options exercised                                            --              --
-------------------------------------------------------------------------------
Options outstanding at October 31, 2008                  38,000     $ 7,015,407
-------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
-------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at July 31, 2008                     25,948    $  5,586,581
Options written                                          38,560      17,178,167
Options closed                                         (35,553)     (9,435,309)
Options expired                                         (4,884)     (1,897,786)
Options exercised                                            --              --
-------------------------------------------------------------------------------
Options outstanding at October 31, 2008                  24,071    $ 11,431,653
-------------------------------------------------------------------------------

                                                      Number of       Premiums
Call Options                                          Contracts       Received
-------------------------------------------------------------------------------
Janus Adviser Orion Fund
Options outstanding at July 31, 2008                      2,236       $ 446,828
Options written                                             503         221,863
Options closed                                            (689)       (259,986)
Options expired                                           (911)       (143,900)
Options exercised                                            --              --
-------------------------------------------------------------------------------
Options outstanding at October 31, 2008                   1,139       $ 264,805
-------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
-------------------------------------------------------------------------------
Janus Adviser Orion Fund
Options outstanding at July 31, 2008                      1,487       $ 237,770
Options written                                           2,375         372,250
Options closed                                          (1,983)       (313,068)
Options expired                                           (199)         (9,532)
Options exercised                                          (25)         (3,200)
-------------------------------------------------------------------------------
Options outstanding at October 31, 2008                   1,655       $ 284,220
-------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
-------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund
Options outstanding at July 31, 2008                     78,897     $ 1,805,258
Options written                                           4,407       3,985,854
Options closed                                         (72,349)       (685,975)
Options expired                                            (56)        (75,580)
Options exercised                                            --              --
-------------------------------------------------------------------------------
Options outstanding at October 31, 2008                  10,899     $ 5,029,557
-------------------------------------------------------------------------------

Mortgage Dollar Rolls
Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser Global Real Estate Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds sell a mortgage-related security (such as a Government National Mortgage Association ("Ginnie Mae") security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds, maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Securities Traded on a To-Be Announced Basis
Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser Global Real Estate Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Federal National Mortgage Association ("Fannie Mae") and/or Federal Home Loan Mortgage Corporation ("Freddie Mac") transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Floating Rate Loans
Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may invest in floating rate loans. Floating rate loans are debt securities which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets.
If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Bank Loans
Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year LIBOR.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended October 31, 2008, are indicated in the table below.

-------------------------------------------------------------------------------------------------------------
                                                           Average Monthly
Fund                                                         Borrowings                     Rates
-------------------------------------------------------------------------------------------------------------
Janus Adviser Floating Rate High Income Fund                $     5,717,293           0.0001% - 9.2700%
-------------------------------------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                        15,024          2.1500% - 10.7188%
-------------------------------------------------------------------------------------------------------------

Short Sales
The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund and Janus Adviser INTECH Risk-Managed Value Fund, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own, or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. The total market value of all of a Fund's short sales positions, other than short sales against the box, will not exceed 10% of its net assets. Although the potential for gain as a result of a short sale is limited to the price at which a Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that a Fund will be able to close out a short position at a particular time or at an acceptable price.
A gain or a loss will be recognized upon termination of a short sale. There is no limit to the size of any loss that a Fund may recognize upon termination of a short sale. The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Foreign Currency Translations
The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at October 31,2008. Net unrealized appreciation or depreciation of investments and foreign currency translations arises from changes in the valueof assets and liabilities, including investments in securities held at October 31, 2008, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. On September 15, 2008, Lehman Brothers Holding, Inc. (Lehman) filed for Chapter 11 bankruptcy in U.S. Federal Court. A number of Lehman subsidiaries have subsequently filed bankruptcy or similar insolvency proceedings in the U.S. and other jurisdictions. Lehman's bankruptcy caused the Funds to write off Lehman foreign exchange currency gains and losses and the associated receivables and payables.

The Funds utilize foreign currency-denominated assets and forward currency contracts in which the Fund may incur losses due to changes in the market or failure of the other party to a contract to perform (counterparty risk). Like other financial transactions involving counterparties, the potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund's risk, consist principally of cash due from counterparties and investments.

Borrowing
Janus Adviser Long/Short Fund and Janus Adviser Floating Rate High Income Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, a Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverageif it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. In addition to borrowing for leverage purposes, each Fund also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for othertemporary or emergency purposes. This allows a Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Adviser Long/Short Fund and Janus Adviser Floating Rate High Income Fund involve special risk considerations that may not be associated with other funds having similar policies. Because substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.

When-Issued Securities
The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Exchange-Traded Funds
The Funds, except the Janus Adviser INTECH Risk-Managed Core Fund and Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund and Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds, may invest in exchange-traded funds, which are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes
The Funds, except the Money Market Funds, may invest directly in exchange-traded notes ("ETN"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds' total return. A Fund will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. A Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

Equity-Linked Structured Notes
The Funds, except the Money Market Funds, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.
Initial Public Offerings
The Funds, except the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. The Funds may not experience similar performance as its assets grow.

Additional Investment Risk
The Funds, particularly Janus Adviser Floating Rate High Income Fund and Janus Adviser High-Yield Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund and Janus Adviser INTECH Risk-Managed Value Fund do not intend to invest in high-yield/high-risk bonds.

Restricted Security Transactions
Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments
The Funds may invest in money market funds, including funds managed by Janus Capital. During the period ended October 31, 2008, the following recorded distributions from affiliated investment companies as affiliated dividend income and had the following affiliated purchases and sales:

                                                                    Purchases          Sales           Dividend           Value
                                                                   Shares/Cost      Shares/Cost         Income         at 10/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund - Institutional Shares
Janus Adviser Balanced Fund                                     $    41,656,175   $   (31,847,279)  $       103,009  $    21,031,172
Janus Adviser Contrarian Fund                                         1,854,556        (2,890,612)            2,217               --
Janus Adviser Flexible Bond Fund                                     18,481,995       (14,017,874)           25,356        4,995,358
Janus Adviser Floating Rate High Income Fund                                 --                --                --               --
Janus Adviser Forty Fund                                            103,362,270      (406,321,000)        2,022,578      189,021,443
Janus Adviser Fundamental Equity Fund                                 1,029,682        (1,334,182)            1,862               --
Janus Adviser Global Real Estate Fund                                   154,687          (588,267)            3,610          143,826
Janus Adviser Global Research Fund                                       77,245          (175,044)              306               --
Janus Adviser Growth and Income Fund                                    602,583        (1,520,566)            3,277          507,017
Janus Adviser High-Yield Fund                                           163,294           (21,000)            1,646          338,066
Janus Adviser INTECH Risk-Managed Core Fund                              86,080           (93,080)               19               --
Janus Adviser INTECH Risk-Managed Growth Fund                         1,559,806        (2,309,156)            4,417               --
Janus Adviser INTECH Risk-Managed International Fund                     65,597          (101,094)              128               --
Janus Adviser INTECH Risk-Managed Value Fund                            304,682          (595,902)              402               --
Janus Adviser International Equity Fund                               4,083,091        (8,977,319)           17,855               --
Janus Adviser International Forty Fund                                  351,418          (398,724)              187               --
Janus Adviser International Growth Fund                              12,001,907       (91,290,000)          223,692       17,768,427
Janus Adviser Large Cap Growth Fund                                     689,757        (5,894,024)            9,920               --
Janus Adviser Long/Short Fund                                                --                --                --               --
Janus Adviser Mid Cap Growth Fund                                    17,236,668       (29,659,416)          214,734       17,507,903
Janus Adviser Mid Cap Value Fund                                             --                --                --               --
Janus Adviser Modular Portfolio Construction(R) Fund                        801              (801)                2               --
Janus Adviser Orion Fund                                              3,051,527        (7,411,005)           16,047               --
Janus Adviser Small Company Value Fund                                1,050,934           (15,000)            7,818        1,714,942
Janus Adviser Small-Mid Growth Fund                                     216,896          (260,167)              237            6,053
Janus Adviser Worldwide Fund                                            126,240          (126,240)               17               --
------------------------------------------------------------------------------------------------------------------------------------
                                                                $   208,207,891   $  (605,847,752)  $     2,659,336  $   253,034,207
------------------------------------------------------------------------------------------------------------------------------------

Janus Institutional Money Market Fund - Institutional Shares
Janus Adviser Balanced Fund                                     $   138,693,534   $  (175,633,721)  $       162,896  $    24,250,523
Janus Adviser Contrarian Fund                                        25,134,292       (24,489,692)            8,644        2,825,000
Janus Adviser Flexible Bond Fund                                    145,605,985      (140,534,126)           40,055        5,071,859
Janus Adviser Floating Rate High Income Fund                                 --                --                --               --
Janus Adviser Forty Fund                                            865,754,920      (473,475,000)        2,151,108      483,037,590
Janus Adviser Fundamental Equity Fund                                 3,656,092        (5,933,592)            2,612               --
Janus Adviser Global Real Estate Fund                                   692,245          (791,733)            1,611           15,000
Janus Adviser Global Research Fund                                    1,655,963        (1,655,963)            1,192               --
Janus Adviser Growth and Income Fund                                 12,165,434       (13,350,434)            9,269               --
Janus Adviser High-Yield Fund                                         2,081,765        (1,875,000)            3,431          270,041
Janus Adviser INTECH Risk-Managed Core Fund                           6,561,039        (6,574,039)            2,305               --
Janus Adviser INTECH Risk-Managed Growth Fund                        36,470,470       (29,779,120)           17,148       11,324,000
Janus Adviser INTECH Risk-Managed International Fund                    660,885          (606,196)              246           59,000
Janus Adviser INTECH Risk-Managed Value Fund                          6,584,157        (1,995,157)            1,872        4,589,000
Janus Adviser International Equity Fund                              36,040,562       (36,665,513)           34,202        7,958,000
Janus Adviser International Forty Fund                                  797,954          (728,654)              289          140,000
Janus Adviser International Growth Fund                             318,592,123      (208,877,000)          379,938      109,715,123
Janus Adviser Large Cap Growth Fund                                   9,402,555        (5,331,261)            3,901        4,071,294
Janus Adviser Long/Short Fund                                                --                --                --               --
Janus Adviser Mid Cap Growth Fund                                    81,491,083       (79,950,583)           46,051        3,270,000
Janus Adviser Mid Cap Value Fund                                             --                --                --               --
Janus Adviser Modular Portfolio Construction(R) Fund                  1,084,226        (1,060,226)              177           24,000
Janus Adviser Orion Fund                                             10,614,502        (8,979,063)            4,648        2,375,989
Janus Adviser Small Company Value Fund                                4,682,658        (5,004,000)           19,200        1,692,770
Janus Adviser Small-Mid Growth Fund                                     998,113          (981,833)            1,853          171,353
Janus Adviser Worldwide Fund                                          9,043,136        (6,212,760)            7,257        2,830,376
------------------------------------------------------------------------------------------------------------------------------------
                                                                $ 1,718,463,693   $(1,230,484,666)  $     2,899,905  $   663,690,918
------------------------------------------------------------------------------------------------------------------------------------

Affiliated Fund of Funds Transactions
Janus Adviser Modular Portfolio Construction(R) Fund may invest in certain funds within the Janus family of funds, of which the Funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended October 31, 2008, the Fund had the following affiliated purchases and sales:

                                                   Purchases                  Sales          Realized    Dividend        Value
                                               Shares      Cost         Shares     Cost     Gain/(Loss)   Income      at 10/31/08
---------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Modular Portfolio
Construction(R) Fund
Janus Adviser Flexible Bond Fund -
Class I Shares                                 21,601    $260,221          --    $     --    $     --    $    214    $   248,408
Janus Adviser Forty Fund - Class I Shares       2,043      76,006          --          --          --          --         52,554
Janus Adviser Fundamental Equity Fund -
Class I Shares                                  4,996      84,796          --          --          --          --         61,705
Janus Adviser Global Real Estate Fund -
Class I Shares                                  1,197      10,341          --          --          --          --          7,052
Janus Adviser High-Yield Fund -
Class I Shares                                    713       6,302          --          --          --          13          5,215
Janus Adviser INTECH Risk-Managed Growth
Fund - Class I Shares                           2,718      34,125          --          --          --          --         25,169
Janus Adviser INTECH Risk-Managed
International Fund - Class I Shares             4,113      34,125          --          --          --          --         24,102
Janus Adviser INTECH Risk-Managed Value
Fund - Class I Shares                           3,579      36,194          --          --          --          --         27,912
Janus Adviser International Equity Fund -
Class I Shares                                  3,447      36,194          --          --          --          --         23,990
Janus Adviser International Growth Fund -
Class I Shares                                  1,393      76,007          --          --          --          --         48,702
Janus Adviser Orion Fund - Class I Shares       5,317      76,007          --          --          --          --         48,600
Janus Adviser Small-Mid Growth Fund -
Class I Shares                                  7,071      84,796          --          --          --          --         59,752
Janus Contrarian Fund                           4,735      76,007          --          --          --          --         51,613
Janus Research Fund                             1,245      33,091          --          --          --          --         22,729
---------------------------------------------------------------------------------------------------------------------------------
                                                         $924,212                $     --    $     --    $    227    $   707,503
---------------------------------------------------------------------------------------------------------------------------------

Federal Income Tax
Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of October 31, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------------------------------------------------------
                                           Federal Tax Cost      Unrealized          Unrealized             Net
                                                                Appreciation       (Depreciation)      Appreciation/
                                                                                                      (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund                $   696,774,822    $    25,334,644    $   (90,313,582)    $   (64,978,838)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                  338,259,932          5,483,281       (135,307,688)       (129,824,407)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund               227,330,864            216,424        (14,111,767)        (13,895,343)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Forty Fund                     5,111,217,173        370,352,398     (1,181,101,329)       (810,748,931)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Floating Rate                      8,372,343              3,457         (1,394,719)         (1,391,262)
High Income Fund
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund           70,190,055          1,025,168        (22,533,617)        (21,508,449)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Global Real Estate Fund            7,746,045             18,619         (3,114,301)         (3,095,682)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Global Research Fund               6,647,097             65,572         (2,209,571)         (2,143,999)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund           121,108,551          5,116,823        (33,339,288)        (28,222,465)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                    5,088,392                322         (1,097,818)         (1,097,496)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed              105,790,744          2,612,432        (24,852,987)        (22,240,555)
Core Fund
---------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed            1,248,845,487         16,987,792       (319,449,215)       (302,461,423)
Growth Fund
---------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed                9,147,986             90,621         (2,958,815)         (2,868,194)
International Fund
---------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed               78,246,457          1,527,619        (19,787,133)        (18,259,514)
Value Fund
---------------------------------------------------------------------------------------------------------------------
Janus Adviser International Equity Fund        174,451,482          1,519,907        (63,506,355)        (61,986,448)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser International Forty Fund           2,398,912             33,080           (908,420)           (875,340)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund      1,951,794,842         79,547,212       (737,210,315)       (657,663,103)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund            128,601,623          6,682,960        (36,577,106)        (29,894,146)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                  355,291,639        111,112,358       (242,406,673)       (131,294,315)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund              672,255,763         21,078,844       (220,026,071)       (198,947,227)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund             1,416,570,462         64,460,774       (381,877,526)       (317,416,752)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Modular Portfolio                  1,037,374                 --           (235,512)           (235,512)
Construction(R) Fund
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Money Market Fund                 23,248,373                 --                 --                  --
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Orion Fund                        60,468,848            881,347        (22,224,408)        (21,343,061)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Small Company Value Fund          47,041,410          3,120,416        (13,711,709)        (10,591,292)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund              5,858,157            157,144         (1,909,890)         (1,752,746)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                   119,261,182          4,265,037        (46,121,433)        (41,856,396)
---------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management          1,727,493,428                 --                 --                  --
Fund
---------------------------------------------------------------------------------------------------------------------
Janus Institutional Government Money         3,372,825,159                 --                 --                  --
Market Fund
---------------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund        5,967,984,049                 --                 --                  --
---------------------------------------------------------------------------------------------------------------------

New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 was effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds' investments defined pursuant to SFAS No. 157. These inputs are summarized into three broad levels: Level 1- quoted prices in active markets for identical securities; Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and Level 3-significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is in the process of evaluating the impact of SFAS No. 161 on the Funds' financial statement disclosures.

Temporary Money Market Fund Guaranty Program
The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund ("ESF"), has established a Temporary Guarantee Program for money market mutual funds (the "Program"). The Board of Trustees of the Janus funds has approved the participation of each Janus money market fund, including Janus Adviser Money Market Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund, and Janus Institutional Money Market Fund, in the Program. Subject to the terms of the Program and the availability of money available to the ESF for that purpose, the Treasury Department will guarantee the share price of participating money market funds that seek to maintain a stable net asset value of $1.00 per share, subject to certain conditions. The cost to a Fund for participating in the Program is borne by all shareholders of the Fund, including subsequent shareholders who are not protected by the Program. That cost may reduce the yield on the Fund. The upfront cost of participating in the Program for the initial three-month coverage period was 0.01% of the net assets of the Fund as of September 18, 2008 and is not reflected in the fee table of the Funds' current prospectus. The Treasury Department, through the ESF, has extended its Program for money market funds from December 18, 2008 to April 30, 2009. The Board of Trustees of the Janus funds has approved participation of each Janus money market fund in the Program.

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser Series

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: December 30, 2008

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Adviser Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: December 30, 2008